As filed electronically with the Securities and Exchange Commission on April 30, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 333-00295

Pre-Effective Amendment No.
Post-Effective Amendment No.     31
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-07495

Amendment No. 32

(Check appropriate box or boxes.)

Transamerica Partners Funds Group II

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, FL 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:
It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On May 1, 2010 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Partners Portfolios also executed this registration statement.

Transamerica Partners Institutional Funds Group
Transamerica Institutional Asset Allocation Funds

Prospectus

May 1, 2010

Fund	Ticker

Transamerica Partners Institutional Balanced	DIBFX
Transamerica Partners Institutional Core Bond	DICBX
Transamerica Partners Institutional High Quality Bond	DIHQX
Transamerica Partners Institutional High Yield Bond	DIHYX
Transamerica Partners Institutional Inflation-Protected Securities	DIIGX
Transamerica Partners Institutional International Equity	DIIEX
Transamerica Partners Institutional Large Core	DIGIX
Transamerica Partners Institutional Large Growth	DIEGX
Transamerica Partners Institutional Large Value	DIVIX
Transamerica Partners Institutional Mid Growth	DIMGX
Transamerica Partners Institutional Mid Value	DIMVX
Transamerica Partners Institutional Money Market	DFINX
Transamerica Partners Institutional Small Core	DISEX
Transamerica Partners Institutional Small Growth	DISGX
Transamerica Partners Institutional Small Value	DIVSX
Transamerica Partners Institutional Stock Index	DISFX
Transamerica Institutional Asset Allocation – Intermediate Horizon	DVMSX
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	DVASX
Transamerica Institutional Asset Allocation – Long Horizon	DVLSX
Transamerica Institutional Asset Allocation – Short Horizon	DVCSX
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	DVSIX

Each of the above funds (except for the Transamerica Institutional Asset Allocation funds) invest in securities through an underlying mutual fund having the same investment goals and strategies.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Not insured by FDIC or any federal government agency.	May lose value.	Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.

TRANSAMERICA PARTNERS INSTITUTIONAL BALANCED

Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.05%
Expense reduction[b]	0.30%
Total annual fund operating expenses after expense reduction	0.75%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.75%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$77	$240	$417	$1,057

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 167% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests in a mix of equity and debt securities of predominantly U.S. issuers. The fund may also invest in foreign securities including securities of issuers located in emerging markets. The fund’s equity securities include, but are not limited to, common and preferred stocks (and their equivalents such as American Depositary Receipts). The fund’s debt securities include, but are not limited to, corporate bonds, notes and commercial paper, U.S. government obligations, bank obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities and mortgage-backed securities without government guarantees.

The fund varies the percentage of assets invested in any one type of security in accordance with its advisers’ interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Generally, the fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income and money market securities (investing at least 25% of its assets in fixed-income senior securities, including debt securities and preferred stocks).

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, swaps, and forward currency contracts. These investment strategies may be employed to attempt to alter investment characteristics of the fund’s portfolio.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Effective on or about July 9, 2010, the fund’s sub-advisers will change to J.P. Morgan Investment Management, Inc. and BlackRock Financial Management, Inc. and the fund’s principal investment strategies will be as follows:

The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund varies the percentage of assets invested in any one type of security in accordance with its advisers’ interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Generally, the fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income and money market securities (investing at least 25% of its assets in fixed-income senior securities, including debt securities and preferred stocks).

Equity component – The equity component of the fund is normally invested primarily in equity securities of large- and medium-capitalization U.S. companies, but may invest in foreign companies included in the S&P 500 Index. Industry by industry, the fund’s weightings are generally similar to those of the S&P 500 Index. The fund’s sub-adviser normally does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500 Index. Within each industry, the fund’s sub-adviser modestly may overweight stocks that it views as undervalued or fairly valued while modestly underweighting or not holding stocks that it views as overvalued.

Fixed income component – The fixed income component of the fund is normally invested primarily in investment grade debt securities and U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities and mortgage-backed securities without government guarantees. Its dollar-weighted average effective maturity generally is between five and fifteen years (and does not exceed thirty years). The fund may also invest in U.S. Treasury and agency securities, municipal bonds, corporate bonds, asset-backed securities (including collateralized loan obligations, collateralized bond obligations and collateralized debt obligations), high quality, short-term obligations and repurchase agreements, and in securities of foreign issuers. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies. Up to 20% of the fixed income component may be invested in any or all of non-dollar securities, high yield debt securities and emerging market securities.

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, swaps, and forward currency contracts. These investment strategies may be employed to attempt to alter investment characteristics of the fund’s portfolio.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

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•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest

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rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

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Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Effective on or about July 9, 2010, the fund will be subject to the following additional principal risks:

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation- protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

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Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund's investments in loans are also subject to prepayment or call risk.

•

Medium-Sized Companies – Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies generally are subject to more volatility in price than larger company securities.

•

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund's ability to dispose of the underlying securities may be restricted.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

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U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used more closely to reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	13.56%
Worst Quarter:	12/31/2008	-14.06%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Balanced	23.07%	1.39%	0.94%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.09%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-1.29%

*          The fund commenced operations on September 11, 2000.

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Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Goldman Sachs Asset Management, L.P.

Portfolio Managers:

Andrew Alford, Portfolio Manager since 2005

Katinka Domotorffy, Portfolio Manager since 2009

William Fallon, Portfolio Manager since 2010

Sub-Advisers:

Western Asset Management Company

Western Asset Management Company Limited

Portfolio Managers:

Michael C. Buchanan, Portfolio Manager since 2005

Carl L. Eichstaedt, Portfolio Manager since 2005

Keith J. Gardner, Portfolio Manager since 2005

S. Kenneth Leech, Portfolio Manager since 2005

Mark S. Lindbloom, Portfolio Manager since 2005

Edward J. Moody, Portfolio Manager since 2005

Stephen A. Walsh, Portfolio Manager since 2005

Effective on or about July 9, 2010, the fund’s sub-advisers and portfolio managers will be as follows:

Sub-Advisers:

J.P. Morgan Investment Management, Inc

Portfolio Managers:

Scott Blasdell, Portfolio Manager since 2010

Terance Chen, Portfolio Manager since 2010

Raffaele Zingone, Portfolio Manager since 2010

Sub-Advisers:

BlackRock Financial Management, Inc.

Portfolio Managers:

Curtis Arledge, Portfolio Manager since 2010

Matthew Marra, Portfolio Manager since 2010

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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TRANSAMERICA PARTNERS INSTITUTIONAL CORE BOND

Investment Objective: Seeks to achieve maximum total return.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)a

Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	0.73%
Expense reduction[b]	0.08%
Total annual fund operating expenses after expense reduction	0.65%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.65%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$66	$208	$362	$845

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 1,014% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in investment grade debt securities and U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities and mortgage-backed securities without government guarantees. Under normal circumstances, the fund invests at least 80% of its net assets in bonds and related investments.

The fund may also invest in U.S. Treasury and agency securities, municipal bonds, corporate bonds, asset-backed securities (including collateralized loan obligations (“CLO”s), collateralized bond obligations (“CBO”s) and collateralized debt obligations (“CDO”s)), high quality, short-term obligations and repurchase agreements, and in securities of foreign issuers. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies. The fund may invest up to 20% of its net assets in any or all of non-dollar securities, high yield debt securities and emerging market securities.

Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fund’s advisers. Under normal circumstances, the fund invests at least 65% of its net assets in investment grade securities.

The fund’s dollar-weighted average effective maturity generally is between five and fifteen years (and does not exceed thirty years), under normal circumstances. While longer-term securities tend to have higher yields than short-term securities, they are subject to greater price fluctuations as a result of interest rate changes and other factors.

The portfolio managers use both “top down” and “bottom up” analysis to determine sector, security and duration positions for the fund. These three factors are jointly determined and are interdependent. The overall position in the corporate sector, for example, is established in conjunction with assessments of relative value for specific corporate securities. Extensive bottom up analysis using a variety of valuation tools is conducted for sector allocation and security selection. Duration policy is primarily a result of sector allocations and expected long-term interest rate trends (rather than short-term interest rate forecasting). Yield curve positioning is also a key aspect of duration management. Security sales decisions are driven by the same criteria as purchase decisions.

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The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•
High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly

6

affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•
Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

7

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	09/30/2009	5.44%
Worst Quarter:	09/30/2008	-3.77%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Core Bond	12.55%	4.46%	5.50%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.09%

* The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	BlackRock Financial Management, Inc.

Portfolio Managers:

Curtis Arledge, Portfolio Manager since 2008

Matthew Marra, Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

8

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Transamerica Partners Institutional High Quality Bond

Investment Objective: Seeks to provide a high risk-adjusted return while focusing on the preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	0.76%
Expense reduction[b]	0.11%
Total annual fund operating expenses after expense reduction	0.65%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.65%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$66	$208	$362	$857

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 104% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in high quality debt securities with short and intermediate maturities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, U.S. Treasury and government agency obligations, securities of foreign issuers (such as Yankee bonds) and repurchase agreements. Under normal circumstances, the fund invests at least 80% of its net assets in high quality bonds and related investments.

The dollar-weighted average effective maturity of the fund generally does not exceed three years under normal circumstances. Individual securities held by the fund may have longer maturities. Short-term debt securities generally fluctuate less in price, and have lower yields, than longer-term securities of comparable quality. The fund’s duration generally is between one and three years. Duration is a way of measuring the fund’s overall sensitivity to interest rate fluctuations. The net asset value of a fund with a shorter duration will generally fluctuate less in response to interest rate changes than that of a fund with a longer duration.

The fund considers securities rated BBB- or better by Standard & Poor’s or Fitch or Baa3 or better by Moody’s (and securities that the fund’s advisers believe are of comparable quality) to be high quality. Investments in higher quality instruments may result in a lower yield than would be available from investments in lower quality instruments.

The portfolio managers of the fund use a “bottom-up” analysis, focusing on the relative value of individual securities. They also analyze the yield curve under multiple market conditions in making maturity and duration decisions for portfolio securities. The managers of the fund then attempt to select securities that will enable the fund to maintain a stable share price and at the same time to achieve a high level of income. The managers use the same bottom-up approach when deciding which securities to sell. Securities are sold when the fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

10

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•
Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•
Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates

11

rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•
Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

12

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	3.52%
Worst Quarter:	09/30/2008	-1.67%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional High Quality Bond	9.51%	4.07%	4.38%
Bank of America Merrill Lynch 1-3 Year Government/Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	3.84%	4.27%	4.64%

*	The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Merganser Capital Management, Inc.

Portfolio Managers:

Peter S. Kaplan, Portfolio Manager since 1990

Douglas A. Kelly, Portfolio Manager since 1990

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

13

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Transamerica Partners Institutional High Yield Bond

Investment Objective: Seeks to provide a high level of current income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	0.95%
Expense reduction[b]	0.10%
Total annual fund operating expenses after expense reduction	0.85%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.85%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$87	$271	$471	$1,091

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 98% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in high-yielding, income producing debt securities, such as debentures and notes, loan participations, and in convertible and non-convertible preferred stocks. Under normal circumstances, the fund invests at least 80% of its net assets in high-yield bonds and related investments.

High-yield securities usually are debt securities that are below-investment grade, commonly referred to as “junk bonds.” Below-investment grade debt securities offer yields that fluctuate over time, but that generally are superior to the yields offered by higher-rated securities. However, these securities also involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-rated securities. The fund considers securities rated BB or lower by Standard & Poor’s and Fitch and Ba or lower by Moody’s (and comparable unrated securities) to be high-yield securities.

The fund may invest a portion of its assets in foreign securities, which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the fund may hedge currency fluctuations by entering into options on futures contracts, forward foreign currency contracts and options on foreign currencies.

The fund’s investments are actively managed and securities may be bought and sold on a daily basis. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The investment adviser’s staff monitors the credit quality of securities held by the fund and other securities available to the fund. The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

The fund may also invest in (i) securities that are in default or in bankruptcy, (ii) securities that pay no interest, deferred interest or interest in the form of additional debt securities, (iii) interests in senior floating rate loans of domestic or foreign borrowers and in secured and unsecured subordinated loans, second lien loans, and subordinated bridge loans, (iv) mortgage-related securities, and (v) equity securities, including common stocks, warrants and rights. Investors should carefully consider the special risks of investing in this fund.

15

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net

16

assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not

17

represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	23.09%
Worst Quarter:	12/31/2008	-21.90%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional High Yield Bond	56.54%	5.41%	6.74%
Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	57.51%	6.35%	6.86%

*	The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Eaton Vance Management

Portfolio Managers:

Linda Carter, Portfolio Manager since 2000

Michael W. Weilheimer, Portfolio Manager since 2000

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed

18

to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

TRANSAMERICA PARTNERS INSTITUTIONAL INFLATION-PROTECTED SECURITIES

Investment Objective: Seeks maximum real return consistent with the preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	0.76%
Expense reduction[b]	0.11	%(c)
Total annual fund operating expenses after expense reduction	0.65	%(c)

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.00%, excluding extraordinary expenses.

[c]	Includes reimbursement of fees at the underlying fund level.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$66	$208	$362	$857

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 118% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in inflation-protected securities issued by the U.S. government, its agencies and instrumentalities. The fund also invests in inflation-protected securities of U.S. issuers, foreign governments, and other foreign issuers. Under normal circumstances, the fund invests at least 80% of its net assets in inflation-protected securities and related investments.

The fund may also invest in securities that pay nominal rates of interest (i.e., that are not inflation-protected), including U.S. Treasury and agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, floating rate securities, high quality, short-term obligations, and repurchase agreements. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.

The fund invests primarily in investment-grade securities, but may also invest in lower quality securities. The fund may not invest more than 10% of its net assets in below investment-grade securities (commonly referred to as “junk bonds”). Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fund’s advisers.

The fund seeks to maintain an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. TIPS Index, an index of inflation-protected securities. As of March 31, 2010, the duration of the index was 7.52 years. The fund may invest in securities of any maturity.

The portfolio managers of the fund use both “top down” and “bottom up” analysis to determine security and duration positions for the fund. These factors are jointly determined and are interdependent. Security sales decisions are driven by the same criteria as purchase decisions.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

20

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net

21

assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

22

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	12/31/2007	5.34%
Worst Quarter:	09/30/2008	-4.22%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Inflation-Protected Securities	9.81%	4.22%	4.52%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	11.42%	4.63%	7.32%

*	The fund commenced operations on September 11, 2000.

Prior to May 1, 2007, the fund had a different investment objective and strategy and was named Diversified Investors Intermediate Government Bond Fund. The fund’s performance prior to May 1, 2007 does not necessarily represent results that would have been obtained had the current investment objective and strategy been in effect for all periods.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	BlackRock Financial Management, Inc.

Portfolio Managers:

Stuart Spodek, Portfolio Manager since 2007

Brian Weinstein, Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

23

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

Transamerica Partners Institutional International Equity

Investment Objective: Seeks to provide a high level of long-term capital appreciation through investments in a diversified portfolio of securities of foreign issuers.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.19%
Expense reduction[b]	0.04%
Total annual fund operating expenses after expense reduction	1.15%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.15%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$117	$365	$633	$1,414

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 138% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in foreign securities, meaning securities of issuers that, in the opinion of the fund’s adviser, have their principal activities outside the United States or whose securities are traded primarily outside the United States. Under normal circumstances, the fund invests at least 75% of its net assets in foreign securities or depositary receipts of foreign securities. The fund invests in equity securities of issuers in at least three countries other than the United States. The fund may invest in securities of issuers in developing countries. Under normal market circumstances, the fund invests at least 80% of its net assets in equity securities and related investments. The fund may also invest in any type or quality of debt securities, including lower-rated securities, and may enter into forward currency exchange contracts for hedging purposes.

The fund may invest in companies of any size, but typically invests primarily in the large and middle range of public company market capitalizations. The fund may also invest in partnership interests. The fund’s portfolio manager invests on an opportunistic basis, where the portfolio manager believes there is intrinsic value. The portfolio typically includes basic value stocks and stocks that, in the portfolio manager’s opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. Securities are sold when the fund needs cash to meet redemptions, or when the portfolio manager believes that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your

25

investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

26

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	23.59%
Worst Quarter:	12/31/2008	-24.31%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional International Equity	26.34%	-0.24%	-0.82%
Morgan Stanley Capital International All Country World ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	42.14%	6.30%	4.24%

* The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Thornburg Investment Management, Inc.

Portfolio Managers:

William V. Fries, CFA, Co-Portfolio Manager since 2009

Wendy Trevisani, Co-Portfolio Manager since 2009

Lei Wang, CFA, Co-Portfolio Manager since 2009

27

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28

TRANSAMERICA PARTNERS INSTITUTIONAL LARGE CORE

Investment Objective: Seeks to provide capital appreciation and current income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.12%
Expense reduction[b]	0.22%
Total annual fund operating expenses after expense reduction	0.90%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.90%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$92	$287	$498	$1,199

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 168% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in securities selected in large part for their potential to generate long-term capital appreciation. The fund may also select securities based on their potential to generate current income. The fund emphasizes common stocks and securities of growing, financially stable and undervalued companies. Under normal circumstances, the fund invests at least 80% of its net assets in securities of large cap companies and related investments. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index. As of March 31, 2010, the market capitalization of the smallest company in the Russell 1000® Index was $222.68 million. This fund attempts to achieve more capital appreciation than an income fund and less price volatility than a growth fund. The fund emphasizes common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on

29

performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•
Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

30

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used more closely to reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	14.28%
Worst Quarter:	12/31/2008	-21.38%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Large Core	23.14%	-1.19%	-4.87%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	28.43%	0.79%	-1.01%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-1.29%

* The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Aronson+Johnson+Ortiz, LP

Portfolio Managers:

Theodore R. Aronson, Portfolio Manager since 2009

Stefani Cranston, Portfolio Manager since 2009

Kevin M. Johnson, Portfolio Manager since 2009

31

Gina Marie N. Moore, Portfolio Manager since 2009

Martha E. Ortiz, Portfolio Manager since 2009

R. Brian Wenzinger, Portfolio Manager since 2009

Christopher J. W. Whitehead, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32

TRANSAMERICA PARTNERS INSTITUTIONAL LARGE GROWTH

Investment Objective: Seeks to provide a high level of capital appreciation through investments in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	0.99%
Expense reduction[b]	0.09%
Total annual fund operating expenses after expense reduction	0.90%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.90%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$92	$287	$498	$1,145

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 102% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in common stocks of companies that its advisers believe have the potential for above average growth in earnings and dividends. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of large cap companies and related investments. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index. As of March 31, 2010, the market capitalization of the smallest company in the Russell 1000 Index® was $222.68 million. The fund emphasizes common and preferred stocks listed on the New York Stock Exchange and other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund uses multiple advisers to try to control the volatility often associated with growth funds, but there can be no assurance that this strategy will succeed.

The fund may use derivatives such as options, futures and swaps. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

33

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•
Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•
Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•
Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

34

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used more closely to reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	16.47%
Worst Quarter:	12/31/2008	-22.89%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Large Growth	35.06%	0.16%	-3.80%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-4.73%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-1.29%

*	The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	OFI Institutional Asset Management, Inc.

Portfolio Manager:

David E. Schmidt, Portfolio Manager since 2007

Sub-Adviser:

Jennison Associates LLC

Portfolio Managers:

Blair A. Boyer, Portfolio Manager since 2009

Michael A. Del Balso, Portfolio Manager since 2009

Spiros “Sig” Segalas, Portfolio Manager since 2009

Sub-Adviser:

Wellington Management Company, LLP

Portfolio Manager:

Paul E. Marrkand, CFA, Portfolio Manager since 2007

35

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36

Transamerica Partners Institutional Large Value

Investment Objective: Seeks to provide long-term capital appreciation through investments in a diversified portfolio of common stocks of large-capitalization companies. Current income is a secondary goal.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	0.83%
Expense reduction[b]	0.08%
Total annual fund operating expenses after expense reduction	0.75%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.75%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$77	$240	$417	$964

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 124% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in issuers listed on U.S. exchanges that the fund’s sub-adviser believes are seasoned, liquid and low priced, with effective management and positive momentum. Under normal circumstances, the fund invests at least 80% of its net assets in securities of large-cap companies and related investments. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index. As of March 31, 2010, the market capitalization of the smallest company in the Russell 1000® Index was $222.68 million.

The fund may use derivatives such as options, futures and swaps. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are

37

subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used more closely to reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

38

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	09/30/2009	15.00%
Worst Quarter:	12/31/2008	-24.50%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Large Value	16.20%	-3.67%	0.48%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-0.25%	2.29%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-1.29%

*	The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Aronson+Johnson+Ortiz, LP

Portfolio Managers:

Theodore R. Aronson, Portfolio Manager since 2009

Stefani Cranston, Portfolio Manager since 2009

Kevin M. Johnson, Portfolio Manager since 2009

Gina Marie N. Moore, Portfolio Manager since 2009

Martha E. Ortiz, Portfolio Manager since 2009

R. Brian Wenzinger, Portfolio Manager since 2009

Christopher J. W. Whitehead, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

39

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

TRANSAMERICA PARTNERS INSTITUTIONAL MID GROWTH

Investment Objective: Seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.72%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.16%
Expense reduction[b]	0.21%
Total annual fund operating expenses after expense reduction	0.95%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.95%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$97	$303	$525	$1,253

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 214% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in stocks of medium sized companies which the fund’s advisers believe have the potential to deliver earnings growth in excess of the market average, or to become market leaders. When identifying companies that may become market leaders, one of the factors the fund’s advisers consider is whether a company sells proprietary products or services and/or operates in an industry with high barriers to entry such as the telecommunications industry. The fund does not intend, however, to concentrate its investments in any particular industry. Under normal circumstances, the fund invests at least 80% of its net assets in securities of medium sized (or mid-cap) companies and related investments. This fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Growth Index. As of March 31, 2010, the market capitalizations of companies in the Russell Midcap® Growth Index ranged from approximately $222 million to $18 billion. Over time, the capitalizations of the companies in the Russell Midcap® Growth Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your

41

investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including

42

changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	12/31/2004	16.10%
Worst Quarter:	12/31/2008	-25.44%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Mid Growth	25.50%	1.92%	2.65%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	2.40%	4.67%

*	The fund commenced operations on November 7, 2001.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Columbus Circle Investors

Portfolio Managers:

Clifford Fox, Portfolio Manager since 2004

Michael Iacono, Portfolio Manager since 2004

Katerina Wasserman, Portfolio Manager since 2004

43

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44

TRANSAMERICA PARTNERS INSTITUTIONAL MID VALUE

Investment Objective: Seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)a

Management fees	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	1.05%
Expense reduction[b]	0.15%
Total annual fund operating expenses after expense reduction	0.90%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.90%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$92	$287	$498	$1,170

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 122% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund invests primarily in stocks of medium sized companies which the fund’s advisers believe have below market valuations and present an opportunity for earnings improvement. Under normal circumstances, the fund invests at least 80% of its net assets in securities of medium sized (or mid-cap) companies and related investments. The fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Value Index. As of March 31, 2010, the market capitalizations of companies in the Russell Midcap® Value Index ranged from approximately $220 million to $14.59 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in master limited partnerships, although their use will not be a principal investment strategy. The fund may also invest in foreign securities and real estate investment trusts (REITs).

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on

45

performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•
REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The

46

fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	17.83%
Worst Quarter:	12/31/2008	-23.99%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Mid Value	32.56%	1.77%	8.40%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	34.21%	1.98%	7.87%

*	The fund commenced operations on October 11, 2001.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Cramer, Rosenthal, McGlynn, LLC

Portfolio Managers:

Jay B. Abramson, Portfolio Manager since 2001

Robert L. Rewey, III, Portfolio Manager since 2008

Sub-Adviser:

J.P. Morgan Investment Management Inc.

Portfolio Managers:

Gloria Fu, CFA, Portfolio Manager since 2009

Lawrence Playford, CFA, Portfolio Manager since 2009

47

Jonathan K. L. Simon, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48

TRANSAMERICA PARTNERS INSTITUTIONAL MONEY MARKET

Investment Objective: Seeks to provide liquidity and as high a level of income as is consistent with the preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a,b]

Management fees	0.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	0.62%
Expense reduction[c]	0.12%
Total annual fund operating expenses after expense reduction	0.50%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]	Annual Fund Operating Expenses have been restated to reflect expenses for the current fiscal year.

[c]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.50%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$51	$160	$280	$680

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund invests primarily in high quality, short-term money market instruments. These instruments include short-term U.S. government obligations, corporate bonds and notes, bank obligations (such as certificates of deposit and bankers’ acceptances), commercial paper, asset-backed securities, and repurchase agreements. The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

The fund does not maintain a stable net asset value of $1.00 per share. As a money market fund, the fund must follow strict rules as to the credit quality, diversification, liquidity, and maturity of its investments. Each security, at the time of purchase by the fund, has been determined by the sub-adviser to present minimal credit risk. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s portfolio managers or Board of Trustees (where required by applicable regulations) will decide whether the security should be held or sold.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

49

•

Bank Obligations – To the extent the fund invests in U.S. bank obligations, the fund will be more susceptible to adverse events affecting the U.S. banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

•

Credit – An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline. Subordinated securities will be disproportionately affected by a default or downgrade.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Interest Rate – The interest rates on short-term obligations held in the fund will vary, rising or falling with short-term interest rates generally. The fund’s yield will tend to lag behind general changes in interest rates. The ability of the fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Net Asset Value – The fund does not maintain a stable net asset value of $1.00 per share and does not declare dividends on a daily basis (many money market funds do). Undeclared investment income, or a default on a portfolio security, may cause the fund’s net asset value to fluctuate.

•

Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

•

Yield – The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

50

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	03/31/2001	1.37%
Worst Quarter:	12/31/2009	0.00%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Money Market	0.21%	2.94%	2.55%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.64%

*	The fund commenced operations on September 11, 2000.

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

51

TRANSAMERICA PARTNERS INSTITUTIONAL SMALL CORE

Investment Objective: Seeks to provide a high level of capital appreciation through investments in a diversified portfolio of common stocks of small to medium size companies.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	1.27%
Expense reduction[b]	0.17%
Total annual fund operating expenses after expense reduction	1.10%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.10%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$112	$350	$606	$1,410

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 88% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in stocks of small to medium sized companies which, in the opinion of the fund’s advisers, present an opportunity for significant increases in earnings, revenue and/or value, without consideration for current income. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (or small-cap companies) and related investments. The fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index. As of March 31, 2010, the market capitalizations of companies in the Russell 2000® Index ranged from $11.15 million to $5.59 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the fund invests may change.

The fund uses multiple managers pursuing different investment styles in an attempt to control the volatility often associated with investments in companies of this size. There can be no assurance that this strategy will succeed. The fund is actively managed, and the portfolio managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate in excess of 100%. Active trading may increase the fund’s expenses.

The fund may use derivatives such as options, futures and swaps. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

52

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

53

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used more closely to reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2003	20.22%
Worst Quarter:	12/31/2008	-25.54%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Institutional Small Core	27.17%	-1.03%	0.16%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%	3.05%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-1.29%

*	The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Fort Washington Investment Advisors, Inc.

Portfolio Managers:

Richard R. Jandrain III, Portfolio Manager since 2008

Daniel J. Kapusta, Portfolio Manager since 2008

Bihag N. Patel, CFA, Portfolio Manager since 2008

David K. Robinson, CFA, Portfolio Manager since 2008

Sub-Adviser:

Invesco Advisers, Inc.

Portfolio Managers:

Ralph Coutant, CFA, Portfolio Manager since 2009

Anthony Munchak, CFA, Portfolio Manager since 2001

Glen Murphy, CFA, Portfolio Manager since 2001

Francis Orlando, CFA, Portfolio Manager since 2001

Anthony Shufflebotham, CFA, Portfolio Manager since 2009

Sub-Adviser:

Wellington Management Company, LLP

54

Portfolio Managers:

Timothy J. McCormack, CFA, Portfolio Manager since 2002

Shaun F. Pedersen, involved in portfolio management and securities analysis since 2004

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

55

Transamerica Partners INSTITUTIONAL Small Growth

Investment Objective: Seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)a

Management fees	0.87%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual fund operating expenses	1.35%
Expense reduction[b]	0.20%
Total annual fund operating expenses after expense reduction	1.15%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.15%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$117	$365	$633	$1,479

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 104% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund invests primarily in stocks of companies with small market capitalizations which the fund’s advisers believe have above average growth potential. Factors the fund’s advisers may consider in determining a company’s growth potential include the introduction of new products, technologies, distribution channels, or other opportunities, or otherwise strong industry or market positioning. Under normal market circumstances, the fund invests at least 80% of its net assets in securities of companies with small market capitalizations (or small-cap companies) and related investments. The fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index. As of March 31, 2010, the market capitalizations of companies in the Russell 2000® Index ranged from $11.15 million to $5.59 billion. Over time, the capitalizations of the companies in the Russell 2000® Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on

56

performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

57

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	23.68%
Worst Quarter:	12/31/2008	-25.34%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Small Growth	32.61%	-0.65%	4.53%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.47%	0.87%	6.88%

*	The fund commenced operations on May 29, 2003.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Perimeter Capital Partners LLC

Portfolio Managers:

James N. Behre, Portfolio Manager since 2006

Mark D. Garfinkel, CFA, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-

58

9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

59

Transamerica Partners Institutional Small Value

Investment Objective: Seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stock.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.82%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	1.29%
Expense reduction[b]	0.19%
Total annual fund operating expenses after expense reduction	1.10%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.10%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$112	$350	$606	$1,418

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 103% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in stocks of companies with small market capitalizations which the fund’s advisers believe have strong market share, cash flow and management teams but are undervalued by the market place. Under normal market circumstances, the fund invests at least 80% of its net assets in the securities of companies with small market capitalizations (or small-cap companies) and related investments. The fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index. As of March 31, 2010, the market capitalizations of companies in the Russell 2000® Index ranged from $11.15 million to $5.59 billion. Over time, the capitalizations of the companies in the Russell 2000® Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

60

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•
Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•
Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•
Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•
Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

61

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	09/30/2009	16.67%
Worst Quarter:	12/31/2008	-22.43%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Small Value	19.39%	-3.48%	5.67%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	20.58%	-0.01%	8.86%

*	The fund commenced operations on January 23, 2003.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Mesirow Financial Investment Management, Inc.

Portfolio Managers:

Susan Schmidt, Portfolio Manager since 2009

Rosa Welton, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-

62

755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

63

TRANSAMERICA PARTNERS INSTITUTIONAL STOCK INDEX

Investment Objective: Seeks to match the performance of the Standard and Poor’s 500 Composite Stock Index.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.10%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual fund operating expenses	0.40%
Expense reduction[b]	0.10%
Total annual fund operating expenses after expense reduction	0.30%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.30%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$31	$97	$169	$425

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 5% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

BlackRock Fund Advisors (“BFA”) is the investment adviser of the S&P 500 Stock Master Portfolio, the underlying mutual fund in which the fund invests.

The fund seeks its objective by investing in the stocks comprising the Standard & Poor’s 500 Stock Index1. The weightings of stocks in the S&P 500 Index are based on each stock’s relative total market capitalization; that is, its market price per share times the number of shares outstanding. The fund invests approximately the same percentage of its assets in each stock as the stock represents in the S&P 500 Index. Under normal market conditions, the fund invests at least 90% of its net assets in securities comprising the S&P 500 Index and related investments.

The fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500 Index. The fund’s ability to match the investment performance of the S&P 500 Index may be affected by, among other things, fund expenses, the amount of cash and cash equivalents held by the fund, the manner in which the total return of the S&P 500 Index is calculated, the size of the fund’s investment portfolio and the timing, frequency and size of cash flows into and out of the fund. BFA regularly monitors the fund’s correlation to the S&P 500 Index. In the unlikely event that the fund cannot achieve a correlation of at least 95%, the fund’s Trustees will consider alternative arrangements.

In the future, the fund may select another index if it is deemed to be more representative of the performance of publicly traded common stocks in the aggregate.

In seeking to replicate or match the performance of the S&P 500 Index, the fund may use various investment techniques, such as buying and selling futures contracts and options, entering into swap agreements and purchasing indexed securities. The fund may also lend its portfolio securities. These techniques may increase the fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk being taken.

64

The fund may invest not more than 10% of its total assets, under normal market conditions, in cash and high-quality money market instruments. These investments are made to provide liquidity and when there is an unexpected or abnormal level of investments in or redemptions from the fund.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

[1]

Standard & Poor’s does not sponsor the fund, nor is it affiliated in any way with the fund or the fund’s advisers. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “Standard & Poor’s 500®” are trademarks of McGraw-Hill, Inc. The Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in the fund.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Passive Investment - Because the sub-adviser does not select individual companies in the index that the fund tracks, the fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The

65

fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•
Tracking Error – Imperfect correlation between the fund’s portfolio securities and those in the index that the fund tracks, fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of a fund’s performance from that of the fund’s benchmark index.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	16.03%
Worst Quarter:	12/31/2008	-21.99%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Institutional Stock Index	26.45%	0.19%	-1.54%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-1.29%

*          The fund commenced operations on September 11, 2000.

Management:

Investment Adviser:	Investment Adviser of S&P 500 Stock Master Portfolio:

Transamerica Asset Management, Inc.	BlackRock Fund Advisors*

Portfolio Managers:

Christopher Bliss, Managing Director since 2009

Edward Corallo, Managing Director since 2009

66

Greg Savage, Managing Director since 2008

Diane Hsiung, Director since 2008

Jennifer Hsui, Director since 2009

*	Prior to December 1, 2009, BlackRock Fund Advisors was known as Barclays Global Fund Advisors.

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION – INTERMEDIATE HORIZON

Investment Objective: Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.81%
Total annual fund operating expenses[a]	0.91%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	0.91%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$93	$290	$504	$1,120

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 83% of the average value of the fund’s portfolio.

Principal Investment Strategies: Transamerica Institutional Asset Allocation - Intermediate Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s prospectus.

	Bond Funds	Normal Approximate Allocations Stock Funds	Money Market Fund
Intermediate Horizon	48%	50%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

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Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

69

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to additional indexes which are used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	11.57%
Worst Quarter:	12/31/2008	-12.87%

70

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Institutional Asset Allocation - Intermediate Horizon*	21.36%	1.90%	2.09%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)**	26.46%	0.42%	-1.29%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	5.93%	4.97%	6.09%
Transamerica Institutional Asset Allocation – Intermediate Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)**	20.85%	3.40%	3.08%

*	The fund commenced operations on September 11, 2000.

**

The Standard & Poor’s Composite Index, the Barclays Capital U.S. Aggregate Bond Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 24% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital U.S. TIPS Index, 12% Morgan Stanley Capital International World ex-US Index, 8% Bank of America Merrill Lynch 1-3 Year Treasury Index, 2% Citigroup 3-Month Treasury Bill Index, 6% Bank of America Merrill Lynch High Yield Master II Index, and 38% Russell 3000®. Prior to February 1, 2008 the composite benchmark was comprised of 30% Barclays Capital U.S. Aggregate Bond Index, 15% Bank of America Merrill Lynch 1-3 Year Treasury Index, 5% Bank of America Merrill Lynch High Yield Master II Index, 42% Russell 3000® Equity Index, and 8% Morgan Stanley Capital International World ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an Index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

71

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

Investment Objective: Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly more than average volatility as compared to other balanced funds.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.88%
Total annual fund operating expenses[a]	0.98%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	0.98%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$100	$312	$542	$1,201

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 57% of the average value of the fund’s portfolio.

Principal Investment Strategies: Transamerica Institutional Asset Allocation – Intermediate/Long Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s Prospectus.

	Bond Funds	Normal Approximate Allocations Stock Funds	Money Market Fund
Intermediate/Long Horizon	28%	70%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

72

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

73

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	13.97%
Worst Quarter:	12/31/2008	-17.64%

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Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon*	23.78%	0.73%	0.66%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)**	26.46%	0.42%	-1.29%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)**	24.98%	2.66%	1.87%

*	The fund commenced operations on September 11, 2000.

**

The Standard & Poor’s 500 Composite Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 15% Barclays Capital U.S. Aggregate Bond Index, 7% Barclays Capital U.S. TIPS Index, 18% Morgan Stanley Capital International World ex-US Index, 2% Bank of America Merrill Lynch 1-3 Year Treasury Index, 2% Citigroup 3-Month Treasury Bill Index, 4% Bank of America Merrill Lynch High Yield Master II Index, and 52% Russell 3000®. Prior to February 1, 2008 the composite benchmark was comprised of 18% Barclays Capital U.S. Aggregate Bond Index, 9% Bank of America Merrill Lynch 1-3 Year Treasury Index, 3% Bank of America Merrill Lynch High Yield Master II Index, 59% Russell 3000® Equity Index, and 11% Morgan Stanley Capital International World ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an Index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

75

Transamerica Institutional Asset Allocation – Long Horizon

Investment Objective: Seeks to provide long-term returns from growth of capital and growth of income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.93%
Total annual fund operating expenses[a]	1.03%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	1.03%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$105	$328	$569	$1,259

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 79% of the average value of the fund’s portfolio.

Principal Strategies: Transamerica Institutional Asset Allocation – Long Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s prospectus.

	Bond Funds	Normal Approximate Allocations Stock Funds	Money Market Fund
Long Horizon	8%	90%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

76

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

77

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	16.03%
Worst Quarter:	12/31/2008	-21.99%

78

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Institutional Asset Allocation – Long Horizon*	25.40%	-0.59%	-1.22%
Standard & Poor’s Composite Stock Index (reflects no deduction for fees, expenses or taxes)**	26.46%	0.42%	-1.29%
Transamerica Institutional Asset Allocation – Long Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)**	28.65%	1.81%	0.24%

*	The fund commenced operations on September 11, 2000.

**

The Standard & Poor’s Composite Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 4% Barclays Capital U.S. Aggregate Bond Index, 2% Barclays Capital U.S. TIPS Index, 24% Morgan Stanley Capital International World ex-US Index, 2% Citigroup 3-Month Treasury Bill Index, 2% Bank of America Merrill Lynch High Yield Master II Index, and 66% Russell 3000® Index. Through April 30, 2003, the composite benchmark was comprised of 60% Russell 1000® Index, 25% Russell 2000® Index, and 15% Morgan Stanley Capital International World ex-US Index. From May 1, 2003 through January 31, 2008 the composite benchmark was comprised of 6% Barclays Capital U.S. Aggregate Bond Index, 3% Bank of America Merrill Lynch 1-3 Year Treasury Index, 1% Bank of America Merrill Lynch High Yield Master II Index, 76% Russell 3000® Index, and 14% Morgan Stanley Capital International World ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an Index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

79

Transamerica Institutional Asset Allocation – Short Horizon

Investment Objective: Seeks to provide a high level of income and preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.70%
Total annual fund operating expenses[a]	0.80%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	0.80%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$82	$255	$444	$990

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 72% of the average value of the fund’s portfolio.

Principal Investment Strategies: Transamerica Institutional Asset Allocation – Short Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s prospectus.

	Bond Funds	Normal Approximate Allocations Stock Funds	Money Market Fund
Short Horizon	88%	10%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

80

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

81

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	6.88%
Worst Quarter:	09/30/2008	-4.81%

82

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Institutional Asset Allocation – Short Horizon*	16.67%	3.88%	4.68%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	5.93%	4.97%	6.09%
Transamerica Institutional Asset Allocation – Short Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)**	12.63%	4.58%	5.17%

*	The fund commenced operations on September 11, 2000.

**

The Barclays Capital U.S. Aggregate Bond Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 46% Barclays Capital U.S. Aggregate Bond Index, 15% Barclays Capital U.S. TIPS Index, 2% Morgan Stanley Capital International World ex-US Index, 17% Bank of America Merrill Lynch 1-3 Year Treasury Index, 2% Citigroup 3-Month Treasury Bill Index, 10% Bank of America Merrill Lynch High Yield Master II Index, and 8% Russell 3000® Index. Prior to February 1, 2008 the composite benchmark was comprised of 54% Barclays Capital U.S. Aggregate Bond Index, 27% Bank of America Merrill Lynch 1-3 Year Treasury Index, 9% Bank of America Merrill Lynch High Yield Master II Index, 9% Russell 3000® Index, and 1% Morgan Stanley Capital International World ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an Index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

Investment Objective: Seeks to achieve reasonable returns with considerably less than average volatility as compared to other balanced funds.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.75%
Total annual fund operating expenses[a]	0.85%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	0.85%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$87	$271	$471	$1,049

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 67% of the average value of the fund’s portfolio.

Principal Investment Strategies: Transamerica Institutional Asset Allocation – Short/Intermediate Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s prospectus.

	Normal Approximate Allocations
	Bond Funds	Stock Funds	Money Market Fund
Short/Intermediate Horizon	68%	30%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

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Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

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Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

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Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

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Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

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Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

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Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

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Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

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Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

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•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

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Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

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Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to additional indexes which are used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	8.72%
Worst Quarter:	12/31/2008	-8.68%

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Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon*	18.88%	2.82%	3.20%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes**	5.93%	4.97%	6.09%
Standard & Poor’s 500 Composite Stock Index (reflects on deduction for fees, expenses or taxes)**	26.46%	0.42%	-1.29%
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)**	16.65%	4.06%	4.19%

*	The fund commenced operations on September 11, 2000.

**

The Barclays Capital U.S. Aggregate Bond Index, Standard & Poor’s 500 Composite Stock Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 34% Barclays Capital U.S. Aggregate Bond Index, 12% Barclays Capital U.S. TIPS Index, 7% Morgan Stanley Capital International World ex-US Index, 14% Bank of America Merrill Lynch 1-3 Year Treasury Index, 2% Citigroup 3-Month Treasury Bill Index, 8% Bank of America Merrill Lynch High Yield Master Index, and 23% Russell 3000® Index. Prior to February 1, 2008 the composite benchmark was comprised of 42% Barclays Capital U.S. Aggregate Bond Index, 21% Bank of America Merrill Lynch 1-3 Year Treasury Index, 7% Bank of America Merrill Lynch High Yield Master II Index, 25% Russell 3000® Index, and 5% Morgan Stanley Capital International World-ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an Index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE ON THE FUNDS’ STRATEGIES AND INVESTMENTS

The following provides additional information regarding the funds’ strategies and investments described at the front of the prospectus. All references in this prospectus to the fund include the fund’s underlying portfolio, unless otherwise noted. Except as otherwise expressly stated for a particular fund in this prospectus or in the statement of additional information or as required by law, there is no limit on the amount of a fund’s assets that may be invested in a particular type of security or investment.

Balanced Fund

In selecting common stocks, the fund emphasizes established companies. Most of the fund’s long-term debt investments are investment grade (rated BBB or better by Standard & Poor’s or Fitch or Baa or better by Moody’s) or considered by the fund’s advisers to be of comparable quality. Credit ratings and determinations of credit quality are only the opinions of the companies issuing them and are not guarantees as to quality.

The fund uses short-term debt and money market instruments, including short-term U.S. government and corporate obligations, commercial paper, bank obligations and repurchase agreements, in varying amounts for liquidity and cash management, and as a risk management tool.

The fund invests in securities through an underlying mutual fund (called a Portfolio) having the same investment goals and strategies. All references in this prospectus to the fund include the fund’s underlying Portfolio, unless otherwise noted.

All Bond Funds

Fixed income securities may bear fixed, fixed and contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer or participations based on revenues, sales or profits. Changes in interest rates will generally cause bigger changes in prices of longer-term securities than in prices of shorter-term securities.

Each of the Bond Funds may use derivatives such as options, futures, swaps and forward currency contracts. The funds generally use derivatives for hedging purposes, but they also may be used to generate income. Derivatives may have economic characteristics similar to the securities held by a fund. In that case, derivative investments will be considered related investments for purposes of the fund’s policy to invest at least 80% of its net assets in the securities and related investments described above. Derivatives may increase the fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk being taken.

Each fund (except High Yield Bond Fund) invests primarily in investment grade securities. However, credit ratings and determinations of credit quality are only the opinions of the companies issuing them and are not guarantees as to quality.

Each of the Bond Funds will use short-term debt and money market instruments, including short-term U.S. government and corporate obligations, commercial paper, bank obligations and repurchase agreements, in varying amounts for liquidity and cash management, and as a risk management tool. Each fund also may lend its securities to generate income.

Compliance with any policy or limitation for a fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the fund’s assets or for any other reason. If the credit quality of an investment deteriorates after purchase, the portfolio managers will decide whether the security should be held or sold.

Each fund’s policy of investing, under normal circumstances, at least 80% of its net assets in the securities and related investments identified above may be changed without shareholder approval. However, each fund will provide its shareholders with prior notice of any changes in that policy in accordance with applicable law.

Each fund invests in securities through an underlying mutual fund (called a Portfolio) having the same investment goals and strategies. All references in this prospectus to a fund include that fund’s underlying portfolio, unless otherwise noted.

Money Market Fund

The fund is subject to SEC industry regulations applicable to money market funds. These regulations require that the fund’s investments mature or be deemed to mature within 397 days from the date of acquisition, that the average maturity of the fund’s investments (on a dollar-weighted basis) be 60 days or less, and that all of the fund’s investments be in U.S. dollar-denominated high quality securities which have been determined, at the time of purchase by the fund’s portfolio managers, to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer or guarantor) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the sub-adviser’s opinion, be of comparable quality.

Investors should note that within the two highest short-term rating categories there may be sub-categories or gradations indicating relative quality. If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if

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the maturity on a security is extended, the fund’s portfolio managers or the fund’s Board (where required by applicable regulations) will decide whether the security should be held or sold.

Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

The fund is constructed from an approved list of money market issues that have passed and maintain rigorous credit quality standards established by the portfolio managers. Securities are sold when the fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal. In general, the portfolio managers attempt to temper income volatility in the fund by investing significant portions of the fund in securities with maturities of thirty to fifty days.

To the extent that the portfolio has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

All Stock Funds

The portfolio managers of the Large Value, Mid Value and Small Value Funds use a “bottom up” value-oriented approach in selecting investments for the funds. When portfolio managers use a “bottom up” approach, they look primarily at individual companies against the context of broader market factors. A value-oriented approach attempts to identify companies that appear to be trading below their true worth. The managers use the same bottom up approach when deciding which securities to sell. Securities are sold when the fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goals.

Portfolio managers of the Large Core, Large Growth, Mid Growth, Small Growth and Small Core Funds use a “bottom up” approach in selecting securities, relying primarily on stock selection against the context of broader market factors. These managers look for companies that they believe are in dynamic high growth sectors of the world economy, and that are thought to have dominant or strong competitive positions within their sectors. They also look for companies that are expected to have strong earnings growth potential. The managers use the same bottom up approach when deciding which securities to sell. Securities are sold when a fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal. Other managers utilize a quantitative approach with respect to security investment decisions.

Each of the Stock Funds may use derivatives such as options, futures, swaps and forward currency contracts. The funds generally use derivatives for hedging purposes, but they also may be used to generate income. Derivatives may have economic characteristics similar to the securities held by a fund. In that case, derivative investments will be considered related investments for the purposes of the fund’s policy to invest at least 80% of its net assets in the securities and related investments described above. Derivatives may increase the fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk being taken.

Each of the Stock Funds may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. These funds use short-term obligations and money market securities, including commercial paper, bank obligations and repurchase agreements, in varying amounts for liquidity and cash management, and as a risk management tool. Each fund also may lend its securities to generate income.

Compliance with any policy or limitation for a fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the fund’s assets or for any other reason.

Although the policy of each fund, other than the Stock Index Fund, under normal circumstances, of investing at least 80% of its net assets in the securities and related investments identified above may be changed without shareholder approval, each fund will provide its shareholders with prior notice of any change in that policy in accordance with applicable law.

Each fund invests in securities through an underlying mutual fund (called a Portfolio) having the same investment goals and strategies. All references in this prospectus to a fund include that fund’s underlying Portfolio, unless otherwise noted. The Stock Index Fund invests in a Portfolio sponsored by a third party adviser.

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MORE ON RISKS OF INVESTING IN THE FUNDS

Principal Investment Risks: The following provides additional information regarding the risks of investing in the funds as described at the front of the prospectus.

Active Trading: Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

Asset Allocation: TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

Asset-Backed Securities: Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

Collateralized debt obligations (“CDOs”) are a type of asset-backed security. CDOs generally issue separate series or “tranches” which vary with respect to risk and yield. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of subordinate tranches, market anticipation of defaults, as well as investor aversion to CDO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

Bank Obligations: If a fund concentrates in U.S. bank obligations, a fund will be particularly sensitive to adverse events affecting U.S. banks. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

Cash Management and Defensive Investing: Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

Credit: If an obligor for a security held by the fund or a counterparty to a financial contract with the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. The fund may incur expenses to protect the fund’s interest in securities experiencing these events. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. The fund is subject to greater levels of credit risk to the extent it invests in junk bonds. These securities have a higher risk of issuer default and are considered speculative. The fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

Currency: When a fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, a fund’s investments in foreign currency denominated securities may reduce the returns of a fund.

Derivatives: The use of derivative instruments may involve risks and costs different from, and possibly greater than, the risks and costs associated with investing directly in securities or other traditional investments. A fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of a fund’s net asset value. Even a small investment in derivatives can have a disproportionate impact on a fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative instruments themselves, behave in a way not anticipated by a fund. The other parties to certain derivative contracts present the same types of default or credit risk as issuers of fixed income securities. Certain derivatives may be illiquid, which may reduce the return of a fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may be difficult to value, or may be subject to the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. In addition, derivatives may be subject to market risk, interest rate risk and credit risk. A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount

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invested. Also, suitable derivative instruments may not be available in all circumstances or at reasonable prices. A fund’s sub-adviser may not make use of derivatives for a variety of reasons.

Emerging Markets: Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

Fixed-Income Securities: The value of fixed-income securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

•	market risk: fluctuations in market value

•

interest rate risk: the value of a fixed-income security generally decreases as interest rates rise. This may also be the case for dividend paying stocks. Increases in interest rates may cause the value of your investment to go down. The longer the maturity or duration, the more sensitive the value of a fixed-income security is to fluctuations in interest rates

•

prepayment or call risk: declining interest rates may cause issuers of securities held by the fund to pay principal earlier than scheduled or to exercise a right to call the securities, forcing a fund to reinvest in lower yielding securities

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extension risk: rising interest rates may result in slower than expected principal prepayments, which effectively lengthens the maturity of affected securities, making them more sensitive to interest rate changes

•

default or credit risk: issuers (or guarantors) defaulting on their obligations to pay interest or return principal, being perceived as being less creditworthy or having a credit rating downgraded, or the credit quality or value of any underlying asset declines. A fund may incur expenses to protect the fund’s interest in securities experiencing these events. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Foreign Securities: Investments in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

•	different accounting and reporting practices

•	less information available to the public

•	less (or different) regulation of securities markets

•	more complex business negotiations

•	less liquidity

•	more fluctuations in prices

•	delays in settling foreign securities transactions

•	higher costs for holding shares (custodial fees)

•	higher transaction costs

•	vulnerability to seizure and taxes

•	political or financial instability and small markets

•	different market trading days

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Growth Stocks: Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

High-Yield Debt Securities: High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A fund with high-yield debt securities may be more susceptible to credit risk and market risk than a fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a fund’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

Increase in Expenses: Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Inflation-Protected Securities: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Interest Rate (Transamerica Partners Institutional Money Market): The interest rates on short-term obligations held in a fund’s portfolio will vary, rising or falling with short-term interest rates generally. A fund’s yield will tend to lag behind general changes in interest rates.

The ability of a fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

Investing in Loans: Certain funds may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund’s liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

Liquidity: Liquidity risk exists when particular investments are difficult to sell. Although most of a fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by a fund, particularly during periods of market turmoil. When a fund holds illiquid investments, a fund may be harder to value, especially in changing markets, and if a fund is forced to sell these investments to meet redemptions or for other cash needs, a fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, a fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

Market: The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

Medium-Sized Companies: Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies generally are subject to more volatility in price than larger company securities.

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Mortgage-Related Securities: Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

Net Asset Value: The Transamerica Partners Money Market does not maintain a stable net asset value of $1.00 per share and does not declare dividends on a daily basis (many money market funds do). Undeclared investment income, or a default on a portfolio security, may cause the fund’s net asset value to fluctuate. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

Passive Investment (Transamerica Partners Institutional Stock Index): Because the sub-adviser does not select individual companies in the index that the fund tracks, the fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Portfolio Selection: The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. Preferred stocks may pay fixed or adjustable rates of return. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.

Redemption (Transamerica Partners Institutional Money Market): The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Real Estate Investment Trusts (“REITS”): Equity REITs can be affected by any changes in the value of the properties owned. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

Repurchase Agreements: If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund's ability to dispose of the underlying securities may be restricted.

Securities Lending: A fund may lend securities to other financial institutions that provide cash or other securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

Small- or Medium-Sized Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Stocks: Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy. Because the stocks a fund holds fluctuate in price, the value of your investment in a fund will go up and down.

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Tracking Error (Transamerica Partners Institutional Stock Index): Imperfect correlation between the fund’s portfolio securities and those in the index that the fund tracks, fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of a fund’s performance from that of the fund’s benchmark index

Underlying Funds: Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

U.S. Government Agency Obligations: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Valuation: Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities, securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style.

Warrants and Rights: Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

Yield (Transamerica Partners Institutional Money Market): The amount of income paid to you by the fund will go up or down depending on day-to-day variations in short-term interest rates. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

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SHAREHOLDER INFORMATION

Investment Adviser

Transamerica Partners Funds Group II’s Board of Trustees is responsible for overseeing the management and business affairs of Transamerica Partners Funds Group II. It oversees the operation of Transamerica Partners Funds Group II by its officers. It also reviews the management of the funds’ assets by the investment adviser and sub-advisers. Information about the Trustees and executive officers of Transamerica Partners Funds Group II is contained in the Statement of Additional Information (“SAI”).

Transamerica Asset Management, Inc. (“TAM”), located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser for Transamerica Partners Funds Group II. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each fund’s sub-adviser. The investment adviser also monitors the sub-advisers’ buying and selling of portfolio securities and administration of the funds. For these services, TAM is paid investment advisory fees. These fees are calculated on the average daily net assets of each fund.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC are affiliates of TAM and Transamerica Funds.

The funds may rely on an Order from the SEC (Release IC- 23379 dated August 5, 1998) that permits Transamerica Partners Funds Group and its investment adviser, TAM, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on subadvisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

Stock Index Fund

TAM is the investment adviser of the Stock Index Fund, providing general supervision of the fund’s investment in its underlying Portfolio, subject to policies set by the Trustees.

BlackRock Fund Advisors (“BFA”) is the investment adviser of the portfolio in which the Stock Index Fund invests. BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BlackRock Institutional Trust Company, N.A. (“BTC”), which in turn is indirectly wholly-owned by BlackRock, Inc. Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A. As of December 31, 2009, BTC and its affiliates, including BFA, provided investment advisory services for assets in excess of $3.346 trillion. BFA, BTC, BlackRock Execution Services, BlackRock, Inc. and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolio invests.

Advisory Fees Paid in 2009

For the fiscal year ended December 31, 2009, each fund paid the following advisory fee as a percentage of the fund’s average daily net assets:

Name of Fund	Percentage

Transamerica Partners Institutional Balanced	0.40%
Transamerica Partners Institutional Core Bond	0.35%[1]
Transamerica Partners Institutional High Quality Bond	0.35%
Transamerica Partners Institutional High Yield Bond	0.55%[1]
Transamerica Partners Institutional Inflation-Protected Securities	0.35%[1]
Transamerica Partners Institutional International Equity	0.75%

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Name of Fund	Percentage

Transamerica Partners Institutional Large Core	0.60%
Transamerica Partners Institutional Large Growth	0.62%[1]
Transamerica Partners Institutional Large Value	0.45%[1]
Transamerica Partners Institutional Mid Growth	0.71%
Transamerica Partners Institutional Mid Value	0.67%[1]
Transamerica Partners Institutional Money Market	0.25%[3]
Transamerica Partners Institutional Small Core	0.80%[1]
Transamerica Partners Institutional Small Growth	0.84%
Transamerica Partners Institutional Small Value	0.79%
Transamerica Partners Institutional Stock Index	0.00%
Transamerica Institutional Asset Allocation – Intermediate Horizon	0.10%[2]
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	0.10%[2]
Transamerica Institutional Asset Allocation – Long Horizon	0.10%[2]
Transamerica Institutional Asset Allocation – Short Horizon	0.10%[2]
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	0.10%[2]

[1]	Amount waived was less than 0.005%.

[2]	In addition, the fund bears its pro rata share of the advisory fees of the underlying funds in which it invests.

[3]	Does not include voluntary yield waiver reduction.

A discussion regarding the Board of Trustees’ approval of each fund’s advisory arrangements is available in each fund’s semi-annual report for the fiscal year ended June 30, 2009 except for Transamerica Partners Institutional Large Growth and Transamerica Partners Institutional Mid Value. A discussion regarding the Board of Trustees’ approval for these funds is available in their annual report for the fiscal year ended December 31, 2009.

Sub-Advisers

The name and address of the sub-advisers are listed below. Pursuant to Investment Sub-advisory Agreements between TAM and each sub-adviser on behalf of the respective funds, each sub-adviser shall make investment decisions, buy and sell securities for the funds, conduct research that leads to these purchase and sale decisions, and pay broker-dealers a commission for these trades (which can include payments for research and brokerage services).

The sub-advisers listed below receive compensation, calculated daily and paid monthly, from TAM. For the fiscal year ended December 31, 2009, the sub-advisers received the following sub-advisory fees as a percentage of a fund’s average daily net assets:

Fund	Sub-Advisory Fee	Name and Address of Sub-Adviser

Transamerica Partners Institutional Large Core	0.18%	Aronson+Johnson+Ortiz, LP (“AJO”)
Transamerica Partners Institutional Large Value	0.18%	230 South Broad Street, 20th Floor
		Philadelphia, PA 19102
Transamerica Partners Institutional Core Bond	0.10%	BlackRock Financial Management,
Transamerica Partners Institutional Inflation-Protected	0.10%	Inc. (“BlackRock”)*
Securities		55 East 52nd Street
		New York, NY 10055
Transamerica Partners Institutional Mid Growth	0.38%	Columbus Circle Investors (“CCI”)*
		One Station Place
		Stamford, CT 06902
Transamerica Partners Institutional Mid Value	0.34%	Cramer, Rosenthal, McGlynn, LLC (“CRM”)
		520 Madison Avenue
		New York, NY 10022
Transamerica Partners Institutional High Yield Bond	0.17%	Eaton Vance Management (“Eaton Vance”)*
		Two International Place
		Boston, MA 02110

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Transamerica Partners Institutional Small Core	0.54%	Fort Washington Investment
		Advisors, Inc. (“FWIA”)
		303 Broadway, Suite 1200
		Cincinnati, OH 45202
Transamerica Partners Institutional Money Market	0.05%	GE Asset Management, Incorporated (“GEAMI”)*
		3001 Summer Street
		P.O. Box 120031
		Stamford, CT 06912
Transamerica Partners Institutional Balanced	0.14%	Goldman Sachs Asset Management,
		L.P. (“GSAM”)*
		200 West Street
		New York, NY 10282-2198
Transamerica Partners Institutional Small Core	0.41%	Invesco Advisers, Inc. (“Invesco”)*
		Two Peachtree Pointe
		1555 Peachtree St. NE, Suite 1800
		Atlanta, GA 30309
Transamerica Partners Institutional Large Growth	0.38%	Jennison Associates LLC (“Jennison”)
		466 Lexington Avenue
		New York, NY 10017
Transamerica Partners Institutional Mid Value	0.40%	J.P. Morgan Investment Management
		Inc. (“JPMorgan”)
		245 Park Avenue
		New York, NY 10167
Transamerica Partners Institutional High Quality Bond	0.13%	Merganser Capital Management, Inc. (“Merganser”)
		99 High Street
		Boston, MA 02110
Transamerica Partners Institutional Small Value	0.60%	Mesirow Financial Investment
		Management, Inc. (“Mesirow Financial”)*
		353 N. Clark Street
		Chicago, IL 60654
Transamerica Partners Institutional Large Growth	0.08%	OFI Institutional Asset Management,
		Inc. (“OFII”)*
		2 World Financial Center
		225 Liberty Street
		New York, NY 10281
Transamerica Partners Institutional Small Growth	0.54%	Perimeter Capital Partners LLC (“Perimeter”)*
		5 Concourse Parkway, Suite 2725
		Atlanta, GA 30328
Transamerica Partners Institutional International Equity	0.41%	Thornburg Investment Management,
		Inc. (“Thornburg”)
		2300 North Ridgetop Road
		Santa Fe, NM 87506
Transamerica Partners Institutional Large Growth	0.28%	Wellington Management Company,
Transamerica Partners Institutional Small Core	0.50%	LLP (“Wellington Management”)*
		75 State Street
		Boston, MA 02109

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Transamerica Partners Institutional Balanced	0.21%	Western Asset Management
Company (“WAMCO”)*
385 East Colorado Boulevard
Pasadena, CA 91101
Western Asset Management
Company Limited (“WAML”)
10 Exchange Square
Primrose Street
London, England EC2A2EN

*	The sub-adviser receives compensation, calculated monthly and paid quarterly, from TAM.

Effective on or about July 9, 2010, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreements with Goldman Sachs Asset Management, L.P., Western Asset Management Company and Western Asset Management Company Limited with respect to Transamerica Balanced Portfolio, the underlying mutual fund in which all of the assets of Transamerica Partners Institutional Balanced are invested, and will enter into new investment sub-advisory agreements with J.P. Morgan Investment Management, Inc. (“JPMorgan”) and BlackRock Financial Management, Inc. (“BlackRock”). An information statement describing JPMorgan and BlackRock and the terms of the new sub-advisory agreements will be mailed to shareholders within 90 days of the change in sub-advisers. Effective on or about July 9, 2010, the fund’s sub-advisory fee schedule will be as follows:

The sub-advisers receive compensation, calculated daily and paid monthly, from TAM at the indicated annual rates (expressed as a specified percentage of the fund’s average daily net assets):

JPMorgan
First $750 million	0.30%
Over $750 million	0.25%

BlackRock
First $1 billion	0.12%
Over $1 billion	0.05%

Portfolio Manager(s)

The following funds are managed by portfolio manager(s). The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership in each fund.

Transamerica Partners Institutional Balanced

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Andrew Alford/2005	Senior Portfolio Manager	GSAM	Managing Director
Katinka Domotorffy/2009	Portfolio Manager	GSAM	Managing Director
William Fallon/2010	Portfolio Manager	GSAM	Portfolio Manager
Michael C. Buchanan	Portfolio Manager	WAMCO	Head of Credit and Portfolio Manager
Carl L. Eichstaedt/2005	Portfolio Manager	WAMCO	Portfolio Manager
Keith J. Gardner/2005	Portfolio Manager	WAMCO	Portfolio Manager
S. Kenneth Leech/2005	Portfolio Manager	WAMCO	Chief Investment Officer
Mark S. Lindbloom/2005	Portfolio Manager	WAMCO	Portfolio Manager
Edward A. Moody/2005	Portfolio Manager	WAMCO	Portfolio Manager
Stephen A. Walsh/2005	Portfolio Manager	WAMCO	Chief Investment Officer

Effective on or about July 9, 2010, Transamerica Partners Institutional Balanced will be managed by the following portfolio managers:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Scott Blasdell/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Terance Chen/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Raffaele Zingone/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Curtis Arledge/2010	Portfolio Manager	BlackRock	Managing Director, Chief Investment Officer of Fixed Income, Fundamental Portfolios and Head of Multi-Sector & Mortgages of BlackRock
Matthew Marra/2010	Portfolio Manager	BlackRock	Managing Director

Transamerica Partners Institutional Core Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Curtis Arledge/2008	Portfolio Manager	BlackRock	Managing Director Chief Investment Officer of Fixed Income, Fundamental Portfolios and Head of Multi-Sector Mortgages of BlackRock
Matthew Marra/2007	Portfolio Manager	BlackRock	Managing Director

Transamerica Partners Institutional High Quality Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Peter S. Kaplan/1990	Portfolio Manager	Merganser	Manager
Douglas A. Kelly/1990	Portfolio Manager	Merganser	Chief Investment Officer

Transamerica Partners Institutional High Yield Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Linda Carter/2000	Portfolio Manager	Eaton Vance	Vice President
Michael W. Weilheimer/2000	Portfolio Manager	Eaton Vance	Vice President

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Transamerica Partners Institutional Inflation-Protected Securities

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Stuart Spodek/2007	Portfolio Manager	BlackRock	Managing Director
Brian Weinstein/2007	Portfolio Manager	BlackRock	Managing Director

Transamerica Partners Institutional International Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

William V. Fries, CFA/2009	Portfolio Manager (Co)	Thornburg	Managing Director
Wendy Trevisani/2009	Portfolio Manager (Co)	Thornburg	Managing Director
Lei Wang, CFA/2009	Portfolio Manager (Co)	Thornburg	Managing Director

Transamerica Partners Institutional Large Core

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Theodore R. Aronson/2009	Portfolio Manager	AJO	Managing Principal
Stefani Cranston/2009	Portfolio Manager	AJO	Principal
Kevin M. Johnson/2009	Portfolio Manager	AJO	Principal
Martha E. Ortiz/2009	Portfolio Manager	AJO	Principal
Gina Marie N. Moore/2009	Portfolio Manager	AJO	Principal
R. Brian Wenzinger/2009	Portfolio Manager	AJO	Principal
Christopher J. W. Whitehead/2009	Portfolio Manager	AJO	Associate, Principal

Transamerica Partners Institutional Large Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

David E. Schmidt/2007	Portfolio Manager	OFII	Chief Investment Officer-Quantitative Equities
Blair A. Boyer/2009	Portfolio Manager	Jennison	Managing Director
Michael A. Del Balso/2009	Portfolio Manager	Jennison	Managing Director and Director of Research for Growth Equity
Spiros “Sig” Segalas/2009	Portfolio Manager	Jennison	Director, President and Chief
Investment Officer
Paul E. Marrkand, CFA/2007	Portfolio Manager	Wellington Management	Senior Vice President and Equity Portfolio Manager

Transamerica Partners Institutional Large Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Theodore R. Aronson/2009	Portfolio Manager	AJO	Managing Principal
Stefani Cranston/2009	Portfolio Manager	AJO	Principal
Kevin M. Johnson/2009	Portfolio Manager	AJO	Principal
Gina Marie N. Moore/2009	Portfolio Manager	AJO	Principal
Martha E. Ortiz/2009	Portfolio Manager	AJO	Principal
R. Brian Wenzinger/2009	Portfolio Manager	AJO	Principal
Christopher J. W. Whitehead/2009	Portfolio Manager	AJO	Associate, Principal

Transamerica Partners Institutional Mid Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Clifford Fox/2004	Portfolio Manager (Lead)	CCI	Senior Managing Director
Michael Iacono/2004	Portfolio Manager (Co)	CCI	Managing Director
Katerina Wasserman/2004	Portfolio Manager (Co)	CCI	Senior Vice President

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Transamerica Partners Institutional Mid Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Jay B. Abramson/2001	Portfolio Manager	CRM	President and Chief Investment Officer
Robert L. Rewey, III/2008	Portfolio Manager	CRM	Senior Vice President
Gloria Fu, CFA/2009	Portfolio Manager	JPMorgan	Vice President and Research Analyst
Lawrence Playford, CFA/2009	Portfolio Manager	JPMorgan	Vice President and Research Analyst
Jonathan K.L. Simon/2009	Portfolio Manager	JPMorgan	Portfolio Manager and Chief Investment Officer (US Value)

Transamerica Partners Institutional Small Core

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Richard R. Jandrain III/2008	Senior Portfolio Manager	FWIA	Managing Director
Daniel J. Kapusta/2008	Senior Portfolio Manager	FWIA	Senior Portfolio Manager
Bihag N. Patel, CFA/2008	Senior Portfolio Manager	FWIA	Senior Portfolio Manager
David K. Robinson, CFA/2008	Senior Portfolio Manager	FWIA	Senior Portfolio Manager
Ralph Coutant, CFA/2009	Portfolio Manager	Invesco	Portfolio Manager
Anthony Munchak, CFA/2001	Portfolio Manager	Invesco	Portfolio Manager
Glen Murphy, CFA/2001	Portfolio Manager	Invesco	Portfolio Manager
Francis Orlando, CFA/2001	Portfolio Manager	Invesco	Portfolio Manager
Anthony Shufflebotham, CFA/2009	Portfolio Manager	Invesco	Portfolio Manager
Timothy J. McCormack, CFA/2002	Portfolio Manager	Wellington Management	Senior Vice President and Equity Portfolio Manager
Shaun F. Pedersen/2004	Involved in portfolio management and securities analysis	Wellington Management	Vice President and Equity Portfolio Manager

Transamerica Partners Institutional Small Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

James N. Behre/2006	Portfolio Manager	Perimeter	Principal and Director of Research
Mark D. Garfinkel, CFA/2006	Portfolio Manager	Perimeter	Principal

Transamerica Partners Institutional Small Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Susan Schmidt/2009	Portfolio Manager	Mesirow Financial	Senior Vice President
Rosa Welton/2006	Portfolio Manager	Mesirow Financial	Senior Vice President

Transamerica Partners Institutional Stock Index

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher Bliss/2009	Portfolio Manager	BlackRock Fund Advisors	Senior Portfolio Manager; Portfolio Manager
Edward Corallo/2009	Portfolio Manager	BlackRock Fund Advisors	Head of portfolio management in the Index Equity Group; Senior Portfolio Manager

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Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Greg Savage/2008	Senior Portfolio Manager	BlackRock Fund Advisors	Senior Portfolio Manager; Portfolio Manager
Diane Hsiung /2008	Portfolio Manager	BlackRock Fund Advisors	Senior Portfolio Manager; Portfolio Manager
Jennifer Hsui /2009	Portfolio Manager	BlackRock Fund Advisors	Senior Portfolio Manager; Portfolio Manager and Research Analyst

Transamerica Institutional Asset Allocation – Intermediate Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Transamerica Institutional Asset Allocation – Long Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Transamerica Institutional Asset Allocation – Short Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Disclosure of Portfolio Holdings: A detailed description of the funds’ policies and procedures with respect to the disclosure of the funds’ securities is available in the SAI. The funds publish all holdings on the website approximately 25 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

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HOW TO REACH THE FUNDS

Shareholder Services

This section describes how to do business with the funds and shareholder services that are available.

•	Customer Service: 1-888-233-4339

•	Internet: www.transamericafunds.com

•	Fax: 1-888-329-4339

Mailing Address:	Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

Overnight Address:	Transamerica Fund Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Retirement plan participants in a retirement plan administered by Diversified Investment Advisors, TAM’s affiliate, should contact Diversified at 1-800-755-5801 for additional information.

HOW TO PURCHASE SHARES

Shares of the funds are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans, and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. Plans may prohibit purchases or redemptions of fund shares during certain circumstances, such as a change in plan administrators. Consult your plan administrator for more information.

Each fund’s shares are sold without a sales charge. Purchases may be made Monday through Friday, except on certain holidays. Shares are purchased at net asset value (“NAV”) the next time it is calculated after your investment is received in good order and is accepted by the transfer agent. The funds reserve the right to reject any purchase orders or to suspend offering fund shares at any time.

You may purchase shares in a fund through the transfer agent directly or by authorizing your retirement plan to purchase shares on your behalf. Initial and subsequent purchases may be made by check or wire transfer. Checks should be in U.S. dollars and drawn on a U.S. bank and made payable to Transamerica Funds Services and mailed to:

Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

In the case of an initial purchase, the check must be accompanied by a completed Account Application. If shares are purchased with a check that does not clear, the purchase will be canceled and any losses or fees incurred in the transaction will be the responsibility of the investor. If shares are purchased with a check and a redemption request relating to such shares is received within fifteen days of such purchase, the redemption proceeds will be paid only when the check clears.

If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions and direct your bank to transmit immediately available funds in accordance with such instructions. Investors who make initial purchases by wire transfer must complete an Account Application and mail it to the address above.

See your plan administrator, recordkeeper, or authorized financial intermediary, to obtain purchase instructions if you are a participant in a retirement plan. Plans which include fixed investment options may restrict or prohibit the purchase of shares of certain of the funds with monies withdrawn from those fixed investment options.

The minimum initial investment is $5,000. The funds are currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

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FREQUENT PURCHASES AND SALES OF FUND SHARES

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the fund’s long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the New York Stock Exchange on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the funds and their long term shareholders, the Board of Trustees of the funds has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but each fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the fund believes to be market timing, the fund will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the fund believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the funds’ Board reserves the right to modify these or adopt additional policies and restrictions in the future. The funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. Shareholders should be aware, however, that any surveillance techniques currently employed by the funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts.

As noted above, if a fund is unable to detect and deter trading abuses, the fund’s performance, and its long term shareholders, may be harmed. In addition, because the funds have not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The funds will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future. Because the funds apply their policies and procedures in a discretionary manner, different shareholders may be treated differently, which could result in some shareholders being able to engage in frequent trading while others bear the costs and effects of that trading.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the funds’ securities for the purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale

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price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

HOW TO SELL SHARES

On any business day, you may sell (redeem) all or a portion of your shares.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer.

Redemption requests by mail must specify the dollar amount or number of shares to be redeemed, the account number and the name of the fund. The redemption request must be signed in exactly the same way that the account is registered. If there is more than one owner of the shares, each owner must sign the redemption request.

Requests to redeem shares should be mailed to:

Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The funds reserve the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Your transaction will be processed at the applicable fund’s NAV the next time it is calculated after your redemption request in good order is received by the transfer agent. Redemption proceeds normally will be paid or mailed within seven days. A redemption is treated as a sale for tax purposes, and will generally result in taxable gain or loss in a non-tax-sheltered account.

Each fund reserves the right to delay delivery of your redemption proceeds up to 7 days.

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Participants in a retirement plan or IRA program should obtain redemption instructions from their plan administrator, recordkeeper, or authorized financial intermediary.

A signature guarantee is required for the following:

•	any redemption by mail if the proceeds are to be paid to someone else or are to be mailed to an address other than your address of record;

•	any redemption by mail if the proceeds are to be wired to a bank;

•	any redemption request for more than $50,000; and

•	requests to transfer registration of shares to another owner.

At the funds’ discretion signature guarantees may also be required for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability. A signature guarantee is not the same as a notarized signature.

SHAREHOLDER SERVICES AND POLICIES

Exchanges

On any business day you may exchange all or a portion of your shares in a fund for shares of any other available fund. To make exchanges, please follow the procedures for sales described above under “How to Sell Shares.” Plan participants or IRA holders should contact their plan administrator, recordkeeper, or authorized financial intermediary. Exchanges are processed at NAV the next time it is calculated after your exchange request in good order is received and approved by the transfer agent. The funds reserve the right to reject any exchange request or to modify or terminate the exchange privilege at any time. An exchange is the sale of shares of one fund and purchase of shares of another, and will generally result in taxable gain or loss in a non-tax-sheltered account.

Redemption proceeds

The funds intend to pay redemption proceeds in cash, but reserve the right to pay in kind by delivery of investment securities with a fair market value equal to the redemption price. In these cases, you might incur brokerage costs in converting the securities to cash.

Your right to receive payment of redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission permits mutual funds to postpone payments for the protection of investors.

Involuntary redemptions

If your account balance falls below $1,000 as a result of a redemption or exchange, your account may be closed and the proceeds sent to you. You will be given notice before this occurs.

Telephone or internet transactions

You may initiate redemptions and exchanges by telephone or via internet. The funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the person are followed. During periods of extreme market volatility or activity, severe weather or abnormal circumstances, it may be difficult for you to reach a representative of the funds by telephone or via internet. In that case, please consider an alternative transaction method.

Address changes

To change the address on your account contact your plan administrator, recordkeeper, or authorized financial intermediary or call 1-888-233-4339. You may also send a written request signed by all account owners. Include the name of your fund(s), the account numbers(s), the name(s) on the account and both the old and new addresses.

Registration changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information, contact your plan administrator, recordkeeper, or authorized financial intermediary or

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call 1-888-233-4339. If your shares are held of record by a financial institution, contact that financial institution for ownership changes.

Statements and reports

The funds will send you a confirmation statement quarterly reflecting regularly scheduled contributions and other transactions affecting your account. The funds will also send you a confirmation statement after every transaction that affects your account registration. Information regarding the tax status of income dividends and capital gains distributions will be mailed to investors with non-tax-sheltered accounts early each year.

Financial reports for the funds will be mailed semiannually to all shareholders.

MORE ABOUT THE FUNDS

Each fund’s goal and principal investment strategies, and the main risks of investing in the funds, are summarized at the beginning of this prospectus. Each fund’s goal may be changed by the fund’s Board of Trustees without shareholder approval.

Please note that each fund may also use strategies and invest in securities that are described in the SAI. However, a fund might not use all of the strategies and investment techniques described below or in the SAI at any particular time.

Each fund may, from time to time, take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the fund may invest without limit in high quality money market and other short-term instruments, and may not be pursuing its investment goal. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

General Information

Distribution Arrangements. Transamerica Capital, Inc. (“TCI”), 4600 South Syracuse Street, Suite 1100, Denver, CO 80237, is the distributor of shares of each of the Money Market, Bond, Balanced and Stock Funds. Under a Distribution Plan which has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each fund (other than the Asset Allocation Funds) may pay monthly fees at an annual rate of up to 0.25% of the fund’s average daily net assets. These fees may be used by the Distributor to pay for its services or for advertising, marketing or other promotional activities. In addition, the Distributor or an affiliate may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. TAM or an affiliate may make similar types of payments under similar arrangements. The amount of these payments is determined by the Distributor, TAM or their affiliates, as applicable.

The payments described above are often referred to as “revenue sharing payments.” The amount of revenue sharing payments is substantial and may be substantial to any given recipient. Revenue sharing arrangements are separately negotiated.

The recipients of such payments may include a fund’s distributor, broker-dealers, financial institutions and other intermediaries through which investors may purchase shares of a fund, or employee benefit plans that include the fund as an investment option. Such payments could influence the decision of a recipient, or its employees or associated persons, to recommend or sell shares of a fund, or to include the fund as an investment option, in lieu of another investment. Investors should contact their financial intermediary for details about revenue sharing payments it may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, TCI and their affiliates to the extent the payments result in more assets being invested in the portfolios on which fees are being charged.

What are Distribution (“12b-1”) Fees?

Distribution fees, also called 12b-1 fees, are fees that are deducted from fund assets and are used to compensate those financial professionals who sell fund shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses. Because you pay these fees during the whole period that you own the shares, over time, you may pay more than if you had paid other types of sales charges.

Brokerage Transactions. Each fund’s advisers may use brokers or dealers for fund transactions who also provide brokerage and research services to the fund or other accounts over which the advisers exercise investment discretion. A fund may “pay up” for brokerage services, meaning that it is authorized to pay a broker or dealer who provides these brokerage and research services a commission for executing a portfolio transaction which is higher than the commission another broker or dealer would have charged. However, a fund will “pay up” only if the applicable adviser determines in good faith that the higher commission is reasonable in relation to the brokerage and research services provided, viewed in terms of either the particular transaction or all of the accounts over which the adviser exercises investment discretion.

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Dividends and Distributions

As a fund shareholder, you are entitled to your share of a Fund’s net income and gains on its investments. Each fund passes substantially all of its earnings along to its investors as distributions at least annually. When a fund earns dividends from stocks, interest from bonds and other debt securities, and net short-term capital gains from the sale of securities and distributes those earnings to shareholders, it is called a dividend distribution. Generally, a fund realizes long-term capital gains when it sells securities that it has held for more than one year for a higher price than it paid. When these gains (to the extent they exceed losses from sales of securities) are distributed to shareholders, it is called a capital gain distribution.

Each fund may also make additional distributions to its shareholders in order to avoid the imposition of taxes on the fund, including the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

You will receive all distributions from a fund in additional shares of the same fund issued at NAV unless you request otherwise in writing.

Tax Matters

This discussion of U.S. federal income taxes is for general information only. You should consult your own tax adviser about your particular situation and the status of your account under foreign, state and local laws.

As long as a fund qualifies for treatment as a regulated investment company (which each has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders.

Taxes on Distributions

If you are otherwise subject to U.S. federal income taxes, you will normally have to pay federal income taxes on the distributions you receive from a fund, whether you take the distributions in cash or in additional shares. Distributions from net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) ordinarily will be taxable as long-term capital gains, regardless of how long you have held your shares. Distributions of a fund’s qualified dividend income received by a non-corporate shareholder may qualify for a reduced tax rate for taxable years beginning on or before December 31, 2010, provided that they are designated by the fund as qualified dividend income and provided that the shareholder satisfies certain holding period requirements. Qualified dividend income generally is income derived from dividends from U.S. corporations; dividends from certain foreign corporations will also qualify. Other distributions, including distributions of net short-term capital gain, are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December.

Early each year, each fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year.

Fund distributions will reduce a fund’s net asset value per share. As a result, if you are otherwise subject to U.S. federal income taxes, and you buy shares in a fund just before the fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Taxes on Sales or Exchanges

If you are otherwise subject to federal income taxes, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Other Tax Matters

Retirement plans that invest in a fund and satisfy applicable Internal Revenue Code conditions generally will not be subject to federal tax liability on either distributions from a fund or redemptions or exchanges of shares of a Fund. Participants in these retirement plans will be taxed when they take distributions from the plan in accordance with Internal Revenue Code rules.

If you are neither a citizen nor a resident of the United States, each fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding.

Each fund is also required in certain circumstances to apply backup withholding at the rate of 28% on dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to that fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding applicable to shareholders who are neither citizens nor residents of the United States.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand a fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through December 31, 2009 has been derived from financial statements audited by PricewaterhouseCoopers LLP, an Independent Registered Certified Public Accounting firm, whose report, along with the fund’s financial statements, is included in the December 31, 2009 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding through each period:

	Transamerica Partners Institutional Balanced

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$6.82	$9.72	$10.22	$9.57	$9.25

Investment Operations
Net Investment income(a)	0.20	0.27	0.28	0.25	0.20
Net realized and unrealized gain (loss) on investments	1.33	(2.85)	(0.11)	0.83	0.28

Total from investment operations	1.53	(2.58)	0.17	1.08	0.48

Distributions
Net investment income	(0.23)	(0.30)	(0.27)	(0.23)	(0.15)
Net realized gains on investments	—	(0.02)	(0.40)	(0.20)	(0.01)
Return of capital(b)	(0.07)	— (c)	—	—	—

Total distributions	(0.30)	(0.32)	(0.67)	(0.43)	(0.16)

Net Asset Value
End of year	$8.05	$6.82	$9.72	$10.22	$9.57

Total Return	23.07%	(26.94%)	1.62%	11.46%	5.24%

Net Assets End of Year	$17,740	$39,001	$86,381	$76,972	$47,063

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.75%*	0.75%*	0.75%*	0.75%*	0.75%*
Before reimbursement	1.05%	0.92%	0.89%	0.90%	1.04%
Net investment income to average net assets	2.80%	3.18%	2.63%	2.51%	2.14%
Portfolio turnover rate(e)	167%	154%	226%	224%	367%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

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Financial Highlights

For the years ended:

	Transamerica Partners Institutional Core Bond

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$9.70	$10.55	$10.34	$10.37	$10.53

Investment Operations
Net Investment income(a)	0.42	0.50	0.47	0.44	0.39
Net realized and unrealized gain (loss) on investments	0.77	(0.71)	0.17	(0.04)	(0.17)

Total from investment operations	1.19	(0.21)	0.64	0.40	0.22

Distributions
Net investment income	(0.47)	(0.64)	(0.43)	(0.43)	(0.38)
Net realized gains on investments	—	—	—	—	— (b)

Total distributions	(0.47)	(0.64)	(0.43)	(0.43)	(0.38)

Net Asset Value
End of year	$10.42	$9.70	$10.55	$10.34	$10.37

Total Return	12.55%	(2.11%)	6.38%	3.94%	2.12%

Net Assets End of Year	$534,753	$566,023	$733,525	$575,193	$400,473

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	0.65%*	0.65%	0.65%	0.65%	0.65%
Before reimbursement	0.73%	0.70%	0.70%	0.71%	0.72%
Net investment income to average net assets	4.20%	4.85%	4.54%	4.24%	3.77%
Portfolio turnover rate(d)	1,014%	530%	503%	487%	1,003%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

109

Financial Highlights

For the years ended:

	Transamerica Partners Institutional High Quality Bond

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$9.92	$10.35	$10.28	$10.25	$10.40

Investment Operations
Net Investment income(a)	0.37	0.41	0.43	0.39	0.31
Net realized and unrealized gain (loss) on investments	0.56	(0.38)	0.08	0.02	(0.13)

Total from investment operations	0.93	0.03	0.51	0.41	0.18

Distributions
Net investment income	(0.39)	(0.46)	(0.44)	(0.38)	(0.33)
Return of capital(b)	—	—	—	—	— (c)

Total distributions	(0.39)	(0.46)	(0.44)	(0.38)	(0.33)

Net Asset Value
End of year	$10.46	$9.92	$10.35	$10.28	$10.25

Total Return	9.51%	0.24%	5.03%	4.10%	1.71%

Net Assets End of Year	$114,579	$127,387	$251,089	$220,214	$143,408

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%
Before reimbursement	0.76%	0.73%	0.71%	0.72%	0.74%
Net investment income to average net assets	3.50%	3.99%	4.10%	3.77%	3.01%
Portfolio turnover rate(e)	104%	64%	56%	55%	58%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

110

Financial Highlights

For the years ended:

	Transamerica Partners Institutional High Yield Bond

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$5.79	$9.00	$9.58	$9.24	$9.61

Investment Operations
Net Investment income(a)	0.71	0.75	0.74	0.72	0.71
Net realized and unrealized gain (loss) on investments	2.43	(3.25)	(0.57)	0.34	(0.42)

Total from investment operations	3.14	(2.50)	0.17	1.06	0.29

Distributions
Net investment income	(0.71)	(0.71)	(0.71)	(0.64)	(0.65)
Net realized gains on investments	—	—	(0.03)	(0.08)	(0.01)
Return of capital(b)	—	—	(0.01)	—	—

Total distributions	(0.71)	(0.71)	(0.75)	(0.72)	(0.66)

Net Asset Value
End of year	$8.22	$5.79	$9.00	$9.58	$9.24

Total Return	56.54%	(29.13%)	1.77%	11.80%	3.07%

Net Assets End of Year	$214,793	$155,187	$142,025	$112,882	$61,041

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	0.85%*	0.85%	0.85%	0.85%	0.85%*
Before reimbursement	0.95%	0.93%	0.93%	0.96%	1.00%
Net investment income to average net assets	9.87%	9.44%	7.73%	7.65%	7.51%
Portfolio turnover rate(d)	98%	54%	96%	93%	68%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

111

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Inflation-Protected Securities

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$9.10	$9.83	$9.41	$9.50	$9.66

Investment Operations
Net Investment income(a)	0.08	0.46	0.47	0.41	0.32
Net realized and unrealized gain (loss) on investments	0.81	(0.67)	0.43	(0.11)	(0.22)

Total from investment operations	0.89	(0.21)	0.90	0.30	0.10

Distributions
Net investment income	(0.07)	(0.44)	(0.48)	(0.39)	(0.26)
Return of capital(b)	(0.01)	(0.08)	—	—	—

Total distributions	(0.08)	(0.52)	(0.48)	(0.39)	(0.26)

Net Asset Value
End of year	$9.91	$9.10	$9.83	$9.41	$9.50

Total Return	9.81%	(2.36%)	9.89%	3.25%	1.09%

Net Assets End of Year	$138,505	$160,746	$40,367	$32,354	$21,848

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	0.65%*	0.65%*	0.65%*	0.65%*	0.65%
Before reimbursement	0.76%	0.73%	0.86%	0.87%	1.04%
Net investment income to average net assets	0.72%	4.68%	4.96%	4.32%	3.37%
Portfolio turnover rate(d)	118%	154%	340%	525%	756%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

112

Financial Highlights

For the years ended:

	Transamerica Partners Institutional International Equity

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$4.87	$10.01	$10.33	$8.92	$8.44

Investment Operations
Net Investment income(a)	0.06	0.19	0.22	0.14	0.14
Net realized and unrealized gain (loss) on investments	1.21	(5.14)	0.91	2.22	0.77

Total from investment operations	1.27	(4.95)	1.13	2.36	0.91

Distributions
Net investment income	—	(0.19)	(0.20)	(0.24)	(0.17)
Net realized gains on investments	—	— (c)	(1.25)	(0.71)	(0.26)
Return of capital(b)	(0.06)	— (c)	—	—	—

Total distributions	(0.06)	(0.19)	(1.45)	(0.95)	(0.43)

Net Asset Value
End of year	$6.08	$4.87	$10.01	$10.33	$8.92

Total Return	26.34%	(50.12%)	11.35%	26.92%	10.96%

Net Assets End of Year	$316,354	$396,066	$779,429	$621,735	$356,750

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.15%	1.15%	1.15%*	1.15%*	1.15%*
Before reimbursement	1.19%	1.17%	1.19%	1.19%	1.21%
Net investment income to average net assets	1.12%	2.48%	1.95%	1.46%	1.68%
Portfolio turnover rate(e)	138%	174%	110%	81%	94%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio. (e) Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

113

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Large Core

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$3.07	$6.93	$6.99	$6.55	$6.35

Investment Operations
Net Investment income(a)	0.04	0.06	0.06	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.66	(2.17)	0.06	0.69	0.38

Total from investment operations	0.70	(2.11)	0.12	0.75	0.43

Distributions
Net investment income	(0.04)	(0.12)	(0.06)	(0.05)	(0.04)
Net realized gains on investments	—	(1.63)	(0.12)	(0.26)	(0.18)
Return of capital(b)	(0.01)	—	—	—	(0.01)

Total distributions	(0.05)	(1.75)	(0.18)	(0.31)	(0.23)

Net Asset Value
End of year	$3.72	$3.07	$6.93	$6.99	$6.55

Total Return	23.14%	(36.88%)	1.78%	11.48%	6.82%

Net Assets End of Year	$22,334	$31,812	$225,845	$248,733	$156,720

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	0.90%	0.90%	0.90%*	0.90%	0.90%
Before reimbursement	1.12%	1.05%	0.97%	0.97%	1.00%
Net investment income to average net assets	1.28%	1.04%	0.82%	0.86%	0.73%
Portfolio turnover rate(d)	168%	99%	101%	73%	79%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

114

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Large Growth

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$4.37	$7.34	$7.39	$7.29	$6.89

Investment Operations
Net Investment income(a)	0.04	0.04	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.48	(2.97)	0.84	0.27	0.47

Total from investment operations	1.52	(2.93)	0.87	0.28	0.48

Distributions
Net investment income	(0.04)	(0.04)	(0.03)	(0.01)	(0.01)
Net realized gains on investments	—	— (c)	(0.89)	(0.17)	(0.07)
Return of capital(b)	— (c)	—	—	—	—

Total distributions	(0.04)	(0.04)	(0.92)	(0.18)	(0.08)

Net Asset Value
End of year	$5.85	$4.37	$7.34	$7.39	$7.29

Total Return	35.06%	(40.04%)	11.93%	3.91%	7.00%

Net Assets End of Year	$427,195	$434,416	$941,948	$864,481	$658,858

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.90%*	0.90%	0.90%*	0.90%	0.90%
Before reimbursement	0.99%	0.97%	0.97%	0.97%	0.98%
Net investment income to average net assets	0.73%	0.67%	0.36%	0.18%	0.09%
Portfolio turnover rate(e)	102%	102%	129%	84%	76%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

115

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Large Value

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$6.72	$12.13	$13.26	$11.63	$11.53

Investment Operations
Net Investment income(a)	0.14	0.22	0.19	0.15	0.13
Net realized and unrealized gain (loss) on investments	0.92	(5.41)	(0.45)	2.20	0.63

Total from investment operations	1.06	(5.19)	(0.26)	2.35	0.76

Distributions
Net investment income	(0.14)	(0.22)	(0.19)	(0.13)	(0.12)
Net realized gains on investments	—	—	(0.58)	(0.59)	(0.54)
Return of capital(b)	(0.02)	—	(0.10)	—	—

Total distributions	(0.16)	(0.22)	(0.87)	(0.72)	(0.66)

Net Asset Value
End of year	$7.62	$6.72	$12.13	$13.26	$11.63

Total Return	16.20%	(43.20%)	(2.00%)	20.40%	6.53%

Net Assets End of Year	$352,858	$492,348	$1,045,064	$950,929	$562,874

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	0.75%	0.75%*	0.75%*	0.75%	0.75%
Before reimbursement	0.83%	0.81%	0.80%	0.80%	0.81%
Net investment income to average net assets	1.99%	2.26%	1.42%	1.21%	1.13%
Portfolio turnover rate(d)	124%	26%	30%	31%	89%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

116

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Mid Growth

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$8.00	$13.78	$12.22	$12.26	$11.25

Investment Operations
Net Investment loss(a)	(0.04)	(0.02)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	2.08	(5.70)	3.70	0.29	1.56

Total from investment operations	2.04	(5.72)	3.64	0.23	1.49

Distributions
Net realized gains on investments	—	(0.06)	(2.08)	(0.26)	(0.48)
Return of capital(b)	—	— (c)	—	(0.01)	—

Total distributions	—	(0.06)	(2.08)	(0.27)	(0.48)

Net Asset Value
End of year	$10.04	$8.00	$13.78	$12.22	$12.26

Total Return	25.50%	(41.68%)	30.11%	1.97%	13.22%

Net Assets End of Year	$66,648	$69,816	$84,873	$73,942	$54,178

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.95%*	0.95%*	0.95%*	0.95%*	0.95%*
Before reimbursement	1.16%	1.12%	1.13%	1.13%	1.15%
Net investment loss to average net assets	(0.44%)	(0.22%)	(0.43%)	(0.51%)	(0.57%)
Portfolio turnover rate(e)	214%	158%	152%	151%	142%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

117

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Mid Value

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$9.20	$15.08	$16.29	$14.83	$14.85

Investment Operations
Net Investment income(a)	0.12	0.19	0.20	0.16	0.16
Net realized and unrealized gain (loss) on investments	2.85	(5.86)	0.19	2.49	1.27

Total from investment operations	2.97	(5.67)	0.39	2.65	1.43

Distributions
Net investment income	(0.13)	(0.18)	(0.18)	(0.14)	(0.16)
Net realized gains on investments	—	(0.03)	(1.42)	(1.05)	(1.29)
Return of capital(b)	(0.01)	— (c)	—	—	—

Total distributions	(0.14)	(0.21)	(1.60)	(1.19)	(1.45)

Net Asset Value
End of year	$12.03	$9.20	$15.08	$16.29	$14.83

Total Return	32.56%	(37.87%)	2.45%	18.04%	9.62%

Net Assets End of Year	$289,093	$227,223	$299,189	$226,513	$117,422

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.90%*	0.90%	0.90%*	0.90%*	0.90%*
Before reimbursement	1.05%	1.04%	1.04%	1.05%	1.07%
Net investment income to average net assets	1.24%	1.51%	1.18%	0.98%	1.09%
Portfolio turnover rate(e)	122%	68%	69%	80%	112%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

118

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Money Market

	December 31, 2009		December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$10.06		$10.07	$10.04	$10.04	$10.04

Investment Operations
Net Investment income(a)	0.02		0.22	0.49	0.46	0.28
Net realized and unrealized loss on investments	—	(c)	(0.01)	—	(0.01)	— (c)

Total from investment operations	0.02		0.21	0.49	0.45	0.28

Distributions
Net investment income	(0.02)		(0.21)	(0.46)	(0.45)	(0.28)
Return of capital(b)	—		(0.01)	—	— (c)	—

Total distributions	(0.02)		(0.22)	(0.46)	(0.45)	(0.28)

Net Asset Value
End of year	$10.06		$10.06	$10.07	$10.04	$10.04

Total Return	0.21%		2.21%	4.93%	4.62%	2.78%

Net Assets End of Year	$459,530		$555,081	$399,184	$242,308	$190,008

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.43	%(e)	0.50%	0.50%	0.50%	0.50%
Before reimbursement	0.62	%(e)	0.60%	0.60%	0.62%	0.62%
Net investment income to average net assets	0.22	%(e)	2.18%	4.79%	4.58%	2.77%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Expenses waived to sustain a positive yield had an impact of 0.07%.

119

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Small Core

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$6.17	$9.75	$11.31	$10.81	$10.69

Investment Operations
Net Investment income (loss)(a)	0.04	0.06	0.04	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.63	(3.58)	(0.57)	1.22	1.11

Total from investment operations	1.67	(3.52)	(0.53)	1.23	1.10

Distributions
Net investment income	(0.03)	(0.06)	(0.03)	— (c)	—
Net realized gains on investments	—	—	(0.98)	(0.73)	(0.98)
Return of capital(b)	(0.03)	— (c)	(0.02)	—	—

Total distributions	(0.06)	(0.06)	(1.03)	(0.73)	(0.98)

Net Asset Value
End of year	$7.78	$6.17	$9.75	$11.31	$10.81

Total Return	27.17%	(36.21%)	(4.73%)	11.52%	10.19%

Net Assets End of Year	$52,668	$83,856	$294,897	$307,779	$175,404

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.10%*	1.10%*	1.10%*	1.10%	1.10%*
Before reimbursement	1.27%	1.20%	1.18%	1.18%	1.21%
Net investment income (loss) to average net assets	0.42%	0.67%	0.32%	0.06%	(0.10%)
Portfolio turnover rate(e)	88%	106%	97%	86%	92%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

120

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Small Growth

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$8.25	$13.32	$13.13	$12.89	$12.85

Investment Operations
Net Investment loss(a)	(0.06)	(0.05)	(0.09)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	2.75	(5.02)	1.19	1.07	0.12

Total from investment operations	2.69	(5.07)	1.10	1.00	0.04

Distributions
Net realized gains on investments	—	—	(0.91)	(0.76)	— (c)
Return of capital(b)	—	—	—	— (c)	—

Total distributions	—	—	(0.91)	(0.76)	— (c)

Net Asset Value
End of year	$10.94	$8.25	$13.32	$13.13	$12.89

Total Return	32.61%	(38.06%)	8.34%	8.45%	0.32%

Net Assets End of Year	$47,798	$53,973	$36,535	$29,256	$18,328

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.15%*	1.15%*	1.15%*	1.15%*	1.15%*
Before reimbursement	1.35%	1.31%	1.37%	1.72%	1.53%
Net investment loss to average net assets	(0.63%)	(0.43%)	(0.67%)	(0.54%)	(0.66%)
Portfolio turnover rate(e)	104%	146%	144%	173%	183%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

121

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Small Value

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$9.41	$13.10	$15.35	$15.06	$16.16

Investment Operations
Net Investment income (loss)(a)	0.10	0.20	0.17	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	1.70	(3.68)	(1.37)	1.39	(0.74)

Total from investment operations	1.80	(3.48)	(1.20)	1.40	(0.76)

Distributions
Net investment income	(0.10)	(0.19)	(0.17)	— (c)	—
Net realized gains on investments	—	—	(0.88)	(1.11)	(0.28)
Return of capital(b)	(0.02)	(0.02)	— (c)	—	(0.06)

Total distributions	(0.12)	(0.21)	(1.05)	(1.11)	(0.34)

Net Asset Value
End of year	$11.09	$9.41	$13.10	$15.35	$15.06

Total Return	19.39%	(26.80%)	(7.96%)	9.35%	(4.74%)

Net Assets End of Year	$44,972	$56,801	$38,828	$49,546	$33,410

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.10%*	1.10%*	1.10%*	1.10%*	1.10%*
Before reimbursement	1.29%	1.25%	1.30%	1.28%	1.33%
Net investment income (loss) to average net assets	1.02%	1.73%	1.09%	0.04%	(0.12%)
Portfolio turnover rate(e)	103%	117%	94%	105%	143%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

122

Financial Highlights

For the years ended:

	Transamerica Partners Institutional Stock Index

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$6.02	$9.79	$9.47	$8.33	$8.09

Investment Operations
Net Investment income(a)	0.13	0.17	0.17	0.15	0.13
Net realized and unrealized gain (loss) on investments	1.44	(3.77)	0.32	1.13	0.24

Total from investment operations	1.57	(3.60)	0.49	1.28	0.37

Distributions
Net investment income	(0.14)	(0.17)	(0.17)	(0.14)	(0.13)
Return of capital(b)	— (c)	—	— (c)	—	—

Total distributions	(0.14)	(0.17)	(0.17)	(0.14)	(0.13)

Net Asset Value
End of year	$7.45	$6.02	$9.79	$9.47	$8.33

Total Return	26.45%	(37.16%)	5.18%	15.56%	4.56%

Net Assets End of Year	$781,920	$615,426	$1,033,842	$880,261	$609,503

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.30%	0.30%*	0.30%*	0.30%*	0.30%
Before reimbursement	0.40%	0.38%	0.37%	0.38%	0.38%
Net investment income to average net assets	2.10%	2.07%	1.72%	1.69%	1.61%
Portfolio turnover rate(e)	5%	8%	7%	14%	10%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Includes expenses of the Master Portfolio.

(e)	Portfolio turnover rate of the Master Portfolio.

*	Includes reimbursement of fees of the underlying Master Portfolio level.

123

Financial Highlights

For the years ended:

	Transamerica Institutional Asset Allocation - Intermediate Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$7.37	$10.20	$10.36	$9.99	$9.91

Investment Operations
From net investment income(a)	0.18	0.33	0.41	0.32	0.27
From net realized and unrealized gain (loss) on investments	1.37	(2.83)	0.16	0.59	0.19

Total from investment operations	1.55	(2.50)	0.57	0.91	0.46

Distributions
Net investment income	(0.20)	(0.33)	(0.39)	(0.29)	(0.25)
Net realized gains on investments	(0.08)	— (c)	(0.34)	(0.25)	(0.13)
Return of capital(b)	(0.02)	—	— (c)	—	— (c)

Total distributions	(0.30)	(0.33)	(0.73)	(0.54)	(0.38)

Net Asset Value
End of year	$8.62	$7.37	$10.20	$10.36	$9.99

Total Return	21.36%	(24.97%)	5.49%	9.20%	4.73%

Net Assets End of Year	$357,196	$513,283	$683,320	$584,243	$395,323

Ratios and Supplemental Data
Expenses to average net assets(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income, to average net assets	2.30%	3.62%	3.82%	3.13%	2.75%
Portfolio turnover rate	83%	137%	22%	45%	57%

(1)	Per share data reflects a reverse stock split of 0.9706938 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Ratios exclude expenses incurred by the underlying investments in Funds Group II.

124

Financial Highlights

For the years ended:

	Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$6.55	$9.97	$10.26	$9.80	$9.61

Investment Operations
From net investment income(a)	0.11	0.24	0.39	0.27	0.24
From net realized and unrealized gain (loss) on investments	1.43	(3.42)	0.19	0.78	0.31

Total from investment operations	1.54	(3.18)	0.58	1.05	0.55

Distributions
Net investment income	(0.12)	(0.24)	(0.37)	(0.24)	(0.19)
Net realized gains on investments	—	— (c)	(0.50)	(0.35)	(0.17)
Return of capital(b)	(0.02)	— (c)	—	—	— (c)

Total distributions	(0.14)	(0.24)	(0.87)	(0.59)	(0.36)

Net Asset Value
End of year	$7.95	$6.55	$9.97	$10.26	$9.80

Total Return	23.78%	(32.37%)	5.57%	10.86%	5.84%

Net Assets End of Year	$342,285	$368,751	$571,246	$473,022	$305,771

Ratios and Supplemental Data
Expenses to average net assets(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income, to average net assets	1.63%	2.75%	3.60%	2.65%	2.52%
Portfolio turnover rate	57%	130%	25%	47%	147%

(1)	Per share data reflects a reverse stock split of 0.9591001 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Ratios exclude expenses incurred by the underlying investments in Funds Group II.

125

Financial Highlights

For the years ended:

	Transamerica Institutional Asset Allocation - Long Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$5.72	$9.59	$10.00	$9.40	$9.13

Investment Operations
From net investment income(a)	0.06	0.15	0.35	0.20	0.18
From net realized and unrealized gain (loss) on investments	1.37	(3.87)	0.22	0.99	0.45

Total from investment operations	1.43	(3.72)	0.57	1.19	0.63

Distributions
Net investment income	(0.07)	(0.15)	(0.33)	(0.18)	(0.15)
Net realized gains on investments	(0.15)	— (c)	(0.65)	(0.41)	(0.21)
Return of capital(b)	(0.03)	—	—	— (c)	— (c)

Total distributions	(0.25)	(0.15)	(0.98)	(0.59)	(0.36)

Net Asset Value
End of year	$6.90	$5.72	$9.59	$10.00	$9.40

Total Return	25.40%	(39.15%)	5.63%	12.69%	6.91%

Net Assets End of Year	$166,265	$208,608	$330,803	$279,901	$176,570

Ratios and Supplemental Data
Expenses to average net assets(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income, to average net assets	0.96%	1.89%	3.35%	2.10%	1.95%
Portfolio turnover rate	79%	110%	28%	60%	96%

(1)	Per share data reflects a reverse stock split of 0.9474212 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Ratios exclude expenses incurred by the underlying investments in Funds Group II.

126

Financial Highlights

For the years ended:

	Transamerica Institutional Asset Allocation - Short Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$8.89	$10.35	$10.36	$10.28	$10.39

Investment Operations
From net investment income(a)	0.36	0.52	0.45	0.43	0.40
From net realized and unrealized gain (loss) on investments	1.10	(1.44)	0.10	0.12	(0.13)

Total from investment operations	1.46	(0.92)	0.55	0.55	0.27

Distributions
Net investment income	(0.37)	(0.53)	(0.44)	(0.41)	(0.35)
Net realized gains on investments	—	(0.01)	(0.12)	(0.06)	(0.03)
Return of capital(b)	(0.01)	— (c)	—	—	— (c)

Total distributions	(0.38)	(0.54)	(0.56)	(0.47)	(0.38)

Net Asset Value
End of year	$9.97	$8.89	$10.35	$10.36	$10.28

Total Return	16.67%	(9.21%)	5.46%	5.48%	2.66%

Net Assets End of Year	$70,583	$82,766	$103,676	$89,430	$62,151

Ratios and Supplemental Data
Expenses to average net assets(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income, to average net assets	3.83%	5.27%	4.34%	4.17%	3.88%
Portfolio turnover rate	72%	144%	55%	76%	142%

(1)	Per share data reflects a reverse stock of 0.9938615 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Ratios exclude expenses incurred by the underlying investments in Funds Group II.

127

Financial Highlights

For the years ended:

	Transamerica Institutional Asset Allocation - Short/Intermediate Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$7.76	$9.88	$9.96	$9.81	$9.82

Investment Operations
From net investment income(a)	0.25	0.41	0.43	0.36	0.34
From net realized and unrealized gain (loss)on investments	1.19	(2.12)	0.11	0.34	0.02

Total from investment operations	1.44	(1.71)	0.54	0.70	0.36

Distributions
Net investment income	(0.26)	(0.41)	(0.40)	(0.34)	(0.29)
Net realized gains on investments	—	— (c)	(0.22)	(0.21)	(0.08)
Return of capital(b)	(0.01)	— (c)	—	— (c)	—

Total distributions	(0.27)	(0.41)	(0.62)	(0.55)	(0.37)

Net Asset Value
End of year	$8.93	$7.76	$9.88	$9.96	$9.81

Total Return	18.88%	(17.68%)	5.54%	7.34%	3.66%

Net Assets End of Year	$73,490	$87,608	$102,343	$80,380	$52,981

Ratios and Supplemental Data
Expenses to average net assets(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income, to average net assets	3.02%	4.49%	4.17%	3.69%	3.44%
Portfolio turnover rate	67%	138%	39%	95%	135%

(1)	Per share data reflects a reverse stock split of 0.9820604 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Ratios exclude expenses incurred by the underlying investments in Funds Group II.

128

ASSET ALLOCATION FUNDS

As described in the prospectus, under normal market conditions the assets of each Asset Allocation Fund are invested in Bond, Stock, and Money Market Funds approximately as follows:

	Long-Term Expected Average Allocations
	Bond Funds	Stock Funds	Money Market Fund
Short Horizon	88%	10%	2%
Short/Intermediate Horizon	68%	30%	2%
Intermediate Horizon	48%	50%	2%
Intermediate/Long Horizon	28%	70%	2%
Long Horizon	8%	90%	2%

Transamerica Asset Management, Inc. (“TAM”) selects the underlying Funds and the relative amounts to be invested in them. The Bond Funds reflect a mix of short-term bonds, intermediate-term bonds, and high yield bonds. The Stock Funds reflect a mix of large, mid, and small cap domestic stocks as well as international stocks.

Currently, TAM seeks to allocate an Asset Allocation Fund’s bond investments among sub-asset classes according to the following target percentages, under normal market conditions:

Sub-Asset Class	Potential Asset Allocation Range	Underlying Funds Available
Intermediate-term bonds	55 - 90%	Core Bond Fund
Inflation-Protected Securities Fund
Short-term bonds	0 - 25%	High Quality Bond Fund
High-yield bonds	0 - 20%	High Yield Bond Fund

Currently, TAM seeks to allocate an Asset Allocation Fund’s stock investments among sub-asset classes according to the following target percentages, under normal market conditions:

Sub-Asset Class	Potential Asset Allocation Range	Underlying Funds Available
Large cap stocks	35 - 70%	Stock Index Fund
Large Core Fund
Large Value Fund
Large Growth Fund
Small and mid cap stocks	10 - 40%	Mid Growth Fund
Mid Value Fund
Small Value Fund
Small Core Fund
Small Growth Fund
International stocks	10 - 40%	International Equity Fund

In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the Funds. Under normal circumstances each Asset Allocation Fund invests in the Money Market Fund in minimal amounts for cash management and liquidity purposes. However, TAM may allocate the assets of each Asset Allocation Fund without limit to the Money Market Fund in attempting to respond to adverse market, political or other conditions or to process a large purchase or redemption within an Asset Allocation Fund.

The Asset Allocation Funds are not required to invest in all of the underlying funds available, nor are they required to invest in any particular underlying Fund. TAM may change the overall asset allocations between Bond and Stock Funds at any time to reflect its current strategy for asset allocation, and also may change the relative amounts invested in a particular sub-asset class, at any time. From time to time, TAM may select new or different underlying Funds than those listed in this Appendix A, without prior approval or notice to shareholders.

129

Notice of Privacy Policy

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

130

Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.

Transamerica Partners Funds
P.O. Box 9012
Clearwater, FL 33758-9012
Customer Service: 1-888-233-4339

Shareholder inquiries and transaction requests should be mailed to:
Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated May 1, 2010, and in the annual and semi-annual reports to shareholders. The Statement of Additional Information is incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission (“SEC”). Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549-0102. Reports and other information about the funds are also available on the SEC’s Internet site at http://www.sec.gov.

To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about these funds, call or write to Transamerica Partners Funds at the phone number or address above or visit Transamerica Partners Funds’ website at www.transamericafunds.com. In the Transamerica Partners Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.

The Investment Company Act File Numbers for Transamerica Partners Institutional Funds Group and Transamerica Institutional Asset Allocation Funds are 811-07495 and 811-07674.

Transamerica Partners Funds Group
Transamerica Asset Allocation Funds

Prospectus

May 1, 2010

Fund	Ticker

Transamerica Partners Balanced	DVIBX
Transamerica Partners Core Bond	DVGCX
Transamerica Partners High Quality Bond	DVHQX
Transamerica Partners High Yield Bond	DVHYX
Transamerica Partners Inflation-Protected Securities	DVIGX
Transamerica Partners International Equity	DVIEX
Transamerica Partners Large Core	DVGIX
Transamerica Partners Large Growth	DVEGX
Transamerica Partners Large Value	DVEIX
Transamerica Partners Mid Growth	DVMGX
Transamerica Partners Mid Value	DVMVX
Transamerica Partners Money Market	DVMKX
Transamerica Partners Small Core	DVPEX
Transamerica Partners Small Growth	DVSGX
Transamerica Partners Small Value	DVSVX
Transamerica Partners Stock Index	DSKIX
Transamerica Asset Allocation – Intermediate Horizon	DIIHX
Transamerica Asset Allocation – Intermediate/Long Horizon	DILHX
Transamerica Asset Allocation – Long Horizon	DILSX
Transamerica Asset Allocation – Short Horizon	DISHX
Transamerica Asset Allocation – Short/Intermediate Horizon	DIHSX

Each of the above funds (except for the Transamerica Asset Allocation funds) invests in securities through an underlying mutual fund having the same investment goals and strategies.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Not insured by FDIC or any federal government agency.	May lose value.	Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.

TRANSAMERICA PARTNERS BALANCED

Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.52%
Total annual fund operating expenses	1.22%
Expense reduction[b]	0.12%
Total annual fund operating expenses after expense reduction	1.10%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.10%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$112	$350	$606	$1,389

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 167% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests in a mix of equity and debt securities of predominantly U.S. issuers. The fund may also invest in foreign securities including securities of issuers located in emerging markets. The fund’s equity securities include, but are not limited to, common and preferred stocks (and their equivalents such as American Depositary Receipts). The fund’s debt securities include, but are not limited to, corporate bonds, notes and commercial paper, U.S. government obligations, bank obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities and mortgage-backed securities without government guarantees.

The fund varies the percentage of assets invested in any one type of security in accordance with its advisers’ interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Generally, the fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income and money market securities (investing at least 25% of its assets in fixed-income senior securities, including debt securities and preferred stocks).

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, swaps, and forward currency contracts. These investment strategies may be employed to attempt to alter investment characteristics of the fund’s portfolio.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Effective on or about July 9, 2010, the fund’s sub-advisers will change to J.P. Morgan Investment Management, Inc. and BlackRock Financial Management, Inc. and the fund’s principal investment strategies will be as follows:

The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund varies the percentage of assets invested in any one type of security in accordance with its advisers’ interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Generally, the fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income and money market securities (investing at least 25% of its assets in fixed-income senior securities, including debt securities and preferred stocks).

Equity component – The equity component of the fund is normally invested primarily in equity securities of large- and medium-capitalization U.S. companies, but may invest in foreign companies included in the S&P 500 Index. Industry by industry, the fund’s weightings are generally similar to those of the S&P 500 Index. The fund’s sub-adviser normally does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500 Index. Within each industry, the fund’s sub-adviser modestly may overweight stocks that it views as undervalued or fairly valued while modestly underweighting or not holding stocks that it views as overvalued.

Fixed income component – The fixed income component of the fund is normally invested primarily in investment grade debt securities and U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities and mortgage-backed securities without government guarantees. Its dollar-weighted average effective maturity generally is between five and fifteen years (and does not exceed thirty years). The fund may also invest in U.S. Treasury and agency securities, municipal bonds, corporate bonds, asset-backed securities (including collateralized loan obligations, collateralized bond obligations and collateralized debt obligations), high quality, short-term obligations and repurchase agreements, and in securities of foreign issuers. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies. Up to 20% of the fixed income component may be invested in any or all of non-dollar securities, high yield debt securities and emerging market securities.

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, swaps, and forward currency contracts. These investment strategies may be employed to attempt to alter investment characteristics of the fund’s portfolio.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Effective on or about July 9, 2010, the fund will be subject to the following additional principal risks:

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation- protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund's investments in loans are also subject to prepayment or call risk.

•

Medium-Sized Companies – Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies generally are subject to more volatility in price than larger company securities.

•

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund's ability to dispose of the underlying securities may be restricted.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	13.49%
Worst Quarter:	12/31/2008	-14.11%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Balanced	22.60%	1.05%	0.84%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Goldman Sachs Asset Management, L.P.

Portfolio Managers:

Andrew Alford, Portfolio Manager since 2005

Katinka Domotorffy, Portfolio Manager since 2009

William Fallon, Portfolio Manager since 2010

Sub-Advisers:

Western Asset Management Company

Western Asset Management Company Limited

Portfolio Managers:

Michael C. Buchanan, Portfolio Manager since 2005

Carl L. Eichstaedt, Portfolio Manager since 2005

Keith J. Gardner, Portfolio Manager since 2005

S. Kenneth Leech, Portfolio Manager since 2005

Mark S. Lindbloom, Portfolio Manager since 2005

Edward J. Moody, Portfolio Manager since 2005

Stephen A. Walsh, Portfolio Manager since 2005

Effective on or about July 9, 2010, the fund’s sub-advisers and portfolio managers will be as follows:

Sub-Advisers:

J.P. Morgan Investment Management, Inc

Portfolio Managers:

Scott Blasdell, Portfolio Manager since 2010

Terance Chen, Portfolio Manager since 2010

Raffaele Zingone, Portfolio Manager since 2010

Sub-Advisers:

BlackRock Financial Management, Inc.

Portfolio Managers:

Curtis Arledge, Portfolio Manager since 2010

Matthew Marra, Portfolio Manager since 2010

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS CORE BOND

Investment Objective: Seeks to achieve maximum total return.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)a

Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.37%
Total annual fund operating expenses	0.97%
Expense reduction[b]	0.00%
Total annual fund operating expenses after expense reduction	0.97%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.00%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$99	$309	$536	$1,190

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 1,014% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in investment grade debt securities and U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities and mortgage-backed securities without government guarantees. Under normal circumstances, the fund invests at least 80% of its net assets in bonds and related investments.

The fund may also invest in U.S. Treasury and agency securities, municipal bonds, corporate bonds, asset-backed securities (including collateralized loan obligations (“CLO”s), collateralized bond obligations (“CBO”s) and collateralized debt obligations (“CDO”s)), high quality, short-term obligations and repurchase agreements, and in securities of foreign issuers. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies. The fund may invest up to 20% of its net assets in any or all of non-dollar securities, high yield debt securities and emerging market securities.

Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fund’s advisers. Under normal circumstances, the fund invests at least 65% of its net assets in investment grade securities.

The fund’s dollar-weighted average effective maturity generally is between five and fifteen years (and does not exceed thirty years), under normal circumstances. While longer-term securities tend to have higher yields than short-term securities, they are subject to greater price fluctuations as a result of interest rate changes and other factors.

The portfolio managers use both “top down” and “bottom up” analysis to determine sector, security and duration positions for the fund. These three factors are jointly determined and are interdependent. The overall position in the corporate sector, for example, is established in conjunction with assessments of relative value for specific corporate securities. Extensive bottom up analysis using a variety of valuation tools is conducted for sector allocation and security selection. Duration policy is primarily a result of sector allocations and expected long-term interest rate trends (rather than short-term interest rate forecasting). Yield curve positioning is also a key aspect of duration management. Security sales decisions are driven by the same criteria as purchase decisions.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•
High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•
Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	09/30/2009	5.26%
Worst Quarter:	09/30/2008	-3.88%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Core Bond	12.13%	4.14%	5.30%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	BlackRock Financial Management, Inc.

Portfolio Managers:

Curtis Arledge, Portfolio Manager since 2008

Matthew Marra, Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Partners High Quality Bond

Investment Objective: Seeks to provide a high risk-adjusted return while focusing on the preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	1.00%
Expense reduction[b]	0.00%
Total annual fund operating expenses after expense reduction	1.00%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.00%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$102	$318	$552	$1,225

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 104% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in high quality debt securities with short and intermediate maturities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, U.S. Treasury and government agency obligations, securities of foreign issuers (such as Yankee bonds) and repurchase agreements. Under normal circumstances, the fund invests at least 80% of its net assets in high quality bonds and related investments.

The dollar-weighted average effective maturity of the fund generally does not exceed three years under normal circumstances. Individual securities held by the fund may have longer maturities. Short-term debt securities generally fluctuate less in price, and have lower yields, than longer-term securities of comparable quality. The fund’s duration generally is between one and three years. Duration is a way of measuring the fund’s overall sensitivity to interest rate fluctuations. The net asset value of a fund with a shorter duration will generally fluctuate less in response to interest rate changes than that of a fund with a longer duration.

The fund considers securities rated BBB- or better by Standard & Poor’s or Fitch or Baa3 or better by Moody’s (and securities that the fund’s advisers believe are of comparable quality) to be high quality. Investments in higher quality instruments may result in a lower yield than would be available from investments in lower quality instruments.

The portfolio managers of the fund use a “bottom-up” analysis, focusing on the relative value of individual securities. They also analyze the yield curve under multiple market conditions in making maturity and duration decisions for portfolio securities. The managers of the fund then attempt to select securities that will enable the fund to maintain a stable share price and at the same time to achieve a high level of income. The managers use the same bottom-up approach when deciding which securities to sell. Securities are sold when the fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•
Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•
Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•
Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	3.50%
Worst Quarter:	09/30/2008	-1.66%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners High Quality Bond	9.10%	3.73%	4.20%
Bank of America Merrill Lynch 1-3 Year Government/Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	3.84%	4.27%	4.80%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Merganser Capital Management, Inc.

Portfolio Managers:

Peter S. Kaplan, Portfolio Manager since 1990

Douglas A. Kelly, Portfolio Manager since 1990

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Partners High Yield Bond

Investment Objective: Seeks to provide a high level of current income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.18%
Expense reduction[b]	0.08%
Total annual fund operating expenses after expense reduction	1.10%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.10%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$112	$350	$606	$1,373

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 98% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in high-yielding, income producing debt securities, such as debentures and notes, loan participations, and in convertible and non-convertible preferred stocks. Under normal circumstances, the fund invests at least 80% of its net assets in high-yield bonds and related investments.

High-yield securities usually are debt securities that are below-investment grade, commonly referred to as “junk bonds.” Below-investment grade debt securities offer yields that fluctuate over time, but that generally are superior to the yields offered by higher-rated securities. However, these securities also involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-rated securities. The fund considers securities rated BB or lower by Standard & Poor’s and Fitch and Ba or lower by Moody’s (and comparable unrated securities) to be high-yield securities.

The fund may invest a portion of its assets in foreign securities, which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the fund may hedge currency fluctuations by entering into options on futures contracts, forward foreign currency contracts and options on foreign currencies.

The fund’s investments are actively managed and securities may be bought and sold on a daily basis. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The investment adviser’s staff monitors the credit quality of securities held by the fund and other securities available to the fund. The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

The fund may also invest in (i) securities that are in default or in bankruptcy, (ii) securities that pay no interest, deferred interest or interest in the form of additional debt securities, (iii) interests in senior floating rate loans of domestic or foreign borrowers and in secured and unsecured subordinated loans, second lien loans, and subordinated bridge loans, (iv) mortgage-related securities, and (v) equity securities, including common stocks, warrants and rights. Investors should carefully consider the special risks of investing in this fund.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	23.07%
Worst Quarter:	12/31/2008	-21.98%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners High Yield	56.18%	5.14%	6.21%
Bank of America Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	57.51%	6.35%	6.52%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Eaton Vance Management

Portfolio Managers:

Linda Carter, Portfolio Manager since 2000

Michael W. Weilheimer, Portfolio Manager since 2000

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES

Investment Objective: Seeks maximum real return consistent with the preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.35%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	1.00%
Expense reduction[b]	0.01	%(c)
Total annual fund operating expenses after expense reduction	0.99	%(c)

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.00%, excluding extraordinary expenses.

[c]	Includes reimbursement of fees at the underlying fund level.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$101	$315	$547	$1,217

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 118% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in inflation-protected securities issued by the U.S. government, its agencies and instrumentalities. The fund also invests in inflation-protected securities of U.S. issuers, foreign governments, and other foreign issuers. Under normal circumstances, the fund invests at least 80% of its net assets in inflation-protected securities and related investments.

The fund may also invest in securities that pay nominal rates of interest (i.e., that are not inflation-protected), including U.S. Treasury and agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, floating rate securities, high quality, short-term obligations, and repurchase agreements. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.

The fund invests primarily in investment-grade securities, but may also invest in lower quality securities. The fund may not invest more than 10% of its net assets in below investment-grade securities (commonly referred to as “junk bonds”). Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fund’s advisers.

The fund seeks to maintain an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. TIPS Index, an index of inflation-protected securities. As of March 31, 2010, the duration of the index was 7.52 years. The fund may invest in securities of any maturity.

The portfolio managers of the fund use both “top down” and “bottom up” analysis to determine security and duration positions for the fund. These factors are jointly determined and are interdependent. Security sales decisions are driven by the same criteria as purchase decisions.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	12/31/2007	5.27%
Worst Quarter:	09/30/2008	-4.26%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Inflation-Protected Securities	9.33%	3.84%	4.35%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	11.42%	4.63%	7.70%

Prior to May 1, 2007, the fund had a different investment objective and strategy and was named Diversified Investors Intermediate Government Bond Fund. The fund’s performance prior to May 1, 2007 does not necessarily represent results that would have been obtained had the current investment objective and strategy been in effect for all periods.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	BlackRock Financial Management, Inc.

Portfolio Managers:

Stuart Spodek, Portfolio Manager since 2007

Brian Weinstein, Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Partners International Equity

Investment Objective: Seeks to provide a high level of long-term capital appreciation through investments in a diversified portfolio of securities of foreign issuers.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.41%
Total annual fund operating expenses	1.41%
Expense reduction[b]	0.01%
Total annual fund operating expenses after expense reduction	1.40%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.40%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$143	$443	$766	$1,684

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 138% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in foreign securities, meaning securities of issuers that, in the opinion of the fund’s adviser, have their principal activities outside the United States or whose securities are traded primarily outside the United States. Under normal circumstances, the fund invests at least 75% of its net assets in foreign securities or depositary receipts of foreign securities. The fund invests in equity securities of issuers in at least three countries other than the United States. The fund may invest in securities of issuers in developing countries. Under normal market circumstances, the fund invests at least 80% of its net assets in equity securities and related investments. The fund may also invest in any type or quality of debt securities, including lower-rated securities, and may enter into forward currency exchange contracts for hedging purposes.

The fund may invest in companies of any size, but typically invests primarily in the large and middle range of public company market capitalizations. The fund may also invest in partnership interests. The fund’s portfolio manager invests on an opportunistic basis, where the portfolio manager believes there is intrinsic value. The portfolio typically includes basic value stocks and stocks that, in the portfolio manager’s opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. Securities are sold when the fund needs cash to meet redemptions, or when the portfolio manager believes that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	23.63%
Worst Quarter:	12/31/2008	-24.34%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners International Equity	26.07%	-0.47%	-1.78%
Morgan Stanley Capital International All Country World ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	42.14%	6.30%	3.12%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Thornburg Investment Management, Inc.

Portfolio Managers:

William V. Fries, CFA, Co-Portfolio Manager since 2009

Wendy Trevisani, Co-Portfolio Manager since 2009

Lei Wang, CFA, Co-Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS LARGE CORE

Investment Objective: Seeks to provide capital appreciation and current income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%
Total annual fund operating expenses	1.24%
Expense reduction[b]	0.09%
Total annual fund operating expenses after expense reduction	1.15%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.15%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$117	$365	$633	$1,434

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 168% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in securities selected in large part for their potential to generate long-term capital appreciation. The fund may also select securities based on their potential to generate current income. The fund emphasizes common stocks and securities of growing, financially stable and undervalued companies. Under normal circumstances, the fund invests at least 80% of its net assets in securities of large cap companies and related investments. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index. As of March 31, 2010, the market capitalization of the smallest company in the Russell 1000® Index was $222.68 million. This fund attempts to achieve more capital appreciation than an income fund and less price volatility than a growth fund. The fund emphasizes common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•
Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	14.49%
Worst Quarter:	12/31/2008	-21.41%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Large Core	22.69%	-1.44%	-4.68%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	28.43%	0.79%	-0.49%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Aronson+Johnson+Ortiz, LP

Portfolio Managers:

Theodore R. Aronson, Portfolio Manager since 2009

Stefani Cranston, Portfolio Manager since 2009

Kevin M. Johnson, Portfolio Manager since 2009

Gina Marie N. Moore, Portfolio Manager since 2009

Martha E. Ortiz, Portfolio Manager since 2009

R. Brian Wenzinger, Portfolio Manager since 2009

Christopher J. W. Whitehead, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS LARGE GROWTH

Investment Objective: Seeks to provide a high level of capital appreciation through investments in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.37%
Total annual fund operating expenses	1.24%
Expense reduction[b]	0.00%
Total annual fund operating expenses after expense reduction	1.24%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.25%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$126	$393	$681	$1,500

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 102% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in common stocks of companies that its advisers believe have the potential for above average growth in earnings and dividends. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of large cap companies and related investments. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index. As of March 31, 2010, the market capitalization of the smallest company in the Russell 1000 Index® was $222.68 million. The fund emphasizes common and preferred stocks listed on the New York Stock Exchange and other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund uses multiple advisers to try to control the volatility often associated with growth funds, but there can be no assurance that this strategy will succeed.

The fund may use derivatives such as options, futures and swaps. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•
Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•
Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•
Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	16.33%
Worst Quarter:	12/31/2008	-22.87%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Large Growth	34.64%	-0.17%	-3.93%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-3.99%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	OFI Institutional Asset Management, Inc.

Portfolio Manager:

David E. Schmidt, Portfolio Manager since 2007

Sub-Adviser:

Jennison Associates LLC

Portfolio Managers:

Blair A. Boyer, Portfolio Manager since 2009

Michael A. Del Balso, Portfolio Manager since 2009

Spiros “Sig” Segalas, Portfolio Manager since 2009

Sub-Adviser:

Wellington Management Company, LLP

Portfolio Manager:

Paul E. Marrkand, CFA, Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Partners Large Value

Investment Objective: Seeks to provide long-term capital appreciation through investments in a diversified portfolio of common stocks of large-capitalization companies. Current income is a secondary goal.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.37%
Total annual fund operating expenses	1.07%
Expense reduction[b]	0.07%
Total annual fund operating expenses after expense reduction	1.00%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.00%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$102	$318	$552	$1,253

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 124% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in issuers listed on U.S. exchanges that the fund’s sub-adviser believes are seasoned, liquid and low priced, with effective management and positive momentum. Under normal circumstances, the fund invests at least 80% of its net assets in securities of large-cap companies and related investments. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index. As of March 31, 2010, the market capitalization of the smallest company in the Russell 1000® Index was $222.68 million.

The fund may use derivatives such as options, futures and swaps. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	09/30/2009	14.93%
Worst Quarter:	12/31/2008	-24.59%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Large Value	15.86%	-3.92%	0.37%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-0.25%	2.47%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Aronson+Johnson+Ortiz, LP

Portfolio Managers:

Theodore R. Aronson, Portfolio Manager since 2009

Stefani Cranston, Portfolio Manager since 2009

Kevin M. Johnson, Portfolio Manager since 2009

Gina Marie N. Moore, Portfolio Manager since 2009

Martha E. Ortiz, Portfolio Manager since 2009

R. Brian Wenzinger, Portfolio Manager since 2009

Christopher J. W. Whitehead, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS MID GROWTH

Investment Objective: Seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.72%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.41%
Total annual fund operating expenses	1.38%
Expense reduction[b]	0.03%
Total annual fund operating expenses after expense reduction	1.35%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.35%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$137	$428	$739	$1,636

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 214% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in stocks of medium sized companies which the fund’s advisers believe have the potential to deliver earnings growth in excess of the market average, or to become market leaders. When identifying companies that may become market leaders, one of the factors the fund’s advisers consider is whether a company sells proprietary products or services and/or operates in an industry with high barriers to entry such as the telecommunications industry. The fund does not intend, however, to concentrate its investments in any particular industry. Under normal circumstances, the fund invests at least 80% of its net assets in securities of medium sized (or mid-cap) companies and related investments. This fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Growth Index. As of March 31, 2010, the market capitalizations of companies in the Russell Midcap® Growth Index ranged from approximately $222 million to $18 billion. Over time, the capitalizations of the companies in the Russell Midcap® Growth Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

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Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

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Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

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Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

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Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

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Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

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Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

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Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

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Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	12/31/2004	16.07%
Worst Quarter:	12/31/2008	-25.50%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Mid Growth	24.92%	1.51%	2.09%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	2.40%	4.69%

*	The fund commenced operations on September 6, 2001.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Columbus Circle Investors

Portfolio Managers:

Clifford Fox, Portfolio Manager since 2004

Michael Iacono, Portfolio Manager since 2004

Katerina Wasserman, Portfolio Manager since 2004

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS MID VALUE

Investment Objective: Seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)a

Management fees	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%
Total annual fund operating expenses	1.28%
Expense reduction[b]	0.03%
Total annual fund operating expenses after expense reduction	1.25%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.25%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$127	$397	$686	$1,523

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 122% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund invests primarily in stocks of medium sized companies which the fund’s advisers believe have below market valuations and present an opportunity for earnings improvement. Under normal circumstances, the fund invests at least 80% of its net assets in securities of medium sized (or mid-cap) companies and related investments. The fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Value Index. As of March 31, 2010, the market capitalizations of companies in the Russell Midcap® Value Index ranged from approximately $220 million to $14.59 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in master limited partnerships, although their use will not be a principal investment strategy. The fund may also invest in foreign securities and real estate investment trusts (REITs).

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•
REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

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Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	17.66%
Worst Quarter:	12/31/2008	-24.01%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Mid Value	32.18%	1.43%	6.75%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	34.21%	1.98%	6.50%

*	The fund commenced operations on August 15, 2001.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Cramer, Rosenthal, McGlynn, LLC

Portfolio Managers:

Jay B. Abramson, Portfolio Manager since 2001

Robert L. Rewey, III, Portfolio Manager since 2008

Sub-Adviser:

J.P. Morgan Investment Management Inc.

Portfolio Managers:

Gloria Fu, CFA, Portfolio Manager since 2009

Lawrence Playford, CFA, Portfolio Manager since 2009

Jonathan K. L. Simon, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS MONEY MARKET

Investment Objective: Seeks to provide liquidity and as high a level of income as is consistent with the preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a,b]

Management fees	0.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.36%
Total annual fund operating expenses	0.86%
Expense reduction[c]	0.06%
Total annual fund operating expenses after expense reduction	0.80%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]	Annual Fund Operating Expenses have been restated to reflect expenses for the current fiscal year.

[c]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.80%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$82	$255	$444	$1,015

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund invests primarily in high quality, short-term money market instruments. These instruments include short-term U.S. government obligations, corporate bonds and notes, bank obligations (such as certificates of deposit and bankers’ acceptances), commercial paper, asset-backed securities, and repurchase agreements. The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

The fund does not maintain a stable net asset value of $1.00 per share. As a money market fund, the fund must follow strict rules as to the credit quality, diversification, liquidity, and maturity of its investments. Each security, at the time of purchase by the fund, has been determined by the sub-adviser to present minimal credit risk. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s portfolio managers or Board of Trustees (where required by applicable regulations) will decide whether the security should be held or sold.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset-Backed Securities – Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay and unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

•

Bank Obligations – To the extent the fund invests in U.S. bank obligations, the fund will be more susceptible to adverse events affecting the U.S. banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

•

Credit – An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline. Subordinated securities will be disproportionately affected by a default or downgrade.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Interest Rate – The interest rates on short-term obligations held in the fund will vary, rising or falling with short-term interest rates generally. The fund’s yield will tend to lag behind general changes in interest rates. The ability of the fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Net Asset Value – The fund does not maintain a stable net asset value of $1.00 per share and does not declare dividends on a daily basis (many money market funds do). Undeclared investment income, or a default on a portfolio security, may cause the fund’s net asset value to fluctuate.

•

Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

•

Yield – The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	09/30/2000	1.53%
Worst Quarter:	09/30/2009	0.00%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Money Market	0.07%	2.66%	2.51%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS SMALL CORE

Investment Objective: Seeks to provide a high level of capital appreciation through investments in a diversified portfolio of common stocks of small to medium size companies.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.42%
Total annual fund operating expenses	1.47%
Expense reduction[b]	0.00%
Total annual fund operating expenses after expense reduction	1.47%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.50%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$150	$465	$803	$1,757

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 88% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in stocks of small to medium sized companies which, in the opinion of the fund’s advisers, present an opportunity for significant increases in earnings, revenue and/or value, without consideration for current income. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations (or small-cap companies) and related investments. The fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index. As of March 31, 2010, the market capitalizations of companies in the Russell 2000® Index ranged from $11.15 million to $5.59 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the fund invests may change.

The fund uses multiple managers pursuing different investment styles in an attempt to control the volatility often associated with investments in companies of this size. There can be no assurance that this strategy will succeed. The fund is actively managed, and the portfolio managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate in excess of 100%. Active trading may increase the fund’s expenses.

The fund may use derivatives such as options, futures and swaps. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2003	20.12%
Worst Quarter:	12/31/2008	-25.65%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Small Core	26.84%	-1.35%	0.34%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%	3.51%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Fort Washington Investment Advisors, Inc.

Portfolio Managers:

Richard R. Jandrain III, Portfolio Manager since 2008

Daniel J. Kapusta, Portfolio Manager since 2008

Bihag N. Patel, CFA, Portfolio Manager since 2008

David K. Robinson, CFA, Portfolio Manager since 2008

Sub-Adviser:

Invesco Advisers, Inc.

Portfolio Managers:

Ralph Coutant, CFA, Portfolio Manager since 2009

Anthony Munchak, CFA, Portfolio Manager since 2001

Glen Murphy, CFA, Portfolio Manager since 2001

Francis Orlando, CFA, Portfolio Manager since 2001

Anthony Shufflebotham, CFA, Portfolio Manager since 2009

Sub-Adviser:

Wellington Management Company, LLP

Portfolio Managers:

Timothy J. McCormack, CFA, Portfolio Manager since 2002

Shaun F. Pedersen, involved in portfolio management and securities analysis since 2004

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Partners Small Growth

Investment Objective: Seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)a

Management fees	0.87%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.47%
Total annual fund operating expenses	1.59%
Expense reduction[b]	0.04%
Total annual fund operating expenses after expense reduction	1.55%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.55%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$158	$490	$845	$1,861

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 104% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund invests primarily in stocks of companies with small market capitalizations which the fund’s advisers believe have above average growth potential. Factors the fund’s advisers may consider in determining a company’s growth potential include the introduction of new products, technologies, distribution channels, or other opportunities, or otherwise strong industry or market positioning. Under normal market circumstances, the fund invests at least 80% of its net assets in securities of companies with small market capitalizations (or small-cap companies) and related investments. The fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index. As of March 31, 2010, the market capitalizations of companies in the Russell 2000® Index ranged from $11.15 million to $5.59 billion. Over time, the capitalizations of the companies in the Russell 2000® Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	23.59%
Worst Quarter:	12/31/2008	-25.40%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Small Growth	32.01%	-1.05%	5.70%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.47%	0.87%	8.15%

*	The fund commenced operations on August 9, 2002.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Perimeter Capital Partners LLC

Portfolio Managers:

James N. Behre, Portfolio Manager since 2006

Mark D. Garfinkel, CFA, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-

9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Partners Small Value

Investment Objective: Seeks to provide a high total investment return through investments primarily in a diversified portfolio of common stock.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.82%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.47%
Total annual fund operating expenses	1.54%
Expense reduction[b]	0.04%
Total annual fund operating expenses after expense reduction	1.50%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 1.50%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$153	$474	$818	$1,806

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 103% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

The fund normally invests primarily in stocks of companies with small market capitalizations which the fund’s advisers believe have strong market share, cash flow and management teams but are undervalued by the market place. Under normal market circumstances, the fund invests at least 80% of its net assets in the securities of companies with small market capitalizations (or small-cap companies) and related investments. The fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000® Index. As of March 31, 2010, the market capitalizations of companies in the Russell 2000® Index ranged from $11.15 million to $5.59 billion. Over time, the capitalizations of the companies in the Russell 2000® Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may use derivatives such as options, futures, swaps and forward currency contracts. The fund generally uses derivatives to attempt to alter investment characteristics of the fund’s portfolio, but they also may be used to generate income.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•
Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•
Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

•
Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•
Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2003	21.54%
Worst Quarter:	12/31/2008	-22.55%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception*

Transamerica Partners Small Value	19.11%	-3.86%	2.97%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	20.58%	-0.01%	6.22%

*	The fund commenced operations on July 10, 2002.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Mesirow Financial Investment Management, Inc.

Portfolio Managers:

Susan Schmidt, Portfolio Manager since 2009

Rosa Welton, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-

755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PARTNERS STOCK INDEX

Investment Objective: Seeks to match the performance of the Standard and Poor’s 500 Composite Stock Index.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees	0.10%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.34%
Total annual fund operating expenses	0.69%
Expense reduction[b]	0.04%
Total annual fund operating expenses after expense reduction	0.65%

[a]	The fund invests in securities through an underlying mutual fund. This table and the example below reflect the expenses of the fund and that underlying fund.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed 0.65%, excluding extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$66	$208	$362	$828

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 5% of the average value of the fund’s portfolio.

Principal Investment Strategies: The fund invests in securities through an underlying mutual fund having the same investment goals and strategies.

BlackRock Fund Advisors (“BFA”) is the investment adviser of the S&P 500 Stock Master Portfolio, the underlying mutual fund in which the fund invests.

The fund seeks its objective by investing in the stocks comprising the Standard & Poor’s 500 Stock Index1. The weightings of stocks in the S&P 500 Index are based on each stock’s relative total market capitalization; that is, its market price per share times the number of shares outstanding. The fund invests approximately the same percentage of its assets in each stock as the stock represents in the S&P 500 Index. Under normal market conditions, the fund invests at least 90% of its net assets in securities comprising the S&P 500 Index and related investments.

The fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500 Index. The fund’s ability to match the investment performance of the S&P 500 Index may be affected by, among other things, fund expenses, the amount of cash and cash equivalents held by the fund, the manner in which the total return of the S&P 500 Index is calculated, the size of the fund’s investment portfolio and the timing, frequency and size of cash flows into and out of the fund. BFA regularly monitors the fund’s correlation to the S&P 500 Index. In the unlikely event that the fund cannot achieve a correlation of at least 95%, the fund’s Trustees will consider alternative arrangements.

In the future, the fund may select another index if it is deemed to be more representative of the performance of publicly traded common stocks in the aggregate.

In seeking to replicate or match the performance of the S&P 500 Index, the fund may use various investment techniques, such as buying and selling futures contracts and options, entering into swap agreements and purchasing indexed securities. The fund may also lend its portfolio securities. These techniques may increase the fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk being taken.

The fund may invest not more than 10% of its total assets, under normal market conditions, in cash and high-quality money market instruments. These investments are made to provide liquidity and when there is an unexpected or abnormal level of investments in or redemptions from the fund.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

[1]

Standard & Poor’s does not sponsor the fund, nor is it affiliated in any way with the fund or the fund’s advisers. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “Standard & Poor’s 500®” are trademarks of McGraw-Hill, Inc. The Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in the fund.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•
Passive Investment - Because the sub-adviser does not select individual companies in the index that the fund tracks, the fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•
Tracking Error – Imperfect correlation between the fund’s portfolio securities and those in the index that the fund tracks, fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of a fund’s performance from that of the fund’s benchmark index.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	15.87%
Worst Quarter:	12/31/2008	-21.99%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Partners Stock Index	25.86%	-0.17%	-1.58%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Management:

Investment Adviser:	Investment Adviser of S&P 500 Stock Master Portfolio:

Transamerica Asset Management, Inc.	BlackRock Fund Advisors*

Portfolio Managers:

Christopher Bliss, Managing Director since 2009

Edward Corallo, Managing Director since 2009

Greg Savage, Managing Director since 2008

Diane Hsiung, Director since 2008

Jennifer Hsui, Director since 2009

*	Prior to December 1, 2009, BlackRock Fund Advisors was known as Barclays Global Fund Advisors.

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA ASSET ALLOCATION – INTERMEDIATE HORIZON

Investment Objective: Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.13%
Total annual fund operating expenses[a]	1.23%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	1.23%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$125	$390	$676	$1,489

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 42% of the average value of the fund’s portfolio.

Principal Investment Strategies: Transamerica Asset Allocation - Intermediate Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s prospectus.

	Bond Funds	Normal Approximate Allocations Stock Funds	Money Market Fund
Intermediate Horizon	48%	50%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to additional indexes which are used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	11.31%
Worst Quarter:	12/31/2008	-13.15%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Asset Allocation - Intermediate Horizon	21.08%	1.54%	1.83%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)*	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	5.93%	4.97%	6.33%
Transamerica Asset Allocation – Intermediate Horizon Benchmark Blend* (reflects no deduction for fees, expenses or taxes)*	20.85%	3.40%	3.30%

*

The Standard & Poor’s 500 Composite Index, the Barclays Capital U.S. Aggregate Bond Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 24% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital U.S. TIPS Index, 12% Morgan Stanley Capital International World ex-US Index, 8% Bank of America Merrill Lynch 1-3 Year Treasury Index, 2% Citigroup 3-Month Treasury Bill Index, 6% Bank of America Merrill Lynch High Yield Master II Index, and 38% Russell 3000® Index. Prior to February 1, 2008 the composite benchmark was comprised of 30% Barclays Capital U.S. Aggregate Bond Index, 15% Bank of America Merrill Lynch 1-3 Year Treasury Index, 5% Bank of America Merrill Lynch High Yield Master II Index, 42% Russell 3000® Equity Index, and 8% Morgan Stanley Capital International World ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Asset Allocation – Intermediate/long Horizon

Investment Objective: Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly more than average volatility as compared to other balanced funds.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.19%
Total annual fund operating expenses[a]	1.29%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	1.29%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$131	$409	$707	$1,556

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 38% of the average value of the fund’s portfolio.

Principal Investment Strategies: Transamerica Asset Allocation – Intermediate/Long Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s Prospectus.

	Bond Funds	Normal Approximate Allocations Stock Funds	Money Market Fund
Intermediate/Long Horizon	28%	70%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	13.81%
Worst Quarter:	12/31/2008	-17.72%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Asset Allocation - Intermediate/Long Horizon	23.51%	0.33%	0.55%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)*	26.46%	0.42%	-0.95%
Transamerica Asset Allocation – Intermediate/Long Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)*	24.98%	2.66%	2.12%

*

The Standard & Poor’s 500 Composite Index, the Barclays Capital U.S. Aggregate Bond Index, and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 15% Barclays Capital U.S. Aggregate Bond Index, 7% Barclays Capital U.S. TIPS Index, 18% Morgan Stanley Capital International World ex-US Index, 2% Bank of America Merrill Lynch 1-3 Year Treasury Index, 2% Citigroup 3-Month Treasury Bill Index, 4% Bank of America Merrill Lynch High Yield Master II Index, and 52% Russell 3000® Index. Prior to February 1, 2008 the composite benchmark was comprised of 18% Barclays Capital U.S. Aggregate Bond Index, 9% Bank of America Merrill Lynch 1-3 Year Treasury Index, 3% Bank of America Merrill Lynch High Yield Master II Index, 59% Russell 3000® Equity Index, and 11% Morgan Stanley Capital International World ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Asset Allocation – Long Horizon

Investment Objective: Seeks to provide long-term returns from growth of capital and growth of income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.25%
Total annual fund operating expenses[a]	1.35%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	1.35%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$137	$428	$739	$1,624

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 29% of the average value of the fund’s portfolio.

Principal Strategies: Transamerica Asset Allocation – Long Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s prospectus.

	Bond Funds	Normal Approximate Allocations Stock Funds	Money Market Fund
Long Horizon	8%	90%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•
Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	16.19%
Worst Quarter:	12/31/2008	-22.01%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Asset Allocation – Long Horizon	25.19%	-0.96%	-1.49%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)*	26.46%	0.42%	-0.95%
Transamerica Asset Allocation – Long Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)*	28.65%	1.81%	0.60%

*

The Standard & Poor’s 500 Composite Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 4% Barclays Capital U.S. Aggregate Bond Index, 2% Barclays Capital U.S. TIPS Index, 24% Morgan Stanley Capital International World ex-US Index, 2% Citigroup 3-Month Treasury Bill Index, 2% Bank of America Merrill Lynch High Yield Master II Index, and 66% Russell 3000® Index. Through April 30, 2003, the composite benchmark was comprised of 60% Russell 1000® Index, 25% Russell 2000® Index, and 15% Morgan Stanley Capital International World ex-US Index. From May 1, 2003 through January 31, 2008 the composite benchmark was comprised of 6% Barclays Capital U.S. Aggregate Bond Index, 3% Bank of America Merrill Lynch 1-3 Year Treasury Index, 1% Bank of America Merrill Lynch High Yield Master II Index, 76% Russell 3000® Index, and 14% Morgan Stanley Capital International World ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Asset Allocation – Short Horizon

Investment Objective: Seeks to provide a high level of income and preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.02%
Total annual fund operating expenses[a]	1.12%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	1.12%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$114	$356	$617	$1,363

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 39% of the average value of the fund’s portfolio.

Principal Investment Strategies: Transamerica Asset Allocation – Short Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s prospectus.

	Bond Funds	Normal Approximate Allocations Stock Funds	Money Market Fund
Short Horizon	88%	10%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	6.79%
Worst Quarter:	09/30/2008	-4.76%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Asset Allocation – Short Horizon	16.45%	3.58%	4.43%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	5.93%	4.97%	6.33%
Transamerica Asset Allocation – Short Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)*	12.63%	4.58%	5.35%

*

The Barclays Capital U.S. Aggregate Bond Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 46% Barclays Capital U.S. Aggregate Bond Index, 15% Barclays Capital U.S. TIPS Index, 2% Morgan Stanley Capital International World ex-US Index, 2% Citigroup 3-Month Treasury Bill Index, 17% Bank of America Merrill Lynch 1-3 Year Treasury Index, 10% Bank of America Merrill Lynch High Yield Master II Index, and 8% Russell 3000® Index. Prior to February 1, 2008 the composite benchmark was comprised of 54% Barclays Capital U.S. Aggregate Bond Index, 27% Bank of America Merrill Lynch 1-3 Year Treasury Index, 9% Bank of America Merrill Lynch High Yield Master II Index, 9% Russell 3000® Index, and 1% Morgan Stanley Capital International World-ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Asset Allocation –Short/Intermediate Horizon

Investment Objective: Seeks to achieve reasonable returns with considerably less than average volatility as compared to other balanced funds.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.10%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.07%
Total annual fund operating expenses[a]	1.17%
Expense Reduction	0.00%
Total annual fund operating expenses after expense reduction[a]	1.17%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$119	$372	$644	$1,420

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 39% of the average value of the fund’s portfolio.

Principal Investment Strategies: Transamerica Asset Allocation – Short/Intermediate Horizon invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (“TAM”) selects the combination and amount of underlying funds to invest in based on the fund’s investment goal.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. TAM may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund. For more information on allocations to the underlying funds, see the “Asset Allocation Funds” section of the fund’s prospectus.

	Normal Approximate Allocations
	Bond Funds	Stock Funds	Money Market Fund
Short/Intermediate Horizon	68%	30%	2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

•

Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risk of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compared to the returns of a broad measure of market performance, as well as comparison to additional indexes which are used to more closely reflect the principal strategies and policies of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return

Best Quarter:	06/30/2009	8.92%
Worst Quarter:	12/31/2008	-8.81%

Average Annual Total Returns (periods ended December 31, 2009)

	1 Year	5 Years	10 Years or Since Inception

Transamerica Asset Allocation – Short/Intermediate Horizon	19.18%	2.54%	3.08%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	5.93%	4.97%	6.33%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)*	26.46%	0.42%	-0.95%
Transamerica Asset Allocation – Short/Intermediate Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)*	16.65%	4.06%	4.39%

*

The Barclays Capital U.S. Aggregate Bond Index, Standard & Poor’s Composite Stock Index and the composite benchmark are unmanaged indices used as a general measure of market performance. The composite benchmark consists of the following: 34% Barclays Capital U.S. Aggregate Bond Index, 12% Barclays U.S. TIPS Index, 7% Morgan Stanley Capital International World ex-US Index, 14% Bank of America Merrill Lynch 1-3 Year Treasury Index, 2% Citigroup 3-Month Treasury Bill Index, 8% Bank of America Merrill Lynch Master II Index, and 23% Russell 3000® Index. Prior to February 1, 2008 the composite benchmark was comprised of 42% Barclays Capital U.S. Aggregate Bond Index, 21% Bank of America Merrill Lynch 1-3 Year Treasury Index, 7% Bank of America Merrill Lynch High Yield Master II Index, 25% Russell 3000® Index, and 5% Morgan Stanley Capital International World-ex-US Index. The returns of these blended benchmarks have been linked. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. You cannot invest directly in an index.

Management:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009

Jonathan Oldroyd, CFA, Associate Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Diversified Investment Advisors should contact Diversified at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial investment is $5,000. The fund is currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participations or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ON THE FUNDS’ STRATEGIES AND INVESTMENTS

The following provides additional information regarding the funds’ strategies and investments described at the front of the prospectus. All references in this prospectus to the fund include the fund’s underlying portfolio, unless otherwise noted. Except as otherwise expressly stated for a particular fund in this prospectus or in the statement of additional information or as required by law, there is no limit on the amount of a fund’s assets that may be invested in a particular type of security or investment.

Balanced Fund

In selecting common stocks, the fund emphasizes established companies. Most of the fund’s long-term debt investments are investment grade (rated BBB or better by Standard & Poor’s or Fitch or Baa or better by Moody’s) or considered by the fund’s advisers to be of comparable quality. Credit ratings and determinations of credit quality are only the opinions of the companies issuing them and are not guarantees as to quality.

The fund uses short-term debt and money market instruments, including short-term U.S. government and corporate obligations, commercial paper, bank obligations and repurchase agreements, in varying amounts for liquidity and cash management, and as a risk management tool.

The fund invests in securities through an underlying mutual fund (called a Portfolio) having the same investment goals and strategies. All references in this prospectus to the fund include the fund’s underlying Portfolio, unless otherwise noted.

All Bond Funds

Fixed income securities may bear fixed, fixed and contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer or participations based on revenues, sales or profits. Changes in interest rates will generally cause bigger changes in prices of longer-term securities than in prices of shorter-term securities.

Each of the Bond Funds may use derivatives such as options, futures, swaps and forward currency contracts. The funds generally use derivatives for hedging purposes, but they also may be used to generate income. Derivatives may have economic characteristics similar to the securities held by a fund. In that case, derivative investments will be considered related investments for purposes of the fund’s policy to invest at least 80% of its net assets in the securities and related investments described above. Derivatives may increase the fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk being taken.

Each fund (except High Yield Bond Fund) invests primarily in investment grade securities. However, credit ratings and determinations of credit quality are only the opinions of the companies issuing them and are not guarantees as to quality.

Each of the Bond Funds will use short-term debt and money market instruments, including short-term U.S. government and corporate obligations, commercial paper, bank obligations and repurchase agreements, in varying amounts for liquidity and cash management, and as a risk management tool. Each fund also may lend its securities to generate income.

Compliance with any policy or limitation for a fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the fund’s assets or for any other reason. If the credit quality of an investment deteriorates after purchase, the portfolio managers will decide whether the security should be held or sold.

Each fund’s policy of investing, under normal circumstances, at least 80% of its net assets in the securities and related investments identified above may be changed without shareholder approval. However, each fund will provide its shareholders with prior notice of any changes in that policy in accordance with applicable law.

Each fund invests in securities through an underlying mutual fund (called a Portfolio) having the same investment goals and strategies. All references in this prospectus to a fund include that fund’s underlying portfolio, unless otherwise noted.

Money Market Fund

The fund is subject to SEC industry regulations applicable to money market funds. These regulations require that the fund’s investments mature or be deemed to mature within 397 days from the date of acquisition, that the average maturity of the fund’s investments (on a dollar-weighted basis) be 60 days or less, and that all of the fund’s investments be in U.S. dollar-denominated high quality securities which have been determined, at the time of purchase by the fund’s portfolio managers, to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer or guarantor) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the sub-adviser’s opinion, be of comparable quality.

Investors should note that within the two highest short-term rating categories there may be sub-categories or gradations indicating relative quality. If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s portfolio managers or the fund’s Board (where required by applicable regulations) will decide whether the security should be held or sold.

Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

The fund is constructed from an approved list of money market issues that have passed and maintain rigorous credit quality standards established by the portfolio managers. Securities are sold when the fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal. In general, the portfolio managers attempt to temper income volatility in the fund by investing significant portions of the fund in securities with maturities of thirty to fifty days.

To the extent that the portfolio has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

All Stock Funds

The portfolio managers of the Large Value, Mid Value and Small Value Funds use a “bottom up” value-oriented approach in selecting investments for the funds. When portfolio managers use a “bottom up” approach, they look primarily at individual companies against the context of broader market factors. A value-oriented approach attempts to identify companies that appear to be trading below their true worth. The managers use the same bottom up approach when deciding which securities to sell. Securities are sold when the fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goals.

Portfolio managers of the Large Core, Large Growth, Mid Growth, Small Growth and Small Core Funds use a “bottom up” approach in selecting securities, relying primarily on stock selection against the context of broader market factors. These managers look for companies that they believe are in dynamic high growth sectors of the world economy, and that are thought to have dominant or strong competitive positions within their sectors. They also look for companies that are expected to have strong earnings growth potential. The managers use the same bottom up approach when deciding which securities to sell. Securities are sold when a fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal. Other managers utilize a quantitative approach with respect to security investment decisions.

Each of the Stock Funds may use derivatives such as options, futures, swaps and forward currency contracts. The funds generally use derivatives for hedging purposes, but they also may be used to generate income. Derivatives may have economic characteristics similar to the securities held by a fund. In that case, derivative investments will be considered related investments for the purposes of the fund’s policy to invest at least 80% of its net assets in the securities and related investments described above. Derivatives may increase the fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk being taken.

Each of the Stock Funds may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. These funds use short-term obligations and money market securities, including commercial paper, bank obligations and repurchase agreements, in varying amounts for liquidity and cash management, and as a risk management tool. Each fund also may lend its securities to generate income.

Compliance with any policy or limitation for a fund that is expressed as a percentage of assets is determined at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the fund’s assets or for any other reason.

Although the policy of each fund, other than the Stock Index Fund, under normal circumstances, of investing at least 80% of its net assets in the securities and related investments identified above may be changed without shareholder approval, each fund will provide its shareholders with prior notice of any change in that policy in accordance with applicable law.

Each fund invests in securities through an underlying mutual fund (called a Portfolio) having the same investment goals and strategies. All references in this prospectus to a fund include that fund’s underlying Portfolio, unless otherwise noted. The Stock Index Fund invests in a Portfolio sponsored by a third party adviser.

MORE ON RISKS OF INVESTING IN THE FUNDS

Principal Investment Risks: The following provides additional information regarding the risks of investing in the funds as described at the front of the prospectus.

Active Trading: Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and may generate greater tax liabilities for shareholders holding shares in taxable accounts.

Asset Allocation: TAM allocates the fund’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

Asset-Backed Securities: Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities.

Collateralized debt obligations (“CDOs”) are a type of asset-backed security. CDOs generally issue separate series or “tranches” which vary with respect to risk and yield. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of subordinate tranches, market anticipation of defaults, as well as investor aversion to CDO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

Bank Obligations: If a fund concentrates in U.S. bank obligations, a fund will be particularly sensitive to adverse events affecting U.S. banks. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

Cash Management and Defensive Investing: Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

Credit: If an obligor for a security held by the fund or a counterparty to a financial contract with the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. The fund may incur expenses to protect the fund’s interest in securities experiencing these events. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. The fund is subject to greater levels of credit risk to the extent it invests in junk bonds. These securities have a higher risk of issuer default and are considered speculative. The fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

Currency: When a fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, a fund’s investments in foreign currency denominated securities may reduce the returns of a fund.

Derivatives: The use of derivative instruments may involve risks and costs different from, and possibly greater than, the risks and costs associated with investing directly in securities or other traditional investments. A fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of a fund’s net asset value. Even a small investment in derivatives can have a disproportionate impact on a fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative instruments themselves, behave in a way not anticipated by a fund. The other parties to certain derivative contracts present the same types of default or credit risk as issuers of fixed income securities. Certain derivatives may be illiquid, which may reduce the return of a fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may be difficult to value, or may be subject to the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. In addition, derivatives may be subject to market risk, interest rate risk and credit risk. A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances or at reasonable prices. A fund’s sub-adviser may not make use of derivatives for a variety of reasons.

Emerging Markets: Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

Fixed-Income Securities: The value of fixed-income securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

•	market risk: fluctuations in market value

•

interest rate risk: the value of a fixed-income security generally decreases as interest rates rise. This may also be the case for dividend paying stocks. Increases in interest rates may cause the value of your investment to go down. The longer the maturity or duration, the more sensitive the value of a fixed-income security is to fluctuations in interest rates

•

prepayment or call risk: declining interest rates may cause issuers of securities held by the fund to pay principal earlier than scheduled or to exercise a right to call the securities, forcing a fund to reinvest in lower yielding securities

•

extension risk: rising interest rates may result in slower than expected principal prepayments, which effectively lengthens the maturity of affected securities, making them more sensitive to interest rate changes

•

default or credit risk: issuers (or guarantors) defaulting on their obligations to pay interest or return principal, being perceived as being less creditworthy or having a credit rating downgraded, or the credit quality or value of any underlying asset declines. A fund may incur expenses to protect the fund’s interest in securities experiencing these events. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Foreign Securities: Investments in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

•	different accounting and reporting practices

•	less information available to the public

•	less (or different) regulation of securities markets

•	more complex business negotiations

•	less liquidity

•	more fluctuations in prices

•	delays in settling foreign securities transactions

•	higher costs for holding shares (custodial fees)

•	higher transaction costs

•	vulnerability to seizure and taxes

•	political or financial instability and small markets

•	different market trading days

Growth Stocks: Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

High-Yield Debt Securities: High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A fund with high-yield debt securities may be more susceptible to credit risk and market risk than a fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a fund’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

Increase in Expenses: Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Inflation-Protected Securities: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Interest Rate (Transamerica Partners Money Market): The interest rates on short-term obligations held in a fund’s portfolio will vary, rising or falling with short-term interest rates generally. A fund’s yield will tend to lag behind general changes in interest rates.

The ability of a fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

Investing in Loans: Certain funds may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund’s liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

Liquidity: Liquidity risk exists when particular investments are difficult to sell. Although most of a fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by a fund, particularly during periods of market turmoil. When a fund holds illiquid investments, a fund may be harder to value, especially in changing markets, and if a fund is forced to sell these investments to meet redemptions or for other cash needs, a fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, a fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

Market: The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

Medium-Sized Companies: Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies generally are subject to more volatility in price than larger company securities.

Mortgage-Related Securities: Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

Net Asset Value: The Transamerica Partners Money Market does not maintain a stable net asset value of $1.00 per share and does not declare dividends on a daily basis (many money market funds do). Undeclared investment income, or a default on a portfolio security, may cause the fund’s net asset value to fluctuate. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

Passive Investment (Transamerica Partners Stock Index): Because the sub-adviser does not select individual companies in the index that the fund tracks, the fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Portfolio Selection: The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. Preferred stocks may pay fixed or adjustable rates of return. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.

Redemption (Transamerica Partners Money Market): The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Real Estate Investment Trusts (“REITS”): Equity REITs can be affected by any changes in the value of the properties owned. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

Repurchase Agreements: If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund's ability to dispose of the underlying securities may be restricted.

Securities Lending: A fund may lend securities to other financial institutions that provide cash or other securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

Small- or Medium-Sized Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Stocks: Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy. Because the stocks a fund holds fluctuate in price, the value of your investment in a fund will go up and down.

Tracking Error (Transamerica Partners Stock Index): Imperfect correlation between the fund’s portfolio securities and those in the index that the fund tracks, fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of a fund’s performance from that of the fund’s benchmark index

Underlying Funds: Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

U.S. Government Agency Obligations: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Valuation: Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ--higher or lower--from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities, securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style.

Warrants and Rights: Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

Yield (Transamerica Partners Money Market): The amount of income paid to you by the fund will go up or down depending on day-to-day variations in short-term interest rates. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

SHAREHOLDER INFORMATION

Investment Adviser

Transamerica Partners Funds Group’s Board of Trustees is responsible for overseeing the management and business affairs of Transamerica Partners Funds Group. It oversees the operation of Transamerica Partners Funds Group by its officers. It also reviews the management of the funds’ assets by the investment adviser and sub-advisers. Information about the Trustees and executive officers of Transamerica Partners Funds Group is contained in the Statement of Additional Information (“SAI”).

Transamerica Asset Management, Inc. (“TAM”), located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser for Transamerica Partners Funds Group. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each fund’s sub-adviser. The investment adviser also monitors the sub-advisers’ buying and selling of portfolio securities and administration of the funds. For these services, TAM is paid investment advisory fees. These fees are calculated on the average daily net assets of each fund.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC are affiliates of TAM and Transamerica Funds.

The funds may rely on an Order from the SEC (Release IC- 23379 dated August 5, 1998) that permits Transamerica Partners Funds Group and its investment adviser, TAM, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on subadvisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

Stock Index Fund

TAM is the investment adviser of the Stock Index Fund, providing general supervision of the fund’s investment in its underlying Portfolio, subject to policies set by the Trustees.

BlackRock Fund Advisors (“BFA”) is the investment adviser of the portfolio in which the Stock Index Fund invests. BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BlackRock Institutional Trust Company, N.A. (“BTC”), which in turn is indirectly wholly-owned by BlackRock, Inc. Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A. As of December 31, 2009, BTC and its affiliates, including BFA, provided investment advisory services for assets in excess of $3.346 trillion. BFA, BTC, BlackRock Execution Services, BlackRock, Inc. and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolio invests.

Advisory Fees Paid in 2009

For the fiscal year ended December 31, 2009, each fund paid the following advisory fee as a percentage of the fund’s average daily net assets:

Name of Fund	Percentage

Transamerica Partners Balanced	0.40%
Transamerica Partners Core Bond	0.35%[1]
Transamerica Partners High Quality Bond	0.35%
Transamerica Partners High Yield Bond	0.55%[1]
Transamerica Partners Inflation-Protected Securities	0.35%[1]
Transamerica Partners International Equity	0.75%

Name of Fund	Percentage

Transamerica Partners Large Core	0.60%
Transamerica Partners Large Growth	0.62%[1]
Transamerica Partners Large Value	0.45%[1]
Transamerica Partners Mid Growth	0.71%
Transamerica Partners Mid Value	0.67%[1]
Transamerica Partners Money Market	0.25%[3]
Transamerica Partners Small Core	0.80%[1]
Transamerica Partners Small Growth	0.84%
Transamerica Partners Small Value	0.79%
Transamerica Partners Stock Index	0.00%
Transamerica Asset Allocation – Intermediate Horizon	0.10%[2]
Transamerica Asset Allocation – Intermediate/Long Horizon	0.10%[2]
Transamerica Asset Allocation – Long Horizon	0.10%[2]
Transamerica Asset Allocation – Short Horizon	0.10%[2]
Transamerica Asset Allocation – Short/Intermediate Horizon	0.10%[2]

[1]	Amount waived was less than 0.005%.

[2]	In addition, the fund bears its pro rata share of the advisory fees of the underlying funds in which it invests.

[3]	Does not include voluntary yield waiver reduction.

A discussion regarding the Board of Trustees’ approval of each fund’s advisory arrangements is available in each fund’s semi-annual report for the fiscal year ended June 30, 2009 except for Transamerica Partners Large Growth and Transamerica Partners Mid Value. A discussion regarding the Board of Trustees’ approval for these funds is available in their annual report for the fiscal year ended December 31, 2009.

Sub-Advisers

The name and address of the sub-advisers are listed below. Pursuant to Investment Sub-advisory Agreements between TAM and each sub-adviser on behalf of the respective funds, each sub-adviser shall make investment decisions, buy and sell securities for the funds, conduct research that leads to these purchase and sale decisions, and pay broker-dealers a commission for these trades (which can include payments for research and brokerage services).

The sub-advisers listed below receive compensation, calculated daily and paid monthly, from TAM. For the fiscal year ended December 31, 2009, the sub-advisers received the following sub-advisory fees as a percentage of a fund’s average daily net assets:

Fund	Sub-Advisory Fee	Name and Address of Sub-Adviser

Transamerica Partners Large Core	0.18%	Aronson+Johnson+Ortiz, LP (“AJO”)
Transamerica Partners Large Value	0.18%	230 South Broad Street, 20th Floor
		Philadelphia, PA 19102
Transamerica Partners Core Bond	0.10%	BlackRock Financial Management,
Transamerica Partners Inflation-Protected	0.10%	Inc. (“BlackRock”)*
Securities		55 East 52nd Street
		New York, NY 10055
Transamerica Partners Mid Growth	0.38%	Columbus Circle Investors (“CCI”)*
		One Station Place
		Stamford, CT 06902
Transamerica Partners Mid Value	0.34%	Cramer, Rosenthal, McGlynn, LLC (“CRM”)
		520 Madison Avenue
		New York, NY 10022
Transamerica Partners High Yield Bond	0.17%	Eaton Vance Management (“Eaton Vance”)*
		Two International Place
		Boston, MA 02110

Transamerica Partners Small Core	0.54%	Fort Washington Investment
		Advisors, Inc. (“FWIA”)
		303 Broadway, Suite 1200
		Cincinnati, OH 45202
Transamerica Partners Money Market	0.05%	GE Asset Management, Incorporated (“GEAMI”)*
		3001 Summer Street
		P.O. Box 120031
		Stamford, CT 06912
Transamerica Partners Balanced	0.14%	Goldman Sachs Asset Management,
		L.P. (“GSAM”)*
		200 West Street
		New York, NY 10282-2198
Transamerica Partners Small Core	0.41%	Invesco Advisers, Inc. (“Invesco”)*
		Two Peachtree Pointe
		1555 Peachtree St. NE, Suite 1800
		Atlanta, GA 30309
Transamerica Partners Large Growth	0.38%	Jennison Associates LLC (“Jennison”)
		466 Lexington Avenue
		New York, NY 10017
Transamerica Partners Mid Value	0.40%	J.P. Morgan Investment Management
		Inc. (“JPMorgan”)
		245 Park Avenue
		New York, NY 10167
Transamerica Partners High Quality Bond	0.13%	Merganser Capital Management, Inc. (“Merganser”)
		99 High Street
		Boston, MA 02110
Transamerica Partners Small Value	0.60%	Mesirow Financial Investment
		Management, Inc. (“Mesirow Financial”)*
		353 N. Clark Street
		Chicago, IL 60654
Transamerica Partners Large Growth	0.08%	OFI Institutional Asset Management,
		Inc. (“OFII”)*
		2 World Financial Center
		225 Liberty Street
		New York, NY 10281
Transamerica Partners Small Growth	0.54%	Perimeter Capital Partners LLC (“Perimeter”)*
		5 Concourse Parkway, Suite 2725
		Atlanta, GA 30328
Transamerica Partners International Equity	0.41%	Thornburg Investment Management,
		Inc. (“Thornburg”)
		2300 North Ridgetop Road
		Santa Fe, NM 87506
Transamerica Partners Large Growth	0.28%	Wellington Management Company,
Transamerica Partners Small Core	0.50%	LLP (“Wellington Management”)*
		75 State Street
		Boston, MA 02109

Transamerica Partners Balanced	0.21%	Western Asset Management
Company (“WAMCO”)*
385 East Colorado Boulevard
Pasadena, CA 91101
Western Asset Management
Company Limited (“WAML”)
10 Exchange Square
Primrose Street
London, England EC2A2EN

*	The sub-adviser receives compensation, calculated monthly and paid quarterly, from TAM.

Effective on or about July 9, 2010, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreements with Goldman Sachs Asset Management, L.P., Western Asset Management Company and Western Asset Management Company Limited with respect to Transamerica Balanced Portfolio, the underlying mutual fund in which all of the assets of Transamerica Partners Balanced are invested, and will enter into new investment sub-advisory agreements with J.P. Morgan Investment Management, Inc. (“JPMorgan”) and BlackRock Financial Management, Inc. (“BlackRock”). An information statement describing JPMorgan and BlackRock and the terms of the new sub-advisory agreements will be mailed to shareholders within 90 days of the change in sub-advisers. Effective on or about July 9, 2010, the fund’s sub-advisory fee schedule will be as follows:

The sub-advisers receive compensation, calculated daily and paid monthly, from TAM at the indicated annual rates (expressed as a specified percentage of the fund’s average daily net assets):

JPMorgan
First $750 million	0.30%
Over $750 million	0.25%

BlackRock
First $1 billion	0.12%
Over $1 billion	0.05%

Portfolio Manager(s)

The following funds are managed by portfolio manager(s). The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership in each fund.

Transamerica Partners Balanced

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Andrew Alford/2005	Senior Portfolio Manager	GSAM	Managing Director
Katinka Domotorffy/2009	Portfolio Manager	GSAM	Managing Director
William Fallon/2010	Portfolio Manager	GSAM	Portfolio Manager
Michael C. Buchanan	Portfolio Manager	WAMCO	Head of Credit and Portfolio Manager
Carl L. Eichstaedt/2005	Portfolio Manager	WAMCO	Portfolio Manager
Keith J. Gardner/2005	Portfolio Manager	WAMCO	Portfolio Manager
S. Kenneth Leech/2005	Portfolio Manager	WAMCO	Chief Investment Officer
Mark S. Lindbloom/2005	Portfolio Manager	WAMCO	Portfolio Manager
Edward A. Moody/2005	Portfolio Manager	WAMCO	Portfolio Manager
Stephen A. Walsh/2005	Portfolio Manager	WAMCO	Chief Investment Officer

Effective on or about July 9, 2010, Transamerica Partners Balanced will be managed by the following portfolio managers:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Scott Blasdell/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Terance Chen/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Raffaele Zingone/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Curtis Arledge/2010	Portfolio Manager	BlackRock	Managing Director, Chief Investment Officer of Fixed Income, Fundamental Portfolios and Head of Multi-Sector & Mortgages of BlackRock
Matthew Marra/2010	Portfolio Manager	BlackRock	Managing Director

Transamerica Partners Core Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Curtis Arledge/2008	Portfolio Manager	BlackRock	Managing Director Chief Investment Officer of Fixed Income, Fundamental Portfolios and Head of Multi-Sector Mortgages of BlackRock
Matthew Marra/2007	Portfolio Manager	BlackRock	Managing Director

Transamerica Partners High Quality Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Peter S. Kaplan/1990	Portfolio Manager	Merganser	Manager
Douglas A. Kelly/1990	Portfolio Manager	Merganser	Chief Investment Officer

Transamerica Partners High Yield Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Linda Carter/2000	Portfolio Manager	Eaton Vance	Vice President
Michael W. Weilheimer/2000	Portfolio Manager	Eaton Vance	Vice President

Transamerica Partners Inflation-Protected Securities

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Stuart Spodek/2007	Portfolio Manager	BlackRock	Managing Director
Brian Weinstein/2007	Portfolio Manager	BlackRock	Managing Director

Transamerica Partners International Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

William V. Fries, CFA/2009	Portfolio Manager (Co)	Thornburg	Managing Director
Wendy Trevisani/2009	Portfolio Manager (Co)	Thornburg	Managing Director
Lei Wang, CFA/2009	Portfolio Manager (Co)	Thornburg	Managing Director

Transamerica Partners Large Core

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Theodore R. Aronson/2009	Portfolio Manager	AJO	Managing Principal
Stefani Cranston/2009	Portfolio Manager	AJO	Principal
Kevin M. Johnson/2009	Portfolio Manager	AJO	Principal
Gina Marie N. Moore/2009	Portfolio Manager	AJO	Principal
Martha E. Ortiz/2009	Portfolio Manager	AJO	Principal
R. Brian Wenzinger/2009	Portfolio Manager	AJO	Principal
Christopher J. W. Whitehead/2009	Portfolio Manager	AJO	Associate, Principal

Transamerica Partners Large Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

David E. Schmidt/2007	Portfolio Manager	OFII	Chief Investment Officer-Quantitative Equities
Blair A. Boyer/2009	Portfolio Manager	Jennison	Managing Director
Michael A. Del Balso/2009	Portfolio Manager	Jennison	Managing Director and Director of Research for Growth Equity
Spiros “Sig” Segalas/2009	Portfolio Manager	Jennison	Director, President and Chief
Investment Officer
Paul E. Marrkand, CFA/2007	Portfolio Manager	Wellington Management	Senior Vice President and Equity Portfolio Manager

Transamerica Partners Large Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Theodore R. Aronson/2009	Portfolio Manager	AJO	Managing Principal
Stefani Cranston/2009	Portfolio Manager	AJO	Principal
Kevin M. Johnson/2009	Portfolio Manager	AJO	Principal
Gina Marie N. Moore/2009	Portfolio Manager	AJO	Principal
Martha E. Ortiz/2009	Portfolio Manager	AJO	Principal
R. Brian Wenzinger/2009	Portfolio Manager	AJO	Principal
Christopher J. W. Whitehead/2009	Portfolio Manager	AJO	Associate, Principal

Transamerica Partners Mid Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Clifford Fox/2004	Portfolio Manager (Lead)	CCI	Senior Managing Director
Michael Iacono/2004	Portfolio Manager (Co)	CCI	Managing Director
Katerina Wasserman/2004	Portfolio Manager (Co)	CCI	Senior Vice President

Transamerica Partners Mid Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Jay B. Abramson/2001	Portfolio Manager	CRM	President and Chief Investment Officer
Robert L. Rewey, III/2008	Portfolio Manager	CRM	Senior Vice President
Gloria Fu, CFA/2009	Portfolio Manager	JPMorgan	Vice President and Research Analyst
Lawrence Playford, CFA/2009	Portfolio Manager	JPMorgan	Vice President and Research Analyst
Jonathan K.L. Simon/2009	Portfolio Manager	JPMorgan	Portfolio Manager and Chief Investment Officer (US Value)

Transamerica Partners Small Core

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Richard R. Jandrain III/2008	Senior Portfolio Manager	FWIA	Managing Director
Daniel J. Kapusta/2008	Senior Portfolio Manager	FWIA	Senior Portfolio Manager
Bihag N. Patel, CFA/2008	Senior Portfolio Manager	FWIA	Senior Portfolio Manager
David K. Robinson, CFA/2008	Senior Portfolio Manager	FWIA	Senior Portfolio Manager
Ralph Coutant, CFA/2009	Portfolio Manager	Invesco	Portfolio Manager
Anthony Munchak, CFA/2001	Portfolio Manager	Invesco	Portfolio Manager
Glen Murphy, CFA/2001	Portfolio Manager	Invesco	Portfolio Manager
Francis Orlando, CFA/2001	Portfolio Manager	Invesco	Portfolio Manager
Anthony Shufflebotham, CFA/2009	Portfolio Manager	Invesco	Portfolio Manager
Timothy J. McCormack, CFA/2002	Portfolio Manager	Wellington Management	Senior Vice President and Equity Portfolio Manager
Shaun F. Pedersen/2004	Involved in portfolio management and securities analysis	Wellington Management	Vice President and Equity Portfolio Manager

Transamerica Partners Small Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

James N. Behre/2006	Portfolio Manager	Perimeter	Principal and Director of Research
Mark D. Garfinkel, CFA/2006	Portfolio Manager	Perimeter	Principal

Transamerica Partners Small Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Susan Schmidt/2009	Portfolio Manager	Mesirow Financial	Senior Vice President
Rosa Welton/2006	Portfolio Manager	Mesirow Financial	Senior Vice President

Transamerica Partners Stock Index

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher Bliss/2009	Portfolio Manager	BlackRock Fund Advisors	Senior Portfolio Manager; Portfolio Manager
Edward Corallo/2009	Portfolio Manager	BlackRock Fund Advisors	Head of portfolio management in the Index Equity Group; Senior Portfolio Manager

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Greg Savage/2008	Senior Portfolio Manager	BlackRock Fund Advisors	Senior Portfolio Manager; Portfolio Manager
Diane Hsiung /2008	Portfolio Manager	BlackRock Fund Advisors	Senior Portfolio Manager; Portfolio Manager
Jennifer Hsui /2009	Portfolio Manager	BlackRock Fund Advisors	Senior Portfolio Manager; Portfolio Manager and Research Analyst

Transamerica Asset Allocation – Intermediate Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Transamerica Asset Allocation – Intermediate/Long Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Transamerica Asset Allocation – Long Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Transamerica Asset Allocation – Short Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Transamerica Asset Allocation – Short/Intermediate Horizon

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Christopher A. Staples, CFA/2009	Lead Portfolio Manager	TAM	Senior Vice President and Chief Investment Officer
Jonathan Oldroyd, CFA/2009	Associate Portfolio Manager	TAM	Vice President and Investment Analyst

Disclosure of Portfolio Holdings: A detailed description of the funds’ policies and procedures with respect to the disclosure of the funds’ securities is available in the SAI. The funds publish all holdings on the website approximately 25 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

HOW TO REACH THE FUNDS

Shareholder Services

This section describes how to do business with the funds and shareholder services that are available.

•	Customer Service: 1-888-233-4339

•	Internet: www.transamericafunds.com

•	Fax: 1-888-329-4339

Mailing Address:	Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

Overnight Address:	Transamerica Fund Services, Inc.
330 West 9th Street
Kansas City, MO 64105

Retirement plan participants in a retirement plan administered by Diversified Investment Advisors, TAM’s affiliate, should contact Diversified at 1-800-755-5801 for additional information.

HOW TO PURCHASE SHARES

Shares of the funds are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans, and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. Plans may prohibit purchases or redemptions of fund shares during certain circumstances, such as a change in plan administrators. Consult your plan administrator for more information.

Each fund’s shares are sold without a sales charge. Purchases may be made Monday through Friday, except on certain holidays. Shares are purchased at net asset value (“NAV”) the next time it is calculated after your investment is received in good order and is accepted by the transfer agent. The funds reserve the right to reject any purchase orders or to suspend offering fund shares at any time.

You may purchase shares in a fund through the transfer agent directly or by authorizing your retirement plan to purchase shares on your behalf. Initial and subsequent purchases may be made by check or wire transfer. Checks should be in U.S. dollars and drawn on a U.S. bank and made payable to Transamerica Funds Services and mailed to:

Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

In the case of an initial purchase, the check must be accompanied by a completed Account Application. If shares are purchased with a check that does not clear, the purchase will be canceled and any losses or fees incurred in the transaction will be the responsibility of the investor. If shares are purchased with a check and a redemption request relating to such shares is received within fifteen days of such purchase, the redemption proceeds will be paid only when the check clears.

If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions and direct your bank to transmit immediately available funds in accordance with such instructions. Investors who make initial purchases by wire transfer must complete an Account Application and mail it to the address above.

See your plan administrator, recordkeeper, or authorized financial intermediary, to obtain purchase instructions if you are a participant in a retirement plan. Plans which include fixed investment options may restrict or prohibit the purchase of shares of certain of the funds with monies withdrawn from those fixed investment options.

The minimum initial investment is $5,000. The funds are currently waiving this minimum. There is no minimum for subsequent investments. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

FREQUENT PURCHASES AND SALES OF FUND SHARES

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the fund’s long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the New York Stock Exchange on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the funds and their long term shareholders, the Board of Trustees of the funds has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but each fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the fund believes to be market timing, the fund will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the fund believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the funds’ Board reserves the right to modify these or adopt additional policies and restrictions in the future. The funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. Shareholders should be aware, however, that any surveillance techniques currently employed by the funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts.

As noted above, if a fund is unable to detect and deter trading abuses, the fund’s performance, and its long term shareholders, may be harmed. In addition, because the funds have not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The funds will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future. Because the funds apply their policies and procedures in a discretionary manner, different shareholders may be treated differently, which could result in some shareholders being able to engage in frequent trading while others bear the costs and effects of that trading.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the funds’ securities for the purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

HOW TO SELL SHARES

On any business day, you may sell (redeem) all or a portion of your shares.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer.

Redemption requests by mail must specify the dollar amount or number of shares to be redeemed, the account number and the name of the fund. The redemption request must be signed in exactly the same way that the account is registered. If there is more than one owner of the shares, each owner must sign the redemption request.

Requests to redeem shares should be mailed to:

Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The funds reserve the right to refuse telephone redemptions and may limit the number of telephone redemptions or the amount that can be redeemed by telephone at any time.

Your transaction will be processed at the applicable fund’s NAV the next time it is calculated after your redemption request in good order is received by the transfer agent. Redemption proceeds normally will be paid or mailed within seven days. A redemption is treated as a sale for tax purposes, and will generally result in taxable gain or loss in a non-tax-sheltered account.

Each fund reserves the right to delay delivery of your redemption proceeds up to 7 days.

Participants in a retirement plan or IRA program should obtain redemption instructions from their plan administrator, recordkeeper, or authorized financial intermediary.

A signature guarantee is required for the following:

•	any redemption by mail if the proceeds are to be paid to someone else or are to be mailed to an address other than your address of record;

•	any redemption by mail if the proceeds are to be wired to a bank;

•	any redemption request for more than $50,000; and

•	requests to transfer registration of shares to another owner.

At the funds’ discretion signature guarantees may also be required for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability. A signature guarantee is not the same as a notarized signature.

SHAREHOLDER SERVICES AND POLICIES

Exchanges

On any business day you may exchange all or a portion of your shares in a fund for shares of any other available fund. To make exchanges, please follow the procedures for sales described above under “How to Sell Shares.” Plan participants or IRA holders should contact their plan administrator, recordkeeper, or authorized financial intermediary. Exchanges are processed at NAV the next time it is calculated after your exchange request in good order is received and approved by the transfer agent. The funds reserve the right to reject any exchange request or to modify or terminate the exchange privilege at any time. An exchange is the sale of shares of one fund and purchase of shares of another, and will generally result in taxable gain or loss in a non-tax-sheltered account.

Redemption proceeds

The funds intend to pay redemption proceeds in cash, but reserve the right to pay in kind by delivery of investment securities with a fair market value equal to the redemption price. In these cases, you might incur brokerage costs in converting the securities to cash.

Your right to receive payment of redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission permits mutual funds to postpone payments for the protection of investors.

Involuntary redemptions

If your account balance falls below $1,000 as a result of a redemption or exchange, your account may be closed and the proceeds sent to you. You will be given notice before this occurs.

Telephone or internet transactions

You may initiate redemptions and exchanges by telephone or via internet. The funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the person are followed. During periods of extreme market volatility or activity, severe weather or abnormal circumstances, it may be difficult for you to reach a representative of the funds by telephone or via internet. In that case, please consider an alternative transaction method.

Address changes

To change the address on your account contact your plan administrator, recordkeeper, or authorized financial intermediary or call 1-888-233-4339. You may also send a written request signed by all account owners. Include the name of your fund(s), the account numbers(s), the name(s) on the account and both the old and new addresses.

Registration changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information, contact your plan administrator, recordkeeper, or authorized financial intermediary or call 1-888-233-4339. If your shares are held of record by a financial institution, contact that financial institution for ownership changes.

Statements and reports

The funds will send you a confirmation statement quarterly reflecting regularly scheduled contributions and other transactions affecting your account. The funds will also send you a confirmation statement after every transaction that affects your account registration. Information regarding the tax status of income dividends and capital gains distributions will be mailed to investors with non-tax-sheltered accounts early each year.

Financial reports for the funds will be mailed semiannually to all shareholders.

MORE ABOUT THE FUNDS

Each fund’s goal and principal investment strategies, and the main risks of investing in the funds, are summarized at the beginning of this prospectus. Each fund’s goal may be changed by the fund’s Board of Trustees without shareholder approval.

Please note that each fund may also use strategies and invest in securities that are described in the SAI. However, a fund might not use all of the strategies and investment techniques described below or in the SAI at any particular time.

Each fund may, from time to time, take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the fund may invest without limit in high quality money market and other short-term instruments, and may not be pursuing its investment goal. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

General Information

Distribution Arrangements. Transamerica Capital, Inc. (“TCI”), 4600 South Syracuse Street, Suite 1100, Denver, CO 80237, is the distributor of shares of each of the Money Market, Bond, Balanced and Stock Funds. Under a Distribution Plan which has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each fund (other than the Asset Allocation Funds) may pay monthly fees at an annual rate of up to 0.25% of the fund’s average daily net assets. These fees may be used by the Distributor to pay for its services or for advertising, marketing or other promotional activities. In addition, the Distributor or an affiliate may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. TAM or an affiliate may make similar types of payments under similar arrangements. The amount of these payments is determined by the Distributor, TAM or their affiliates, as applicable.

The payments described above are often referred to as “revenue sharing payments.” The amount of revenue sharing payments is substantial and may be substantial to any given recipient. Revenue sharing arrangements are separately negotiated.

The recipients of such payments may include a fund’s distributor, broker-dealers, financial institutions and other intermediaries through which investors may purchase shares of a fund, or employee benefit plans that include the fund as an investment option. Such payments could influence the decision of a recipient, or its employees or associated persons, to recommend or sell shares of a fund, or to include the fund as an investment option, in lieu of another investment. Investors should contact their financial intermediary for details about revenue sharing payments it may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, TCI and their affiliates to the extent the payments result in more assets being invested in the portfolios on which fees are being charged.

What are Distribution (“12b-1”) Fees?

Distribution fees, also called 12b-1 fees, are fees that are deducted from fund assets and are used to compensate those financial professionals who sell fund shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses. Because you pay these fees during the whole period that you own the shares, over time, you may pay more than if you had paid other types of sales charges.

Brokerage Transactions. Each fund’s advisers may use brokers or dealers for fund transactions who also provide brokerage and research services to the fund or other accounts over which the advisers exercise investment discretion. A fund may “pay up” for brokerage services, meaning that it is authorized to pay a broker or dealer who provides these brokerage and research services a commission for executing a portfolio transaction which is higher than the commission another broker or dealer would have charged. However, a fund will “pay up” only if the applicable adviser determines in good faith that the higher commission is reasonable in relation to the brokerage and research services provided, viewed in terms of either the particular transaction or all of the accounts over which the adviser exercises investment discretion.

Dividends and Distributions

As a fund shareholder, you are entitled to your share of a Fund’s net income and gains on its investments. Each fund passes substantially all of its earnings along to its investors as distributions at least annually. When a fund earns dividends from stocks, interest from bonds and other debt securities, and net short-term capital gains from the sale of securities and distributes those earnings to shareholders, it is called a dividend distribution. Generally, a fund realizes long-term capital gains when it sells securities that it has held for more than one year for a higher price than it paid. When these gains (to the extent they exceed losses from sales of securities) are distributed to shareholders, it is called a capital gain distribution.

Each fund may also make additional distributions to its shareholders in order to avoid the imposition of taxes on the fund, including the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

You will receive all distributions from a fund in additional shares of the same fund issued at NAV unless you request otherwise in writing.

Tax Matters

This discussion of U.S. federal income taxes is for general information only. You should consult your own tax adviser about your particular situation and the status of your account under foreign, state and local laws.

As long as a fund qualifies for treatment as a regulated investment company (which each has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders.

Taxes on Distributions

If you are otherwise subject to U.S. federal income taxes, you will normally have to pay federal income taxes on the distributions you receive from a fund, whether you take the distributions in cash or in additional shares. Distributions from net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) ordinarily will be taxable as long-term capital gains, regardless of how long you have held your shares. Distributions of a fund’s qualified dividend income received by a non-corporate shareholder may qualify for a reduced tax rate for taxable years beginning on or before December 31, 2010, provided that they are designated by the fund as qualified dividend income and provided that the shareholder satisfies certain holding period requirements. Qualified dividend income generally is income derived from dividends from U.S. corporations; dividends from certain foreign corporations will also qualify. Other distributions, including distributions of net short-term capital gain, are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December.

Early each year, each fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year.

Fund distributions will reduce a fund’s net asset value per share. As a result, if you are otherwise subject to U.S. federal income taxes, and you buy shares in a fund just before the fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Taxes on Sales or Exchanges

If you are otherwise subject to federal income taxes, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Other Tax Matters

Retirement plans that invest in a fund and satisfy applicable Internal Revenue Code conditions generally will not be subject to federal tax liability on either distributions from a fund or redemptions or exchanges of shares of a Fund. Participants in these retirement plans will be taxed when they take distributions from the plan in accordance with Internal Revenue Code rules.

If you are neither a citizen nor a resident of the United States, each fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding.

Each fund is also required in certain circumstances to apply backup withholding at the rate of 28% on dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to that fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding applicable to shareholders who are neither citizens nor residents of the United States.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand a fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through December 31, 2009 has been derived from financial statements audited by PricewaterhouseCoopers LLP, an Independent Registered Certified Public Accounting firm, whose report, along with the fund’s financial statements, is included in the December 31, 2009 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding through each period:

	Transamerica Partners Balanced

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$10.54	$15.00	$16.13	$14.84	$14.40

Investment Operations
Net Investment income(a)	0.27	0.38	0.37	0.33	0.24
Net realized and unrealized gain (loss) on investments	2.05	(4.39)	(0.17)	1.30	0.46

Total from investment operations	2.32	(4.01)	0.20	1.63	0.70

Distributions
Net investment income	(0.28)	(0.43)	(0.39)	(0.34)	(0.26)
Net realized gains on investments	—	(0.02)	(0.94)	—	—
Return of capital(c)	(0.08)	— (b)	—	—	—

Total distributions	(0.36)	(0.45)	(1.33)	(0.34)	(0.26)

Net Asset Value
End of year	$12.50	$10.54	$15.00	$16.13	$14.84

Total Return	22.60%	(27.15%)	1.21%	11.10%	4.91%

Net Assets End of Year	$48,920	$52,588	$111,806	$147,402	$174,963

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.10%*	1.10%*	1.10%*	1.09%*	1.09%*
Before reimbursement	1.22%	1.14%	1.12%	1.12%	1.13%
Net investment income to average net assets	2.41%	2.87%	2.27%	2.13%	1.66%
Portfolio turnover rate(e)	167%	154%	226%	224%	367%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Core Bond

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$11.59	$12.50	$12.27	$12.34	$12.56

Investment Operations
Net Investment income(a)	0.47	0.55	0.52	0.48	0.43
Net realized and unrealized gain (loss) on investments	0.91	(0.83)	0.20	(0.05)	(0.20)

Total from investment operations	1.38	(0.28)	0.72	0.43	0.23

Distributions
Net investment income	(0.65)	(0.63)	(0.49)	(0.50)	(0.45)
Net realized gains on investments	—	—	—	—	— (b)

Total distributions	(0.65)	(0.63)	(0.49)	(0.50)	(0.45)

Net Asset Value
End of year	$12.32	$11.59	$12.50	$12.27	$12.34

Total Return	12.13%	(2.33%)	6.04%	3.54%	1.86%

Net Assets End of Year	$526,562	$436,051	$714,537	$770,441	$834,005

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	0.97%*	0.95%	0.95%	0.96%	0.96%
Before reimbursement	0.97%	0.95%	0.95%	0.96%	0.96%
Net investment income to average net assets	3.86%	4.54%	4.24%	3.92%	3.42%
Portfolio turnover rate(d)	1,014%	530%	503%	487%	1,003%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners High Quality Bond

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$10.94	$11.42	$11.35	$11.34	$11.53

Investment Operations
Net Investment income(a)	0.36	0.41	0.44	0.39	0.31
Net realized and unrealized gain (loss) on investments	0.62	(0.42)	0.09	0.03	(0.15)

Total from investment operations	0.98	(0.01)	0.53	0.42	0.16

Distributions
Net investment income	(0.39)	(0.47)	(0.46)	(0.41)	(0.35)
Return of capital(c)	—	—	—	—	— (b)

Total distributions	(0.39)	(0.47)	(0.46)	(0.41)	(0.35)

Net Asset Value
End of year	$11.53	$10.94	$11.42	$11.35	$11.34

Total Return	9.10%	(0.09%)	4.74%	3.78%	1.38%

Net Assets End of Year	$112,081	$107,129	$279,641	$289,129	$315,639

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.00%	0.97%	0.96%	0.96%	0.97%
Before reimbursement	1.00%	0.97%	0.96%	0.96%	0.97%
Net investment income to average net assets	3.13%	3.65%	3.80%	3.45%	2.67%
Portfolio turnover rate(e)	104%	64%	56%	55%	58%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

Financial Highlights

For the years ended:

	Transamerica Partners High Yield Bond

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$5.82	$9.07	$9.63	$9.28	$9.68

Investment Operations
Net Investment income(a)	0.69	0.73	0.72	0.70	0.68
Net realized and unrealized gain (loss) on investments	2.45	(3.26)	(0.57)	0.32	(0.41)

Total from investment operations	3.14	(2.53)	0.15	1.02	0.27

Distributions
Net investment income	(0.69)	(0.72)	(0.71)	(0.67)	(0.67)

Total distributions	(0.69)	(0.72)	(0.71)	(0.67)	(0.67)

Net Asset Value
End of year	$8.27	$5.82	$9.07	$9.63	$9.28

Total Return	56.18%	(29.31%)	1.57%	11.33%	2.91%

Net Assets End of Year	$215,651	$141,019	$203,062	$214,911	$187,748

Ratios and Supplemental Data
Expenses to average net assets:(b)
After reimbursement	1.10%*	1.10%	1.10%	1.10%	1.10%*
Before reimbursement	1.18%	1.17%	1.17%	1.18%	1.19%
Net investment income to average net assets	9.57%	8.99%	7.46%	7.36%	7.25%
Portfolio turnover rate(c)	98%	54%	96%	93%	68%

(a)	Calculation is based on average number of shares outstanding.

(b)	Includes expenses of the Series Portfolio.

(c)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Inflation-Protected Securities

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$10.12	$10.95	$10.50	$10.64	$10.88

Investment Operations
Net Investment income(a)	0.04	0.48	0.50	0.41	0.30
Net realized and unrealized gain (loss) on investments	0.90	(0.74)	0.46	(0.11)	(0.23)

Total from investment operations	0.94	(0.26)	0.96	0.30	0.07

Distributions
Net investment income	(0.04)	(0.48)	(0.51)	(0.44)	(0.31)
Return of capital(b)	(0.01)	(0.09)	—	—	—

Total distributions	(0.05)	(0.57)	(0.51)	(0.44)	(0.31)

Net Asset Value
End of year	$11.01	$10.12	$10.95	$10.50	$10.64

Total Return	9.33%	(2.66%)	9.48%	2.92%	0.66%

Net Assets End of Year	$129,713	$139,526	$56,916	$61,591	$106,149

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	0.99%*	0.98%*	1.00%*	1.00%*	1.00%
Before reimbursement	1.00%	0.98%	1.06%	1.02%	1.00%
Net investment income to average net assets	0.39%	4.46%	4.68%	3.93%	2.82%
Portfolio turnover rate(d)	118%	154%	340%	525%	756%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners International Equity

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$7.64	$16.27	$17.56	$15.86	$15.46

Investment Operations
Net Investment income(a)	0.06	0.27	0.32	0.23	0.23
Net realized and unrealized gain (loss) on investments	1.91	(8.22)	1.52	3.89	1.38

Total from investment operations	1.97	(7.95)	1.84	4.12	1.61

Distributions
Net investment income	—	(0.31)	(0.33)	(0.44)	(0.26)
Net realized gains on investments	—	(0.37)	(2.80)	(1.98)	(0.95)
Return of capital(c)	(0.08)	— (b)	—	—	—

Total distributions	(0.08)	(0.68)	(3.13)	(2.42)	(1.21)

Net Asset Value
End of year	$9.53	$7.64	$16.27	$17.56	$15.86

Total Return	26.07%	(50.25)%	11.07%	26.65%	10.67%

Net Assets End of Year	$303,107	$322,408	$674,058	$673,062	$614,991

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.40%	1.40%	1.40%*	1.40%*	1.40%*
Before reimbursement	1.41%	1.42%	1.44%	1.44%	1.46%
Net investment income to average net assets	0.81%	2.22%	1.72%	1.29%	1.53%
Portfolio turnover rate(e)	138%	174%	110%	81%	94%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Large Core

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$13.57	$21.75	$22.54	$20.39	$19.22

Investment Operations
Net Investment income(a)	0.15	0.15	0.13	0.12	0.09
Net realized and unrealized gain (loss) on investments	2.90	(8.17)	0.23	2.16	1.17

Total from investment operations	3.05	(8.02)	0.36	2.28	1.26

Distributions
Net investment income	(0.15)	(0.16)	(0.16)	(0.13)	(0.09)
Net realized gains on investments	—	—	(0.99)	—	—
Return of capital(b)	(0.03)	—	—	—	—

Total distributions	(0.18)	(0.16)	(1.15)	(0.13)	(0.09)

Net Asset Value
End of year	$16.44	$13.57	$21.75	$22.54	$20.39

Total Return	22.69%	(37.03%)	1.60%	11.22%	6.55%

Net Assets End of Year	$106,827	$105,671	$371,131	$502,473	$570,384

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	1.15%	1.15%	1.15%*	1.15%	1.15%
Before reimbursement	1.24%	1.24%	1.21%	1.20%	1.21%
Net investment income to average net assets	1.04%	0.81%	0.57%	0.59%	0.44%
Portfolio turnover rate(d)	168%	99%	101%	73%	79%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Large Growth

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$12.35	$20.90	$21.10	$20.38	$19.13

Investment Operations
Net Investment income (loss)(a)	0.05	0.06	0.01	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	4.21	(8.41)	2.42	0.75	1.31

Total from investment operations	4.26	(8.35)	2.43	0.72	1.26

Distributions
Net investment income	(0.06)	(0.06)	(0.01)	—	(0.01)
Net realized gains on investments	—	(0.14)	(2.62)	—	—
Return of capital(b)	(0.02)	—	—	—	—

Total distributions	(0.08)	(0.20)	(2.63)	—	(0.01)

Net Asset Value
End of year	$16.53	$12.35	$20.90	$21.10	$20.38

Total Return	34.64%	(40.21%)	11.61%	3.53%	6.57%

Net Assets End of Year	$345,726	$283,151	$674,841	$785,604	$965,913

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	1.24%*	1.22%	1.22%*	1.21%	1.22%
Before reimbursement	1.24%	1.22%	1.22%	1.21%	1.22%
Net investment income (loss) to average net assets	0.39%	0.35%	0.03%	(0.15%)	(0.24%)
Portfolio turnover rate(d)	102%	102%	129%	84%	76%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Large Value

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$12.55	$22.77	$25.97	$23.69	$24.42

Investment Operations
Net Investment income(a)	0.22	0.37	0.31	0.24	0.21
Net realized and unrealized gain (loss) on investments	1.73	(10.12)	(0.89)	4.45	1.35

Total from investment operations	1.95	(9.75)	(0.58)	4.69	1.56

Distributions
Net investment income	(0.22)	(0.38)	(0.35)	(0.23)	(0.20)
Net realized gains on investments	—	(0.09)	(2.27)	(2.18)	(2.09)
Return of capital(b)	(0.05)	—	—	—	—

Total distributions	(0.27)	(0.47)	(2.62)	(2.41)	(2.29)

Net Asset Value
End of year	$14.23	$12.55	$22.77	$25.97	$23.69

Total Return	15.86%	(43.35%)	(2.26%)	20.05%	6.33%

Net Assets End of Year	$374,386	$413,628	$1,004,085	$1,217,320	$1,166,964

Ratios and Supplemental Data
Expenses to average net assets:(c)
After reimbursement	1.00%	1.00%*	1.00%*	1.00%	1.00%
Before reimbursement	1.07%	1.05%	1.05%	1.05%	1.05%
Net investment income to average net assets	1.70%	2.01%	1.16%	0.95%	0.86%
Portfolio turnover rate(d)	124%	26%	30%	31%	89%

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c)	Includes expenses of the Series Portfolio.

(d)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Mid Growth

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$6.66	$11.53	$10.44	$11.06	$10.35

Investment Operations
Net Investment loss(a)	(0.06)	(0.06)	(0.10)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	1.72	(4.75)	3.16	0.26	1.42

Total from investment operations	1.66	(4.81)	3.06	0.16	1.32

Distributions
Net realized gains on investments	—	(0.06)	(1.97)	(0.78)	(0.61)
Return of capital(c)	—	— (b)	—	—	—

Total distributions	—	(0.06)	(1.97)	(0.78)	(0.61)

Net Asset Value
End of year	$8.32	$6.66	$11.53	$10.44	$11.06

Total Return	24.92%	(41.87%)	29.64%	1.58%	12.69%

Net Assets End of Year	$92,707	$82,784	$140,341	$123,995	$123,571

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.35%*	1.35%*	1.35%*	1.34%*	1.34%*
Before reimbursement	1.38%	1.36%	1.35%	1.34%	1.36%
Net investment loss to average net assets	(0.83%)	(0.62%)	(0.82%)	(0.90%)	(0.97%)
Portfolio turnover rate(e)	214%	158%	152%	151%	142%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Mid Value

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$8.09	$13.27	$14.80	$13.70	$13.87

Investment Operations
Net Investment income(a)	0.08	0.13	0.13	0.09	0.11
Net realized and unrealized gain (loss) on investments	2.50	(5.15)	0.17	2.31	1.16

Total from investment operations	2.58	(5.02)	0.30	2.40	1.27

Distributions
Net investment income	(0.08)	(0.13)	(0.13)	(0.09)	(0.11)
Net realized gains on investments	—	(0.03)	(1.70)	(1.21)	(1.33)
Return of capital(c)	(0.01)	— (b)	—	—	—

Total distributions	(0.09)	(0.16)	(1.83)	(1.30)	(1.44)

Net Asset Value
End of year	$10.58	$8.09	$13.27	$14.80	$13.70

Total Return	32.18%	(38.09%)	2.08%	17.74%	9.13%

Net Assets End of Year	$384,924	$300,450	$532,209	$517,977	$371,343

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.25%*	1.25%	1.25%*	1.25%*	1.25%*
Before reimbursement	1.28%	1.27%	1.27%	1.28%	1.30%
Net investment income to average net assets	0.89%	1.12%	0.82%	0.62%	0.74%
Portfolio turnover rate(e)	122%	68%	69%	80%	112%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Money Market

	December 31, 2009		December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$10.61		$10.62	$10.62	$10.62	$10.62

Investment Operations
Net Investment income(a)	0.01		0.20	0.48	0.45	0.26
Net realized and unrealized gain on investments	—		— (b)	—	— (b)	— (b)

Total from investment operations	0.01		0.20	0.48	0.45	0.26

Distributions
Net investment income	(0.01)		(0.20)	(0.48)	(0.45)	(0.26)
Return of capital(c)	—		(0.01)	— (b)	— (b)	—

Total distributions	(0.01)		(0.21)	(0.48)	(0.45)	(0.26)

Net Asset Value
End of year	$10.61		$10.61	$10.62	$10.62	$10.62

Total Return	0.07%		1.90%	4.62%	4.31%	2.47%

Net Assets End of Year	$413,321		$473,069	$391,353	$361,326	$359,994

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.57	%(e)	0.80%	0.80%	0.80%	0.80%
Before reimbursement	0.86	%(e)	0.85%	0.85%	0.86%	0.86%
Net investment income to average net assets	0.07	%(e)	1.91%	4.49%	4.24%	2.44%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Expenses waived to sustain a positive yield had an impact of 0.23%

Financial Highlights

For the years ended:

	Transamerica Partners Small Core

	December 31, 2009	December 31, 2008	December 31, 2007		December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$11.70	$18.55	$23.89		$24.73	$26.39

Investment Operations
Net Investment income (loss)(a)	0.01	0.06	—	(b)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	3.12	(6.82)	(1.17)		2.73	2.75

Total from investment operations	3.13	(6.76)	(1.17)		2.66	2.63

Distributions
Net investment income	(0.01)	(0.06)	—		—	—
Net realized gains on investments	—	—	(4.13)		(3.50)	(4.29)
Return of capital(c)	(0.05)	(0.03)	(0.04)		—	—

Total distributions	(0.06)	(0.09)	(4.17)		(3.50)	(4.29)

Net Asset Value
End of year	$14.77	$11.70	$18.55		$23.89	$24.73

Total Return	26.84%	(36.48%)	(5.06%)		11.14%	9.90%

Net Assets End of Year	$107,020	$124,595	$298,148		$408,546	$454,818

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.47%*	1.44%*	1.42	%*	1.42%	1.43%*
Before reimbursement	1.47%	1.44%	1.42%		1.42%	1.43%
Net investment income (loss) to average net assets	0.06%	0.36%	—	%(f)	(0.28%)	(0.48%)
Portfolio turnover rate(e)	88%	106%	97%		86%	92%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

(f)	Rounds to less than (0.01%) or 0.01%.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Small Growth

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$8.34	$13.52	$13.75	$14.48	$15.48

Investment Operations
Net Investment loss(a)	(0.09)	(0.09)	(0.16)	(0.14)	(0.16)
Net realized and unrealized gain (loss) on investments	2.76	(5.09)	1.25	1.11	0.17

Total from investment operations	2.67	(5.18)	1.09	0.97	0.01

Distributions
Net realized gains on investments	—	—	(1.32)	(1.70)	(1.01)
Return of capital(c)	—	—	—	— (b)	—

Total distributions	—	—	(1.32)	(1.70)	(1.01)

Net Asset Value
End of year	$11.01	$8.34	$13.52	$13.75	$14.48

Total Return	32.01%	(38.31%)	7.94%	8.03%	(0.11%)

Net Assets End of Year	$51,278	$47,581	$49,766	$51,454	$44,003

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.55%*	1.53%*	1.55%*	1.55%*	1.55%*
Before reimbursement	1.59%	1.55%	1.57%	1.87%	1.63%
Net investment loss to average net assets	(1.02%)	(0.81%)	(1.07%)	(0.94%)	(1.06%)
Portfolio turnover rate(e)	104%	146%	144%	173%	183%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Small Value

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$7.27	$10.14	$12.15	$12.20	$13.40

Investment Operations
Net Investment income (loss)(a)	0.04	0.12	0.09	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	1.33	(2.86)	(1.08)	1.13	(0.63)

Total from investment operations	1.37	(2.74)	(0.99)	1.09	(0.69)

Distributions
Net investment income	(0.04)	(0.12)	(0.10)	—	—
Net realized gains on investments	—	—	(0.92)	(1.14)	(0.50)
Return of capital(c)	(0.02)	(0.01)	— (b)	—	(0.01)

Total distributions	(0.06)	(0.13)	(1.02)	(1.14)	(0.51)

Net Asset Value
End of year	$8.58	$7.27	$10.14	$12.15	$12.20

Total Return	19.11%	(27.17)%	(8.31)%	8.98%	(5.23%)

Net Assets End of Year	$46,534	$47,797	$72,825	$104,627	$100,734

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	1.50%*	1.47%*	1.46%*	1.45%*	1.46%*
Before reimbursement	1.54%	1.48%	1.48%	1.47%	1.49%
Net investment income (loss) to average net assets	0.59%	1.30%	0.73%	(0.33%)	(0.50%)
Portfolio turnover rate(e)	103%	117%	94%	105%	143%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Series Portfolio.

(e)	Portfolio turnover of the Series Portfolio.

*	Includes reimbursement of fees at the underlying Series Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Partners Stock Index

	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value
Beginning of year	$7.01	$11.40	$11.03	$9.71	$9.43

Investment Operations
Net Investment income(a)	0.14	0.16	0.16	0.14	0.12
Net realized and unrealized gain (loss) on investments	1.65	(4.39)	0.37	1.32	0.28

Total from investment operations	1.79	(4.23)	0.53	1.46	0.40

Distributions
Net investment income	(0.14)	(0.16)	(0.16)	(0.14)	(0.12)
Return of capital(c)	— (b)	—	—	— (b)	—

Total distributions	(0.14)	(0.16)	(0.16)	(0.14)	(0.12)

Net Asset Value
End of year	$8.66	$7.01	$11.40	$11.03	$9.71

Total Return	25.86%	(37.38%)	4.82%	15.16%	4.24%

Net Assets End of Year	$472,758	$394,903	$674,510	$648,855	$615,461

Ratios and Supplemental Data
Expenses to average net assets:(d)
After reimbursement	0.65%*	0.65%*	0.65%*	0.65%*	0.65%
Before reimbursement	0.69%	0.68%	0.67%	0.68%	0.67%
Net investment income to average net assets	1.75%	1.73%	1.36%	1.34%	1.25%
Portfolio turnover rate(e)	5%	8%	7%	14%	10%

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(d)	Includes expenses of the Master Portfolio.

(e)	Portfolio turnover rate of the Master Portfolio.

(*)	Includes reimbursement of fees at the underlying Master Portfolio level.

Financial Highlights

For the years ended:

	Transamerica Asset Allocation - Intermediate Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$8.21	$11.45	$12.09	$12.10	$12.16

Investment Operations
From net investment income(a)	0.20	0.34	0.39	0.37	0.32
From net realized and unrealized gain (loss) on investments	1.51	(3.20)	0.28	0.68	0.18

Total from investment operations	1.71	(2.86)	0.67	1.05	0.50

Distributions
Net investment income	(0.21)	(0.35)	(0.40)	(0.38)	(0.31)
Net realized gains on investments	—	(0.03)	(0.91)	(0.68)	(0.25)

Return of capital(c)	(0.02)	— (b)	—	— (b)	—

Total distributions	(0.23)	(0.38)	(1.31)	(1.06)	(0.56)

Net Asset Value
End of year	$9.69	$8.21	$11.45	$12.09	$12.10

Total Return	21.08%	(25.50%)	5.56%	8.81%	4.17%

Net Assets End of Year	$331,390	$342,764	$646,975	$676,164	$646,030

Ratios and Supplemental Data
Expenses to average net assets(d)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income, to average net assets	2.31%	3.35%	3.07%	3.01%	2.72%
Portfolio turnover rate	42%	126%	39%	70%	54%

(1)	Per share data reflects a reverse stock of 0.9546197 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(d)	Ratios exclude expenses incurred by the underlying investments in Funds Group.

Financial Highlights

For the years ended:

	Transamerica Asset Allocation - Intermediate/Long Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$7.68	$12.54	$13.47	$13.15	$12.83

Investment Operations
From net investment income(a)	0.13	0.29	0.37	0.34	0.29
From net realized and unrealized gain (loss) on investments	1.65	(4.35)	0.34	1.02	0.38

Total from investment operations	1.78	(4.06)	0.71	1.36	0.67

Distributions
Net investment income	(0.13)	(0.30)	(0.39)	(0.35)	(0.29)
Net realized gains on investments	—	(0.33)	(1.25)	(0.69)	(0.06)
Return of capital(b)	(0.02)	(0.17)	—	—	—

Total distributions	(0.15)	(0.80)	(1.64)	(1.04)	(0.35)

Net Asset Value
End of year	$9.31	$7.68	$12.54	$13.47	$13.15

Total Return	23.51%	(32.84%)	5.27%	10.56%	5.29%

Net Assets End of Year	$314,575	$316,975	$620,980	$661,319	$643,127

Ratios and Supplemental Data
Expenses to average net assets(c)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income, to average net assets	1.55%	2.65%	2.64%	2.54%	2.23%
Portfolio turnover rate	38%	121%	33%	59%	46%

(1)	Per share data reflects a reverse stock of 0.9370055 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(c)	Ratios exclude expenses incurred by the underlying investments in Funds Group.

Financial Highlights

For the years ended:

	Transamerica Asset Allocation - Long Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$6.29	$11.12	$12.18	$11.78	$11.34

Investment Operations
From net investment income(a)	0.05	0.18	0.30	0.26	0.22
From net realized and unrealized gain (loss) on investments	1.52	(4.55)	0.33	1.18	0.52

Total from investment operations	1.57	(4.37)	0.63	1.44	0.74

Distributions
Net investment income	(0.05)	(0.19)	(0.30)	(0.26)	(0.22)
Net realized gains on investments	—	(0.15)	(1.39)	(0.78)	(0.08)
Return of capital(b)	(0.03)	(0.12)	—	—	—

Total distributions	(0.08)	(0.46)	(1.69)	(1.04)	(0.30)

Net Asset Value
End of year	$7.78	$6.29	$11.12	$12.18	$11.78

Total Return	25.19%	(39.60%)	5.31%	12.32%	6.52%

Net Assets End of Year	$201,974	$192,879	$397,773	$405,014	$395,718

Ratios and Supplemental Data
Expenses to average net assets(c)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income, to average net assets	0.81%	1.96%	2.27%	2.10%	1.91%
Portfolio turnover rate	29%	105%	32%	76%	47%

(1)	Per share data reflects a reverse stock split of 0.9176237 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(c)	Ratios exclude expenses incurred by the underlying investments in Funds Group.

Financial Highlights

For the years ended:

	Transamerica Asset Allocation - Short Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$9.28	$10.77	$10.79	$10.77	$10.96

Investment Operations
From net investment income(a)	0.39	0.49	0.43	0.41	0.36
From net realized and unrealized gain (loss) on investments	1.11	(1.46)	0.10	0.12	(0.11)

Total from investment operations	1.50	(0.97)	0.53	0.53	0.25

Distributions
Net investment income	(0.40)	(0.51)	(0.44)	(0.42)	(0.37)
Net realized gains on investments	—	(0.01)	(0.11)	(0.09)	(0.07)
Return of capital(c)	(0.01)	— (b)	—	— (b)	—

Total distributions	(0.41)	(0.52)	(0.55)	(0.51)	(0.44)

Net Asset Value
End of year	$10.37	$9.28	$10.77	$10.79	$10.77

Total Return	16.45%	(9.33%)	5.10%	5.03%	2.28%

Net Assets End of Year	$94,529	$106,416	$147,307	$155,014	$164,513

Ratios and Supplemental Data
Expenses to average net assets(d)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income, to average net assets	3.97%	4.80%	3.98%	3.86%	3.36%
Portfolio turnover rate	39%	124%	32%	59%	57%

(1)	Per share data reflects a reverse stock split of 0.9908908 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(d)	Ratios exclude expenses incurred by the underlying investments in Funds Group.

Financial Highlights

For the years ended:

	Transamerica Asset Allocation - Short/Intermediate Horizon

	December 31, 2009	December 31, 2008	December 31, 2007(1)	December 31, 2006(1)	December 31, 2005(1)

Net Asset Value
Beginning of year	$7.78	$9.92	$10.16	$10.12	$10.23

Investment Operations
From net investment income(a)	0.26	0.37	0.37	0.35	0.31
From net realized and unrealized gain (loss) on investments	1.21	(2.11)	0.14	0.33	0.02

Total from investment operations	1.47	(1.74)	0.51	0.68	0.33

Distributions
Net investment income	(0.27)	(0.38)	(0.37)	(0.36)	(0.31)
Net realized gains on investments	—	(0.02)	(0.38)	(0.28)	(0.13)
Return of capital(c)	(0.01)	— (b)	—	—	—

Total distributions	(0.28)	(0.40)	(0.75)	(0.64)	(0.44)

Net Asset Value
End of year	$8.97	$7.78	$9.92	$10.16	$10.12

Total Return	19.18%	(17.96%)	5.11%	6.86%	3.23%

Net Assets End of Year	$89,297	$97,572	$159,655	$162,538	$165,746

Ratios and Supplemental Data
Expenses to average net assets(d)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income, to average net assets	3.12%	4.03%	3.53%	3.43%	3.05%
Portfolio turnover rate	39%	123%	33%	57%	60%

(1)	Per share data reflects a reverse stock split of 0.9730923 shares for each share outstanding.

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(d)	Ratios exclude expenses incurred by the underlying investments in Funds Group.

ASSET ALLOCATION FUNDS

As described in the prospectus, under normal market conditions the assets of each Asset Allocation Fund are invested in Bond, Stock, and Money Market Funds approximately as follows:

	Long-Term Expected Average Allocations
	Bond Funds	Stock Funds	Money Market Fund
Short Horizon	88%	10%	2%
Short/Intermediate Horizon	68%	30%	2%
Intermediate Horizon	48%	50%	2%
Intermediate/Long Horizon	28%	70%	2%
Long Horizon	8%	90%	2%

Transamerica Asset Management, Inc. (“TAM”) selects the underlying Funds and the relative amounts to be invested in them. The Bond Funds reflect a mix of short-term bonds, intermediate-term bonds, and high yield bonds. The Stock Funds reflect a mix of large, mid, and small cap domestic stocks as well as international stocks.

Currently, TAM seeks to allocate an Asset Allocation Fund’s bond investments among sub-asset classes according to the following target percentages, under normal market conditions:

Sub-Asset Class	Potential Asset Allocation Range	Underlying Funds Available
Intermediate-term bonds	55 - 90%	Core Bond Fund
Inflation-Protected Securities Fund
Short-term bonds	0 - 25%	High Quality Bond Fund
High-yield bonds	0 - 20%	High Yield Bond Fund

Currently, TAM seeks to allocate an Asset Allocation Fund’s stock investments among sub-asset classes according to the following target percentages, under normal market conditions:

Sub-Asset Class	Potential Asset Allocation Range	Underlying Funds Available
Large cap stocks	35 - 70%	Stock Index Fund
Large Core Fund
Large Value Fund
Large Growth Fund
Small and mid cap stocks	10 - 40%	Mid Growth Fund
Mid Value Fund
Small Value Fund
Small Core Fund
Small Growth Fund
International stocks	10 - 40%	International Equity Fund

In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the Funds. Under normal circumstances each Asset Allocation Fund invests in the Money Market Fund in minimal amounts for cash management and liquidity purposes. However, TAM may allocate the assets of each Asset Allocation Fund without limit to the Money Market Fund in attempting to respond to adverse market, political or other conditions or to process a large purchase or redemption within an Asset Allocation Fund.

The Asset Allocation Funds are not required to invest in all of the underlying funds available, nor are they required to invest in any particular underlying Fund. TAM may change the overall asset allocations between Bond and Stock Funds at any time to reflect its current strategy for asset allocation, and also may change the relative amounts invested in a particular sub-asset class, at any time. From time to time, TAM may select new or different underlying Funds than those listed in this Appendix A, without prior approval or notice to shareholders.

Notice of Privacy Policy

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.

Transamerica Partners Funds
P.O. Box 9012
Clearwater, FL 33758-9012
Customer Service: 1-888-233-4339

Shareholder inquiries and transaction requests should be mailed to:
Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated May 1, 2010, and in the annual and semi-annual reports to shareholders. The Statement of Additional Information is incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission (“SEC”). Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549-0102. Reports and other information about the funds are also available on the SEC’s Internet site at http://www.sec.gov.

To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about these funds, call or write to Transamerica Partners Funds at the phone number or address above or visit Transamerica Partners Funds’ website at www.transamericafunds.com. In the Transamerica Partners Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.

The Investment Company Act File Numbers for Transamerica Partners Funds Group and Transamerica Asset Allocation Funds are 811-07674 and 811-07495.

TRANSAMERICA PARTNERS FUNDS GROUP
TRANSAMERICA ASSET ALLOCATION FUNDS
TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP
TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2010
570 Carillon Parkway
St. Petersburg, Florida 33716
Customer Service (888) 233-4339 (toll free)

Funds	Ticker Symbols
Transamerica Partners Balanced	DVIBX
Transamerica Partners Core Bond	DVGCX
Transamerica Partners High Quality Bond	DVHQX
Transamerica Partners High Yield Bond	DVHYX
Transamerica Partners Inflation-Protected Securities	DVIGX
Transamerica Partners International Equity	DVIEX
Transamerica Partners Large Core	DVGIX
Transamerica Partners Large Growth	DVEGX
Transamerica Partners Large Value	DVEIX
Transamerica Partners Mid Growth	DVMGX
Transamerica Partners Mid Value	DVMVX
Transamerica Partners Money Market	DVMKX
Transamerica Partners Small Core	DVPEX
Transamerica Partners Small Growth	DVSGX
Transamerica Partners Small Value	DVSVX
Transamerica Partners Stock Index	DSKIX
Transamerica Asset Allocation – Intermediate Horizon	DVMSX
Transamerica Asset Allocation – Intermediate/Long Horizon	DVASX
Transamerica Asset Allocation – Long Horizon	DVLSX
Transamerica Asset Allocation – Short Horizon	DVCSX
Transamerica Asset Allocation – Short/Intermediate Horizon	DVSIX

Transamerica Partners Institutional Balanced	DIBFX
Transamerica Partners Institutional Core Bond	DICBX
Transamerica Partners Institutional High Quality Bond	DIHQX
Transamerica Partners Institutional High Yield Bond	DIHYX
Transamerica Partners Institutional Inflation-Protected Securities	DIIGX
Transamerica Partners Institutional International Equity	DIIEX
Transamerica Partners Institutional Large Core	DIGIX
Transamerica Partners Institutional Large Growth	DIEGX
Transamerica Partners Institutional Large Value	DIVIX
Transamerica Partners Institutional Mid Growth	DIMGX
Transamerica Partners Institutional Mid Value	DIMVX
Transamerica Partners Institutional Money Market	DFINX
Transamerica Partners Institutional Small Core	DISEX
Transamerica Partners Institutional Small Growth	DISGX
Transamerica Partners Institutional Small Value	DIVSX
Transamerica Partners Institutional Stock Index	DISFX
Transamerica Institutional Asset Allocation – Intermediate Horizon	DIIHX
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	DILHX
Transamerica Institutional Asset Allocation – Long Horizon	DILSX
Transamerica Institutional Asset Allocation – Short Horizon	DISHX
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	DIHSX

This Statement of Additional Information (“SAI”) sets forth information which may be of interest to investors but which is not necessarily included in the separate Prospectuses dated May 1, 2010, each as supplemented from time to time (each, a “Prospectus”), for the funds. The SAI is incorporated by reference into each Prospectus. This SAI should be read only in conjunction with a

Prospectus, a copy of which may be obtained by an investor without charge. To obtain a Prospectus free of charge, please contact Transamerica Fund Services, Inc. at the address and telephone number listed on the next page.

The annual and semi-annual reports to investors contain additional information about the funds’ investments and may be obtained free of charge by calling 1-888-233-4339. The annual reports contain financial statements that are incorporated herein by reference.

This SAI is NOT a Prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a Prospectus.

Transamerica Partners Funds Group
Transamerica Partners Institutional Funds Group
Transamerica Asset Allocation Funds
Transamerica Institutional Asset Allocation Funds
570 Carillon Parkway
St. Petersburg, Florida 33716
1-888-233-4339

Transamerica Partners Funds Group is a Massachusetts business trust whose shares currently are divided into separate series of shares, or funds. Each of the Transamerica Partners Balanced, Transamerica Partners Core Bond, Transamerica Partners High Quality Bond, Transamerica Partners High Yield Bond, Transamerica Partners Inflation-Protected Securities, Transamerica Partners International Equity, Transamerica Partners Large Core, Transamerica Partners Large Growth, Transamerica Partners Large Value, Transamerica Partners Mid Growth, Transamerica Partners Mid Value, Transamerica Partners Money Market, Transamerica Partners Small Core, Transamerica Partners Small Growth, Transamerica Partners Small Value, Transamerica Partners Stock Index, and each of the Transamerica Institutional Asset Allocation Funds, is a series of Transamerica Partners Funds Group. Transamerica Partners Funds Group II is a Massachusetts business trust whose shares currently are divided into separate series of shares, or funds. Each of the Transamerica Partners Institutional Balanced, Transamerica Partners Institutional Core Bond, Transamerica Partners Institutional High Quality Bond, Transamerica Partners Institutional High Yield Bond, Transamerica Partners Institutional Inflation-Protected Securities, Transamerica Partners Institutional International Equity, Transamerica Partners Institutional Large Core, Transamerica Partners Institutional Large Growth, Transamerica Partners Institutional Large Value, Transamerica Partners Institutional Mid Growth, Transamerica Partners Institutional Mid Value, Transamerica Partners Institutional Money Market, Transamerica Partners Institutional Small Core, Transamerica Partners Institutional Small Growth, Transamerica Partners Institutional Small Value, Transamerica Partners Institutional Stock Index and each of the Transamerica Asset Allocation Funds, is a series of Transamerica Partners Funds Group II. Currently, 21 funds are series of Transamerica Partners Funds Group and 21 funds are series of Transamerica Partners Funds Group II. This SAI relates to the shares of each fund listed on the first page hereof and includes information which may be of interest to shareholders but which is not necessarily included in each fund’s Prospectus.

The Trusts

Each of Transamerica Partners Funds Group (the “Transamerica Partners Trust”) and Transamerica Partners Funds Group II (the “Transamerica Partners Institutional Trust” each a “Trust” and, together with the Transamerica Partners Trust, the “Trusts”) is a diversified, open-end management investment company. Transamerica Partners Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 23, 1993.

Shares of the Transamerica Partners Trust are divided into separate series described herein; currently there are 21 series. Transamerica Partners Institutional Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on January 5, 1996. Shares of the Transamerica Partners Institutional Trust are divided into separate series described herein; currently, there are 21 series. Each of the Trusts may create additional series from time to time.

Each of the Transamerica Partners Money Market, Bond, Balanced and Stock Funds and each of the Transamerica Partners Institutional Money Market, Bond, Balanced and Stock Funds seeks its investment objective by investing all of its assets in an underlying portfolio having the same investment objectives and policies as the applicable Transamerica Partners Fund and Transamerica Partners Institutional Fund. The funds and their corresponding portfolios are set forth below:

Fund	Portfolio
Transamerica Partners Balanced and Transamerica Partners Institutional Balanced	Balanced Portfolio
Transamerica Partners Core Bond and Transamerica Partners Institutional Core Bond	Core Bond Portfolio
Transamerica Partners High Quality Bond and Transamerica Partners Institutional High Quality Bond	High Quality Bond Portfolio
Transamerica Partners High Yield Bond and Transamerica Partners Institutional High Yield Bond	High Yield Bond Portfolio
Transamerica Partners Inflation-Protected Securities and Transamerica Partners Institutional Inflation-Protected Securities	Inflation-Protected Securities Portfolio
Transamerica Partners International Equity and Transamerica Partners Institutional International Equity	International Equity Portfolio
Transamerica Partners Large Core and Transamerica Partners Institutional Large Core	Large Core Portfolio
Transamerica Partners Large Growth and Transamerica Partners Institutional Large Growth	Large Growth Portfolio
Transamerica Partners Large Value and Transamerica Partners Institutional Large Value	Large Value Portfolio
Transamerica Partners Mid Growth and Transamerica Partners Institutional Mid Growth	Mid Growth Portfolio
Transamerica Partners Mid Value and Transamerica Partners Institutional Mid Value	Mid Value Portfolio
Transamerica Partners Money Market and Transamerica Partners Institutional Money Market	Money Market Portfolio
Transamerica Partners Small Core and Transamerica Partners Institutional Small Core	Small Core Portfolio
Transamerica Partners Small Growth and Transamerica Partners Institutional Small Growth	Small Growth Portfolio
Transamerica Partners Small Value and Transamerica Partners Institutional Small Value	Small Value Portfolio
Transamerica Partners Stock Index and Transamerica Partners Institutional Stock Index	S&P 500 Stock Master Portfolio (formerly, S&P 500 Index Master Portfolio)

All references in this SAI to one of these funds include the fund’s underlying portfolio, unless otherwise noted. Each of the Asset Allocation Funds seeks its investment objective by investing in a combination of the Money Market, Bond and Stock Funds.

Each of the portfolios (except the S&P 500 Stock Master Portfolio (formerly, S&P 500 Index Master Portfolio)) is a series of Transamerica Partners Portfolios. The S&P 500 Stock Master Portfolio(1) is a series of Master Investment Portfolio. Transamerica Partners Portfolios and Master Investment Portfolio are referred to as the “Portfolio Trusts”.

2

Transamerica Asset Management, Inc. (“TAM”) is the investment adviser of each fund and each portfolio (except the S&P 500 Stock Master Portfolio). BlackRock Fund Advisors (“BFA”) is the investment adviser of the S&P 500 Stock Master Portfolio.

TAM delegates the daily management of each portfolio of which it is the investment adviser to one or more Sub-Advisers. TAM supervises and monitors the Sub-Advisers. The Sub-Advisers are as follows:

Portfolio	Sub-Adviser
Balanced Portfolio	Goldman Sachs Asset Management, L.P.
Western Asset Management Company
Western Asset Management Company Limited
Core Bond Portfolio	BlackRock Financial Management, Inc.
High Quality Bond Portfolio	Merganser Capital Management, Inc.
High Yield Bond Portfolio	Eaton Vance Management
Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
International Equity Portfolio	Thornburg Investment Management, Inc.
Large Core Portfolio	Aronson+Johnson+Ortiz, LP
Large Growth Portfolio	Jennison Associates LLC
OFI Institutional Asset Management, Inc.
Wellington Management Company, LLP
Large Value Portfolio	Aronson+Johnson+Ortiz, LP
Mid Growth Portfolio	Columbus Circle Investors
Mid Value Portfolio	Cramer, Rosenthal, McGlynn, LLC
J.P. Morgan Investment Management Inc.
Money Market Portfolio	GE Asset Management, Incorporated
Small Core Portfolio	Fort Washington Investment Advisors, Inc.
Invesco Advisers, Inc.
Wellington Management Company, LLP
Small Growth Portfolio	Perimeter Capital Partners, LLC
Small Value Portfolio	Mesirow Financial Investment Management, Inc.

(1)

Standard & Poor’s does not sponsor the S&P 500 Stock Master Portfolio, nor is it affiliated in any way with the portfolio, BlackRock Fund Advisors or the S&P 500 Stock Master Portfolio. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “Standard & Poor’s 500®” are trademarks of McGraw-Hill, Inc. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in S&P 500 Stock Master Portfolio.

Investment Objectives, Policies and Associated Risk Factors
Investment Objectives

The investment objective of each fund is described in the Prospectus for that fund. There can, of course, be no assurance that a fund will achieve its investment objective. Each fund’s investment objective may be changed by the fund’s Board of Trustees without shareholder approval.

Investment Policies

The following supplements the discussion of the various investment strategies and techniques employed by the funds as set forth in the Prospectuses.

The Stock Index Funds, while not prohibited from investing in the various types of securities described below or utilizing the investment techniques described below, will invest primarily in the stocks that make up the Standard & Poor’s 500 Stock Index (the “S&P 500 Index”), money market and other short-term instruments and S&P 500 Index futures.

Recent Market Events Relating to Income-Producing and Other Securities

The fixed-income markets are experiencing a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage- and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money

3

markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals adversely affect the funds. More information appears below.

Bank Obligations

Bank obligations include certificates of deposit, time deposits (including Eurodollar time deposits) and bankers’ acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. The funds have established certain minimum credit quality standards for bank obligations in which they invest.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, most state banks are insured by the FDIC (although such insurance may not be of material benefit to a fund, depending upon the principal amount of bank obligations of each held by the fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to risks that are different from or are in addition to those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (a) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

U.S. Government and Agency Securities

Examples of the types of U.S. government securities that a fund may hold include direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”). STRIPS are sold as zero coupon securities. These securities are usually

4

structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See “Zero Coupon Obligations” below for more information.

U.S. Treasury securities differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Certain federal agencies such as the Government National Mortgage Association (“GNMA”) have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. government has historically provided financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

In addition, obligations guaranteed by U.S. government agencies or government-sponsored entities include issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. In the case of obligations not backed by the full faith and credit of the United States, a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

Exchange Rate-Related U.S. Government Securities. To the extent permitted by a fund’s investment policies, a fund may invest in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange Rate-Related Securities”). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by a sub-adviser at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by a fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

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Collateralized Mortgage Obligations

A fund may invest a portion of its assets in collateralized mortgage obligations or “CMOs,” which are debt obligations collateralized by mortgage loans or mortgage pass-through securities (such collateral referred to collectively as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities.

Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security).

A fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

Mortgage-Backed Securities

A fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in “pools” of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage-backed securities are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to a fund may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as that of other fixed-income securities. In the event of an increase in interest rates which results in a decline in mortgage prepayments, the anticipated maturity of mortgage-backed securities held by a fund may increase, effectively changing a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. A fund’s yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. For these and other reasons, a mortgage-related security’s average maturity may be shorted or lengthened as a result of interest rate fluctuations; and, therefore, it is not possible to predict accurately the security’s return.

Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (such as the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation, (“FHLMC”) which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations). The U.S. government has provided recent financial support to FNMA and FHLMC, but there can be no assurances that it will support these or other government-sponsored entities in the future. Mortgage-backed securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage-backed securities may be supported by various forms of insurance or guarantees.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage-backed securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal

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payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, a fund could experience losses in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. If mortgage-backed securities or asset-backed securities are bought at a discount, however, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

The principal governmental guarantor of mortgage-backed securities is GNMA. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Veterans Administration (“VA”) guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for FHLMC’s national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. Unlike mortgage-backed securities issued or guaranteed by the U.S. Government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a special purpose vehicle in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “over-collateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. A fund may also buy mortgage-related securities without insurance or guarantees.

If a fund purchases subordinated mortgage-backed securities, the payments of principal and interest on the fund’s subordinated securities generally will be made only after payments are made to the holders of securities senior to the fund’s securities. Therefore, if there are defaults on the underlying mortgage loans, a fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss. Privately issued mortgage-backed securities are not traded on an exchange; and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors.

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Without an active trading market, mortgage-backed securities held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turn-down, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties. Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution unaffiliated with the entities issuing the securities. Assets which, to date, have been used to back asset-backed securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements. Other types of asset-backed securities include those that represent interest in pools of corporate bonds (such as collateralized bond obligations or “CBOs”), bank loans (such as collateralized loan obligations or “CLOs”) and other debt obligations (such as collateralized debt obligations or “CDOs”).

Asset-backed security values may also be affected by factors such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originators of the underlying loans or receivables, or the entities providing credit enhancement (if any), or the exhaustion of any credit enhancement. The risks of investing in asset-backed securities ultimately depend upon the payment of the consumer loans by the individual borrowers. In its capacity as purchaser of an asset-backed security, a fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may experience delays in payments or losses if the full amounts due on underlying assets are not realized. Asset-backed securities may also present certain additional risks related to the particular type of collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Asset-backed securities are also subject to prepayment risk, which may shorten the weighted average life of such securities and may lower their return. In addition, asset backed securities are subject to the same types of risks relating to the issuer’s underlying assets as are mortgage-backed securities.

A fund may purchase commercial paper, including asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt

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security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However, there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral, and a fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Asset-backed securities are relatively new and untested instruments and may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to a fund. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities which may result in a fund’s experiencing difficulty in valuing asset-backed securities.

Variable Rate and Floating Rate Securities

The funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice. Variable rate demand notes include master demand notes which are obligations that permit a fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. Frequently, such obligations are backed by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and a fund may invest in obligations which are not so rated only if the fund’s sub-adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the fund may invest. The applicable sub-adviser, on behalf of a fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the fund. The funds will not invest more than 15% (10% in the case of the Money Market Funds, but 5% from and after May 28, 2010) of the value of their net assets in floating or variable rate demand obligations as to which they cannot exercise the demand feature on not more than seven days’ notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See “Illiquid Securities” below.

Participation Interests

A fund may purchase from financial institutions participation interests in securities in which such fund may invest. A participation interest gives a fund an undivided interest in the security in the proportion that the fund’s participation interest bears

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to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated participation interests, the fund’s sub-adviser must have determined that the instrument is of comparable quality to those instruments in which a fund may invest. For certain participation interests, a fund will have the right to demand payment, on not more than seven days’ notice, for all or any part of the fund’s participation interest in the security, plus accrued interest. As to these instruments, a fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. A fund will not invest more than 15% (10% in the case of each Money Market Fund, but 5% from and after May 28, 2010) of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See “Illiquid Securities” below.

Illiquid Securities

Each fund may invest up to 15% (10% for each Money Market Fund, but 5% from and after May 28, 2010) of its net assets in illiquid securities, including restricted securities that are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. The absence of a trading market can make it difficult to ascertain a market value for these investments. In addition, limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Rule 144A under the 1933 Act allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

The applicable sub-adviser will monitor the liquidity of Rule 144A securities for each fund under the supervision of the applicable portfolio Trust’s or Trust’s Board of Trustees. In reaching liquidity decisions, the sub-adviser will consider, among other things, the following factors: (a) the frequency of trades and quotes for the security, (b) the number of dealers and other potential purchasers wishing to purchase or sell the security, (c) dealer undertakings to make a market in the security and (d) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The liquidity of Rule 144A securities could be impaired if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

Unsecured Promissory Notes

A fund also may purchase unsecured promissory notes (“Notes”) which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the fund’s investment objective. The Notes purchased by the fund will have remaining maturities of 13 months or less. The fund will invest no more than 15% (10% in the case of each Money Market Fund, but 5% from and after May 28, 2010) of its net assets in such Notes and in other securities that are not

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readily marketable (which securities would include floating and variable rate demand obligations as to which the fund cannot exercise the demand feature described above and as to which there is no secondary market). See “Illiquid Securities” above.

Repurchase Agreements

Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or government agency issues. Under the Investment Company Act of 1940, as amended (the “1940 Act”), repurchase agreements may be considered to be loans by the buyer. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred. If the seller defaults, the underlying security constitutes collateral for the seller’s obligation to pay. Repurchase agreements involve certain risks in the event of a default or insolvency of the other party, including possible delays or restrictions upon the fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. All repurchase agreements entered into by the funds are fully collateralized, with such collateral being marked to market daily.

The funds may, together with other registered investment companies managed by the funds’ sub-advisers or their affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements, including tri-party subcustody repurchase arrangements.

Reverse Repurchase Agreements and Other Borrowings

The funds may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, but not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a “reverse repurchase agreement”). At the time a fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. The segregation of assets could impair the fund’s ability to meet its current obligations or impede investment management if a large portion of the fund’s assets are involved. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, any fluctuations in the market value of either the securities the fund is committed to repurchase from the other party or any securities in which the proceeds are invested would affect the market value of the fund’s assets. In addition, if a fund is not able to reinvest the proceeds of the agreement at a rate equal to or higher than the rate that it is obligated to pay under the reverse repurchase agreement, engaging in the agreement will lower the fund’s income.

Although a reverse repurchase agreement receives special treatment in the event of the bankruptcy or insolvency of one of the parties, there still may be delays and costs involved in a fund’s exercising its rights under the agreement.

Borrowing may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure. A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the portfolio managers’ strategy and the ability of the fund to comply with certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”), in order to provide pass through tax treatment to shareholders. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares.

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Foreign Securities — All Funds

The funds may invest their assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. The less liquid a market, the more difficult it may be for a fund to price its portfolio securities accurately or to dispose of such securities at the times determined by a sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a fund’s operations require cash, such as in order to meet redemptions and to pay its expenses. Foreign security trading practices, including those involving securities settlement where a fund’s assets may be released prior to receipt of payment, may expose a fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.

A fund may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to the fund’s investments in such countries. These taxes will reduce the return achieved by the fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.

Additionally, the operating expenses of a fund making such investment can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the costs of investing in foreign securities are higher than the costs of investing exclusively in U.S. securities. Custodian services and other costs such as valuation costs and communication costs relating to investment in international securities markets generally are more expensive than in the United States.

Money Market Funds

Each Money Market Fund may invest in the following foreign securities: (a) U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks (such as Eurodollar CDs, which are U.S. dollar-denominated CDs issued by branches of foreign and domestic banks located outside the United States; Eurodollar TDs (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank; and Canadian TDs, which are essentially the same as ETDs except they are issued by branches of major Canadian banks); (b) high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations (including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian subsidiary of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer); and (c) U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the fund’s sub-adviser to be of comparable quality to the other obligations in which the Money Market Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

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Funds other than the Money Market Funds

Not more than 5% of a fund’s assets may be invested in closed-end investment companies which primarily hold foreign securities. Investments in such companies entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other forms of depositary receipts for securities of foreign issuers provide an alternative method for a fund to make foreign investments. These securities are not denominated in the same currency as the securities into which they may be converted and fluctuate in value based on the underlying security. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts evidencing a similar arrangement.

The funds may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

The funds may invest in securities of emerging market countries. Emerging markets countries may include, without limitation, any country which, at the time of investment, is categorized by the World Bank in its annual categorization as middle- or low-income. These securities may be U.S. dollar denominated or non-U.S. dollar denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations (including dollar and non-dollar denominated) and other debt securities of foreign corporate issuers; and (d) non-dollar denominated debt obligations of U.S. corporate issuers. A fund may also invest in securities denominated in currencies of emerging market countries. There is no minimum rating criteria for a fund’s investments in such securities.

Emerging markets and certain other non-U.S. countries may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a fund’s investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies, securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

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Forward Foreign Currency Exchange Contracts

Forward currency exchange contracts may be entered into for each fund for the purchase or sale of foreign currency to hedge against adverse rate changes or otherwise to achieve the fund’s investment objectives. A currency exchange contract allows a definite price in dollars to be fixed for securities of foreign issuers that have been purchased or sold (but not settled) for the fund.

Because some funds may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the funds from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by a fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are effected in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the fund’s securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The funds may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position.

Each fund may also enter into proxy hedges and cross hedges. In a proxy hedge, which generally is less costly than a direct hedge, a fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A fund may enter into a cross hedge if a particular currency is expected to decrease against another currency. The fund would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount equal to some or all of the fund’s holdings denominated in the currency sold.

Entering into exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

The funds (other than the International Equity Fund) will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the funds may do so when their sub-advisers determine that the transactions would be in a fund’s best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the Commodity Futures Trading Commission (“CFTC”), the CFTC may in the future assert authority to regulate forward contracts. In such event a fund’s ability to utilize forward contracts for the fund may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a fund’s foreign currency denominated portfolio securities and the use of such techniques will subject the fund to certain risks.

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Even if a hedge is generally successful, the matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a fund’s ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to a fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which the fund’s assets that are the subject of such cross-hedges are denominated.

Secondary markets generally do not exist for forward currency exchange contracts, with the result that closing transactions generally can be made for forward currency exchange contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency exchange contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency exchange contract at any time prior to maturity, if at all. In either event, a fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain the required cover.

Guaranteed Investment Contracts

The funds may invest in guaranteed investment contracts (“GICs”) issued by insurance companies. Pursuant to such contracts, a fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment and, together with other instruments in a fund which are not readily marketable, will not exceed 15% (10% in the case of each Money Market Fund, but 5% from and after May 28, 2010) of the fund’s net assets. The term of a GIC will be 13 months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

When-issued Securities

Forward commitments or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of commitment and the delivery and payment ordinarily takes place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the buyer before settlement. The securities are subject to market fluctuation due to changes in market interest rates; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities.

It is expected that, under normal circumstances, the funds would take delivery of such securities. When a fund commits to purchase a security on a “when-issued” or on a “forward delivery” basis, the fund establishes procedures consistent with the relevant policies of the SEC. Since those policies currently require that an amount of a fund’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the funds expect always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, although the funds do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases and could also result in leverage. For example, a fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a fund determines it is advisable as a matter of investment strategy to sell the “when-issued” or “forward delivery” securities, the fund would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or less than the fund’s payment obligation).

Zero Coupon Obligations

A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally

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more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.

A fund may acquire zero coupon obligations when consistent with its investment objective and policies. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a fund may have to sell other securities to pay dividends based on such accrued income prior to maturity of the zero coupon obligation.

Futures Contracts and Options on Futures Contracts and Foreign Currencies — Funds other than the Money Market Funds

Futures Contracts. A fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. or foreign stocks, U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated “contract markets” by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA, modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

Purchases or sales of stock index futures contracts may be used to attempt to protect a fund’s current or intended stock investments from broad fluctuations in stock prices. For example, the fund may sell stock index futures contracts in anticipation of or during a decline in the market value of the fund’s securities. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the fund will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

At the same time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial deposit”). It is expected that the initial deposit would be approximately ½% to 5% of a contract’s face value. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial deposit, and initial deposit requirements might be increased generally in the future by regulatory action. Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required, since each day the fund would provide or receive cash that reflects any decline or increase in the contract’s value. Daily variation margin calls could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms may call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a fund will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of a fund which holds or intends to acquire fixed-income securities, is to attempt to protect the fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, a fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value

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of the debt securities owned by the fund. If interest rates did increase, the value of the debt security in a fund would decline, but the value of the futures contracts to the fund would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. The fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is generally more liquid than the cash market, the use of futures contracts as an investment technique allows a fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the fund could then buy debt securities on the cash market.

When a fund enters into futures contracts, the fund will establish a segregated account to cover the fund’s obligations with respect to such futures contracts. The assets in the account will consist of cash, offsetting derivatives or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rates or other trends by the applicable sub-adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. If the sub-advisers’ investment judgment about the general direction of interest rates is incorrect, a fund’s overall performance would be poorer than if it had not entered into any such contract. For example, if a fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a fund has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. The funds may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when a fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have

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occurred in the fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the fund intends to purchase. If a put or call option the fund has written is exercised, the fund will incur a loss which will be reduced by the amount of the premium it receives. In the case of a call option written by the fund, the loss is potentially unlimited. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the fund’s losses from options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

Futures transactions will be limited to the extent necessary to maintain the qualification of the funds as regulated investment companies. Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Association on behalf of the funds, the funds are not deemed to be “commodity pool operators” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

Options on Foreign Currencies. A fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, may be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the fund may purchase put options on the foreign currency. If the value of the currency does decline, a fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

A fund may write options on foreign currencies for the same types of hedging purposes. For example, where a fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Losses from the writing of call options are potentially unlimited. Accordingly, the funds intend that any call options on foreign currencies that they write (other than for cross-hedging purposes as described below) will be covered. A call option written on a foreign currency by a fund is “covered” if the fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of another foreign currency held in its portfolio. A call option is also covered if the fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash and liquid securities in a segregated account with its custodian.

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The funds may also write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by a fund in futures contracts, forward contracts and options on foreign currencies are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A fund’s ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (a) other complex foreign political and economic factors, (b) lesser availability than in the United States of data on which to make trading decisions, (c) delays in the fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (d) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (e) lesser trading volume.

The successful use of futures contracts, options on futures contracts and options on foreign currencies draws upon the applicable sub-adviser’s skill and experience with respect to such instruments. Should stock prices, interest or exchange rates move in an unexpected manner, a fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or foreign currencies or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts or foreign currencies and

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movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Options on Securities — Funds other than the Money Market Funds

The funds may write (sell) covered call and put options to a limited extent on their portfolio securities (“covered options”). However, a fund may forego the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the fund.

When a fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the “exercise price”) by exercising the option at any time during the option period. If the option expires unexercised, the fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which a fund has no control, the fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a fund forgoes, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the fund at the specified exercise price at any time during the option period. If the option expires unexercised, the fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which a fund has no control, the fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A fund will not write a call or a put option unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

A fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.” Where a fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a fund writes an option, an amount equal to the net premium received by the fund is included in the liability section of the fund’s Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.

A fund may purchase call and put options on any securities in which it may invest. A fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. A fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell a security, which may or may not be held in the fund’s portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the fund’s portfolio securities. Put options also may be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which the fund does not own. A fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the

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securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The funds may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the funds will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The applicable sub-adviser will monitor the creditworthiness of dealers with whom a fund enters into such options transactions under the general supervision of TAM and the applicable Board of Trustees.

Options on Securities Indices — Funds other than the Money Market Funds

In addition to options on securities, the funds may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under “Options on Securities.”

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the funds generally will only purchase or write such an option if the applicable sub-adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A fund will not purchase such options unless the applicable sub-adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the funds’ securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, a fund may be forced to liquidate portfolio securities to meet settlement obligations.

Swap Agreements — Funds other than the Money Market Funds

A fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a fund than if the fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

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Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If the fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if the fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. As there is not yet a fully-developed central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

A fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the fund thereunder. Swap agreements also entail the risk that the fund will not be able to meet its obligation to the counterparty. Generally, the fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the sub-adviser.

Whether a fund’s use of swap agreements will be successful in furthering its investment objective will depend on the sub-adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Other Investment Companies

Each of the funds may acquire securities of other investment companies, subject to the limitations of the 1940 Act. Each of the Transamerica Partners Money Market, Bond, Balanced and Stock Funds and each of the Transamerica Partners Institutional Money Market, Bond, Balanced and Stock Funds seeks its investment objective by investing all of its assets in an underlying portfolio having the same investment objectives and policies as the applicable Transamerica Partners Fund and Transamerica Partners Institutional Fund. In addition, each portfolio may acquire securities of other investment companies, subject to the limitations of the 1940 Act. Should a portfolio purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees.

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Securities of other investment companies that may be purchased by the portfolios include exchange-traded funds (“ETFs”). ETFs are typically structured as investment companies whose securities are traded over an exchange at their market price. ETFs generally represent a portfolio of securities designed to track a particular market index or other group of securities. A portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. There is also a risk that the general level of securities prices may decline, thereby adversely affecting the value of ETFs invested in by a portfolio. Moreover, a portfolio’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices or portfolios of securities to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Additionally, ETFs have management fees which increase their costs.

Investments in other investment companies are subject to the risks of the securities in which those investment companies invest.

Short Sales “Against the Box” — Funds other than the Money Market Funds

In a short sale, a fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale “against the box”.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a fund engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a fund maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the fund’s long position.

The funds will not engage in short sales against the box for investment purposes. A fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security). In such case, any future losses in a fund’s long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a fund owns. There are certain additional transaction costs associated with short sales against the box, but the funds endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

As a nonfundamental operating policy, it is not expected that more than 40% of a fund’s total assets would be involved in short sales against the box.

Real Estate Investment Trusts

Real Estate Investment Trusts (“REITs”) pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders or unitholders as least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily through rents and capital gains from appreciation realized through property sales. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Mortgage REITs are sensitive to the credit quality of the underlying borrowers and also to the risk that they may be unable to invest at attractive interest rates if the mortgages in which they invest are prepaid. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. The value of REITs may be affected by management skill, cash flow and tax and regulatory requirements. REITs are also subject to risks generally associated with investments in real estate. A fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

REITs may subject a fund to certain risks associated with the direct ownership of real estate. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating

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expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for or damages resulting from, environmental problems, or casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to risks associated with heavy cash flow dependency, potential default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.

REITs (especially Mortgage REITs) are also subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.

Dollar Rolls and TBA Securities

Each portfolio may enter into dollar roll transactions and purchase To Be Announced Securities (“TBAS”). Dollar rolls are transactions where a portfolio sells securities (usually mortgage-backed securities) with a commitment to buy similar, but not identical, securities on a future date at a lower price. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. A portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the portfolio is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. A portfolio could also be compensated through receipt of fee income. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements, which are discussed above.

TBAS are a type of delayed delivery transaction where the seller agrees to issue a security at a future date. The seller does not specify the particular securities to be delivered. Instead, the portfolio agrees to accept any security that meets specified terms.

Loans of Portfolio Securities

Each fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 102% (105% for foreign securities) of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the fund with respect to the loan is maintained with the fund. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the fund’s Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily; should the market value of the loaned securities increase, the borrower must furnish additional collateral. No fund enters into any portfolio security lending arrangements having a duration longer than one year. At the termination of a loan transaction, a fund has the obligation to return cash or collateral delivered by the borrower. A fund may experience losses on the collateral and may be required to liquidate other investments at inopportune times in order to return amounts to the borrower. In the event of the bankruptcy of the other party to a securities loan, the fund could experience delays in recovering either the securities lent or cash, possible capital losses, and even loss of rights in the collateral should a borrower fail financially. To the extent that, in the meantime, the value of the securities lent has increased or the value of the securities purchased has decreased, a fund could experience a loss. No fund will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by a fund are subject to termination at the fund’s or the borrower’s option. A fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker.

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Loans and Other Direct Indebtedness

A fund may purchase loans and other direct indebtedness, although the Stock Funds currently do not intend to make such investments. In purchasing a loan, a fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Loans may be secured or unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation.

These loans typically are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. The loans typically are made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting for itself and for others in the syndicate interest, principal and other amounts due, and for enforcing its and their other rights against the borrower. A fund’s investment in loans may be structured as a novation, pursuant to which the fund would assume all of the rights of the lending institution in a loan, or alternatively, as an assignment, pursuant to which the fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary. A fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services.

Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate the fund to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a fund to increase its investment in a company at a time when the fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other liquid securities in an amount sufficient to meet such commitments.

A fund’s ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which the fund will purchase, a fund’s sub-adviser will rely upon its own (and not the original lending institution’s) credit analysis of the borrower. A fund may purchase interests in loans where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Some loans may be in default at time of purchase. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

As a fund may be required to rely upon another lending institution to collect and pass on to the fund amounts payable with respect to the loan and to enforce the fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. In such cases, a fund may evaluate as well the creditworthiness of the lending institution and may treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the fund’s portfolio investments.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to a fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that, under emerging legal theories of lender liability, a fund could be held liable as a co-lender.

Interests in loans or other direct indebtedness are generally illiquid, and there is a limited trading market in these investments. Because there is no liquid market for commercial loans, the funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund’s ability to dispose of particular loans when necessary to meet redemptions of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In addition, the limited trading market can make it difficult to ascertain a market value for these investments.

Temporary Defensive Positions

At times a fund’s sub-adviser may judge that conditions in the securities markets make pursuing the fund’s principal investment strategy inconsistent with the best interest of its shareholders. At such times, a sub-adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the fund’s assets. In implementing these defensive strategies, a

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fund may invest without limit in high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term. During periods in which such strategies are used, the duration of a fund may diverge from the duration range for that fund disclosed in its prospectus (if applicable). It is impossible to predict when, or for how long, a fund will use these alternative strategies. As a result of using these alternative strategies, a fund may not pursue its investment objective.

Master Limited Partnerships

A fund may invest in Master Limited Partnership (“MLP”) units, which have limited control and voting rights, similar to those of a limited partner. An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns. MLPs may, for tax purposes, affect the character of the gain and loss realized by a fund and affect the holding period of a fund’s asset.

Certain Other Obligations

Each fund may invest in instruments other than those listed previously, provided such investments are consistent with the fund’s investment objective, policies and restrictions.

Rating Services

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the sub-advisers also make their own evaluations of these securities. After purchase by a fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event would require a fund to dispose of the obligation, but the applicable sub-adviser will consider such an event in its determination of whether the fund should continue to hold the obligation. A description of the ratings used herein and in the is set forth in Appendix C.

Except as stated otherwise, all investment policies and restrictions described herein are nonfundamental, and may be changed without prior shareholder approval.

INVESTMENT RESTRICTIONS

The “fundamental policies” of each fund and each portfolio may not be changed with respect to the fund or the portfolio without the approval of a “majority of the outstanding voting securities” of the fund or the portfolio, as the case may be. “Majority of the outstanding voting securities” under the 1940 Act and as used in this SAI and each Prospectus means, with respect to a fund (or a portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the fund (or of the total beneficial interests of the portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund (or of the total beneficial interests of the portfolio) are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund (or of the total beneficial interests of the portfolio).

Whenever a Money Market, Bond, Balanced or Stock Fund is requested to vote on a fundamental policy of a portfolio, the fund (except in limited circumstances as permitted by applicable rules and regulations) will either hold a meeting of its shareholders and cast its vote as instructed by shareholders, or otherwise vote in accordance with applicable law. Whenever an Asset Allocation Fund is requested to vote on a fundamental policy of an underlying fund, the Asset Allocation Fund will vote its shares in proportion to the vote of all shares of the underlying fund.

If a percentage or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in a fund’s or portfolio’s total assets or the value of a fund’s or portfolio’s securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant policy. There is no limit on the ability of a fund to make any type of investment or to invest in any type of security, except as expressly stated in the Prospectus or in this SAI or as imposed by law.

Funds and Portfolios (other than the S&P 500 Stock Master Portfolio)

Each fund or portfolio (other than the S&P 500 Stock Master Portfolio), as applicable has adopted the following fundamental policies and restrictions:

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1. The fund or portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2. The fund or portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3. The fund or portfolio may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, (the “Securities Act” or the “1933 Act”) except as permitted under the Securities Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the fund or portfolio may be deemed to be an underwriter within the meaning of the Securities Act, the fund or portfolio may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

4. The fund or portfolio may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the fund or portfolio may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the portfolio as a result of the ownership of securities.

5. The fund or portfolio may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6. The fund or portfolio may not “concentrate” its investments in a particular industry or group of industries (except those funds or portfolios listed below), except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities, except that (i) each of the Transamerica Partners Money Market Fund, Transamerica Partners Institutional Money Market Fund and Money Market Portfolio may invest without limitation in obligations issued by banks, and (ii) this restriction shall not apply with respect to Transamerica Partners Stock Index Fund or Transamerica Partners Institutional Stock Index Fund to any industry in which the S&P 500 Index (or any other index which the Stock Index Fund selects to track its performance) becomes concentrated to the extent that the Stock Index Fund likewise becomes concentrated.

7. The fund or portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund or portfolio to borrow money in amounts of up to one-third of its total assets from banks for any purpose, and to borrow up to 5% of the its total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires a fund or portfolio to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund or portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowing, and thus, subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s or portfolio’s shares to be more volatile than if the fund or portfolio did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s or portfolio’s holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund or portfolio may have to sell securities at a time and at a price that is unfavorable to it. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s or portfolio’s net investment income in any given period. The policy in (1) above will be interpreted to permit a fund or portfolio to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities

27

lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund or portfolio obligations that have a priority over the fund’s or portfolio’s shares with respect to the payment of dividends or the distribution of its assets. The 1940 Act prohibits a fund or portfolio from issuing senior securities except that a fund or portfolio may borrow money in amounts of up to one-third of its total assets from banks for any purpose. A fund or portfolio also may borrow up to 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund or portfolio can increase the speculative character of the fund’s or portfolio’s outstanding shares through leveraging. Leveraging of a fund’s or portfolio’s holdings through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s or portfolio’s net assets remain the same, the total risk to investors is increased to the extent of its gross assets. The policy in (2) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to underwriting set forth in (3) above, the 1940 Act does not prohibit a fund or portfolio from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund or portfolio to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s or portfolio’s underwriting commitments, when added to the value of the fund’s or portfolio’s investments in issuers where the fund or portfolio owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund or portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund or portfolio investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund or portfolio to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent a fund or portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund or portfolio may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to real estate set forth in (4) above, the 1940 Act does not prohibit a fund or portfolio from owning real estate; however, a fund or portfolio is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current staff position of the Securities and Exchange Commission (“SEC”) generally limits a fund’s or portfolio’s purchases of illiquid securities to 15% of net assets. The policy in (4) above will be interpreted not to prevent a fund or portfolio from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to the fundamental policy relating to lending set forth in (5) above, the 1940 Act does not prohibit a fund or portfolio from making loans; however, SEC staff interpretations currently prohibit a fund or portfolio from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements. A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans. While lending securities may be a source of income to a fund or portfolio, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the fund’s or portfolio’s manager or a sub-adviser believes the income justifies the attendant risks. A fund or portfolio also will be permitted by this policy to make loans of money, including to other funds. A fund or portfolio would have to obtain exemptive relief from the SEC to make loans to other funds or portfolios. The policy in (5) above will be interpreted not to prevent a fund or portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and

28

futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to concentration set forth in (6) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s or portfolio’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund or portfolio that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy in (6) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. The policy also will be interpreted to give broad authority to a fund or portfolio as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to commodities set forth in (7) above, the 1940 Act does not prohibit a fund or portfolio from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund or portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a fund’s or portfolio’s purchases of illiquid securities to 15% of net assets. If a fund or portfolio were to invest in a physical commodity or a physical commodity-related instrument, the fund or portfolio would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (7) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities.

The funds’ and portfolios’ fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Non-Fundamental Policies. Each fund (other than the Stock Index Funds) will not, as a matter of operating policy, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy does not prevent a fund from investing in securities of registered open-end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.

Each portfolio will not, as a matter of operating policy, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

These policies may be changed by the Board of Trustees of Transamerica Partners Portfolios or the Trusts.

Because of its investment objectives and policies, each Asset Allocation Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Asset Allocation Funds’ investment programs set forth in the Prospectus, each Asset Allocation Fund may invest more than 25% of its assets in certain of the Money Market, Bond and Stock Funds. However, each of the funds in which each Asset Allocation Fund will invest will not concentrate more than 25% of its total assets in any one industry (except that the Money Market Fund (through the Money Market Portfolio) reserves the right to concentrate 25% or more of its assets in obligations of domestic branches of domestic banks).

S&P 500 Stock Master Portfolio

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As a matter of fundamental policy, the S&P 500 Stock Master Portfolio may not:

(1) Purchase the securities of any single issuer if, as a result, with respect to 75% of the portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.

(2) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

(3) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(4) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

(5) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

(6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the portfolio shall not constitute an underwriting for purposes of this paragraph.

(7) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the portfolio’s investments in that industry would equal or exceed 25% of the current value of the portfolio’s total assets, provided that this restriction does not limit the portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities, and provided further that the portfolio reserves the right to concentrate in any industry in which the index that the portfolio tracks becomes concentrated to approximately the same degree during the same period.

(8) Purchase securities on margin, but the portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

Non-fundamental Policies. The S&P 500 Stock Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental:

(1) The portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the portfolio.

(2) The portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or

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contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) The portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

(4) The portfolio may not purchase interests, leases, or limited partnerships interests in oil, gas, or other mineral exploration or development programs.

The non-fundamental policies (1) through (4) may be changed by the Board of Trustees of the Master Investment Portfolio at any time.

Portfolio Transactions and Brokerage Commissions

Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when changes are appropriate. portfolio trading is engaged in for a fund if the applicable sub-adviser believes that a transaction net of costs (including custodian charges) will help achieve the fund’s investment objective.

A fund’s purchases and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the funds do not anticipate paying brokerage commissions in such transactions. BFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BFA.

Brokerage Transactions. Each fund’s advisers may use brokers or dealers for fund transactions who also provide brokerage and research services to the fund or other accounts over which the advisers exercise investment discretion. A fund, with the exception of the S&P 500 Stock Master Portfolio, may “pay up” for brokerage services, meaning that it is authorized to pay a broker or dealer who provides these brokerage and research services a commission for executing a portfolio transaction which is higher than the commission than may otherwise have been charged. However, a fund will “pay up” only if the applicable adviser determines in good faith that the higher commission is reasonable in relation to the brokerage and research services provided, viewed in terms of either the particular transaction or all of the accounts over which the adviser exercises investment discretion.

Investment decisions for a fund will be made independently from those for any other account or investment company that is or may in the future become managed by the fund’s sub-adviser or its affiliates. If, however, the fund and other investment companies or accounts managed by the sub-adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the fund or the size of the position obtainable for the fund. In addition, when purchases or sales of the same security for the fund and for other investment companies managed by the sub-advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The following portfolios paid the aggregate brokerage commissions indicated for the fiscal years noted below:

Balanced Portfolio

Fiscal year ended December 31, 2007:	$47,371
Fiscal year ended December 31, 2008:	$17,094
Fiscal year ended December 31, 2009:	$24,814

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Core Bond Portfolio

Fiscal year ended December 31, 2007:	$3,027
Fiscal year ended December 31, 2008:	$5,585
Fiscal year ended December 31, 2009:	$277,828

High Yield Bond Portfolio

Fiscal year ended December 31, 2007:	$2,936
Fiscal year ended December 31, 2008:	$1,750
Fiscal year ended December 31, 2009:	$318

Inflation-Protected Securities Portfolio

Fiscal year ended December 31, 2007:	$101
Fiscal year ended December 31, 2008:	$655
Fiscal year ended December 31, 2009:	$33,613

International Equity Portfolio

Fiscal year ended December 31, 2007:	$5,408,350
Fiscal year ended December 31, 2008:	$6,520,470
Fiscal year ended December 31, 2009:	$1,641,304

Large Core Portfolio

Fiscal year ended December 31, 2007:	$766,296
Fiscal year ended December 31, 2008:	$399,111
Fiscal year ended December 31, 2009:	$217,330

For the years ended December 31, 2007 and 2008, the Large Core Portfolio paid $30,979 and $11,323, respectively, in brokerage commissions to Goldman Sachs & Company, an affiliate of Goldman Sachs Asset Management, L.P.

For the years ended December 31, 2007 and 2008, the Large Core Portfolio paid $14,240 and $15,857, respectively, in brokerage commissions to Goldman Sachs Execution and Clearing, L.P., an affiliate of Goldman Sachs Asset Management, L.P.

Large Growth Portfolio

Fiscal year ended December 31, 2007:	$3,106,878
Fiscal year ended December 31, 2008:	$2,185,074
Fiscal year ended December 31, 2009:	$1,477,897

During the year ended December 31, 2009, the Large Growth Portfolio paid $14,200 in brokerage transactions to Oppenheimer and Co., an affiliate of OFI Institutional Asset Management, Inc.

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Large Value Portfolio

Fiscal year ended December 31, 2007:	$2,045,717
Fiscal year ended December 31, 2008:	$1,720,140
Fiscal year ended December 31, 2009:	$1,177,886

Mid Growth Portfolio

Fiscal year ended December 31, 2007:	$882,075
Fiscal year ended December 31, 2008:	$1,106,196
Fiscal year ended December 31, 2009:	$1,315,551

Mid Value Portfolio

Fiscal year ended December 31, 2007:	$1,097,815
Fiscal year ended December 31, 2008:	$1,109,933
Fiscal year ended December 31, 2009:	$1,200,524

During the year ended December 31, 2009, the Mid Value Portfolio paid $34,323 in brokerage commission to JPMorgan, which is an affiliate of JPMorgan Investment Management.

Small Core Portfolio

Fiscal year ended December 31, 2007:	$5,222,794
Fiscal year ended December 31, 2008:	$3,165,309
Fiscal year ended December 31, 2009:	$1,700,095

Small Growth Portfolio

Fiscal year ended December 31, 2007:	$806,729
Fiscal year ended December 31, 2008:	$1,185,848
Fiscal year ended December 31, 2009	$833,149

Small Value Portfolio

Fiscal year ended December 31, 2007:	$445,973
Fiscal year ended December 31, 2008:	$829,962
Fiscal year ended December 31, 2009:	$271,981

S&P 500 Stock Master Portfolio

Fiscal year ended December 31, 2007:	$43,100
Fiscal year ended December 31, 2008:	$113,013

Fiscal year ended December 31, 2009:	$14,788

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The following table provides brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended December 31, 2009.

Fund Name	Paid as of December 31 2009
Transamerica Partners Balanced	$-
Transamerica Partners Growth	$231,657
Transamerica Partners International Equity	$231,181
Transamerica Partners Large Core	$-
Transamerica Partners Large Growth	$804,507
Transamerica Partners Large Value	$28,051
Transamerica Partners Mid Growth	$1,139,057
Transamerica Partners Mid Value	$620,144
Transamerica Partners Small Core	$1,233,308
Transamerica Partners Small Growth	$482,968
Transamerica Partners Small Value	$214,331

The estimates above are based upon custody data provided to CAPIS using the following methodology: Total Commissions minus transactions executed at discounted rates and/or directed to the funds’ commission recapture program equals total research commissions. USD transactions executed at $.02 and below and non-USD transactions executed at 8 basis points and below are considered to be executed at discounted rates. For example, Commission paid on USD transactions at rates greater than $.02 per share and not directed for commission recapture are assumed to be paid to brokers that provide research and brokerage services within the scope of Section 28(e) of the Securities and Exchange Act of 1

For each affiliated broker, the tables below set forth the percentage of the applicable portfolio’s aggregate brokerage commissions paid to the broker during the fiscal year ended December 31, 2009, and the percentage of the aggregate dollar amount of transactions involving the payment of commissions effected through the broker during the same period.

Portfolio	Percentage of Aggregate Brokerage Commissions Paid	Broker
Large Growth Portfolio	0.96%	Oppenheimer & Co.
Mid Value Portfolio	2.86%	JPMorgan

Portfolio	Percentage of Aggregate Dollar Amount Transactions Involving Payment of Commissions	Broker
Large Growth Portfolio	0.30%	Oppenheimer & Co.
Mid Value Portfolio	0.49%	JPMorgan

During the fiscal year ended December 31, 2009, the portfolios purchased securities issued by the following regular broker-dealers of the portfolios, which had the following values as of December 31, 2009.

Broker-Dealer	Value of Securities ($000)
Bank of America Securities LLC	$89,482
Bank of New York Mellon Corp.	$5,697
Barclays PLC	$84,104
Citigroup, Inc.	$59,598
Credit Suisse Group	$34,343
Deutsche Bank, AG	$74,341
Goldman Sachs Group, Inc.	$58,865
JP Morgan Chase & Company	$130,959

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Merrill Lynch & Company, Inc.	$14,364
Broker-Dealer	Value of Securities ($000)
State Street Bank and Trust	$401,579
UBS Securities	$1,323

*For the fiscal year ended December 31, 2009, the Portfolios paid $6,221,584 in brokerage commissions related to research services.

For the fiscal year ended December 31, 2007, the portfolios executed an aggregate of $3,867,766,973 in brokerage transactions related to research services and paid $3,858,803 in commissions related to such transactions.

For the fiscal year ended December 31, 2008, the portfolios executed an aggregate of $8,780,528,367 in brokerage transactions related to research services and paid $8,023,847 in commissions related to such transactions.

Determination of Net Asset Value; Valuation of Securities

The price at which shares are purchased or redeemed is the net asset value per share (“NAV”) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price is Determined

The NAV of all funds is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally, New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Investors may purchase shares of the funds at the “offering price” of the shares, which is the NAV per share plus any applicable initial sales charge.

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV as determined at the close of the NYSE that day (plus or minus applicable sales charges). Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Purchase orders for shares of the Transamerica asset allocation funds that are received in good order and accepted before the close of business on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the asset allocation funds are received and accepted. For purchases of shares of the Transamerica asset allocation funds through the NSCC, orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the asset allocation funds. For investments in separate accounts of insurance companies that invest in Class I shares of the funds, orders for Class I shares will be placed after the receipt and acceptance of the investment in the insurance company separate account.

How NAV is Determined

The NAV of each fund is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the funds’ securities for the purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Boards. The Boards have delegated certain valuation functions for the funds to TAM.

In general, securities and other investments are valued based on market value priced at the close of regular trading on the NYSE. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price or the NOCP, if applicable, on any other exchange or

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system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over the counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the funds’ Boards, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Boards of Trustees may, in good faith, establish a fair value for the security in accordance with fair valuation procedures adopted by the Boards. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Management

Each of the Transamerica Partners Money Market, Bond, Balanced and Stock Funds and the Transamerica Institutional Asset Allocation Funds is supervised by the Board of Trustees of the Transamerica Partners Trust. Each of the Transamerica Partners Institutional Money Market, Bond, Balanced and Stock Funds and the Transamerica Asset Allocation Funds is supervised by the Board of Trustees of the Transamerica Partners Institutional Trust. Each portfolio other than the S&P 500 Stock Master Portfolio is supervised by the Board of Trustees of Transamerica Partners Portfolios. The S&P 500 Stock Master Portfolio is supervised by the Board of Trustees of the Master Investment Portfolio.

The respective Trustees and officers of each Trust and each portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. The length of time served is provided from the date a Trustee became a Trustee of any of the Trusts or Transamerica Partners Portfolios. Asterisks indicate those Trustees who are “interested persons” (as defined in the 1940 Act) of a Trust or a Portfolio Trust, as the case may be. The address of each Trustee and officer of the Trusts and Transamerica Partners Portfolios is 570 Carillon Parkway, St. Petersburg, Florida 33716.

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BOARD MEMBERS AND OFFICERS

The Board Members and executive officers of the Trust are listed below. The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of the Trust by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser. The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Asset Management Group”). Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”), and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 150 funds as of the date of this SAI.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The Board Members, their ages, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in TAMG the Board oversees, and other board memberships they hold are set forth in the table below.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
INTERESTED BOARD MEMBER**

John K. Carter (1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 2007	Chairman and Board Member (2008 – present), President (2007 – present), Chief Executive Officer (2006 – present), Vice President, Secretary and Chief Compliance Officer (2003 – 2006), Transamerica Investors, Inc. (“TII”);	150	N/A

			Chairman, Board Member, President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Chairman (2007 – present), Board Member (2006 – present), President and Chief Executive Officer (2006 – present), Senior Vice President (1999 – 2006), Chief Compliance Officer, General Counsel and Secretary (1999 – 2006), Transamerica Funds and TST;

Chairman (2007 – present), Board Member (2006 – present), President and Chief Executive Officer (2006 – present), Senior Vice President (2002 – 2006), General Counsel, Secretary and Chief Compliance Officer (2002 – 2006), TIS;

			Chairman, President and Chief Executive Officer (2006 – present),

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Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
			Director (2002 – present), Senior Vice President (1999 – 2006), General Counsel and Secretary (2000 – 2006), Chief Compliance Officer (2004 – 2006), TAM;

Chairman, President and Chief Executive Officer (2006 – present), Senior Vice President (1999 – 2006), Director (2002 – present), General Counsel and Secretary (2001 – 2006), Transamerica Fund Services, Inc. (“TFS”);

			Vice President, AFSG Securities Corporation (2001 –present);

			Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (“TIF”) (2002 – 2004); and

			Director, (2008 – present), Vice President, Transamerica Investment Services, Inc. (“TISI”) (2003 – 2005) and Transamerica Investment Management, LLC (“TIM”) (2001 – 2005).

INDEPENDENT BOARD MEMBERS***

Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present);	150	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)
			Partner, KPMG (1975 – 1999);

			Board Member, TII (2003 – present); and

			Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present).

Leo J. Hill (1956)	Lead Independent Board Member	Since 2007	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present);	150	N/A

			Board Member, TST (2001 – present);

			Board Member, Transamerica Funds and TIS (2002 – present);

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Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

			Board Member, TII (2008 – present);

			President, L. J. Hill & Company (a holding company for privately-held assets) (1999 – present);

			Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

			Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

			Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

			Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);	150	N/A

			Board Member, TII (2009 – present);

			Principal, Maxam Capital Management, LLC (2006 – 2008); and

			Principal, Cobble Creek Management LP (2004 – 2006).

Russell A. Kimball, Jr. (1944)	Board Member	Since 2007	General Manager, Sheraton Sand Key Resort (1975 – present);	150	N/A

			Board Member, TST (1986 – present);

			Board Member, Transamerica Funds, (1986 – 1990), (2002 – present);

			Board Member, TIS (2002 – present);

			Board Member, TPP, TPFG, TPFG II

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Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
			and TAAVF (2007 – present); and

			Board Member, TII (2008 – present).

Eugene M. Mannella (1954)	Board Member	Since 1993	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present);	150	N/A

			Self-employed consultant (2006 – present);

			President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 – 2008);

			Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

			Board Member, Transamerica Funds, TST and TIS (2007 – present);

			Board Member, TII (2008 – present); and

			President, International Fund Services (alternative asset administration) (1993 – 2005).

Norman R. Nielsen, Ph.D. (1939)	Board Member	Since 2007	Retired (2005 – present);	150	Buena Vista University Board of Trustees (2004 - present)
			Board Member, Transamerica Funds, TST and TIS (2006 – present);

			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

			Board Member, TII (2008 – present);

			Director, Iowa Student Loan Service Corporation (2006 – present);

			Director, League for Innovation in the Community Colleges (1985 – 2005);

			Director, Iowa Health Systems (1994 – 2003);

			Director, U.S. Bank (1985 – 2006); and

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Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
			President, Kirkwood Community College (1985 – 2005).

Joyce G. Norden (1939)	Board Member	Since 1993	Retired (2004 – present);	150	Board of Governors, Reconstruction-ist Rabbinical College (2007 - present)
			Board Member, TPFG, TPFG II and TAAVF (1993 – present);

			Board Member, TPP (2002 – present);

			Board Member, Transamerica Funds, TST and TIS (2007 – present);

			Board Member, TII (2008 – present); and

			Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).

Patricia L. Sawyer (1950)	Board Member	Since 1993	Retired (2007 – present);	150	Honorary Trustee, Bryant University (1996 – present)
			President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007);

			Board Member, Transamerica Funds, TST and TIS (2007 – present);

			Board Member, TII (2008 – present);

			Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

			Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University;

			Vice President, American Express (1987 – 1989);

			Vice President, The Equitable (1986 – 1987); and

			Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).

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Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships
John W. Waechter (1952)	Board Member	Since 2007	Attorney, Englander & Fischer, P.A. (2008 – present);	150	Operation PAR, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – present)

			Retired (2004 – 2008);

			Board Member, TST and TIS (2004 – present);

			Board Member, Transamerica Funds (2005 – present);

			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

			Board Member, TII (2008 – present);

			Employee, RBC Dain Rauscher (securities dealer) (2004);

			Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and

			Treasurer, The Hough Group of Funds (1993 – 2004).

*

Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

**	May be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his employment with TAM or an affiliate of TAM.

***	Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust.

Officers

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their ages, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years
John K. Carter (1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 2007	See the table above.

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Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years
Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2007

Vice President, General Counsel and Secretary, Transamerica Funds, TST and TIS (2006 – present);

Vice President, General Counsel and Secretary, TII, (2006 – present);

Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Director, Senior Vice President, General Counsel, Operations, and Secretary, TAM and TFS (2006 – present);

Assistant Vice President, TCI (2007 – present); and

Director, Deutsche Asset Management (1998 – 2006).

Robert A. DeVault, Jr. (1965)	Vice President, Treasurer and Principal Financial Officer	Since 2009

Vice President, Treasurer and Principal Financial Officer, (March 2010 – present), Assistant Treasurer, (2009 – 2010), Transamerica Funds, TST, TII, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President (March 2010 – present), Assistant Vice President (2007 – 2010) and Manager, Fund Administration, (2002 – 2007), TFS; and

Vice President (March 2010 – present), TAM.

Christopher A. Staples (1970)	Vice President and Chief Investment Officer	Since 2007

Vice President and Chief Investment Officer (2007 – present); Vice President - Investment Administration (2005 – 2007), TII;

Vice President and Chief Investment Officer (2007 – present), Senior Vice President - Investment Management (2006 – 2007), Vice President - Investment Management (2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Director (2005 – present), Senior Vice President – Investment Management (2006 – present) and Chief Investment Officer (2007 – present), TAM;

Director, TFS (2005 – present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Robert S. Lamont, Jr.	Vice President, Chief	Since 2010	Vice President, Chief Compliance Officer and

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Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years
(1973)	Compliance Officer and Conflicts of Interest Officer

Conflicts of Interest Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (February 2010 – present);

Vice President and Senior Counsel, TAM and TFS (2007 – present);

Senior Counsel, United States Securities and Exchange Commission (2004 – 2007); and

Associate, Dechert, LLP (1999 – 2004).

Bradley O. Ackerman (1966)	Anti-Money Laundering Officer	Since 2009

Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Anti-Money Laundering Officer, Transamerica Funds (2007 – present);

Senior Compliance Officer, TAM (2007 – present); and

Director, Institutional Services, Rydex Investments (2002 – 2007).

Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – present);

Assistant Vice President and Director, Legal Administration, TAM and TFS (2007 – present);

Assistant Secretary and Chief Compliance Officer, 40|86 Series Trust and 40|86 Strategic Income Fund (2000 - 2007); and

Second Vice President and Assistant Secretary, Legal and Compliance, 40|86 Capital Management, Inc. (1994 – 2007).

Timothy J. Bresnahan (1968)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – present);

Counsel, TAM (2008 – present);

Counsel (contract), Massachusetts Financial Services, Inc. (2007);

Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005 – 2007); and

Associate, Greenberg Traurig, P.A. (2004 – 2005).

Margaret A. Cullem-Fiore (1957)	Assistant Secretary	Since 2010	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2010 – present);

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Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years

Assistant Vice President, TCI (2009 – present);

Vice President and Senior Counsel, TAM and TFS (2006 – present);

Vice President and Senior Counsel, Transamerica Financial Advisors, Inc. (2004 – 2007); and

Vice President and Senior Counsel, Western Reserve Life Assurance Co. of Ohio (2006).

Richard E. Shield, Jr. (1974)	Tax Officer	Since 2008

Tax Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present);

Tax Officer, TII (2008 – present);

Tax Manager, Jeffrey P. McClanathan, CPA (2006 – 2007) and Gregory, Sharer & Stuart (2005 – 2006);

Tax Senior, Kirkland, Russ, Murphy & Tapp, P.A. (2003 – 2005); and

Certified Public Accountant, Schultz, Chaipel & Co., LLP (1998 – 2003).

Elizabeth Strouse (1974)	Assistant Treasurer	Since 2010

Assistant Treasurer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2010 – present);

Director, Fund Financial Services (2009 - present), TFS;

Director, Fund Administration, TIAA-CREF (2007 – 2009); and

Manager (2006 – 2007) and Senior (2003 – 2006) Accounting and Assurance, PricewaterhouseCoopers, LLC.

*	Elected and serves at the pleasure of the Board of the Trust.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.

Each of the Board Members, other than Mr. Jennings, previously served as a trustee or director of the TAM, Diversified or Premier fund family, and each Board Member was thus initially selected by the board of the applicable predecessor fund family. In connection with the consolidation of all “manager of managers” investment advisory services within Transamerica in 2007, a single board was established to oversee the TAM and Diversified fund families, and each of the Board Members, other than Ms. Bane and Mr. Jennings, joined the Board at that time. The Board was established with a view both to ensuring continuity of representation by board members of the TAM and Diversified fund families on the Board and in order to establish a Board with experience in and focused on overseeing various types of funds, which experience would be further developed and enhanced over time. Ms. Bane joined the Board in 2008 when the Premier fund family was consolidated into TAMG. Mr. Jennings joined the Board in 2009.

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The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s service as a board member of a predecessor fund family (other than Mr. Jennings); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board Member; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Trust; as to each Board Member other than Mr. Carter, his or her status as not being an “interested person” as defined in the 1940 Act; and, as to Mr. Carter, his status as a representative of TAM. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board Member: Ms. Bane, accounting experience and experience as a board member of multiple organizations; Mr. Hill, financial and entrepreneurial experience as an executive, owner and consultant; Mr. Jennings, investment management experience as an executive of investment management organizations and portfolio manager; Mr. Kimball, business experience as an executive; Mr. Mannella, accounting and fund administration experience, investment management industry experience as an executive and consultant; Mr. Nielsen, academic leadership, insurance, business development and board experience; Ms. Norden, non-profit executive experience and extensive board and academic leadership; Ms. Sawyer, management consulting and board experience; Mr. Waechter, securities industry and fund accounting and fund compliance experience, legal experience and board experience; and Mr. Carter, investment management experience as an executive and leadership roles with TAM and affiliated entities. References to the qualifications, attributes and skills of Board Members are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Board Member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the funds. Mr. Carter serves as Chairman of the Board. Mr. Carter is an interested person of the funds. Independent Board Members constitute more than 75% of the Board.

The Board has two standing committees: the Audit Committee and Nominating Committee. Both the Audit Committee and Nominating Committee are chaired by an Independent Board Member and composed of all of the Independent Board Members. In addition, the Board has a Lead Independent Board Member.

The Lead Independent Board Member and the chairs of the Audit and Nominating Committees work with the Chairman of the Board to set the agendas for Board and committee meetings. The Lead Independent Board Member also serves as a key point person for dealings between management and the Independent Board Members. Through the funds’ board committees the Independent Board Members consider and address important matters involving the funds, including those presenting conflicts or potential conflicts of interest for management and they believe they can act independently and effectively.

The Board currently believes that an interested Chairman is appropriate and is in the best interests of the funds and their shareholders, and that its committees help ensure that the funds have effective and independent governance and oversight. The Board believes that an interested Chairman has a professional interest in the quality of the services provided to the funds and that the Chairman is best equipped to provide oversight of such services on a day-to-day basis because of TAM’s sponsorship of the funds and TAM’s ongoing monitoring of the investment sub-advisers that manage the assets of each fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Board Members from management. The Independent Board Members also believe that they can effectively act independently without having an Independent Board Member act as Chairman. Among other reasons, this belief is based on the fact that the Independent Board members represent over 75% of the Board.

The Audit Committee, among other things, oversees the accounting and reporting policies and practices of the Trust, oversees the quality and integrity of the financial statements of the Trust, approves, prior to appointment, the engagement of the Trust’s independent registered public accounting firm, reviews and evaluates the independent registered public accounting firm’s qualifications, independence and performance, and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to TAM and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.

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The Nominating Committee is a forum for identifying, considering, selecting and nominating, or recommending for nomination by the Board, candidates to fill vacancies on the Board.

When addressing vacancies, the Nominating Committee sets any necessary standards or qualifications for service on the Board and may consider nominees recommended by any source it deems appropriate, including Management and shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Board Members. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Board Members to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). The committee has, however, established (and reviews from time to time as it deems appropriate) certain desired qualities and qualifications for nominees, including certain personal attributes and certain skills and experience.

Through its oversight of the management and operations of the funds, the Board also has a risk oversight function, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the funds (such as reports about the performance of the funds); (ii) reviewing compliance reports and approving compliance policies and procedures of the funds and their service providers; (iii) meeting with management to consider areas of risk and to seek assurances that adequate resources are available to address risks; (iv) meeting with service providers, including fund auditors, to review fund activities; and (v) meeting with the Chief Compliance Officer and other officers of the funds and their service providers to receive information about compliance, and risk assessment and management matters. Such oversight is exercised primarily through the Board and its Audit Committee but, on an ad hoc basis, also can be exercised by the Independent Board Members during executive sessions. The Board has emphasized to TAM and the sub-advisers the importance of maintaining vigorous risk management.

The Board recognizes that not all risks that may affect the funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board Members as to risk management matters are typically summaries of the relevant information. Most of the funds’ investment management and business affairs are carried out by or through TAM, its affiliates, the sub-advisers and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

In addition, it is important to note that each fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Additional Information about the Committees of the Board

Both the Audit Committee and Nominating Committee are composed of all of the Independent Board Members. For the fiscal year ended December 31, 2009, the Audit Committee met five times and the Nominating Committee met one time.

47

TRUSTEES OF MASTER INVESTMENT PORTFOLIO

The Board of Trustees consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of BlackRock Fund III as defined in the 1940 Act (the “Independent Trustees”). The same individuals serve on the Board of Trustees of the MIP Master Investment Portfolio (“MIP”). The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of exchange-traded funds (each, a “BlackRock Fund Complex”). BlackRock Funds III is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex. The address for each Trustee and officer is Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

The Board of Trustees has overall responsibility for the oversight of BlackRock Funds III and the S&P 500 Stock Master Portfolio. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of BlackRock Funds III management, in executive session or with other service providers to BlackRock Funds III and the S&P 500 Stock Master Portfolio. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged BFA to manage the S&P 500 Stock Master Portfolio on a day-to-day basis. The Board is responsible for overseeing BFA, other service providers, the operations of the S&P 500 Stock Master Portfolio and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, BlackRock Funds III’s charter, and the S&P 500 Stock Master Portfolio’s investment objectives and strategies. The Board reviews, on an ongoing basis, the S&P 500 Stock Master Portfolio’s performance, operations, and investment strategies and techniques. The Board also conducts reviews of BFA and its role in running the operations of the S&P 500 Stock Master Portfolio.

Day-to-day risk management with respect to the S&P 500 Stock Master Portfolio is the responsibility of BFA or of subadvisers or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The S&P 500 Stock Master Portfolio is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and the subadvisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the S&P 500 Stock Master Portfolio. Risk oversight forms part of the Board’s general oversight of the S&P 500 Stock Master Portfolio and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the S&P 500 Stock Master Portfolio, sub-advisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the S&P 500 Stock Master Portfolio and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the S&P 500 Stock Master Portfolio’s activities and associated risks.

The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the S&P 500 Stock Master Portfolio’s compliance program and reports to the Board regarding compliance matters for the S&P 500 Stock Master Portfolio and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of BlackRock Funds III’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the S&P 500 Stock Master Portfolio;

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(3) review the conduct and results of each independent audit the S&P 500 Stock Master Portfolio’s financial statements; (4) review any issues raised by the independent auditors or BlackRock Funds III management regarding the accounting or financial reporting policies and practices of the S&P 500 Stock Master Portfolio and the internal controls of the S&P 500 Stock Master Portfolio and certain service providers; (5) oversee the performance of the S&P 500 Stock Master Portfolio’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (6) discuss with BlackRock Funds III management its policies regarding risk assessment and risk management and (7) resolve any disagreements between BlackRock Funds III management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2009, the Audit Committee met one time.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of BlackRock Funds III and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by S&P 500 Stock Master Portfolio shareholders as it deems appropriate. S&P 500 Stock Master Portfolio shareholders who wish to recommend a nominee should send nominations to the Secretary of BlackRock Funds III that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2009, the Governance Committee met one time.

The members of the Compliance Committee are Joseph P. Platt, Jr. (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving BlackRock Funds III, the S&P 500 Stock Master Portfolio-related activities of BlackRock and BlackRock Funds III’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of BlackRock Funds III and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, BlackRock Funds III’s compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding BlackRock Funds III’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2009, the Compliance Committee met two times.

The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the S&P 500 Stock Master Portfolio’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review the S&P 500 Stock Master Portfolio’s investment objectives, policies and practices and the S&P 500 Stock Master Portfolio’s investment performance; (2) review personnel and resources devoted to management of the S&P 500 Stock Master Portfolio and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (3) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (4) request and review information on the nature, extent and quality of services provided to the shareholders; and (5) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2009, the Performance Oversight Committee met one time. The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed-end BlackRock Fund Complex, established the ad hoc Joint Product Pricing Committee (the “Product Pricing Committee”) comprised of eight members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. One independent board member representing the closed-end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. The Product Pricing Committee was formed on June 4, 2009, and for the period from June 4, 2009 to December 31, 2009, the Product Pricing Committee met one time.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Richard S. Davis, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board;

49

and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended December 31, 2009, the Executive Committee met one time.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing BlackRock Funds III and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with BlackRock Funds III’s investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of BlackRock Funds III and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences. Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a Trustee of BlackRock Funds III, is provided below.

Name and Age	Position(s) Held With The Trust	Length of Time Served(2)	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees(1)
David O. Beim(3) (69)	Trustee	2009 to present

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 104 Portfolios	None

50

Name and Age	Position(s) Held With The Trust	Length of Time Served(2)	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Ronald W. Forbes(4) (69)	Trustee	2009 to present	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 104 Portfolios	None
Dr. Matina S. Horner(5) (70)	Trustee	2009 to present	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 104 Portfolios	NSTAR (electric and gas utility)
Rodney D. Johnson(4) (68)	Trustee	2009 to present

President, Fairmont Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 104 Portfolios	None
Herbert I. London (70)	Trustee	2009 to present

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for

				36 RICs consisting of 104 Portfolios	AIMS Worldwide, Inc. (marketing)

51

Name and Age	Position(s) Held With The Trust	Length of Time Served(2)	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director of Cerego, LLC (software development and design) since 2005.
Cynthia A. Montgomery (57)	Trustee	2009 to present	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005	36 RICs consisting of 104 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt, Jr.(6) (62)	Trustee	2009 to present

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998; Partner Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 104 Portfolios	Greenlight Capital Re, Ltd (reinsurance company); WQED Multi-media (public broadcasting not- for-profit)
Robert C. Robb, Jr. (64)	Trustee	2009 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 104 Portfolios	None
Toby Rosenblatt(7) (71)	Trustee	2009 to present	President, Founders Investments Ltd.	36 RICs consisting of 104 Portfolios	A.P. Pharma Inc. (specialty pharmaceuticals)

52

Name and Age	Position(s) Held With The Trust	Length of Time Served(2)	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

(private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, the James Irvine Foundation (philanthropic foundation) since 1997; Trustee, State Street Research Mutual Funds from 1990 to 2005; Trustee, Metropolitan Series Funds, Inc. from 2001 – 2005.

Kenneth L. Urish(8) (58)	Trustee	2009 to present

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, the Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; President and Trustee,

				36 RICs consisting of 104 Portfolios	None

53

Name and Age	Position(s) Held With The Trust	Length of Time Served(2)	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
Frederick W. Winter (64)	Trustee	2009 to present

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Indotronix International (IT services) from 2004 to 2008; Director Tippman Sports (recreation) since 2005.

				36 RICs consisting of 104 Portfolios	None
Interested Trustees(1),(9)
Richard S. Davis (64)	Trustee	2009 to present

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.

				169 RICs consisting of 298 Portfolios	None
Henry Gabbay (62)	Trustee	2009 to present	Consultant, BlackRock, Inc. from 2007 to 2008; Managing	169 RICs consisting of 298 Portfolios	None

54

Name and Age	Position(s) Held With The Trust	Length of Time Served(2)	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

(1)

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.

(2)

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s Board. As a result, although the chart shows the Trustees as joining the Trust’s Board in 2009, each Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(3)	Chair of the Performance Oversight Committee.

(4)	Co-Chair of the Board of Trustees.

(5)	Chair of the Governance Committee.

(6)	Chair of the Compliance Committee.

(7)	Vice Chair of the Performance Oversight Committee.

(8)	Chair of the Audit Committee.

(9)

Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities.

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Certain biographical and other information relating to the officers of the Trust is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of registered investment companies and portfolios overseen in the BlackRock-advised Funds and any public directorships.

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Trust Officers(1)

Anne F. Ackerley 1962	President and Chief Executive Officer	2009 to present

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Account Management Group (AMG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

				169 RICs consisting of 298 Portfolios	None
Richard Hoerner, CFA 1958	Vice President	2009 to present

Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005; Director of BlackRock, Inc. since 1998.

				24 RICs consisting of 73 Portfolios	None

56

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Jeffrey Holland, CFA 1971	Vice President	2009 to present

Director of BlackRock, Inc. since 2006; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

				70 RICs consisting of 201 Portfolios	None
Brendan Kyne 1977	Vice President	2009 to present

Director of BlackRock, Inc. since 2008; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008; Associate of BlackRock, Inc. from 2002 to 2004.

				169 RICs consisting of 298 Portfolios	None

57

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Simon Mendelson 1964	Vice President	2009 to present

Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partners of McKinsey & Co. from 1997 to 2005.

				24 RICs consisting of 73 Portfolios	None
Brian Schmidt 1958	Vice President	2009 to present

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003; Director from 2001 to 2003; Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax- Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

				70 RICs consisting of 201 Portfolios	None

58

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Christopher Stavrakos, CFA 1959	Vice President	2009 to present

Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

				24 RICs consisting of 73 Portfolios	None
Neal J. Andrews 1966	Chief Financial Officer and Assistant Treasurer	2009 to present	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.	169 RICs consisting of 298 Portfolios	None

59

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupations(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Jay M. Fife 1970	Treasurer	2009 to present

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

				169 RICs consisting of 298 Portfolios	None
Brian P. Kindelan 1959	Chief Compliance Officer and Anti- Money Laundering Compliance Officer	2009 to present

Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

				169 RICs consisting of 298 Portfolio	None
Howard B. Surloff 1965	Secretary	2009 to present	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 2006.	169 RICs consisting of 198 Portfolio	None

(1)	Officers of the Trust serve at the pleasure of the Board of Trustees.

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COMPENSATION

For the fiscal year ended December 31, 2009, Transamerica Partners Funds Group provided the following compensation to the Trustees. Mr. Carter is not compensated for his services as Trustee because of his affiliation with TAM.

Trustee	Transamerica Partners Balanced	Transamerica Partners Core Bond	Transamerica Partners High Quality
Sandra N. Bane	$408	$1,939	$390
Leo J. Hill	$505	$2,401	$482
David W. Jennings	$129	$615	$124
Neal M. Jewell*	$408	$1,939	$390
Russell A. Kimball, Jr	$408	$1,939	$390
Eugene M. Mannella	$408	$1,939	$390
Norm R. Nielsen	$408	$1,939	$390
Joyce Galpern Norden	$408	$1,939	$390
Patricia L. Sawyer	$408	$1,939	$390
John W. Waechter	$445	$2,113	$424

Trustee	Transamerica Partners High Yield Bond	Transamerica Partners Inflation-Protected Securities	Transamerica Partners International Equity
Sandra N. Bane	$623	$478	$1,053
Leo J. Hill	$771	$592	$1,304
David W. Jennings	$198	$152	$334
Neal M. Jewell*	$623	$478	$1,053
Russell A. Kimball, Jr	$623	$478	$1,053
Eugene M. Mannella	$623	$478	$1,053
Norm R. Nielsen	$623	$478	$1,053
Joyce Galpern Norden	$623	$478	$1,053
Patricia L. Sawyer	$623	$478	$1,053
John W. Waechter	$678	$521	$1,147

Trustee	Transamerica Partners Large Core	Transamerica Partners Large Growth	Transamerica Partners Large Value
Sandra N. Bane	$347	$1,194	$1,598
Leo J. Hill	$429	$1,479	$1,978
David W. Jennings	$110	$379	$507
Neal M. Jewell*	$347	$1,194	$1,598
Russell A. Kimball, Jr	$347	$1,194	$1,598
Eugene M. Mannella	$347	$1,194	$1,598
Norm R. Nielsen	$347	$1,194	$1,598
Joyce Galpern Norden	$347	$1,194	$1,598
Patricia L. Sawyer	$347	$1,194	$1,598
John W. Waechter	$378	$1,301	$1,741

Trustee	Transamerica Partners Mid Growth	Transamerica Partners Mid Value	Transamerica Partners Money Market
Sandra N. Bane	$293	$1,143	$1,661
Leo J. Hill	$363	$1,415	$2,057
David W. Jennings	$93	$363	$527
Neal M. Jewell*	$293	$1,143	$1,661
Russell A. Kimball, Jr	$293	$1,143	$1,661
Eugene M. Mannella	$293	$1,143	$1,661
Norm R. Nielsen	$293	$1,143	$1,661
Joyce Galpern Norden	$293	$1,143	$1,661
Patricia L. Sawyer	$293	$1,143	$1,661
John W. Waechter	$319	$1,245	$1,809

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Trustee	Transamerica Partners Small Core	Transamerica Partners Small Growth	Transamerica Partners Small Value
Sandra N. Bane	$380	$171	$155
Leo J. Hill	$470	$212	$192
David W. Jennings	$120	$54	$49
Neal M. Jewell*	$380	$171	$155
Russell A. Kimball, Jr	$380	$171	$155
Eugene M. Mannella	$380	$171	$155
Norm R. Nielsen	$380	$171	$155
Joyce Galpern Norden	$380	$171	$155
Patricia L. Sawyer	$380	$171	$155
John W. Waechter	$414	$186	$169

Trustee	Transamerica Partners Stock Index
Sandra N. Bane	$1,439
Leo J. Hill	$1,782
David W. Jennings	$457
Neal M. Jewell*	$1,439
Russell A. Kimball, Jr	$1,439
Eugene M. Mannella	$1,439
Norm R. Nielsen	$1,439
Joyce Galpern Norden	$1,439
Patricia L. Sawyer	$1,439
John W. Waechter	$1,567

*	Neal M. Jewell retired from his position as a Board Member of the Trust on January 1, 2010.

For the fiscal year ended December 31, 2009, Transamerica Partners Funds Group II provided the following compensation to the Trustees. Mr. Carter is not compensated for his services as Trustee because of his affiliation with TAM.

Trustee	Transamerica Partners Institutional Balanced	Transamerica Partners Institutional Core Bond	Transamerica Partners Institutional High Quality
Sandra N. Bane	$95	$1,883	$415
Leo J. Hill	$118	$2,331	$514
David W. Jennings	$30	$597	$132
Neal M. Jewell*	$95	$1,883	$415
Russell A. Kimball, Jr	$95	$1,883	$415
Eugene M. Mannella	$95	$1,883	$415
Norm R. Nielsen	$95	$1,883	$415
Joyce Galpern Norden	$95	$1,883	$415
Patricia L. Sawyer	$95	$1,883	$415
John W. Waechter	$104	$2,051	$452

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Trustee	Transamerica Partners Institutional High Yield Bond	Transamerica Partners Institutional Inflation- Protected Securities	Transamerica Partners Institutional International Equity
Sandra N. Bane	$611	$821	$924
Leo J. Hill	$756	$1,016	$1,144
David W. Jennings	$194	$260	$293
Neal M. Jewell*	$611	$821	$924
Russell A. Kimball, Jr	$611	$821	$924
Eugene M. Mannella	$611	$821	$924
Norm R. Nielsen	$611	$821	$924
Joyce Galpern Norden	$611	$821	$924
Patricia L. Sawyer	$611	$821	$924
John W. Waechter	$665	$894	$1,007

Trustee	Transamerica Partners Institutional Large Core	Transamerica Partners Institutional Large Growth	Transamerica Partners Institutional Large Value
Sandra N. Bane	$86	$1,296	$1,498
Leo J. Hill	$106	$1,605	$1,855
David W. Jennings	$27	$411	$475
Neal M. Jewell*	$86	$1,296	$1,498
Russell A. Kimball, Jr	$86	$1,296	$1,498
Eugene M. Mannella	$86	$1,296	$1,498
Norm R. Nielsen	$86	$1,296	$1,498
Joyce Galpern Norden	$86	$1,296	$1,498
Patricia L. Sawyer	$86	$1,296	$1,498
John W. Waechter	$93	$1,412	$1,632

Trustee	Transamerica Partners Institutional Mid Growth	Transamerica Partners Institutional Mid Value	Transamerica Partners Institutional Money Market
Sandra N. Bane	$433	$678	$1,738
Leo J. Hill	$536	$839	$2,152
David W. Jennings	$138	$215	$552
Neal M. Jewell*	$433	$678	$1,738
Russell A. Kimball, Jr	$433	$678	$1,738
Eugene M. Mannella	$433	$678	$1,738
Norm R. Nielsen	$433	$678	$1,738
Joyce Galpern Norden	$433	$678	$1,738
Patricia L. Sawyer	$433	$678	$1,738
John W. Waechter	$472	$738	$1,894

Trustee	Transamerica Partners Institutional Small Core	Transamerica Partners Institutional Small Growth	Transamerica Partners Institutional Small Value
Sandra N. Bane	$186	$207	$246
Leo J. Hill	$231	$257	$304
David W. Jennings	$59	$66	$78
Neal M. Jewell*	$186	$207	$246
Russell A. Kimball, Jr	$186	$207	$246
Eugene M. Mannella	$186	$207	$246
Norm R. Nielsen	$186	$207	$246
Joyce Galpern Norden	$186	$207	$246
Patricia L. Sawyer	$186	$207	$246
John W. Waechter	$203	$226	$267

63

Trustee	Transamerica Partners Institutional Stock Index
Sandra N. Bane	$2,155
Leo J. Hill	$2,668
David W. Jennings	$684
Neal M. Jewell*	$2,155
Russell A. Kimball, Jr	$2,155
Eugene M. Mannella	$2,155
Norm R. Nielsen	$2,155
Joyce Galpern Norden	$2,155
Patricia L. Sawyer	$2,155
John W. Waechter	$2,347

*	Neal M. Jewell retired from his position as a Board Member of the Trust on January 1, 2010.

For the fiscal year ended December 31, 2009, Transamerica Partners Portfolio provided the following compensation to the Trustees. Mr. Carter is not compensated for his services as Trustee because of his affiliation with TAM.

Trustee	Transamerica Partners Balanced Portfolio	Transamerica Partners Core Bond Portfolio	Transamerica Partners High Quality Portfolio
Sandra N. Bane	$455	$4,561	$1,047
Leo J. Hill	$563	$5,647	$1,296
David W. Jennings	$144	$1,447	$332
Neal M. Jewell*	$455	$4,561	$1,047
Russell A. Kimball, Jr	$455	$4,561	$1,047
Eugene M. Mannella	$455	$4,561	$1,047
Norm R. Nielsen	$455	$4,561	$1,047
Joyce Galpern Norden	$455	$4,561	$1,047
Patricia L. Sawyer	$455	$4,561	$1,047
John W. Waechter	$496	$4,968	$1,140

Trustee	Transamerica Partners High Yield Bond Portfolio	Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners International Equity Portfolio
Sandra N. Bane	$1,348	$953	$2,144
Leo J. Hill	$1,669	$1,180	$2,655
David W. Jennings	$428	$302	$680
Neal M. Jewell*	$1,348	$953	$2,144
Russell A. Kimball, Jr	$1,348	$953	$2,144
Eugene M. Mannella	$1,348	$953	$2,144
Norm R. Nielsen	$1,348	$953	$2,144
Joyce Galpern Norden	$1,348	$953	$2,144
Patricia L. Sawyer	$1,348	$953	$2,144
John W. Waechter	$1,469	$1,038	$2,335

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Trustee	Transamerica Partners Large Core Portfolio	Transamerica Partners Large Growth Portfolio	Transamerica Partners Large Value Portfolio
Sandra N. Bane	$540	$3,433	$2,966
Leo J. Hill	$668	$4,250	$3,673
David W. Jennings	$171	$1,089	$941
Neal M. Jewell*	$540	$3,433	$2,966
Russell A. Kimball, Jr	$540	$3,433	$2,966
Eugene M. Mannella	$540	$3,433	$2,966
Norm R. Nielsen	$540	$3,433	$2,966
Joyce Galpern Norden	$540	$3,433	$2,966
Patricia L. Sawyer	$540	$3,433	$2,966
John W. Waechter	$588	$3,739	$3,231

Trustee	Transamerica Partners Mid Growth Portfolio	Transamerica Partners Mid Value Portfolio	Transamerica Partners Money Market Portfolio
Sandra N. Bane	$986	$1,543	$3,252
Leo J. Hill	$1,221	$1,910	$4,026
David W. Jennings	$313	$489	$1,032
Neal M. Jewell*	$986	$1,543	$3,252
Russell A. Kimball, Jr	$986	$1,543	$3,252
Eugene M. Mannella	$986	$1,543	$3,252
Norm R. Nielsen	$986	$1,543	$3,252
Joyce Galpern Norden	$986	$1,543	$3,252
Patricia L. Sawyer	$986	$1,543	$3,252
John W. Waechter	$1,074	$1,681	$3,542

Trustee	Transamerica Partners Small Core Portfolio	Transamerica Partners Small Growth Portfolio	Transamerica Partners Small Value Portfolio
Sandra N. Bane	$1,242	$389	$358
Leo J. Hill	$1,538	$482	$443
David W. Jennings	$394	$124	$114
Neal M. Jewell*	$1,242	$389	$358
Russell A. Kimball, Jr	$1,242	$389	$358
Eugene M. Mannella	$1,242	$389	$358
Norm R. Nielsen	$1,242	$389	$358
Joyce Galpern Norden	$1,242	$389	$358
Patricia L. Sawyer	$1,242	$389	$358
John W. Waechter	$1,353	$424	$390

*	Neal M. Jewell retired from his position as a Board Member of the Trust on January 1, 2010.

(1)

Of this aggregate compensation, the total amounts deferred from the Trust (including earnings and dividends) and accrued for the benefit of the participating Trustees for the year ended December 31, 2009, were as follows: Sandra N. Bane, $0; Leo J. Hill, $7,235; David W. Jennings, $0; Neal M. Jewell, $370; Russell A. Kimball, Jr., $518; Eugene M. Mannella, $0; Norman R. Nielsen, $0, Joyce G. Norden, $0; Patricia L. Sawyer, $16,921; and John W. Waechter, $0.

Independent Trustees receive a total annual retainer fee of $124,000 from the funds/portfolios that make up the Transamerica Asset Management Group, as well as total fees of $8,800 per meeting (assumes five meetings annually), of which the Trust pays a pro rata share allocable to each series of Transamerica Partners Funds Group and Transamerica Partners Funds Group II based on the relative assets of the series. The Lead Independent Board Member of the Board also receives an additional retainer of $40,000 per year. The

65

Audit Committee Chairperson receives an additional retainer of $15,000 per year. The Trust also pays a pro rata share allocable to each series of Transamerica Partners Funds Group and Transamerica Partners Funds Group II based on the relative assets of the series of the Lead Independent Board Member and Audit Committee Chairperson retainers. Any fees and expenses paid to Trustees who are affiliates of TAM or TCI are paid by TAM and/or TCI and not by the Trusts.

Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”) available to the Board Members, compensation may be deferred that would otherwise be payable by the Trusts or Portfolio Trust to an Independent Board Members on a current basis for services rendered as Board Members. Deferred compensation amounts will accumulate based on the value of the Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Board Members. It is not anticipated that the Deferred Compensation Plan will have any material impact on the portfolios.

Amounts deferred and accrued under the Deferred Compensation Plan are unfunded and unsecured claims against the general assets of the Trusts and the Portfolio Trusts.

As of December 1, 2009, the members of the Board of Trustees of BlackRock Funds III listed below resigned (each, a “Previous Trustee”). The table below indicates the amount of compensation each Previous Trustee was paid as of December 31, 2009. Compensation is not shown for the New Trustees because they did not serve as Trustees of BlackRock Funds III until December 1, 2009, and the New Trustees did not receive compensation from BlackRock Funds III in 2009.

The discussion below describes the Portfolio Manager’s compensation as of December 1, 2009.

Name and Position	Aggregate compensation from the Trust	Total Compensation from Fund Complex[1]

Interested Trustees
Lee T. Kranefuss	$0	$0
H. Michael Williams	$0	$0
Independent Trustees
Mary G. F. Bitterman[2]	$78,606	$157,000
A. John Gambs[3]	$85,190	$157,000
Hayne E. Leland	$71,361	$132,000
Jeffrey M. Lyons	$78,922	$146,000
Wendy Paskin-Jordan	$75,948	$140,000
Leo Soong[r]	$85,416	$158,000

(1)	Includes compensation for serving on the Board of MIP Trustees of BlackRock Funds III.
(2)	Previously the Nominating and Governance Committee Chair.
(3)	Previously the Audit Committee Chair.
(4)	Previously the Lead Independent MIP Trustee.

EQUITY SECURITY OWNERSHIP

As of December 31, 2009, none of the disinterested Trustees nor their family members beneficially owned any securities of the Trusts, TAM or TCI or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Trusts, TAM or TCI.

The table below gives the dollar range of shares of the Trusts, as well as the aggregate dollar range of shares of all funds/portfolios in the Transamerica Asset Management Group owned by each Trustee as of December 31, 2009.

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Trustee	Dollar Range of Equity Securities in Transamerica Partners Balanced	Dollar Range of Equity Securities in Transamerica Partners Core Bond	Dollar Range of Equity Securities in Transamerica Partners High Quality
John K. Carter*	None	$1 - $10,000	Over $100,000
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Partners High Yield Bond	Dollar Range of Equity Securities in Transamerica Partners Inflation-Protected Securities	Dollar Range of Equity Securities in Transamerica Partners International Equity
John K. Carter*	$1 - $10,000	None	$1 - $10,000
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Partners Large Core	Dollar Range of Equity Securities in Transamerica Partners Large Growth	Dollar Range of Equity Securities in Transamerica Partners Large Value
John K. Carter*	None	$10,001 - $50,000	$10,001 - $50,000
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

67

Trustee	Dollar Range of Equity Securities in Transamerica Partners Mid Growth	Dollar Range of Equity Securities in Transamerica Partners Mid Value	Dollar Range of Equity Securities in Transamerica Partners Money Market
John K. Carter*	None	$1 - $10,000	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Partners Small Core	Dollar Range of Equity Securities in Transamerica Partners Small Growth	Dollar Range of Equity Securities in Transamerica Partners Small Value
John K. Carter*	$10,001 - $50,000	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Partners Stock Index	Dollar Range of Equity Securities in Transamerica Asset Allocation – Intermediate Horizon	Dollar Range of Equity Securities in Transamerica Asset Allocation – Intermediate/Long Horizon
John K. Carter*	$1 - $10,000	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

68

Trustee	Dollar Range of Equity Securities in Transamerica Asset Allocation – Long Horizon	Dollar Range of Equity Securities in Transamerica Asset Allocation – Short Horizon	Dollar Range of Equity Securities in Transamerica Asset Allocation – Short/Intermediate Horizon
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Partners Institutional Balanced	Dollar Range of Equity Securities in Transamerica Partners Institutional Core Bond	Dollar Range of Equity Securities in Transamerica Partners Institutional High Quality
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	$10,0001 - $50,000
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Partners Institutional High Yield	Dollar Range of Equity Securities in Transamerica Partners Institutional Inflation-Protected Securities	Dollar Range of Equity Securities in Transamerica Partners Institutional International Equity
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

69

Trustee	Dollar Range of Equity Securities in Transamerica Partners Institutional Large Core	Dollar Range of Equity Securities in Transamerica Partners Institutional Large Growth	Dollar Range of Equity Securities in Transamerica Partners Institutional Large Value
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Partners Institutional Mid Growth	Dollar Range of Equity Securities in Transamerica Partners Institutional Mid Value	Dollar Range of Equity Securities in Transamerica Partners Institutional Money Market
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	$50,001 - $100,000
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Partners Institutional Small Core	Dollar Range of Equity Securities in Transamerica Partners Institutional Small Growth	Dollar Range of Equity Securities in Transamerica Partners Institutional Small Value
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

70

Trustee	Dollar Range of Equity Securities in Transamerica Partners Institutional Stock Index	Dollar Range of Equity Securities in Transamerica Institutional Asset Allocation – Intermediate Horizon	Dollar Range of Equity Securities in Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	None	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Dollar Range of Equity Securities in Transamerica Institutional Asset Allocation – Long Horizon	Dollar Range of Equity Securities in Transamerica Institutional Asset Allocation – Short Horizon	Dollar Range of Equity Securities in Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
John K. Carter*	None	None	None
Sandra N. Bane	None	None	None
Leo J. Hill	None	None	None
David W. Jennings	None	None	None
Neal M. Jewell**	None	None	None
Russell A. Kimball, Jr	$0 - $10,001	None	None
Eugene M. Mannella	None	None	None
Norm R. Nielsen	None	None	None
Joyce Galpern Norden	None	None	None
Patricia L. Sawyer	None	None	None
John W. Waechter	None	None	None

Trustee	Aggregate Dollar Range of Equity Securities in Transamerica Asset Management Group
John K. Carter*	Over $100,000
Sandra N. Bane	None
Leo J. Hill	Over $100,000
David W. Jennings	None
Neal M. Jewell**	None
Russell A. Kimball, Jr	None
Eugene M. Mannella	None
Norm R. Nielsen	Over $100,000
Joyce Galpern Norden	None
Patricia L. Sawyer	$10,001 - $50,000
John W. Waechter	Over $100,000

*	Interested person under the 1940 Act by virtue of his position with TAM and its affiliates.
**	Neal M. Jewell retired from his position as a Board Member of the Trust on January 1, 2010.

The table below shows for each Trustee of the Master Investment Portfolio, the amount of interests in the Master Investment Portfolio beneficially owned by the Trustee, and the aggregate value of all investments in equity securities within the same family of investment companies.

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Beneficial Equity Ownership in Master Investment Portfolio and Family of Investment Companies (as of December 31, 2009)

Interested Trustees	Aggregate Dollar Range of Securities in the Family of Investment Companies
Richard S. David	over $100,000
Henry Gabbay	over $100,000
Independent Trustees	Aggregate Dollar Range of Securities in the Family of Investment Companies
David O. Beim	$0
Ronald W. Forbes	over $100,000
Dr. Matina S. Homer	over $100,000
Rodney D. Johnson	over $100,000
Herbert I. London	between $50,001 - $100,000
Cynthia A. Montgomery	over $100,000
Independent Trustees	Aggregate Dollar Range of Securities in the Family of Investment Companies
Joseph P. Platt, Jr.	over $100,000
Robert C. Robb, Jr.	over $100,000
Toby Rosenblatt	over $100,000
Kenneth L. Urish	between $50,001 - $100,000
Frederick W. Winter	over $100,000

Code of Ethics

The Trusts, Portfolio Trust, TAM, each sub-adviser and TCI each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trusts, the Portfolio Trust, TAM, a sub-adviser and TCI from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds or portfolios (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

Principal Holders of Securities

As of March 31, 2010, the Trustees and officers of the Trusts as a group owned less than 1% of the Shares of each fund.

To the knowledge of Transamerica Partners Funds Group, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the funds listed as of March 31, 2010:

Fund	Name of Investor	Percentage of Ownership
Transamerica Partners Balanced	Next Generation Vending and Food Service, Inc.	5.51%
Transamerica Partners Balanced	IBT	8.80%
Transamerica Partners Core Bond	Transamerica Life Insurance Company	13.06%
Transamerica Partners Core Bond	Transamerica Life Insurance Company	5.47%
Transamerica Partners Core Bond	University Hospital Of Augusta, Georgia	9.60%
Transamerica Partners Core Bond	Norton Healthcare, Inc.	7.72%
Transamerica Partners High Quality Bond	Transamerica Life Insurance Company	32.04%
Transamerica Partners High Yield Bond	Transamerica Life Insurance Company	54.83%
Transamerica Partners Inflation-Protected Securities	Stephen L. Lafrance Holdings, Inc.	6.17%
Transamerica Partners Inflation-Protected Securities	Arkansas Children’s Hospital	9.17%
Transamerica Partners Inflation-Protected Securities	IBT	6.11%
Transamerica Partners International Equity	Transamerica Life Insurance Company	10.28%
Transamerica Partners International Equity	Arkansas Children’s Hospital	5.16%
Transamerica Partners International Equity	IBT	8.48%
Transamerica Partners Large Core	Transamerica Life Insurance Company	6.95%
Transamerica Partners Large Core	Arkansas Children’s Hospital	7.06%

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Fund	Name of Investor	Percentage of Ownership
Transamerica Partners Large Core	IBT	9.43%
Transamerica Partners Large Growth	Arkansas Children’s Hospital	5.17%
Transamerica Partners Large Growth	National Public Radio, Inc.	5.33%
Transamerica Partners Large Growth	IBT	9.47%
Transamerica Partners Large Value	Transamerica Life Insurance Company	7.99%
Transamerica Partners Large Value	University Hospital Of Augusta, Georgia	5.77%
Transamerica Partners Large Value	IBT	7.95%
Transamerica Partners Mid Growth	Transamerica Life Insurance Company	26.22%
Transamerica Partners Mid Growth	Hartzell Propeller Inc.	5.28%
Transamerica Partners Mid Value	Transamerica Life Insurance Company	55.85%
Transamerica Partners Money Market	IBT	7.05%
Transamerica Partners Money Market	IBT	19.48%
Transamerica Partners Small Core	Arkansas Children’s Hospital	6.58%
Transamerica Partners Small Core	IBT	9.77%
Transamerica Partners Small Growth	Hartzell Propeller Inc.	11.12%
Transamerica Partners Small Growth	IBT	16.10%
Transamerica Partners Small Value	Yates Petroleum Corporation, Et Al.	7.94%
Transamerica Partners Small Value	Yates Petroleum Corporation, Et Al.	7.65%
Transamerica Partners Small Value	Clampitt Paper Co. Of Dallas	7.35%
Transamerica Partners Small Value	IBT	14.41%
Transamerica Partners Stock Index	Transamerica Life Insurance Company	32.63%

To the knowledge of Transamerica Partners Funds Group II, the following persons owned of record or beneficially 5% or more of a class of outstanding shares of the funds listed as of March 31, 2010:

Fund	Name of Investor	Percentage of Ownership
Transamerica Partners Institutional Balanced	The Halton Company	9.66%
Transamerica Partners Institutional Balanced	Applied Signal Technology, Inc	23.03%
Transamerica Partners Institutional Balanced	Oldcastle Glass, Inc.	7.53%
Transamerica Partners Institutional Balanced	Roman Catholic Archbishop Of San Francisco	5.51%
Transamerica Partners Institutional Balanced	Delnor Community Hospital	37.00%
Transamerica Partners Institutional Balanced	Island Peer Review Organization	5.10%
Transamerica Partners Institutional Core Bond	CGI	9.41%
Transamerica Partners Institutional Core Bond	Park Nicollet Health Services	6.19%
Transamerica Partners Institutional Core Bond	Park Nicollet Health Services	5.80%
Transamerica Partners Institutional High Quality Bond	Sony Computer Entertainment America LLC	6.01%
Transamerica Partners Institutional High Quality Bond	Applied Signal Technology, Inc.	6.01%
Transamerica Partners Institutional High Quality Bond	Pipe Fitters Local No. 533	18.52%
Transamerica Partners Institutional High Quality Bond	Prevea Clinic, Inc.	5.94%
Transamerica Partners Institutional High Quality Bond	Southcoast Hospitals Group, Inc.	6.66%
Transamerica Partners Institutional High Yield Bond	Willis North America Inc.	5.76%
Transamerica Partners Institutional High Yield Bond	Ascension Health	31.48%
Transamerica Partners Institutional High Yield Bond	Ascension Health	5.87%
Transamerica Partners Institutional Inflation-Protected Securities	Linear Technology Corporation	13.76%
Transamerica Partners Institutional Inflation-Protected Securities	Sony Computer Entertainment America LLC	5.45%
Transamerica Partners Institutional Inflation-Protected Securities	Southcoast Hospitals Group, Inc.	12.97%
Transamerica Partners Institutional Inflation-Protected Securities	BHS Management Services, Inc.	5.34%
Transamerica Partners Institutional Inflation-Protected Securities	Archdiocese of St. Louis	5.00%
Transamerica Partners Institutional International Equity	CGI	19.21%
Transamerica Partners International Equity	Archdiocese of St. Louis	5.45%
Transamerica Partners Institutional Large Core	Applied Signal Technology, Inc.	31.11%
Transamerica Partners Institutional Large Core	Q.E.D. Systems Inc.	5.28%

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Fund	Name of Investor	Percentage of Ownership
Transamerica Partners Institutional Large Core	Oldcastle Glass, Inc.	15.04%
Transamerica Partners Institutional Large Core	Ministry Health Care, Inc.	5.82%
Transamerica Partners Institutional Large Core	Medical Associates Of Woodhull PC	5.77%
Transamerica Partners Institutional Large Core	Integra Telecom, Inc.	8.77%
Transamerica Partners Institutional Large Growth	Applied Signal Technology, Inc.	6.06%
Transamerica Partners Institutional Large Growth	St. Joseph Health System	30.25%
Transamerica Partners Institutional Large Growth	Covenant Health System	6.81%
Transamerica Partners Institutional Large Value	Applied Signal Technology, Inc.	5.16%
Transamerica Partners Institutional Large Value	Linear Technology Corporation	13.06%
Transamerica Partners Institutional Large Value	Dunkin’ Brands, Inc.	5.72%
Transamerica Partners Institutional Large Value	Samaritan Medical Center	6.15%
Transamerica Partners Institutional Large Value	Daughters of Charity Health System	6.89%
Transamerica Partners Institutional Mid Growth	Integra Telecom, Inc.	11.19%
Transamerica Partners Institutional Mid Growth	Donald J. Fager & Associates, Inc.	8.66%
Transamerica Partners Institutional Mid Growth	Prevea Clinic, Inc.	5.14%
Transamerica Partners Institutional Mid Value	Ascension Health	13.69%
Transamerica Partners Institutional Mid Growth	Hexagon Metrology, Inc.	8.02%
Transamerica Partners Institutional Money Market	St. Joseph Health System	7.22%
Transamerica Partners Institutional Money Market	Serco Inc.	6.86%
Transamerica Partners Institutional Small Core	Applied Signal Technology, Inc.	21.74%
Transamerica Partners Institutional Small Core	The Halton Company	11.03%
Transamerica Partners Institutional Small Core	Oldcastle Glass, Inc.	7.99%
Transamerica Partners Institutional Small Core	Bangor Hydro Electric Company	5.51%
Transamerica Partners Institutional Small Core	Peppermill Casinos, Inc.	6.18%
Transamerica Partners Institutional Small Core	Saint Michael’s Medical Center, Inc.	8.27%
Transamerica Partners Institutional Small Growth	Community Hospitals Of Central California	8.93%
Transamerica Partners Institutional Small Growth	Hexagon Metrology, Inc.	17.27%
Transamerica Partners Institutional Small Growth	Otten, Johnson, Robinson, Neff & Ragonetti, P.C.	7.12%
Transamerica Partners Institutional Small Growth	Blood Systems, Inc.	24.00%
Transamerica Partners Institutional Small Growth	Southwest Washington Medical Center	24.28%
Transamerica Partners Institutional Small Growth	Southwest Washington Medical Center	5.65%
Transamerica Partners Institutional Small Value	Hexagon Metrology, Inc.	15.08%
Transamerica Partners Institutional Small Value	Canaccord Adams Inc.	6.82%
Transamerica Partners Institutional Small Value	Otten, Johnson, Robinson, Neff & Ragonetti, P.C.	14.55%
Transamerica Partners Institutional Small Value	Community Hospitals of Central California	10.54%
Transamerica Partners Institutional Small Value	Daughters of Charity Health System	45.61%
Transamerica Partners Institutional Stock Index	Willis North America Inc.	5.46%
Transamerica Partners Institutional Stock Index	St. Joseph Health System	5.11%

Unless otherwise noted, the address of each investor is c/o TAM, 570 Carillon Parkway, St. Petersburg, Florida 33716.

At March 31, 2010, Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), 440 Mamaroneck Avenue, Harrison, New York, NY 10528 and Diversified Investment Advisors Collective Trust (“CIT”), 4 Manhattanville Road, Purchase, New York 10577 owned the following percentage interests of the outstanding beneficial interests of the portfolios indicated (all such interests being held in separate accounts of TFLIC):

	TFLIC	CIT
Balanced	45.58%	4.84%
Core Bond	8.19%	30.87%
High Quality Bond	12.71%	39.49%
High Yield Bond	5.77%	26.21%
Inflation-Protected Securities	13.90%	12.92%
International Equity	15.79%	27.52%
Large Core	44.51%	10.72%
Large Growth	26.21%	19.25%
Large Value	25.40%	19.79%
Mid Growth	1.85%	35.15%

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	TFLIC	CIT
Mid Value	4.53%	11.91%
Money Market	4.65%	18.35%
Small Core	42.80%	11.59%
Small Growth	2.38%	34.49%
Small Value	2.40%	36.86%

As of March 31, 2010, the following persons owned of record or beneficially 5% or more of a class of outstanding interests of the S&P 500 Stock Master Portfolio.

Name and Address of Interestholder	Percentage of S&P 500 Stock Master Portfolio	Nature of Ownership
BlackRock S&P 500 Stock Fund	11%	Record
BlackRock Funds III
400 Howard Street
San Francisco, CA 94105
Transamerica Partners Stock Index	23%	Record
570 Carillon Parkway
St. Petersburg, FL 33716
Transamerica Partners Institutional Stock Index	39%	Record
570 Carillon Parkway
St. Petersburg, FL 33716
State Farm S&P 500 Index Fund	23%	Record
One State Farm Plaza
Bloomington, IL 61791

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that an interestholder is identified in the foregoing tables as the beneficial holder of more than 25% of a fund or portfolio or as the holder of record of more than 25% of a fund or portfolio and has voting and/or investment powers, such interestholder may be presumed to control the fund or portfolio.

Investment Advisory Services

Investment Advisers

TAM manages the assets of each fund and each portfolio (except the S&P 500 Stock Master Portfolio) pursuant to an Investment Advisory Agreement (a “TAM Advisory Agreement”) with the Transamerica Partners Trust, Transamerica Partners Institutional Trust or Transamerica Partners Portfolios, as the case may be, with respect to each such fund or portfolio, and subject to the investment policies described herein and in the Prospectus for the funds and portfolios, as applicable. Subject to such further policies as the Boards of Trustees of the Trusts and Transamerica Partners Portfolios may determine, TAM provides general investment advice to each such fund and each portfolio.

BlackRock Fund Advisors (“BFA”) manages the assets of the S&P 500 Stock Master Portfolio pursuant to an Investment Advisory Agreement with Master Investment Portfolio (the “BFA Advisory Agreement”). Subject to such further policies as the Boards of Trustees of the Trusts may determine, TAM provides general supervision of the Stock Index Funds’ investment in the S&P 500 Stock Master Portfolio.

BFA provides investment guidance and policy direction in connection with the management of the S&P 500 Stock Master Portfolio’s assets. As of December 31, 2009, BFA and its affiliates provided advisory services for assets in excess of $3.346 trillion.

BFA is a wholly-owned subsidiary of BlackRock Institutional Trust Company, N.A. (“BTC”), which in turn is indirectly wholly-owned by BlackRock, Inc. Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A. BFA, BTC, BlackRock Execution Services, BlackRock, Inc., and their affiliates deal, trade and invest for their own accounts in the types of securities in which the S&P 500 Stock Master Portfolio invests.

For each portfolio (except the S&P 500 Stock Master Portfolio), TAM or its predecessor has entered into an Investment Subadvisory Agreement (each a “Subadvisory Agreement”) with one or more sub-advisers.

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Each TAM Advisory Agreement provides that TAM may render services to others. Each TAM Advisory Agreement may be terminated without penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the fund or portfolio on 60 days’ written notice to TAM. Each TAM Advisory Agreement may be terminated by TAM on 90 days’ written notice to the fund or portfolio.

Each TAM Advisory Agreement will immediately terminate in the event of its assignment. Each TAM Advisory Agreement provides that the Adviser shall not be liable for any mistake in judgment or for certain other events, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

Each Subadvisory Agreement may be terminated at any time without the payment of any penalty by the Trustees, or by the vote of a majority of the outstanding voting securities of the portfolio, or by TAM. The sub-adviser may terminate the Agreement only upon giving 90 days’ advance written notice to TAM. Each Subadvisory Agreement will automatically terminate in the event of its assignment. Each Subadvisory Agreement provides that the sub-adviser shall be responsible only for managing the assets of the applicable portfolio in good faith and in accordance with the investment objectives, fundamental policies, and restrictions and shall not be liable for certain other events (each as listed in the applicable Subadvisory Agreement), except in the case of one or more of the following (depending on the provisions of the applicable Subadvisory Agreement): willful misfeasance, bad faith, negligence, gross negligence, breach of fiduciary duty, violation of law, or breach or reckless disregard of its obligations and duties under the Subadvisory Agreement.

The BFA Advisory Agreement is terminable without penalty on 60 days written notice by either party.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (AUSA), both of which are indirect wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

The funds and portfolios may rely on an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits TAM, subject to certain conditions, and without the approval of shareholders to: (1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment subadvisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser; (2) materially change the terms of any subadvisory agreement; and (3) continue the employment of an existing sub-adviser on subadvisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

Sub-Advisers

The sub-advisers make the day-to-day investment decisions for the portfolios (other than the S&P 500 Stock Master Portfolio, which is advised by BFA), subject in all cases to the general supervision of TAM. The sub-advisers (other than the sub-adviser to the Money Market Portfolio) are listed below, along with information they have provided regarding the compensation of certain investment management personnel, other accounts managed by each such person, and each such person’s ownership of securities of the funds that invest in the portfolio with respect to which such person has or shares management responsibility.

Aronson+Johnson+Ortiz, LP (“AJO”). AJO was founded in 1984 and became a registered investment adviser on December 11, 1984. AJO is owned and operated by 13 principals, with experience spanning portfolio management, security analysis, trading, consulting, public accounting, compliance, and econometrics.

Theodore R. Aronson, Stefani Cranston, Kevin M. Johnson, Gina Marie N. Moore, Martha E. Ortiz, R. Brian Wenzinger, and Christopher J. W. Whitehead (the “AJO Team”) are responsible for the day-to-day supervision of the Large Core Portfolio on behalf of AJO.

As of December 31, 2009, the AJO Team managed assets for (i) 18 other registered investment companies having approximately $4.8 billion in total assets (with AJO’s advisory fee being based on performance for 2 of such registered investment companies, which had approximately $80 million in total assets), (ii) 21 other pooled investment vehicles having approximately $3.0 billion in total assets (with AJO’s advisory fee being based on performance for 5 of such pooled investment vehicles, which had approximately $246 million in total assets), and (iii) 103 other accounts having approximately $12 billion in total assets (with AJO’s advisory fee being based on performance for 44 of such accounts, which had approximately $4.2 billion in total assets).

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Theodore R. Aronson, Stefani Cranston, Kevin M. Johnson, Gina Marie N. Moore, Martha E. Ortiz, R. Brian Wenzinger, and Christopher J. W. Whitehead (the “AJO Team”) are responsible for the day-to-day supervision of the Large Value Portfolio on behalf of AJO.

As of December 31, 2009, the AJO Team managed assets for (i) 18 other registered investment companies having approximately $3.8 billion in total assets (with AJO’s advisory fee being based on performance for 2 of such registered investment companies, which had approximately $80 million in total assets), (ii) 21 other pooled investment vehicles having approximately $3.0 billion in total assets (with AJO’s advisory fee being based on performance for 5 of such pooled investment vehicles, which had approximately $246 million in total assets), and (iii) 103 other accounts having approximately $12 billion in total assets (with AJO’s advisory fee being based on performance for 44 of such accounts, which had approximately $4.2 billion in total assets).

Compensation
Each of AJO’s portfolio managers is a principal of the firm. All principals are compensated through a fixed salary, equity-based cash distributions, and merit-based cash bonuses that are awarded entirely for contributions to the firm. Each calendar year-end, the managing principal of AJO, in consultation with the other senior partners, determines the bonus amounts for each portfolio manager. Bonuses can be a significant portion of a portfolio manager’s overall compensation. Bonus amounts are generally based on the following factors: net revenues and cash position of AJO; ownership percentage of the portfolio manager; and overall contributions of the portfolio manager to the operations of AJO. Portfolio managers may also be awarded non-cash compensation in the form of increased ownership in the firm. Although many of the firm’s fee arrangements are performance-based, no individual’s compensation is directly tied to account performance nor to the value of the assets held in particular funds, or even firm-wide assets. Presently AJO has no deferred compensation arrangements.

Conflicts of Interest
It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the funds on the one hand and other accounts for which the portfolio managers are responsible on the other. For example, portfolio managers may have conflicts of interest in allocating management time, resources, and investment opportunities among the funds and other accounts advised by the portfolio managers. Differences between accounts may lead to additional conflicts — accounts may differ in terms of fee structure (fixed versus performance-based), size (and, hence, absolute fee), restrictions, or investment strategy.

AJO has policies and procedures in place to mitigate potential conflicts of interest. For example, AJO’s fixed-fee schedules are standardized and all fixed-fee accounts of similar size and similar mandate are subject to AJO’s most-favored-nation fee policy. Investment opportunities and aggregated trades are both subject to policies requiring fair treatment across accounts, without regard to account size or fee type. All material conflicts are disclosed in AJO’s Form ADV.

Ownership of Securities
As of December 31, 2009, no member of the AJO Team beneficially owned securities in any of the funds that invest in the Large Core Portfolio and Large Value Portfolio.

BlackRock Financial Management, Inc. (“BlackRock”) BlackRock, a Delaware corporation, is a wholly-owned indirect subsidiary of BlackRock Inc. BlackRock is a registered investment adviser organized in 1994.

Curtis Arledge and Matthew Marra are responsible for the day-to-day supervision of the Core Bond Portfolio on behalf of BlackRock.

As of December 31, 2009, Mr. Arledge managed assets for (i) 31 other registered investment companies having approximately $18.70 billion in total assets, (ii) 5 other pooled investment vehicles having approximately $3.85 billion in total assets (with BlackRock’s advisory fee being based on performance for 2 of such pooled investment vehicles, which had approximately $2.69 billion in total assets), and (iii) 2 other accounts having approximately $975 million in total assets (with BlackRock’s advisory fee being based on performance for 1 of such pooled investment vehicles, which had approximately $204.8 million in total assets).

As of December 31, 2009, Mr. Marra managed assets for (i) 32 other registered investment companies having approximately $19.71 billion in total assets, (ii) 1 other pooled investment vehicle having approximately $317 million in total assets, and (iii) 8 other accounts having approximately $2.23 billion in total assets (with BlackRock’s advisory fee being based on performance for 1 of such accounts, which had approximately $629 million in total assets).

Stuart Spodek and Brian Weinstein are responsible for the day-to-day supervision of the Inflation-Protected Securities Portfolio on behalf of BlackRock.

As of December 31, 2009, Mr. Spodek managed assets for (i) 11 other registered investment companies having approximately $6.21 billion in total assets, (ii) 12 other pooled investment vehicles having approximately $2.8 billion in total assets (with BlackRock’s advisory fee being based on performance for 3 of such pooled investment vehicles, which had approximately $1.43

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billion in total assets), and (iii) 73 other accounts having approximately $21.05 billion in total assets (with BlackRock’s advisory fee being based on performance for 6 of such accounts, which had approximately $1.67 billion in total assets).

As of December 31, 2009, Mr. Weinstein managed assets for (i) 7 other registered investment companies having approximately $4.15 billion in total assets, (ii) 42 other pooled investment vehicles having approximately $6.71 billion in total assets (with BlackRock’s advisory fee being based on performance for 3 of such accounts, which had approximately $821.4 million in total assets), and (iii) 137 other accounts having approximately $44.67 billion in total assets (with BlackRock’s advisory fee being based on performance for 19 of such accounts, which had approximately $2.95 billion in total assets).

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Portfolios, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, the relevant benchmarks for the Funds include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Curtis Arledge

A combination of market-based indices (e.g., Barclays Capital Aggregate Index, Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index), certain customized indices and certain fund industry peer groups.

Matthew Marra

A combination of market-based indices (e.g., Barclays Capital Aggregate Index, Barclays Capital Universal Index, Barclays Capital Intermediate Government/Credit Index), certain customized indices and certain fund industry peer groups.

Stuart Spodek

A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance of fixed income funds is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable. Performance of equity funds is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in

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BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

          Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Arledge, Marra, Spodek and Weinstein have each received awards under the LTIP.

          Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Arledge, Marra, Spodek and Weinstein have each participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

          Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolios. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolios. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolios by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Arledge, Marra, Spodek and Weinstein currently manage certain accounts that are subject to performance fees. In addition, Messrs. Spodek and Weinstein assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts

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to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Ownership of Securities
As of December 31, 2009, Messrs. Arledge and Marra did not beneficially own securities in any of the Funds that invest in the Core Bond Portfolio. As of December 31, 2009, neither Mr. Spodek nor Mr. Weinstein beneficially owned any securities in any of the Funds that invest in the Inflation-Protected Securities Portfolio.

Columbus Circle Investors (“CCI”). CCI was established in 1975 as in-house managers for Gulf & Western Industries (now part of Viacom, Inc.) and has been a registered investment adviser since 1994.

Clifford Fox and Michael Iacono are responsible for the day-to-day supervision of the Mid Growth Portfolio on behalf of CCI.

As of December 31, 2009, Mr. Fox managed assets for (i) 4 other registered investment companies having approximately $ 379 million in total assets, (ii) 3 other pooled investment vehicles having approximately $ 95 million in total assets, and (iii) 113 other accounts having approximately $ 2,451 million in total assets. As of December 31, 2009, Mr. Iacono managed assets for (i) 1 other registered investment company having approximately $ 98 million in total assets, (ii) 0 other pooled investment vehicle having approximately $ 0 million in total assets, and (iii) 75 other accounts having approximately $ 1,091 million in total assets. CCI’s advisory fee was not based on the performance of such registered investment companies, pooled investment vehicles or other accounts.

Compensation
Columbus Circle Investors seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain investment professionals. Compensation structure is comprised of the following:

•

Base Salary. Each portfolio manager is paid a fixed base salary, which varies among portfolio managers depending on the experience and responsibilities of the portfolio manager. The firm’s goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

•

Bonus. Each portfolio manager is eligible to receive an annual bonus. Targeted bonus amounts vary among portfolio managers based on the experience level and responsibilities of the portfolio manager. Bonus compensation is based upon the performance of the investment strategy for which the portfolio manager is responsible and the role the portfolio manager plays in that performance. Value to the firm is related to the assets under management that employ the portfolio manager’s strategy as well as the part that success and the portfolio manager personally play in overall firm success. Portfolio managers who are partners receive quarterly bonus compensation based upon overall revenue generated by the products for which they are responsible.

•

Equity Payments. Portfolio managers who are partners of CCI receive quarterly distributions based upon their equity ownership share and firm profitability. We believe this structure allows us to retain highly qualified portfolio managers, as it provides the opportunity to share directly in the success of the business.

Each portfolio manger is eligible to participate in a competitive benefits package including health and retirement benefits (in the form of a 401(k) plan), which are available to all of Columbus Circle employees.

Conflicts of Interest CCI’s Code of Ethics includes, among others, the following statements related to conflicts of interest:
•	Columbus Circle Investors has an affirmative duty of utmost good faith to act solely in the best interests of its Advisory Clients.
•

Place the interests of our Advisory Clients first. In other words, as a fiduciary you must scrupulously avoid serving your own personal interests ahead of the interests of our Advisory Clients. You may not cause an Advisory Client to take action, or not to take action, for your personal benefit rather than the benefit of the Advisory Client.

•	You must not take any action in connection with your personal investments that could cause even the appearance of unfairness or impropriety.

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•

Avoid taking inappropriate advantage of your position. The receipt of investment opportunities, gifts or gratuities from persons seeking business with Columbus Circle Investors directly or on behalf of an Advisory Client could call into question the independence of your business judgment.

In addition, our compliance program is designed to address the specific conflicts of interest related to our business, and regularly reviewed, tested and managed accordingly.

Ownership of Securities
As of December 31, 2009, neither Mr. Fox nor Mr. Iacono beneficially owned securities in the funds that invest in the Mid Growth Portfolio.

Cramer, Rosenthal, McGlynn, LLC (“CRM”). CRM was founded in 1973 and is minority owned by Wilmington Trust.

Jay B. Abramson and Robert L. Rewey, III are responsible for the day-to-day supervision of the Mid Value Portfolio on behalf of CRM.

As of December 31, 2009, Mr. Abramson managed assets for (i) 6 other registered investment companies having approximately $1.07 billion in total assets, (ii) 3 other pooled investment vehicles having approximately $92.3 million in total assets (with CRM’s advisory fees being based on performance for all of such investment vehicles), and (iii) 161 other accounts having approximately $54.4 billion in total assets (with CRM’s advisory fees being based on performance for 2 of such accounts, which had approximately $320.6 million in total assets).

As of December 31, 2009, Mr. Rewey managed assets for (i) 5 other registered investment companies having approximately $1.0 billion in total assets, (ii) no other pooled investment vehicles, and (iii) 156 other accounts having approximately $4.1 billion in total assets (with CRM’s advisory fee being based on performance for 1 of such accounts, which had approximately $18.2 million in total assets).

Mr. Abramson and Mr. Rewey are generally responsible for multiple accounts with similar investment strategies. For example, the managers of CRM’s mid-cap value investment strategy are responsible for investment decisions for registered investment companies and separately-managed institutional accounts that pursue a mid-cap value investment strategy. Portfolio managers are compensated on portfolio management of the aggregate group of similar accounts rather than for a specific account.

Compensation
The compensation package for these portfolio managers consists of several components: base pay, annual incentive and long-term incentive. The base pay program provides a level of base pay that is competitive with the marketplace and reflects a portfolio manager’s contribution to CRM’s success. A 401(k) plan is also offered with a company matching component.

The annual incentive plan provides cash bonuses dependent on portfolio performance and individual contributions. The most significant portion of the bonus is determined based on the aggregate portfolio pre-tax performance results over one, two and three year periods relative to peer groups and benchmarks, and the remaining portion is based on certain qualitative factors discussed below.

The benchmark used to determine the bonuses of Mr. Abramson and Mr. Rewey is the Russell Midcap® Value Index.

Bonuses vary depending on the scope of accountability and experience level of the individual portfolio manager. An individual’s bonus is based upon relative performance of their assigned portfolios compared to a peer group and benchmark, and is generally geared to rewarding top quartile performance on a trailing three-year basis. Qualitative factors such as leadership, teamwork and overall contribution made during the year are also considered.

The long-term incentive plan provides an opportunity for experienced portfolio managers and other key contributors to CRM to be rewarded in the future depending on the achievement of financial goals and value creation. The plan, which is comprised of a profit-sharing component and option program, was created as a means of more closely aligning the interests of CRM professionals with that of the firm. The size of actual awards varies. The profit-sharing plan is based on the income of the firm. Option awards are comprised of member options in CRM. The value of the stock options is dependent upon CRM’s underlying valuation, as well as the exercise price. Options generally vest over a three-year period.

Conflicts of Interest
As an investment management firm with a diverse group of clients and various types of investment products, the firm and its personnel sometimes have conflicts of interest. You and your family have personal interests that may at times conflict with CRM

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client interests. We cannot completely eliminate conflicts of interest, but we must handle them properly. Conflicts of interest that are not properly handled may result in violations of law, liability for damages, and harm to our reputation for honest and fair dealing.

Conflicts of interest come in many shapes and sizes, and we can’t predict every type of conflict that may occur. Some conflicts can be handled with specific rules and procedures. Other conflicts must be addressed on a case by case basis using good judgment based upon our fundamental principles outlined below.

CRM expects its employees to be alert to conflicts of interest at all times, especially in any investments that are made in personal accounts, for both the employee and his or her family. Employees must also be sensitive to activities that might appear to others to involve conflicts of interest. There are many steps that an employee can take to reduce the likelihood of conflicts of interest, and CRM expects its employees to take these steps whenever possible.

Fundamental Principles for Addressing Conflicts of Interest

Here are the fundamental principles that CRM expects you to follow when you face a conflict of interest:

We Put Our Clients’ Interests First. Conflicts may arise between the interests of CRM or its personnel, on one hand, and CRM clients on the other hand. We resolve any conflicts between our interests and those of our clients in favor of our clients unless they have clearly agreed to a different approach. This principle is based on our fiduciary duty to our clients, which requires us to consider the best interests of our clients in everything we do.

We Resolve Conflicts Among Our Clients Fairly. There may be conflicts of interest among different CRM clients. For example if we have only a limited supply of an attractive investment, we may have conflicts allocating it among our clients. There may also be conflicts as a result of inconsistent holdings or transactions when we are pursuing different investment strategies for different clients.

We provide each client with the investment products or services to which the client is entitled and do not improperly favor one client over another. This does not mean we make the same investments for all clients or offer the same products or terms to all clients. However, we otherwise treat our clients on an equal footing, except in those cases where they agree or understand that there will be a different approach. In particular, except when otherwise agreed or understood by clients, we may not favor the interests of larger or more lucrative clients over the interests of other clients.

Don’t Try to Handle Conflicts of Interest Alone. It is very risky for you to handle a conflict of interest by yourself. Even if you try to handle it in good faith, you may not be sensitive to all the issues involved and it may appear to others that you were trying to take improper advantage of a client.

You should make sure that your supervisor is aware of any conflicts that arise affecting your work at CRM or your personal affairs. If, for any reason, you are not comfortable raising a conflict of interest with you supervisor, you should raise it with CRM’s General Counsel or a member of the Compliance Committee.

Specific Policies for Addressing Conflicts of Interest

CRM has adopted the following specific policies to help you address some conflicts of interest. You must strictly observe these policies. You must also be alert for conflicts of interest that are not covered by these policies and handle them according to the fundamental principles above.

Code of Ethics. This code governs your personal investing activity and is designed to help you comply with legal restrictions on your personal investments and honor your duties to CRM clients.

Trade Allocation Policy. This policy governs how securities trade and investment opportunities are allocated among different client accounts. It is designed to assure that all clients are treated fairly.

Policy Statement on Insider Trading. This policy aides you in the handling of any material, non-public information of which you may become aware.

Soft Dollar Policy. This policy addresses CRM’s policies in this area and is intended so that CRM’s use of soft dollars is done in compliance with applicable law and in the best interests of our clients and for the benefit of our clients.

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Ownership of Securities

As of December 31, 2009, Mr. Abramson beneficially owned between $100,001 and $500,000 in shares of securities in the funds that invest in the Mid Value Portfolio and Mr. Rewey beneficially owned between $100,001 and $500,000 in shares of securities in the funds that invest in the Mid Value Portfolio.

Eaton Vance Management. Eaton Vance Management was organized as a Massachusetts business trust in 1990 and is a wholly owned subsidiary of Eaton Vance Corp.

Linda Carter and Michael W. Weilheimer are responsible for the day-to-day supervision of the High Yield Bond Portfolio on behalf of Eaton Vance Management.

As of December 31, 2009, in addition to the Transamerica Partners High Yield Fund, Ms. Carter managed assets for (i) no other registered investment companies, (ii) 1 other pooled investment vehicles having approximately $96.1 million in total assets, and (iii) 12 other accounts having approximately $692 million in total assets. Eaton Vance Management’s advisory fee was not based on the performance for such other accounts.

As of December 31, 2009, in addition to the Transamerica Partners High Yield Fund, Mr. Weilheimer managed assets for (i) 4 other registered investment companies having approximately $5.1 billion in total assets, (ii) 2 other pooled investment vehicles having approximately $211.5 million in total assets (with Eaton Vance Management’s advisory fee being based on performance for 0 of such pooled investment vehicles which had approximately $0 million in total assets), and (iii) 12 other accounts having approximately $692 million in total assets. Eaton Vance Management’s advisory fee was not based on the performance for such registered investment companies or such other accounts.

Compensation

Compensation of Eaton Vance Management portfolio managers, including Ms. Carter and Mr. Weilheimer, and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase non-voting common stock of Eaton Vance Management’s corporate parent, Eaton Vance Corp., and/or restricted shares of Eaton Vance Corp.’s non-voting common stock. Eaton Vance Management investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Eaton Vance Management employees.

Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year-end of Eaton Vance Corp.

Eaton Vance Management compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts as opposed to peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. Performance is normally based on periods ending on the September 30th preceding fiscal year-end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance Management’s management not to provide a fair comparison, performance may be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. Performance is evaluated on a pre-tax basis. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. For funds with an investment objective other than total return (such as current income) consideration is given to the fund’s success in achieving its objective. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance. The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance Management seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.

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Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Eaton Vance Management and its parent company. Eaton Vance Management’s overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Eaton Vance Management portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Conflicts of Interest
It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of High Yield Bond Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among High Yield Bond Portfolio and other accounts he or she advises. In addition due to differences in the investment strategies or restrictions between High Yield Bond Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may, create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he or she believes is equitable to all interested persons. Eaton Vance Management has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern Eaton Vance Management’s trading practices, including among other things, the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Ownership of Securities
As of December 31, 2009, neither Ms. Carter nor Mr. Weilheimer beneficially owned securities in any of the funds that invest in the High Yield Bond Portfolio.

Fort Washington Advisors, Inc. (“FWIA”). FWIA, an Ohio corporation, was founded in 1990 and is the money management and primary investment arm of The Western and Southern Life Insurance Company.

Richard R. Jandrain III, Daniel J. Kapusta, Bihag N. Patel, CFA and David K. Robinson, CFA, are responsible for the day-to-day management of the Small Core Portfolio on behalf of FWIA.

As of December 31, 2009, each member of the FWIA team managed assets for (i) 1 other registered investment companies having approximately $36 million in total assets (FWIA’s advisory fee was not based on performance for such registered investment company); (ii) 0 pooled investment vehicles, and (iii) 13 other separately managed accounts having approximately $604 million in total assets (FWIA’s advisory fee was not based on performance of this pooled investment vehicle).

Compensation

All of FWIA’s portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of FWIA as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm’s President and approved by the Board of Directors.

Conflicts of Interest

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the fund). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities for performance based accounts. Fort Washington has adopted policies and procedures to address such conflicts.

Ownership of Securities
As of December 31, 2009, neither Messrs. Jandrain, Kapusta, Patel nor Robinson beneficially owned any securities in any of the funds that invest in the Small Core Portfolio.

Goldman Sachs Asset Management, L.P. (“GSAM®”). GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990 and is an affiliate of Goldman, Sachs & Co.

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Andrew Alford, Katinka Domotorffy and William Fallon are responsible for the day-to-day supervision of the Balanced Portfolio on behalf of GSAM for the portion of the Balanced Portfolio assigned to GSAM by TAM.

As of December 31, 2009, Mr. Alford, Mr. Fallon and Ms. Domotorffy each managed assets for (i) 59 other registered investment companies having approximately $15.9 billion in total assets, (with GSAM’s advisory fee being based on performance for 12 of such accounts, which had approximately, $2 billion in total assets), (ii) 64 other pooled investment vehicles having approximately $10.8 billion in total assets, (with GSAM’s advisory fee being based on performance for 30 of such accounts, which had approximately $4.3 billion in total assets), and (iii) 836 other accounts having approximately $61.3 billion in total assets (with GSAM’s advisory fee being based on performance for 52 of such accounts, which had approximately $21.5 billion in total assets).

Compensation

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.
The benchmarks for this Fund is: S&P 500 Index

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Conflicts of Interest
GSAM’s portfolio managers are often responsible for managing one or more other mutual funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than other funds, and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client. GSAM conducts period reviews of trades for consistency with these policies.

Ownership of Securities
As of December 31, 2009, Mr. Alford, Ms. Domotorffy nor Mr. Fallon beneficially owned securities in any of the funds that invest in the Balanced Portfolio. Due to GSAM’s internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Invesco Advisers, Inc. (“Invesco”). Invesco was formed in 1978 and is wholly owned by Invesco Ltd., a publicly-owned company whose shares are listed on the New York Stock Exchange under the symbol “IVZ.” Invesco Ltd. was originally incorporated in December 1935 under the laws of England and Wales.

Ralph Coutant, CFA, Anthony Munchak, CFA, Glen Murphy, CFA, Francis Orlando, CFA and Anthony Shufflebotham, CFA (the “Invesco Team”) are responsible for the day-to-day supervision of the Small Core Portfolio on behalf of Invesco.

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As of December 31, 2009, Messrs. Coutant, Murphy and Shufflebotham each managed assets for (i) 7 other registered investment companies, having approximately $625.1 million in total assets (Invesco’s advisory fee was not based on the performance of any such registered investment company), (ii) 21 other pooled investment vehicles having approximately $1.6 billion in total assets (with Invesco’s advisory fee being based on performance for 3 of such accounts, which had approximately $152.7 million in total assets), and (iii) 88 other accounts having approximately $8.1 billion in total assets (with Invesco’s advisory fee being based on performance for 17 of such accounts, which had approximately $2.1 billion in total assets).

As of December 31, 2009, Messrs. Munchak and Orlando each managed assets for (i) 6 other registered investment companies having approximately $507.5 million in total assets, (ii) 6 other pooled investment vehicles having approximately $306.9 million in total assets, and (iii) 31 other accounts having approximately $1.9 billion in total assets (with Invesco’s advisory fee being based on performance for 5 of such accounts, which had approximately $266.6 million in total assets).

Compensation
Invesco seeks to maintain a compensation structure that is competitively positioned to attract and retain high-caliber investment professionals. Our compensation approach closely links rewards to results at every level - focusing our people on the greatest opportunities to move our business forward while building value for client and shareholders.

The compensation and reward structure for investment professionals comprises three elements: base salary, annual incentive awards and long-term incentive awards.

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Base salary. Each investment professional is paid a base salary. The amount of salary is based upon an individual’s experience and responsibilities, set at an appropriate level as determined by an independent compensation survey of the investment management industry.

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Annual incentive award. Investment professionals are eligible for an annual incentive award, which may include cash, equity or both. The majority of the award is performance-driven, based on the success of the team’s overall investment and business results, as measured against client and IVZ benchmarks. A portion of the award is discretionary.

▪	Long-term equity incentive award. Investment professionals who are critical to Invesco’s future success are eligible for a long-term incentive award. These awards vest after a minimum of three years.

Decisions regarding compensation and rewards are made by local managers within the investment teams. These decisions are reviewed and approved collectively by senior leadership, which has responsibility for executing the compensation approach across the organization.

Investment professionals are also eligible to participate in benefit plans and other programs available to all employees.

Conflicts of Interest
Invesco operates under a Code of Ethics that describes our procedures for identifying and managing conflicts of interest. The primary tools are employee self-reporting and compliance monitoring of duplicate confirmation and statements of access employees received from broker-dealers with whom employees have opened personal brokerage accounts. We provide periodic training to our employees to remind them of their obligations under the Code of Ethics to disclose any outside business activities, contacts with brokerage firms or other third parties, contacts with clients and prospects, and personal securities holdings and transactions. Our compliance staff reviews the reports generated by employees against securities trading on behalf of clients. We also impose limits on the gifts and entertainment our employees can provide to, or receive from, all third parties.

In addition, Invesco has established various policies to address conflicts of interests including, but not limited to, the use of clients’ commission (“soft dollars”) to obtain research and brokerage services, error correction, and allocation of securities. The Compliance Department monitors and reviews compliance with these policies and the Chief Compliance Officer will report any material violations to the Risk Management Committee.

Upon discovering a material violation of the Code, the Compliance Department will notify Invesco’s Chief Compliance Officer (CCO). The CCO will notify the Risk Management Committee of any material violations at the next regularly scheduled meeting.

The Compliance Department will issue a letter of education to the Covered Persons involved in violations of the Code that are determined to be inadvertent or immaterial. Invesco may impose additional sanctions in the event of repeated violations or violations that are determined to be material or not inadvertent, including disgorgement of profits, a letter of censure or suspension, or termination of employment.

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Ownership of Securities
As of December 31, 2009, no member of the Invesco Team beneficially owned securities in any of the funds that invest in the Small Core Portfolio.

Jennison Associates LLC (“Jennison”). Jennison has provided investment advisory services since 1969. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017.

Blair A.. Boyer, Michael A. Del Balso and Spiros “Sig” Segalas, are responsible for the day-to-day management of the Large Growth Portfolio on behalf of Jennison.

As of December 31, 2009, Mr. Boyer managed assets for (i) 5 other registered investment companies having approximately $3.1 billion in total assets; (ii) 3 other pooled investment vehicles having approximately $371 million in total assets, and (iii) 27 other separately managed accounts having approximately $2.7 billion in total assets.

As of December 31, 2009, Mr. Del Balso managed assets for (i) 11 other registered investment companies having approximately $10.1 billion in total assets; (ii) 5 other pooled investment vehicles having approximately $874 million in total assets, and (iii) 6 other separately managed accounts having approximately $704 million in total assets (Other separately managed accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios).

As of December 31, 2009, Mr. Segalas managed assets for (i) 14 other registered investment companies having approximately $21.2 billion in total assets; (ii) 2 other pooled investment vehicles having approximately $223 million in total assets (Jennison’s advisory fee was not based in performance for such registered investment companies); (iii) 1 other pooled investment vehicle subject to a performance fee having approximately $8 million in total assets (Mr. Segalas only manages a portion of the account. The market value shown reflects the portion of the account managed by Mr. Segalas), and (iv) 9 other separately managed accounts having approximately $2.1 billion in total assets.

Compensation
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominately Jennison managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors reviewed for the portfolio managers are listed in order of importance.

The following primary quantitative factor is reviewed for the portfolio managers: one and three year pre-tax investment performance of groupings of accounts (a “Composite”) relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.

The qualitative factors reviewed for the portfolio managers may include: historical and long-term business potential of the product strategies; qualitative factors such as teamwork and responsiveness; and other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

Conflicts of Interest

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

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Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.

Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager

Ownership of Securities
As of December 31, 2009, Blair Boyer, Michael Del Balso and Spiros Segalas did not beneficially own any equity securities in the fund.

J.P. Morgan Investment Management Inc. (“JPMorgan”). The principal business address of JPMorgan is 245 Park Avenue, New York, 10167.

Gloria Fu, CFA, Lawrence Playford, CFA and Jonathan K. L. Simon, are responsible for the day-to-day management of the Mid Value on behalf of JPMorgan.

As of December 31, 2009, Ms. Fu managed assets for (i) 7 other registered investment companies having approximately $6,715 million in total assets; (ii) 1 other pooled investment vehicles having approximately $266 million in total assets, and (iii) 24 other separately managed accounts having approximately $1,627 million in total assets.

As of December 31, 2009, Mr. Playford managed assets for (i) 7 other registered investment companies having approximately $6,715 million in total assets; (ii) 1 other pooled investment vehicles having approximately $266 million in total assets, and (iii) 24 other separately managed accounts having approximately $1,627 million in total assets.

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As of December 31, 2009, Mr. Simon managed assets for (i) 10 other registered investment companies having approximately $7,332 million in total assets; (ii) 5 other pooled investment vehicles having approximately $1,098 million in total assets, and (iii) 28 other separately managed accounts having approximately $1,884 million in total assets.

Compensation

JPMorgan’’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMorgan or its affiliates. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Conflicts of Interest
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the funds. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JPMorgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the funds or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JPMorgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JPMorgan or its affiliates could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JPMorgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMorgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JPMorgan’s or its affiliates’ overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan or its affiliates manages accounts that engage in short sales of securities of the type in which the funds invest, JPMorgan or its affiliates could be seen as harming the performance of the funds for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

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As an internal policy matter, JPMorgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMorgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.

The goal of JPMorgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMorgan and its affiliates have policies and procedures designed to manage conflicts. JPMorgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JPMorgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMorgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan or its affiliates so that fair and equitable allocation will occur over time.

Ownership of Securities
As of December 31, 2009, the portfolio managers did not beneficially own any equity securities in the funds.

Merganser Capital Management, Inc. (“Merganser”). Merganser was established as a registered investment advisor and a subsidiary of Polaroid Corporation in 1985. Merganser’s founding principals acquired the firm from Polaroid in 1987, and it began operating as an independent entity. In 2000, one of the co-founders retired and sold his interest back to the firm. At the same time, the company was reformed legally from a Subchapter-S corporation to a limited partnership, and several of the company’s senior employees became partners of Merganser. In October of 2008, Merganser was acquired by Annaly Capital Management Inc. Merganser became a wholly owned subsidiary of Annaly, operating under the name Merganser Capital Management, Inc.

Peter S. Kaplan and Douglas A. Kelly are responsible for the day-to-day supervision of the High Quality Bond Portfolio on behalf of Merganser.

As of December 31, 2009, Mr. Kelly and Mr. Kaplan each managed assets for (i) 6 other pooled investment vehicles having approximately $250 million in total assets, and (ii) 60 other accounts having approximately $4.7 billion in total assets. Merganser’s advisory fee was not based on the performance of any of such pooled, investment vehicles or other accounts.

Compensation

The compensation of Mr. Kaplan and Mr. Kelly consists of salary and bonus. Each manager’s salary is determined by his overall job performance and value to Merganser and bonus is based on a formula that is the same for all non-marketing employees of Merganser. This formula is based on salary level and Merganser’s change in revenue from year to year. No portion of either manager’s compensation is based in any way on the assets of the High Quality Bond Portfolio or its performance.

Conflicts of Interest

I.	Personnel Matters
	A.	Code of Conduct
		1.	Conflicts of Interest and Employee Conduct

Policy – Conflicts of Interests and Employee Conduct

Purpose

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The Code of Conduct has been established to communicate policies of professional conduct and ethical behavior applicable to all officers, directors and employees (“Employees”) of Merganser Capital Management, Inc. (“Company”).

Background

No set of rules or policies can presume to fully define “professional behavior” or “ethical conduct.” These terms, by definition, are broad concepts and subject to interpretation and personal bias. Nevertheless, a written set of policies will help to minimize misunderstandings about what is considered appropriate conduct by the Company. Also, in matters of personal behavior, there is no substitute for common sense. If there are doubts or questions about the appropriateness of a certain action, either do not pursue this course of action or seek guidance from the Chief Compliance Officer.

Policy:

1. Application.
The Code of Conduct applies to all employees and extends to activities within and outside their duties at Merganser.

2. Legal and Ethical Violations.

Employees shall not knowingly participate in, or assist any acts in violation of any applicable law, rule, or regulation of any government, governmental agency, or regulatory organization governing the investment advisory industry.

3. Conflicts of Interest.

Employees shall not enter into or engage in a security transaction or business activity or relationship, which may result in any financial or other conflict of interest between themselves, clients or Merganser. Employees shall also disclose to Merganser all matters that could reasonably be expected to interfere with their duty to Merganser, or with their ability to render unbiased and objective advice.

4. Priority of Transactions.

Employees shall conduct themselves in such a manner that transactions for clients and Merganser have priority over transactions in securities or other investments of which they are beneficial owners, and so that transactions in securities or other investments in which they have such beneficial ownership do not operate adversely to clients’ and Merganser’s interests.

5. Use of Material Nonpublic Information.

Merganser forbids Employees from trading, either personally or on behalf of others (such as private accounts managed by Merganser), on material nonpublic information or communicating material nonpublic information to others in violation of the law. This conduct is frequently referred to as “insider trading.”

6. Duty to the Company.

      Employees shall not undertake independent practice, which could result in compensation or other benefit in competition with Merganser unless they have received written consent from both Merganser’s Chief Compliance Officer and the person, or entity for which they undertake independent employment or services.

7. Preservation of Confidentiality.

Employees shall preserve the confidentiality of information communicated by a client concerning matters within the scope of the confidential relationship, unless they receive information concerning illegal activities on the part of the client. Information relating to illegal activities should be communicated as soon as practicable to the Chief Compliance Officer or designee.

8. Implementation.

The Chief Compliance Officer is responsible for the implementation of the Code of Conduct, and reports to the President. He is required to formally meet with the President once a year to review the status of compliance with this policy, but may meet with the President at any time to seek guidance or to discuss matters requiring immediate attention.

9. Acknowledgement.

All Employees must read and acknowledge receipt of a copy of this Code of Conduct. Questions regarding the policy or its implementation should be reviewed with the Chief Compliance Officer or designee.

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2. Insider Trading

Policy - Insider Trading

Purpose:

The purpose of this Policy is to ensure that Merganser’s employees do not violate the laws governing the use of insider information.

Background:

Merganser’s reputation and the respect of those with whom it deals are among its most important assets.

Policies:

1.	Employees may not trade securities personally or on behalf of others (such as private accounts managed by Merganser) while in possession of material nonpublic information (trading by an insider).

2.

Employees may not trade securities personally or on behalf of others (such as private accounts managed by Merganser) where the information was disclosed to them by an insider in violation of the insider’s duty to keep the information confidential or was misappropriated (trading by a non-insider).

3.	Employees may not communicate material nonpublic information to others in violation of the law.

Procedures - Insider Trading

Purpose:

The purpose of these procedures is to establish what is considered insider information, what Merganser employees may and may not due when in possession of this information, and establish the penalties for “insider trading.”

Definitions and Limitations:

The term “insider trading” is not defined in the federal securities law, but generally is used to refer to the use of material nonpublic information to trade in securities (whether or not one is an “insider”) or to communications of material nonpublic information to others.

Who is considered an “insider?”

The concept of “insider” is broad. It includes officers, directors, and employees of a company. In addition, a person can be a “temporary insider” if he or she enters into a special confidential relationship in the conduct of a company’s affairs and as a result is given access to information solely for the company’s purposes. A temporary insider can include, among others, a company’s attorneys, accountants, consultants, bank lending officers, and the employees of such organizations. In addition, Merganser may become a temporary insider of a company it advises or for which it performs other services. According to the Supreme Court, Merganser must expect the outsider to keep the disclosed nonpublic information confidential and the relationship must at least imply such a duty before the outsider will be considered an insider.

What is Nonpublic Information?

Information is nonpublic until it has been effectively communicated to the market place. One must be able to point to some fact to show that the information is generally public. For example, information found in a report filed with the SEC, or appearing in Dow Jones, Reuters Economic Services, The Wall Street Journal or other publications of general circulation would be considered public.

What is Material Information?

Trading on inside information is not a basis for liability unless the information is material. “Material information” generally is defined as information for which there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions, or information that is reasonably certain to have a substantial effect on the price of a company’s securities.

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Information that officers, directors, and employees should consider material includes, but is not limited to: dividend changes, earnings estimates, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidation problems, and extraordinary management developments.

Material information does not have to relate to a company’s business. For example, in Carpenter v. U.S., 108 U.S. 316 (1987), the Supreme Court considered as material certain information about the contents of a forthcoming newspaper column that was expected to affect the market price of a security. In that case, a Wall Street Journal reporter was found criminally liable for disclosing to others the dates that reports on various companies would appear in the Journal and whether those reports would be favorable or not.

Procedures:

The following procedures have been established to aid the officers, directors, and employees of Merganser in avoiding insider trading, and to aid Merganser in preventing, detecting and imposing sanctions against insider trading. Every officer, director and employee of Merganser must follow these procedures or risk serious sanctions, including dismissal, substantial personal liability and criminal penalties.

1.

Before trading for yourself or others, including accounts you may manage in a fiduciary capacity, in the securities of a company about which you may have potential inside information, ask yourself the following questions:

	a.	Is the information material?
	b.	Is this information that the investor would consider important in making his or her investment decisions?
	c.	Is this information that would substantially affect the market price of the securities if generally disclosed?
	d.	Is the information nonpublic?
	e.	To whom has this information been provided?
	f.	Has the information been effectively communicated to the marketplace by being published in Reuters, The Wall Street Journal or other publications of general circulation?

2.

If, after the consideration of the above, you believe that the information is material and nonpublic, or if you have questions as to whether the information is material and nonpublic, you should take the following steps:

	a.	Report the matter immediately to the Chief Compliance Officer.
	b.	Do not purchase or sell the securities on behalf of yourself or others, including investment companies or private accounts managed by the Company.
	c.	Do not communicate the information inside or outside the Company, other than to the Chief Compliance Officer.
d.

After the Chief Compliance Officer has reviewed the information, you will either be instructed to continue the prohibitions against trading and communication or you will be allowed to trade and communicate the information.

3.	Employees who trade on, or communicate to others, may be subjected to severe penalties. Both the employee and Merganser may be penalized severely for “insider” trading. The penalties may include:

	a.	Civil injunctions.
	b.	Treble damages and disgorgement of profits.
	c.	Jail sentences.
	d.	Fines for the person who committed the violation of up to three times the profit gained or loss avoided, whether or not the person actually benefited, and
	e.	Fines for the employer or other controlling person up to the greater of $1,000 or three times the amount of the profit gained or loss avoided.

4.	In addition, any violation of the policy statement can be expected to result in serious sanctions by Merganser, including dismissal of the persons involved.

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5.

Employees should restrict access to material nonpublic information including persons within Merganser. In addition care should be taken to ensure such information is secure. For example, files containing material nonpublic information should be sealed; access to computer files containing material nonpublic information should be restricted.

6.

The prevention of insider trading violations requires constant attention. Your suggestions may contribute in a critical way to the effectiveness of these procedures. If you become aware of any situation that may possibly result in an insider trading violation, you should report the situation to the Chief Compliance Officer immediately. Such a situation could involve an indiscreet member of management or the staff, or it could relate to the manner in which written communications of material nonpublic information are disseminated or otherwise handled by employees. Your suggestions for improving these procedures are always welcome and will be considered in your overall job evaluation.

Ownership of Securities

As of December 31, 2009, neither Mr. Kaplan nor Mr. Kelly beneficially owned any securities in any of the funds that invest in the High Quality Bond Portfolio.

Mesirow Financial Investment Management, Inc. (“Mesirow Financial”). Mesirow Financial was established in 1974, and is a majority employee-owned indirect subsidiary of Mesirow Financial Holdings, Inc., a diversified financial services firm.

Susan Schmidt and Rosa Welton are responsible for the day-to-day supervision of the Small Value Portfolio on behalf of Mesirow Financial.

As of December 31, 2009, each member of the Mesirow Financial team managed assets for (i) 2 other pooled investment vehicles having approximately $58.9 million in total assets, and (ii) 30 other accounts having approximately $897.3million in total assets. As of December 31, 2009, no member of the Mesirow Financial team managed assets for other registered investment companies.

Compensation

Portfolio manager compensation generally consists of a base salary, bonus, retirement plan, and the opportunity to purchase Mesirow Financial stock. The bonus is based on a number of objective and subjective factors, including portfolio performance, assets under management, new business development, client satisfaction, research contribution, and profitability of Mesirow Financial. Portfolio performance is measured against the Russell 2000® Value Index. Due to the team-based investment process, the weighting given to portfolio performance is equal for all team members.

Conflicts of Interest

The Mesirow Financial, Inc. Code of Ethics applies to the activities of Mesirow Financial Investment Management, Inc., a registered investment advisor under the Investment Advisors Act of 1940 (hereinafter collectively referred to as “Mesirow Financial”).

The philosophy of Mesirow Financial is to avoid any conflict of interest, or the appearance of any conflict of interest between the investment activities of Mesirow Financial and the personal investment transactions of the directors, officers and employees (hereinafter “employees”) of Mesirow Financial.

SEC rules and regulations require that Mesirow Financial establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Mesirow Financial might take advantage of that knowledge for their own benefit. This Code of Ethics has been adopted by Mesirow Financial to meet those concerns and satisfy the legal requirements.

Mesirow Financial has also adopted policies on employee trading and securities transactions as part of our Standards of Conduct. All employee trades must be pre-cleared and a record must be provided to Mesirow Financial’s director of operations and to the Compliance department. We maintain a restricted list of securities held and a blackout list of securities that have ongoing transactions. Employees may not trade in a security until a minimum of 24 hours after a security is removed from the blackout list.

Also, Mesirow Financial Investment Management, Inc. is compliant with the safe harbor provided by SEC Rule 28e of the Investment Advisers Act of 1940 for the use of soft dollars.

Also, Mesirow Financial Investment Management, Inc. has implemented policies to avoid any conflict of interest, or the appearance of any conflict of interest between the investment activities of similar clients, including fair trade allocation and equal access to investment opportunities.

We are not aware of any conflicts of interest between Mesirow Financial Investment Management, Inc. or its employees and the client’s best interest. Should such a conflict of interest arise, we will immediately notify your organization.

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Ownership of Securities

As of December 31, 2009, neither Ms. Schmidt nor Ms. Welton owned securities in any of the funds that invest in the Small Value Portfolio.

OFI Institutional Asset Management, Inc. (“OFII”). OFFI is a subsidiary of OppenheimerFunds, Inc. OFII has been registered with the Securities and Exchange Commission as an investment adviser since 2001.

David E. Schmidt is the portfolio manager responsible for the day-to-day supervision of the Large Growth Portfolio on behalf of OFII.

As of December 31, 2009, the portfolio manager managed assets for (i) four other registered investment companies having approximately $806.5 million in total assets (with none of OFII’s advisory fees being based on performance for such registered investment companies), (ii) five other pooled investment vehicles having approximately $406.6 million in total assets (with none of OFII’s advisory fees being based on performance for such pooled investment vehicles), and (iii) thirty one other accounts having approximately $614.8 million in total assets (with OFII’s advisory fee being based on performance for two of such accounts, which had approximately $27.8 million in total assets).

Compensation
The fund’s portfolio manager is employed and compensated by OFII, not the fund. Under OFII’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OFII. This is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors. OFII’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. The portfolio manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OFII’s holding company parent. Senior portfolio managers may also be eligible to participate in OFII’s deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OFII attract and retain talent. The annual discretionary bonus is determined by senior management of OFII and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio manager’s compensation is not based on the total value of the fund’s assets, although the fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds managed by the portfolio manager. The compensation structure of the other funds and accounts currently managed by the portfolio manager is the same as the compensation structure of the fund, described above.

Conflicts of Interest
The portfolio manager that manages and services the portfolio on behalf of OFII also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the portfolio. That may occur whether the investment strategies of the other funds and accounts are the same as, or different from, the portfolio’s investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the portfolio and another fund or account having similar objectives or strategies, or the portfolio manager may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the portfolio. Not all funds and accounts advised by OFII have the same management fee or structure, and certain funds and accounts have performance-based fees. If the management fee structure of another fund or account is more advantageous to OFII than the fee structure of the portfolio, OFII could have an incentive to favor the other fund or account. However, OFII’s compliance procedures and Code of Ethics recognize OFII’s fiduciary obligations to treat all of its clients, including the portfolio, fairly and equitably, and are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the portfolio manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the portfolio.

In addition, from time to time, the portfolio manager on behalf of OFII may manage funds and accounts for OFII or affiliates of OFII in the same or similar investment objectives or strategies (“Affiliated Accounts”). The portfolio manager and OFII may have potential conflicts of interest in connection with the allocation of investments or transaction decisions for the portfolio, including in situations in

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which OFII, its affiliates and their personnel may have interests in the investment being allocated and situations where the Affiliated Accounts may receive certain of the investments being allocated. Moreover, the advice provided by the portfolio manager and OFII to the Affiliated Accounts may compete or conflict with the advice provided to the portfolio or may involve a different timing or course of action taken than with respect to the portfolio. Further, OFII, its affiliates and Affiliated Accounts may buy or sell positions while the portfolio is undertaking the same or a differing strategy, which could disadvantage the portfolio. In addition, transactions in investments by one or more other client accounts, Affiliated Accounts, OFII or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the portfolio. OFII or its affiliates may acquire confidential or material non-public information pertaining to an issuer or the issuer’s securities which may prevent or prohibit OFII from providing investment advice to the portfolio and Affiliated Accounts with respect to such issuer or the issuer’s securities irrespective of an account’s investment objective or guidelines. Moreover, OFII and its affiliates may have ownership interests in issuers or broker-dealers which may prevent OFII or its affiliates from purchasing securities or other instruments from such issuers or broker-dealers. OFII and its affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences to the portfolio and Affiliated Accounts, which may cause the portfolio to be unable to engage in certain activities.

Ownership of Securities
As of December 31, 2009, Mr. Schmidt did not beneficially own securities in any of the funds that invest in the Large Growth Portfolio.

Perimeter Capital Partners LLC (“Perimeter”). Perimeter, a registered investment adviser, was founded in 2006.

James N. Behre and Mark D. Garfinkel, CFA, are responsible for the day-to-day supervision of the Small Growth Portfolio on behalf of Perimeter.

As of December 31, 2009, Mr. Behre and Mr. Garfinkel managed assets for (i) 2 other registered investment companies having approximately $497 million in total assets and (ii) 32 other accounts having approximately $525.3 million in total assets. Perimeter’s advisory fee was not based on performance for such pooled investment vehicles or other accounts.

Compensation

Perimeter offers all employees salaries that are competitive with industry norms. All full-time employees, including portfolio managers, are provided a benefits package on substantially similar terms. Additionally, Perimeter has instituted a bonus pool, which will further compensate investment management employees based on assets under management, performance, client retention, and contribution to the team. Mr. Behre and Mr. Garfinkel earn cash compensation in the form of a base salary, which currently comprises the largest percentage of the portfolio manager’s compensation. Neither the portfolio manager nor any member of the investment team receives direct compensation from the fund or account under management. Every member of the investment team has equity ownership in the firm, and the preponderance of their compensation will be driven by this factor.

Conflicts of Interest

Perimeter expects all employees to adhere to the highest standards with respect to any potential conflicts of interest with clients – simply stated, no Employee should ever enjoy a benefit at the detriment of any client.

Further all persons associated with Perimeter are expected to preserve the confidentiality of information that they may obtain in the course of our business and to use such information properly and not in any way adverse to clients’ interests, subject to the legality of such information.

Perimeter expects all employees to conduct their personal financial affairs in a prudent manner, avoiding any action that could compromise their ability to deal objectively with clients.

Perimeter’s Personal Security Transaction Policy is designed to not only ensure its technical compliance with Rule 204A-1, but also to mitigate any potential material conflicts of interest associated with employees’ personal trading activities. If Perimeter discovers that an employee is personally trading contrary to the policies set forth above, the employee shall meet with the CCO to review the facts surrounding the transactions.

Third-party compliance partner ACA Compliance Group will also conduct testing of employee transactions versus transactions completed on behalf on clients for any conflicts. If any conflicts are found, ACA will bring those to the attention of Perimeter’s CCO.

Ownership of Securities
As of December 31, 2009, neither Mr. Behre nor Mr. Garfinkel beneficially owned securities in any of the funds that invest in the Small Growth Portfolio.

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Transamerica Asset Management, Inc. (“TAM”). TAM’s principal office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716.

Christopher A. Staples, CFA and Jonathan Oldroyd, CFA (the “TAM Team”) are responsible for the day-to-day supervision of the Transamerica Asset Allocation Funds.

As of December 31, 2009, each member of the TAM Team did not manage assets for other registered investment, other pooled investment vehicles or other accounts.

Compensation

The portfolio managers are compensated through a fixed salary and cash bonuses that are awarded for contributions to the firm. Generally, annually, the executive officers of TAM, in consultation with the other senior management, determines the bonus amounts for each portfolio manager. Bonuses may be a significant portion of a portfolio manager’s overall compensation. Bonuses are not guaranteed. Presently we have no deferred compensation arrangements.

Conflicts of Interest

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the funds on the one hand and other accounts for which the portfolio managers are responsible on the other.

TAM has policies and procedures in place to mitigate potential conflicts of interest.

Ownership of Securities
As of December 31, 2009, no member of the TAM Team beneficially owned securities in the Transamerica Asset Allocation Funds.

Thornburg Investment Management, Inc. (“Thornburg”). Thornburg is an employee-owned investment management company based in Santa Fe, New Mexico with assets under management of $52.5 billion (as of December 31, 2009). Founded in 1982, the firm manages seven equity funds, nine bond funds, and separate portfolios for select institutions and individuals.

William V. Fries, CFA, Wendy Trevisani and Lei Wang, CFA, (the “Thornburg Team”) are responsible for the day-to-day management of the International Equity Portfolio on behalf of Thornburg.

As of December 31, 2009, Mr. Fries managed assets for (i) 18 other registered investment companies having approximately $24 billion in total assets, (Thornburg’s advisory fee was not based on the performance of any such registered investment company), (ii) 13 other pooled investment vehicles having approximately $1.9 billion in total assets (Thornburg’s advisory fee was not based on the performance of any such pooled investment vehicle), and (iii) 3,125 other accounts having approximately $7.6 billion in total assets (with Thornburg’s advisory fee based on the performance of 1 of such accounts, which had approximately $73 million in total assets).

As of December 31, 2009, Ms. Trevisani managed assets for (i) 12 other registered investment companies having approximately $19.6 billion in total assets, (Thornburg’s advisory fee was not based on the performance of any such registered investment company), (ii) 11 other pooled investment vehicles having approximately $975 million in total assets (Thornburg’s advisory fee was not based on the performance of any such pooled investment vehicle), and (iii) 7,187 other accounts having approximately $7.9 billion in total assets (with Thornburg’s advisory fee based on the performance of 1 of such accounts, which had approximately $73 million in total assets).

As of December 31, 2009, Mr. Wang managed assets for (i) 12 other registered investment companies having approximately $19.6 billion in total assets, (Thornburg’s advisory fee was not based on the performance of any such registered investment company), (ii) 7 other pooled investment vehicles having approximately $939 million in total assets (Thornburg’s advisory fee was not based on the performance of any such pooled investment vehicle), and (iii) 31 other accounts having approximately $31 billion in total assets (with Thornburg’s advisory fee based on the performance of 1 of such account, which had approximately $73 million in total assets).

Compensation

The compensation of each co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager also owns equity shares in Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, multiple year historical total return of accounts managed by the manager, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating

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returns, relative to overall return. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest

Most investment advisers and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of a fund’s investments and the manager’s management of other accounts. These conflicts could include:

– Allocating a favorable investment opportunity to one account but not another.

– Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

– Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

– Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

Thornburg has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the fund’s investments and the manager’s management of other accounts. Thornburg has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Ownership of Securities
As of December 31, 2009, no member of the Thornburg Team beneficially owned securities in International Equity Portfolio.

Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets. The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

Timothy J. McCormack, CFA, and Shaun F. Pedersen (each, an “Investment Professional”) are responsible for the day-to-day supervision of the Small Core Portfolio on behalf of Wellington Management.

In connection with providing investment advisory services to our clients, Wellington Management has ongoing arrangements to disclose non-public portfolio holdings information to the following parties:

Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

FactSet Research Systems Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

Glass, Lewis & Co. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.

Investment Technology Group, Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.

As of December 31, 2009, Mr. McCormack managed assets for (i) 7 other registered investment companies having approximately $940.5 million in total assets (Wellington’s advisory fee was not based on the performance of any such registered investment companies), (ii) 4 other pooled investment vehicles having approximately $308 million in total assets (Wellington Management’s

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advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 20 other accounts having approximately $1,003 million in total assets (Wellington Management’s advisory fee was not based on the performance of any such accounts).

As of December 31, 2009, Mr. Pedersen managed assets for (i) 8 other registered investment companies having approximately $957.1 million in total assets (Wellington Management’s advisory fee was not based on the performance of any such registered investment companies), (ii) 4 other pooled investment vehicles having approximately $183.7 million in total assets (Wellington Management’s advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 20 other accounts having approximately $1,003 million in total assets (Wellington Management’s advisory fee was not based on the performance of any such accounts).

Paul E. Marrkand, CFA (an “Investment Professional”) is responsible for the day-to-day supervision of the Large Growth Portfolio on behalf of Wellington Management.

As of December 31, 2009, Mr. Marrkand managed assets for (i) 3 other registered investment companies having approximately $4.3 billion in total assets (with Wellington Management’s advisory fee being based on performance for one of such registered investment companies, which had approximately $3.3 billion in total assets), and (ii) 6 other pooled investment vehicles having approximately $633.2 million in total assets (Wellington Management’s advisory fee was not based on the performance of any such pooled investment vehicles), and (iii) 5 other accounts having approximately $1 billion in total assets (Wellington Management’s advisory fee was not based on the performance of any such other accounts).

Compensation

Wellington Management receives a fee based on the assets under management of each portfolio as set forth in the Investment Subadvisory Agreements between Wellington Management and Transamerica Asset Management, Inc. on behalf of each portfolio. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each portfolio. The following information relates to the fiscal year ended December 31, 2009.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Investment Professionals includes a base salary and incentive components. The base salaries for Messrs. Marrkand and McCormack, who are partners of Wellington Management, are determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salary for Mr. Pedersen is determined by his experience and performance in his role as an Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.

Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the portfolio managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant portfolio is linked to the gross pre-tax performance of the portion of the portfolio managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on the three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Marrkand and McCormack are partners of the firm.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Small Core Portfolio	Russell 2000® Value Index
Large Growth Portfolio	Russell 1000® Growth Index

Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies,

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foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Investment Professional generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant portfolio. The Investment Professionals make investment decisions for each account, including the relevant portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant portfolio.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant portfolio, or make investment decisions that are similar to those made for the relevant portfolio, both of which have the potential to adversely impact the relevant portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant portfolio and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the portfolios. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Ownership of Securities

As of December 31, 2009, no member of the Wellington Management Team overseeing the Large Growth Portfolio beneficially owned securities in any of the funds that invest in the Large Growth Portfolio. As of December 31, 2009, no member of the Wellington Management Team overseeing the Small Core Portfolio beneficially owned securities in any of the funds that invest in the Small Core Portfolio.

Western Asset Management Company (“WAMCO”) and Western Asset Management Company Limited (“WAMCL”). WAMCO and WAMCL were founded in 1971 and 1984 respectively, they are a wholly-owned subsidiary of Legg Mason, Inc. S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Mark S. Lindbloom, Edward J. Moody, Keith J. Gardner, and Michael C. Buchanan are responsible for the day-to-day supervision of the Balanced Portfolio on behalf of WAMCO. As of December 31, 2009, Mr. Leech and Mr. Walsh each managed assets for (i) 108 other registered investment companies having approximately $184 billion in total assets, (ii) 229 other pooled investment vehicles having approximately $107 billion in total assets, and (iii) 832 other accounts having approximately $190 billion in total assets (with WAMCO’s advisory fee being based on performance for 99 of such accounts, which had approximately $25 billion in total assets). The number of accounts and assets under management listed above reflect the overall number of portfolios managed by WAMCO. Mr. Leech and Mr. Walsh are involved in the management of all of WAMCO’s portfolios, but are not solely responsible for particular portfolios. As of December 31, 2009, Mr. Moody managed assets for (i) 24 other registered investment company having approximately $22,136 million in total assets, (ii) 0 other pooled investment vehicle having approximately $0 million in total assets, and (iii) 51 other accounts having approximately $9 billion in total assets (with WAMCO’s advisory fee being based on performance for 6 of such accounts, which had approximately $2 billion in total assets). As of December 31, 2008, Mr. Lindbloom managed assets for (i) 28 other registered investment companies having approximately $24 billion in total assets, (ii) 3 other pooled investment vehicles having approximately $118 million in total assets, and (iii) 48 other accounts having approximately $15 billion in total assets (with WAMCO’s advisory fee being based on performance for 4 of such accounts, which had approximately $2 billion in total assets). As of December 31, 2009, Mr. Eichstaedt managed assets for (i) 24 other registered investment companies having approximately $22 billion in total assets, (ii) 3 other pooled investment vehicle having

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approximately $161 million in total assets, and (iii) 64 other accounts having approximately $15 billion in total assets (with WAMCO’s advisory fee being based on performance for 5 of such accounts, which had approximately $1,455 million in total assets). As of December 31, 2009, Mr. Buchanan managed assets for (i) 52 other registered investment companies having approximately $30 billion in total assets, (ii) 6 other pooled investment vehicle having approximately $3,348 million in total assets, and (iii) 13 other accounts having approximately $1 billion in total assets (with WAMCO’s advisory fee being based on performance for 0of such accounts, which had approximately $0million in total assets). As of December 31, 2009, Mr. Gardner managed assets for (i) 45 other registered investment companies having approximately $26 billion in total assets, (ii) 6 other pooled investment vehicle having approximately $624 million in total assets, and (iii) 2 other accounts having approximately $128 million in total assets (with WAMCO’s advisory fee being based on performance for 0 of such accounts, which had approximately $0 million in total assets).

Compensation

At Western Asset, one compensation methodology covers all products and functional areas, including portfolio managers. Western’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the Firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

Conflicts of Interest

The manager, subadvisers and portfolio managers have interests which conflict with the interests of the fund. There is no guarantee that the policies and procedures adopted by the manager, the subadvisers and the fund will be able to identify or mitigate these conflicts of interest.

Some examples of material conflicts of interest include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. A portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those funds and accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. Such a portfolio manager may make general determinations across multiple funds, rather than tailoring a unique approach for each fund. The effects of this conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities; Aggregation of Orders. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the fund’s ability to take full advantage of the investment opportunity. Additionally, a subadviser may aggregate transaction orders for multiple accounts for purpose of execution. Such aggregation may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. In addition, a subadviser’s trade allocation policies may result in the fund’s orders not being fully executed or being delayed in execution.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

Cross Trades. Portfolio managers may manage funds that engage in cross trades, where one of the manager’s funds or accounts sells a particular security to another fund or account managed by the same manager. Cross trades may pose conflicts of interest because of, for example, the possibility that one account sells a security to another account at a higher price than an independent third party would pay or otherwise enters into a transaction that it would not enter into with an independent party, such as the sale of a difficult-to-obtain security.

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Selection of Broker/Dealers. Portfolio managers may select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide subadvisers with brokerage and research services, These services may be taken into account in the selection of brokers and dealers whether a broker is being selected to effect a trade on an agency basis for a commission or (as is normally the case for the funds) whether a dealer is being selected to effect a trade on a principal basis. This may result in the payment of higher brokerage fees and/or execution at a less favorable price than might have otherwise been available. The services obtained may ultimately be more beneficial to certain of the manager’s funds or accounts than to others (but not necessarily to the funds that pay the increased commission or incur the less favorable execution). A decision as to the selection of brokers and dealers could therefore yield disproportionate costs and benefits among the funds and/or accounts managed.

Variation in Financial and Other Benefits. A conflict of interest arises where the financial or other benefits available to a portfolio manager differ among the funds and/or accounts that he or she manages. If the amount or structure of the investment manager’s management fee and/or a portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. A portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such funds and/or accounts. Also, a portfolio manager’s or the manager’s or a subadviser’s desire to increase assets under management could influence the portfolio manager to keep a fund open for new investors without regard to potential benefits of closing the fund to new investors. Additionally, the portfolio manager might be motivated to favor funds and/or accounts in which he or she has an ownership interest or in which the investment manager and/or its affiliates have ownership interests. Conversely, if a portfolio manager does not personally hold an investment in the fund, the portfolio manager’s conflicts of interest with respect to the fund may be more acute.

Related Business Opportunities. The investment manager or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Ownership of Securities

As of December 31, 2009, none of Messrs. Leech, Walsh, Moody, Lindbloom, or Eichstaedt beneficially owned securities in any of the Funds that invest in the Balanced Portfolio.

S&P 500 Stock Master Portfolio

As of December 31, 2009, the individuals named as portfolio managers in the Prospectus were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the S&P 500 Stock Master Portfolio (the underlying portfolio in which the Investors Stock Index Fund and the Institutional Stock Index Fund invest), as indicated.

As of December 31, 2009, Mr. Bliss (i) did not manage other registered investment companies, (ii) managed 100 other pooled investment vehicles having approximately $188,909,282,818 billion in total assets, and (iii) 21 other accounts having approximately $35,915,394,377 billion in total assets.

As of December 31, 2009, Mr. Corallo managed (i) 43 other registered investment companies having approximately $30,954,444,319 billion in total assets (ii) 156 other pooled investment vehicles having approximately $393,930,446,775 billion in total assets, and (iii) 42 other accounts having approximately $102,307,141,325 billion in total assets.

As of December 31, 2009, Mr. Savage managed (i) 163 other registered investment companies having approximately $289,813,269,757 billion in total assets, (ii) 0 other pooled investment vehicles, and (iii) 4 other accounts having approximately $411,885 in total assets.

As of December 31, 2009, Ms. Hsiung managed (i) 163 other registered investment companies having approximately $289,813,269,757 billion in total assets, (ii) 0 other pooled investment vehicles, and (iii) 3 other accounts having approximately $358,998 billion in total assets.

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As of December 31, 2009, Ms. Hsui (i) did not manage other registered investment companies, (ii) managed 50 other pooled investment vehicles having approximately $286,007,260,359 billion in total assets, and (iii) 37 other accounts having approximately $59,955,121,616 billion in total assets.

Compensation

Like the portfolio, the other portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BTC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BTC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BTC a portion of that portfolio’s or account’s gains, or would pay BTC more for its services than would otherwise be the case if BTC meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BTC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BTC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the portfolios should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the portfolio managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

Conflicts of Interest

Certain of the portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day management seek to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or sampling the securities that compose those indexes based on objective criteria and data. The portfolio managers are required to manage each portfolio or account to meet those objectives. Pursuant to BTC and BFA policy, investment opportunities are allocated equitably among the portfolio and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the portfolio, seeking such investment opportunity. As a consequence, from time to time the portfolio may receive a smaller allocation of an investment opportunity than they would have if the portfolio managers and BGFA and its affiliates did not manage other portfolios or accounts.

Portfolio Manager Compensation Overview. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, and participation in various benefits programs. In addition, a Portfolio Manager may have been paid a signing bonus or awarded sign-on equity in connection with initiation of employment with BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.

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Material conflicts of interest may arise when the individuals who have sole or shared day-to-day management responsibilities with respect to all or a portion of a portfolio’s securities (“portfolio managers”) also have similar management responsibilities with respect to one or more other funds and/or accounts, as is the case for the portfolio managers listed above. These potential conflicts include:

Limited Time and Attention. The management of multiple funds and/or accounts may result in a portfolio manager’s devoting unequal time and attention to the management of each fund and/or account. As a result, the portfolio manager may not be able to develop as complete a strategy or identify equally attractive investment opportunities for each fund and/or account as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, that opportunity may be allocated among several funds and/or accounts. This could limit the ability of any single fund to take full advantage of an investment opportunity that might not be limited if the portfolio manager did not provide investment advice to multiple funds and/or accounts. Additionally, a portfolio manager may refrain from rendering advice or services concerning securities of companies as to which the portfolio manager or any affiliate, officer, director, or employee of the portfolio manager’s employer or one of its affiliates is a director or officer, or companies as to which any of the foregoing individuals has any substantial economic interest or possesses material non-public information.

Different Investment Strategies. If a portfolio manager determines that an investment opportunity may be appropriate for only some of the funds and/or accounts that he or she manages, or that certain of the funds and/or accounts should take different positions with respect to a particular security, the portfolio manager may place separate transactions for multiple funds and/or accounts. These transactions may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more of the funds and/or accounts.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the funds and/or accounts that he or she manages. If certain funds and/or accounts pay higher management fees or performance-based incentive fees, the portfolio manager might be motivated to favor such funds and/or accounts. The portfolio manager might also be motivated to favor certain funds and/or accounts in which he or she has a greater ownership interest or that are more likely to enhance the portfolio manager’s performance record or otherwise benefit the portfolio manager.

Selection of Brokers-dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services, which may result in the payment of higher brokerage fees than might have otherwise been available. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages, since the research and other services provided by brokers and dealers may be more beneficial to some funds and/or accounts than to others.

TAM, the sub-advisers and the funds have adopted policies and procedures that are designed to address these and other types of conflicts. However, there is no guarantee that such policies and procedures will be able to detect and/or prevent each and every situation in which an actual or potential conflict may arise.

Ownership of Securities
As of December 31, 2009, the portfolio managers did not beneficially own shares of the S&P 500 Stock Master Portfolio.

Advisory Fees

The Advisers’ fees with respect to each fund are described in the Prospectuses. Each of the sub-advisers is entitled to receive a fee from TAM at an annual percentage of each fund’s average daily net assets. Prior to November 1, 2007, Diversified Investment Advisors, Inc (“Diversified”), an affiliate of TAM, served as the investment adviser to the funds and portfolios.

Amounts paid for advisory fees prior to November 1, 2007 were paid to Diversified.

For the fiscal year ended December 31, 2007, the Adviser earned and voluntarily waived advisory fees as indicated with respect to the following funds and portfolios:

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Portfolio/Fund	Earned		Waived
Balanced	$1,652,426		$76,387
Core Bond	7,565,607		—
High Quality Bond	2,964,178		—
High Yield Bond	2,991,943		—
Inflation-Protected Securities	504,521		28,288
International Equity	17,026,492		1,288
Large Core	6,367,153		2,107
Large Growth	15,336,383		1,414
Large Value	15,877,576		935
Mid Growth	2,249,015		4,698
Mid Value	7,044,321		18,406
Money Market	2,470,667		—
Small Core	9,060,023		2,600
Small Growth	1,467,190		39,650
Small Value	1,787,887		33,735
Stock Index	2,930,272	*	636,208	*
Intermediate Horizon	681,651		—
Intermediate/Long Horizon	665,762		—
Long Horizon	419,349		—
Short Horizon	154,343		—
Short/Intermediate Horizon	165,903		—
Institutional Intermediate Horizon	641,867		—
Institutional Intermediate/Long Horizon	532,722		—
Institutional Long Horizon	309,292		—
Institutional Short Horizon	96,753		—
Institutional Short/Intermediate Horizon	91,875		—

* Includes Administrative Service Fees.

For the fiscal year ended December 31, 2008, the Adviser earned and voluntarily waived advisory fees as indicated with respect to the following funds and portfolios:

Portfolio/Fund	Earned		Waived
Balanced	$1,093,922		$79,435
Core Bond	6,828,373		—
High Quality Bond	1,839,044		—
High Yield Bond	3,006,017		—
Inflation-Protected Securities	1,624,043		1,560
International Equity	13,803,875		—
Large Core	2,754,656		—
Large Growth	10,928,969		—
Large Value	10,367,668		1,478
Mid Growth	2,347,376		12,761
Mid Value	5,666,154		—
Money Market	3,029,823		—
Small Core	5,065,556		16,567
Small Growth	1,807,291		52,899
Small Value	1,715,321		32,928
Stock Index	2,348,849	*	579,262	*
Intermediate Horizon	535,646		—
Intermediate/Long Horizon	481,462		—
Long Horizon	302,633		—
Short Horizon	136,190		—
Short/Intermediate Horizon	135,272		—
Institutional Intermediate Horizon	631,168		—
Institutional Intermediate/Long Horizon	496,654		—
Institutional Long Horizon	283,392		—
Institutional Short Horizon	102,833		—
Institutional Short/Intermediate Horizon	98,785		—

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* Includes Administrative Service Fees.

For the fiscal year ended December 31, 2009, the Adviser earned and voluntarily waived advisory fees as indicated with respect to the following funds and portfolios:

Portfolio/Fund	Earned	Waived
Balanced	$657,985	$73,154
Core Bond	5,321,346	428
High Quality Bond	1,395,652	__
High Yield Bond	2,916,686	107
Inflation-Protected Securities	1,281,031	4,245
International Equity	7,472,534	__
Large Core	1,550,023	__
Large Growth	6,917,985	1,238
Large Value	5,514,739	86
Mid Growth	1,642,570	18,062
Mid Value	4,547,468	216
Money Market	3,073,964	__
Small Core	2,617,102	1,342
Small Growth	1,296,080	51,046
Small Value	1,140,408	38,982
Stock Index	1,751,798*	475,936*
Intermediate Horizon	324,810	__
Intermediate/Long Horizon	298,294	__
Long Horizon	186,984	__
Short Horizon	95,952	__
Short/Intermediate Horizon	89,427	__
Institutional Intermediate Horizon	432,814	__
Institutional Intermediate/Long Horizon	344,507	__
Institutional Long Horizon	183,648	__
Institutional Short Horizon	74,622	__
Institutional Short/Intermediate	75,039	__

* Includes Administrative Service Fees.

Administrator

The table below shows the total dollar amounts paid to the Administrator during each of the past three fiscal years under the Administrative Services and Transfer Agency Services Agreement with each Trust for each fund listed. Prior to November 1, 2007, Diversified, an affiliate of TFS, served as the administrator and transfer agent to the funds. Amounts paid for administrative and transfer agency fees prior to November 1, 2007 were paid to Diversified.

	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Balanced	$147,409	$251,519	$401,291
Core Bond	1,262,277	1,732,718	2,238,668
High Quality Bond	321,608	459,286	869,575
High Yield Bond	526,622	586,284	649,140
Inflation-Protected Securities	390,954	558,059	173,196
International Equity	881,202	1,678,048	2,134,031
Large Core	293,550	547,486	1,344,075
Large Growth	839,822	1,391,475	2,195,350
Large Value	1,065,618	2,084,888	3,535,663
Mid Growth	247,127	394,790	388,385
Mid Value	974,311	1,300,913	1,737,205
Money Market	1,351,209	1,320,877	1,133,245
Small Core	315,943	608,914	1,106,155
Small Growth	141,265	212,149	158,047
Small Value	129,692	218,923	270,615
Stock Index	1,425,383	1,914,932	2,441,540

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The table below shows the total dollar amounts paid to the Administrator during each of the past three fiscal years under the Administrative Services and Transfer Agency Services Agreement with Transamerica Partners Institutional Trust for each Transamerica Partners Institutional fund listed.

	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Institutional Balanced	$14,221	$32,390	$44,394
Institutional Core Bond	255,244	336,752	320,129
Institutional High Quality Bond	59,277	76,248	119,557
Institutional High Yield Bond	90,967	85,662	66,853
Institutional Inflation-Protected Securities	74,109	90,770	16,863
Institutional International Equity	165,964	334,755	357,713
Institutional Large Core	12,897	35,014	121,614
Institutional Large Growth	201,680	355,186	442,208
Institutional Large Value	188,466	404,793	524,910
Institutional Mid Growth	33,324	46,768	34,788
Institutional Mid Value	121,390	139,836	141,889
Institutional Money Market	251,023	247,639	163,081
Institutional Small Core	29,676	86,454	156,588
Institutional Small Growth	25,198	33,666	16,075
Institutional Small Value	23,331	34,799	21,408
Institutional Stock Index	326,415	433,917	488,732

Transamerica Fund Services, Inc. provides administrative services to the funds under the Administrative Services Agreements with Transamerica Partners Trust and Transamerica Partners Institutional Trust. For these services TFS receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of each Transamerica Partners Fund and 0.05% of the average daily net assets of each Transamerica Partners Institutional Fund. TFS acts as Administrator to the Asset Allocation Funds, the Stock Index Fund and the portfolios and receives no additional compensation for providing such administrative services.

The administrative duties of TFS with respect to each fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the fund’s officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the fund (other than those maintained by the fund’s custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the fund’s custodian and transfer agent; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.

Each such agreement provides that TFS may render services to others as administrator. In addition, each agreement terminates automatically if it is assigned and may be terminated without penalty, in the case of Transamerica Partners Portfolios, by majority vote of the investors in Transamerica Partners Portfolios (with the vote of each being in proportion to its interest) or, in the case of a Trust, by majority vote of such Trust’s shareholders, or by either party on not more than 60 days’ nor less than 30 days’ written notice. Each agreement also provides that neither TFS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with administrative services provided to any fund or portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements.

BFA is located at 400 Howard Street, San Francisco, CA 94105, serves as the S&P 500 Stock Master Portfolio’s administrator pursuant to an Administration Agreement with the portfolio. Under the Administration Agreement, BFA provides general supervision of the operations of the portfolio, other than the provision of investment advice. The administrative services provided to the portfolio also include coordination of the other services provided to the portfolio, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and interest holder reports and general supervision of data compilation in connection with preparing periodic reports to the portfolio’s Board of Trustees and Officers. BFA has delegated certain of its administrative duties to State Street Bank and Trust Company. In addition, BTC has agreed to bear all costs of the portfolio’s operations, except for extraordinary expenses, brokerage and other expenses connected with the execution of portfolio transactions and certain other expenses that are borne by the portfolio such as advisory fees payable to BFA. BTC is not entitled to compensation for providing administration services to the portfolio for so long as BTC is entitled to compensation for providing administration services to a corresponding feeder fund that invests substantially all of its assets in the portfolio, or either BGI or an affiliate receives advisory fees from the portfolio.

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Custodian and Transfer Agent

Pursuant to the Transfer Agency Services Agreements with the Trusts, Transamerica Fund Services, Inc. acts as transfer agent for each of the funds (the “Transfer Agent”). The Transfer Agent maintains an account for each shareholder of a fund, performs other transfer agency functions, and acts as dividend disbursing agent for each fund. The funds do not pay any additional compensation to TFS for transfer agency services.

Pursuant to Custodian Agreements, State Street Bank & Trust Company acts as the custodian of each fund’s and portfolio’s assets (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling the cash and securities of each fund and portfolio, handling the receipt and delivery of securities, determining income and collecting interest on the investments of each fund and portfolio, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in each fund and portfolio. Securities held by the funds or portfolios may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Trustees of the applicable Trust or the Portfolio Trusts, as the case may be. The Custodian does not determine the investment policies of the funds or portfolios or decide which securities the funds or portfolios will buy or sell. A fund or portfolio may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities and foreign exchange transactions. For its services, the Custodian will receive such compensation as may from time to time be agreed upon by it and the Trusts and the Portfolio Trusts.

Miscellaneous

Additional Expenses of the Funds

In addition to amounts payable as described elsewhere in this SAI, each fund is responsible for its own expenses, including the compensation of Trustees that are not affiliated with TAM, any government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense and insurance premiums. Each fund is also responsible for its proportionate share of the expenses of the fund’s corresponding portfolio, if any.

Taxation

Taxation of the Funds and Portfolios

Federal Taxation of the Funds. Each fund is treated as a separate entity for federal income tax purposes. Each fund has elected to be treated, and has qualified and intends to continue to qualify each year, as a regulated investment company (a “RIC”) for federal income tax purposes by meeting all applicable requirements of Subchapter M of the Code. In order to qualify as a RIC under Subchapter M of the Code, each fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other RICs, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other RICs) of any one issuer, (2) the securities (other than securities of other RICs) of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships.

For purposes of the 90% income test, the character of income earned by certain entities in which a fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships other than certain publicly traded partnerships or trusts that have not elected to be classified as corporations under the “check-the-box” regulations) will generally pass through to the fund. Consequently, in order to qualify as a RIC, each fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

If a fund qualifies as a RIC and properly distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things,

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dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions, that fund generally will not be subject to U.S. federal income tax on any income, including “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if a fund meets such distribution requirements, but chooses to retain some portion of its taxable income or gains, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective proportionate shares of the income tax so paid by the fund. Each fund intends to distribute at least annually all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), net tax-exempt interest income, and net capital gain.

For U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a fund and may not be distributed to shareholders. The funds may not carry forward any losses other than net capital losses.

If a fund should fail to qualify as a RIC in any year or fail to distribute sufficient amounts of certain income, the fund would incur a regular corporate federal income tax upon its taxable income (thereby reducing the return realized by fund shareholders) and fund distributions would constitute ordinary corporate dividends when issued to shareholders, taxable as appropriate based on the type of shareholder. The Asset Allocation Funds, as shareholders of the other funds, would not necessarily incur any income tax liability on such distributions provided they continue to qualify as RICs and distribute substantially all of their net investment income and net capital gains to their shareholders in accordance with the timing requirements imposed by the Code. However, the failure of an underlying fund to maintain its RICK status may adversely affect the ability of any Asset Allocation Fund that invests in that underlying fund to main its RIC status.

Under interpretations of the Internal Revenue Service, the Portfolio Trusts believe that for purposes of determining whether a fund qualifies as a RIC under Subchapter M of the Code, any fund that invests in a portfolio will be deemed to own a proportionate share of that portfolio’s assets and will be deemed to be entitled to the portion of that portfolio’s income attributable to that share. The Portfolio Trusts have advised the funds that each portfolio intends to conduct its operations so as to enable investors that invest substantially all of their assets in that portfolio to satisfy the relevant requirements of Subchapter M of the Code.

Withdrawals by a fund from a portfolio generally will not result in such fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the adjusted basis of a fund’s interest in the portfolio prior to the distribution, (2) income or gain may be realized if the fund receives a disproportionate distribution of any unrealized receivables held by a portfolio, and (3) loss may be recognized if the distribution is in liquidation of the fund’s entire interest and consists solely of cash and/or unrealized receivables. The basis of a fund’s interest in a portfolio generally equals the amount of cash and the basis of any property that the fund invests in the portfolio, increased by the fund’s share of income from that portfolio, decreased by the amount of any cash and the basis of any property distributed to the fund from that portfolio, and further decreased by the fund’s share of losses from that portfolio.

Under the Code, each fund will be subject to a nondeductible 4% U.S. federal excise tax on a portion of its undistributed ordinary income and capital gain net income if it fails to meet certain distribution requirements in accordance with timing requirements imposed by the Code. Each fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

Federal Taxation of the Portfolios. Under interpretations of the Internal Revenue Service, the Portfolio Trusts expect that each portfolio will be treated for federal income tax purposes as a partnership that is not a publicly traded partnership. If a portfolio is treated for tax purposes as a partnership as expected, it will not be subject to federal income taxation. Instead, each fund will take into account, in computing its federal income tax liability, its share of the income, gains, losses, deductions, credits and tax preference items of each portfolio in which it invests, without regard to whether it has received any cash distributions from the portfolio.

Foreign Withholding Taxes. Income received by a fund or portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of a fund (held directly or through a portfolio) at the close of any taxable year consist of stock or securities of foreign corporations, that fund may elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund for that taxable year, with the result that shareholders would be required to include such taxes in their gross incomes (in addition to dividends and distributions), would treat such taxes as foreign taxes paid by them, and may

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be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code. The funds (other than the Transamerica Partners International Equity Fund and the Transamerica Partners Institutional International Equity Fund) do not expect to satisfy the requirements for passing through to their shareholders any share of foreign taxes paid by the funds, with the result that shareholders in such funds will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes. It is impossible to determine a fund’s effective rate of foreign tax in advance since the amount of assets to be invested in various countries is not known.

Certain State Taxation. The Trusts are organized as Massachusetts business trusts and, under current law, no Trust or fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each fund continues to qualify as a RIC for federal income tax purposes. Transamerica Partners Portfolios is organized as a New York trust. Transamerica Partners Portfolios is not subject to any income or franchise tax in the State of New York. The investment by certain funds in a Portfolio does not cause that fund to be liable for any income or franchise tax in the State of New York.

Taxation of Shareholders

Taxation of Distributions. Plans that are generally exempt from federal income taxation and that invest in any fund generally will not be subject to federal income tax liability on either distributions from a fund or redemptions of shares of a fund. Rather, participants are taxed when they take distributions from the underlying Plan in accordance with the rules under the Code governing the taxation of such distributions. Plans that are otherwise generally exempt from federal income taxation might nevertheless be taxed on distributions of the fund and any gain realized on redemption of fund shares, where the Plan is subject to the unrelated business taxable income provisions of the Code with respect to its investment in the fund because, e.g., its shares in the fund constitute “debt-financed property” within the meaning of the Code.

Assuming a fund has sufficient earnings and profits, individual and institutional investors, and Plans that for any reason are not exempt from federal income taxation, will be subject to federal income tax on distributions received from the fund whether such distributions are made in cash or reinvested in additional shares. Distributions to such investors of net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxable to such investors as long-term capital gain without regard to the length of time they have held the shares in the fund. Distributions of net capital gains to individual and certain other noncorporate shareholders generally will qualify for reduced federal income tax rates (currently, a maximum rate of 15%). Under current law, the reduced maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will not apply in taxable years beginning after December 31, 2010. In general, dividends from ordinary income and any distributions from net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. To the extent that regular dividends paid to individual and certain other noncorporate shareholders with respect to taxable years beginning on or before December 31, 2010 are derived from qualified dividend income of a fund, such dividends will be treated as qualified dividend income provided that they are designated as qualified dividend income by the fund and provided that the recipient shareholder satisfies certain holding period requirements. Qualified dividend income is, for taxable years beginning on or before December 31, 2010, subject to tax at the reduced rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%). If 95% or more of a fund’s gross income, calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities, consists of qualified dividend income, that fund may designate all distributions of such income as qualified dividend income. Qualified dividend income generally is income derived from dividends from U.S. corporations or from certain “qualified foreign corporations.”

A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a U.S. possession or is eligible for benefits under qualifying U.S. tax treaties and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. “Passive foreign investment companies” are not qualified foreign corporations for this purpose.

Although dividends generally will be treated as distributed when paid, any dividend declared by a fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

Distributions by a fund in excess of that fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) each taxable shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below.

Distributions to taxable investors may also be subject to state and local income taxes, although distributions of a fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital

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gains realized upon the disposition of such obligations) may be exempt from state and local taxes. Each fund intends to advise shareholders of the extent, if any, to which its distributions consist of such interest.

Dividends-Received Deduction. Certain dividends received by a fund from U.S. corporations (generally, dividends received by the fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and designated by the fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to the fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.

Buying a Dividend. Distributions paid by a fund will reduce the fund’s net asset value per share. Taxable investors who buy shares shortly before a fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Asset Allocation Funds. An Asset Allocation Fund will not be able to offset gains distributed by any underlying fund in which it invests against losses incurred by another underlying fund in which it invests because the underlying funds cannot distribute losses. An Asset Allocation Fund’s redemptions of shares in underlying funds, including those resulting from changes in the allocation among underlying funds, could cause the recognition of additional distributable gains to shareholders of the Asset Allocation Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Asset Allocation Fund. Further, a portion of losses on redemptions of shares in the underlying funds may be deferred under the wash sale rules. Short-term capital gains earned by an underlying fund will be treated as ordinary dividends when distributed to an Asset Allocation Fund and therefore may not be offset by any short-term capital losses incurred by the Asset Allocation Fund. Thus, an Asset Allocation Fund’s short-term capital losses may offset its long-term capital gains, which might otherwise be eligible for the reduced U.S. federal income tax rates for individual and certain other noncorporate shareholders, as discussed above. As a result of these factors, the use of the fund-of-funds structure by the Asset Allocation Funds could adversely affect the amount, timing and character of distributions to Asset Allocation Fund shareholders. The Asset Allocation Funds will not be able to elect to pass through to their shareholders a credit or deduction for foreign taxes paid by an underlying fund and will not be able to pass through the tax-exempt status of income derived by an underlying fund from certain state or municipal obligations.

Special Considerations for Non-U.S. Persons. Dividends and certain other payments (but not distributions of net capital gains) to persons who are not citizens or residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. Each fund intends to withhold U.S. federal income tax at the rate of 30% on taxable distributions and other payments to Non-U.S. Persons that are subject to withholding, regardless of whether a lower rate may be permitted under an applicable treaty. Any amounts overwithheld may be recovered by such Non-U.S. Persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from a fund by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions.

Backup Withholding. Each fund is also required in certain circumstances to apply backup withholding at the rate of 28% on taxable distributions and redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding applicable to Non-U.S. Persons.

Disposition of Shares. Any gain or loss realized by a shareholder subject to federal income tax upon the sale or other disposition of shares of a fund generally will be a capital gain or loss that will be long-term or short-term depending upon the shareholder’s holding period for the shares. Any loss realized on a sale or exchange of a fund’s shares by such a shareholder will be disallowed to the extent the shares disposed of are replaced (even if replaced by shares acquired pursuant to reinvested distributions) within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of a fund’s shares held for six months or less will be

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treated as a long-term capital loss to the extent of any amounts treated as distributions to the shareholder of net long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or of certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of RICs are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Effects of Certain Investments and Investment Policies

A fund’s current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders, and may, under certain circumstances, make an economic return of capital taxable to shareholders otherwise subject to taxation.

Certain Debt Instruments. Any investment in zero coupon securities, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount may cause a fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the fund, a portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.

Certain funds may invest in or hold debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the funds. Federal income tax rules are not entirely clear about issues such as when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest, and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Options, Etc. A fund’s transactions in options, futures contracts, forward contracts and short sales “against the box” will be subject to special tax rules that may affect the amount, timing and character of fund income and distributions to shareholders. For example, certain positions held by a fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute “straddles,” and may be subject to special tax rules that would cause deferral of fund losses, adjustments in the holding periods of fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The fund will limit its activities in options, futures contracts, and forward contracts to the extent necessary to meet the relevant requirements of Subchapter M of the Code. As a result, however, a portfolio may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so.

Foreign Investments. Special tax considerations apply with respect to foreign investments of a fund. Foreign exchange gains and losses realized by the fund will generally be treated as ordinary income and loss. The holding of foreign currencies for nonhedging purposes and the investment by a fund in certain “passive foreign investment companies” may have to be limited in order to avoid tax at the fund level. A fund may elect to mark to market any investments in passive foreign investment companies on the last day of each year. This election may cause the fund to recognize income prior to the receipt of cash payments with respect to those investments. In order to distribute this income and avoid U.S. federal income and excise tax on a fund, a portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.

The foregoing should not be viewed as a comprehensive discussion of the items referred to nor as covering all provisions relevant to investors. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

Distribution Plans

Transamerica Partners Trust has adopted a separate Distribution Plan with respect to each of the Transamerica Partners Money Market, Bond, Balanced and Stock Funds in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that each Distribution Plan will benefit the Transamerica Partners Trust, the shares of each fund covered by that Distribution Plan, and the holders of shares. Similarly, the Transamerica Partners Institutional Trust has adopted a Distribution Plan

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with respect to the Institutional Money Market, Bond, Balanced and Stock Funds in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Transamerica Partners Institutional Trust, the shares of each fund covered by that Distribution Plan and the holder of shares. Under these plans, the funds pay monthly fees at an annual rate of 0.25% of the fund’s average daily net assets. Fees paid under the plans may be used by the Distributor to pay for its services or for advertising, marketing or other promotional activities. In addition, the Distributor or an affiliate may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. TAM or an affiliate may make similar types of payments under similar arrangements.

Each fund’s 12b-1 Plan permits the fund to pay fees to the Transamerica Capital, Inc. (the “Distributor”) and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the 12b-1 Plan, the fund would not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Under each 12b-1 Plan, a fund may pay the fees to the Distributor and others until the 12b-1 Plan is terminated or not renewed.

Each Distribution Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of each Trust’s Trustees and a majority of each Trust’s Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan (“Qualified Trustees”). Each Distribution Plan requires that at least quarterly each Trust and the Distributor shall provide to the Boards of Trustees and the Boards of Trustees shall review a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of the Trust’s disinterested Trustees shall be committed to the discretion of the Trust’s disinterested Trustees then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Trust’s Qualified Trustees or by vote of a majority of the outstanding voting securities of the applicable fund. Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable fund and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to each Distribution Plan for a period of not less than six years from the date of such plan, agreement, or report, and for the first two years the Distributor will preserve such copies in an easily accessible place.

As contemplated by each Distribution Plan, Transamerica Capital, Inc. (“TCI”) acts as the agent of each of the Money Market, Bond, Balanced and Stock Funds in connection with the offering of shares of such funds pursuant to a separate Distribution Agreement (the “Distribution Agreement”) effective as of November 1, 2007. Prior to November 1, 2007, Diversified Investors Securities Corp. (“DISC”), an affiliate of TCI, served as the Distributor to the funds. After the Prospectuses and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the Prospectuses and periodic reports which are used in connection with the offering of shares of such funds to prospective investors. Each Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement with respect to the shares offered pursuant to that Prospectus.

The table below shows the total dollar amounts paid to the Distributor during each of the last three fiscal years under the Distribution Plan with respect to the Transamerica Partners Money Market, Bond, Balanced and Stock Funds. Amounts paid for distribution fees prior to November 1, 2007 were paid to DISC.

	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Balanced	$88,065	$198,959	$334,409
Core Bond	1,051,707	1,443,932	1,865,557
High Quality Bond	267,969	382,738	724,646
High Yield Bond	297,993	346,422	540,950
Inflation-Protected Securities	316,558	464,621	144,330
International Equity	695,573	1,308,175	1,778,359
Large Core	160,118	298,344	1,120,063
Large Growth	716,678	1,159,562	1,829,458
Large Value	645,414	1,373,424	2,946,386
Mid Growth	185,387	327,268	323,654
Mid Value	705,995	983,010	1,447,671
Money Market	862,442	875,706	944,371
Small Core	262,654	507,428	921,795
Small Growth	115,842	176,742	131,706
Small Value	102,439	182,436	225,512
Stock Index	869,832	1,222,464	1,743,957

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The table below shows total distribution and service fees and expenses for the Transamerica Partners Money Market, Bond, Balanced and Stock Funds for the fiscal year ended December 31, 2009:

	Transamerica Partners Balanced	Transamerica Partners Core Bond	Transamerica Partners High Quality Bond
Distribution Expenses(a)
Commissions to Brokers/Agents	$73,299	$770,717	$255,436

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$4,121	$43,485	$14,134
Market Research and Public Relations	$679	$6,938	$2,318
Enrollments (Seminars, Kits, Etc.)	$22,823	$244,773	$78,986
Marketing Materials	$12,545	$134,458	$43,411
Client Relations	$8,429	$90,409	$29,175
Sales Activities (Direct Marketing, RFPs, etc.)	$3,232	$33,080	$11,058
IRA and Other Asset Retention	$741	$7,594	$2,539
Total Sales & Marketing	$52,570	$560,737	$181,621

	Transamerica Partners High Yield Bond	Transamerica Partners Inflation-Protected Securities	Transamerica Partners International Equity
Distribution Expenses(a)
Commissions to Brokers/Agents	$422,725	$205,948	$346,267

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$23,660	$11,876	$19,470
Market Research and Public Relations	$3,647	$1,890	$3,147
Enrollments (Seminars, Kits, Etc.)	$132,422	$64,827	$107,432
Marketing Materials	$72,711	$35,626	$59,044
Client Relations	$48,912	$23,944	$39,681
Sales Activities (Direct Marketing, RFPs, etc.)	$17,390	$9,014	$15,003
IRA and Other Asset Retention	$3,991	$2,070	$3,444
Total Sales & Marketing	$302,733	$149,247	$247,221

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	Transamerica Partners Large Core	Transamerica Partners Large Growth	Transamerica Partners Large Value
Distribution Expenses(a)
Commissions to Brokers/Agents	$139,208	$283,284	$423,385

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$7,776	$15,853	$23,782
Market Research and Public Relations	$1,275	$2,601	$3,903
Enrollments (Seminars, Kits, Etc.)	$43,078	$87,852	$131,487
Marketing Materials	$23,680	$48,291	$72,280
Client Relations	$15,912	$32,449	$48,567
Sales Activities (Direct Marketing, RFPs, etc.)	$6,078	$12,406	$18,613
IRA and Other Asset Retention	$1,395	$2,848	$4,273
Total Sales & Marketing	$99,194	$202,300	$302,905

	Transamerica Partners Mid Growth	Transamerica Partners Mid Value	Transamerica Partners Money Market
Distribution Expenses(a)
Commissions to Brokers/Agents	$133,515	$448,356	$236,697

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$7,503	$25,195	$13,367
Market Research and Public Relations	$1,174	$3,999	$2,175
Enrollments (Seminars, Kits, Etc.)	$42,048	$139,932	$73,600
Marketing Materials	$23,092	$76,877	$40,456
Client Relations	$15,530	$51,686	$27,185
Sales Activities (Direct Marketing, RFPs, etc.)	$5,599	$19,067	$10,374
IRA and Other Asset Retention	$1,285	$4,377	$2,381
Total Sales & Marketing	$96,231	$321,133	$169,538

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	Transamerica Partners Small Core	Transamerica Partners Small Growth	Transamerica Partners Small Value
Distribution Expenses(a)	$158,274	$44,993	$44,993
Commissions to Brokers/Agents

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$8,879	$2,545	$2,545
Market Research and Public Relations	$1,446	$394	$394
Enrollments (Seminars, Kits, Etc.)	$49,160	$14,089	$14,089
Marketing Materials	$27,019	$7,738	$7,738
Client Relations	$18,158	$5,204	$5,204
Sales Activities (Direct Marketing, RFPs, etc.)	$6,896	$1,885	$1,885
IRA and Other Asset Retention	$1,582	$433	$433
Total Sales & Marketing	$113,140	$32,288	$32,288

Transamerica Partners Stock Index
Distribution Expenses(a)	$760,392
Commissions to Brokers/Agents

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$42,875
Market Research and Public Relations	$6,882
Enrollments (Seminars, Kits, Etc.)	$237,925
Marketing Materials	$130,737
Client Relations	$87,880
Sales Activities (Direct Marketing, RFPs, etc.)	$32,816
IRA and Other Asset Retention	$7,533
Total Sales & Marketing	$546,648

(a)	Distribution expenses were incurred and paid by Diversified Investors Securities Corporation (“DISC”)
(b)	Sales and Marketing expenses are incurred by DISC.

The table below shows the total dollar amounts paid to the Distributor during the last three fiscal years under the Distribution Plan with respect to the Transamerica Partners Institutional Money Market, Bond, Balanced and Stock Funds. Amounts paid for distribution fees prior to May 1, 2007 were paid to DISC.

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	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Institutional Balanced	$2,265	$71,506	$221,968
Institutional Core Bond	885,788	1,324,364	1,600,643
Institutional High Quality Bond	170,413	257,930	597,787
Institutional High Yield Bond	277,332	288,657	334,264
Institutional Inflation-Protected Securities	203,556	305,459	84,315
Institutional International Equity	712,149	1,549,950	1,788,562
Institutional Large Core	8,491	76,364	608,071
Institutional Large Growth	637,840	1,278,939	2,211,040
Institutional Large Value	629,078	1,568,326	2,624,551
Institutional Mid Growth Fund	29,003	74,598	173,941
Institutional Mid Value Fund	233,630	318,159	709,445
Institutional Money Market	644,513	725,339	815,407
Institutional Small Core	45,111	268,119	782,942
Institutional Small Growth	43,000	77,844	80,373
Institutional Small Value	39,826	81,757	107,042
Institutional Stock Index	992,442	1,515,506	2,443,662

The table below shows total distribution and service fees and expenses for the Transamerica Partners Institutional Money Market, Bond, Balanced and Stock Funds for the fiscal year ended December 31, 2009:

	Transamerica Partners Institutional Balanced	Transamerica Partners Institutional Core Bond	Transamerica Partners Institutional High Quality Bond
Distribution Expenses(a)	$29,902	$514,543	$215,001
Commissions to Brokers/Agents

Sales & Marketing(b)	$3,364	$62,170	$25,801
Broker/Dealer Operations and Overhead	$530	$10,028	$4,195
Market Research and Public Relations	$19,117	$342,756	$141,760
Enrollments (Seminars, Kits, Etc.)	$10,498	$188,375	$77,923
Marketing Materials	$7,061	$126,602	$52,361
Client Relations	$2,527	$47,821	$20,004
Sales Activities (Direct Marketing, RFPs, etc.)	$581	$10,977	$4,592
IRA and Other Asset Retention	$43,678	$788,729	$326,636
Total Sales & Marketing	$29,902	$514,543	$215,001

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	Transamerica Partners Institutional High Yield Bond	Transamerica Partners Institutional Inflation- Protected Securities	Transamerica Partners Institutional International Equity
Distribution Expenses(a)	$195,561	$121,934	$215,001
Commissions to Brokers/Agents

Sales & Marketing(b)			$25,801
Broker/Dealer Operations and Overhead	$22,966	$15,126	$4,195
Market Research and Public Relations	$3,589	$2,457	$141,760
Enrollments (Seminars, Kits, Etc.)	$128,405	$82,612	$77,923
Marketing Materials	$70,520	$45,414	$52,361
Client Relations	$47,428	$30,514	$20,004
Sales Activities (Direct Marketing, RFPs, etc.)	$17,117	$11,717	$4,592
IRA and Other Asset Retention	$3,929	$2,690	$326,636
Total Sales & Marketing	$293,954	$190,530	$25,801

	Transamerica Partners Institutional Large Core	Transamerica Partners Institutional Large Growth	Transamerica Partners Institutional Large Value
Distribution Expenses(a)	$215,001	$215,001	$235,846
Commissions to Brokers/Agents

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$25,801	$25,801	$28,866
Market Research and Public Relations	$4,195	$4,195	$4,846
Enrollments (Seminars, Kits, Etc.)	$141,760	$141,760	$156,969
Marketing Materials	$77,923	$77,923	$86,343
Client Relations	$52,361	$52,361	$57,978
Sales Activities (Direct Marketing, RFPs, etc.)	$20,004	$20,004	$23,108
IRA and Other Asset Retention	$4,592	$4,592	$5,305
Total Sales & Marketing	$326,636	$326,636	$363,415

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	Transamerica Partners Institutional Mid Growth	Transamerica Partners Institutional Mid Value	Transamerica Partners Institutional Money Market
Distribution Expenses(a)	$46,557	$242,032	$124,060
Commissions to Brokers/Agents

Sales & Marketing(b)	$5,738	$28,554	$14,925
Broker/Dealer Operations and Overhead	$942	$4,478	$2,438
Market Research and Public Relations	$31,270	$157,944	$82,158
Enrollments (Seminars, Kits, Etc.)	$17,194	$86,762	$45,163
Marketing Materials	$11,549	$58,339	$30,346
Client Relations	$4,494	$21,356	$11,625
Sales Activities (Direct Marketing, RFPs, etc.)	$1,032	$4,903	$2,668
IRA and Other Asset Retention	$72,219	$362,336	$189,323
Total Sales & Marketing	$46,557	$242,032	$124,060

	Transamerica Partners Institutional Small Core	Transamerica Partners Institutional Small Growth	Transamerica Partners Institutional Small Value
Distribution Expenses(a)
Commissions to Brokers/Agents	$124,060	$26,955	$19,430

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$14,925	$3,231	$2,381
Market Research and Public Relations	$2,438	$503	$386
Enrollments (Seminars, Kits, Etc.)	$82,158	$17,711	$12,990
Marketing Materials	$45,163	$9,730	$7,141
Client Relations	$30,346	$6,542	$4,799
Sales Activities (Direct Marketing, RFPs, etc.)	$11,625	$2,398	$1,844
IRA and Other Asset Retention	$2,668	$551	$423
Total Sales & Marketing	$189,323	$40,666	$29,964

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Transamerica Partners Institutional Stock Index
Distribution Expenses(a)
Commissions to Brokers/Agents	$654,581

Sales & Marketing(b)
Broker/Dealer Operations and Overhead	$77,184
Market Research and Public Relations	$12,700
Enrollments (Seminars, Kits, Etc.)	$428,268
Marketing Materials	$235,420
Client Relations	$158,186
Sales Activities (Direct Marketing, RFPs, etc.)	$60,556
IRA and Other Asset Retention	$13,901
Total Sales & Marketing	$986,215

(a)	Distribution expenses were incurred and paid by Diversified Investors Securities Corporation (“DISC”)
(b)	Sales and Marketing expenses are incurred by DISC.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 5 Times Square, New York, NY 10036, serves as the funds’ and the portfolios’ independent registered public accounting firm providing audit and accounting services including (a) audit of the annual financial statements, (b) assistance and consultation with respect to filings with the SEC and (c) preparation of annual income tax returns.

Disclosure of Portfolio Holdings

It is the policy of the portfolio to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about portfolio holdings. The funds’ service providers are required to comply with this policy. No non-public information concerning the portfolio holdings may be disclosed to any unaffiliated third party, except as provided below. The Boards of Trustees has adopted formal procedures governing compliance with these policies.

The funds, or their duly authorized service providers, may publicly disclose holdings in accordance with regulatory requirements, such as periodic funds disclosure in filings with the SEC. A summary or list of a funds’ completed purchases and sales may only be made available after the public disclosure of portfolio holdings.

The funds publish all holdings on their website at www.transamericafunds.com (select Transamerica Partners Funds) approximately 25 days after the end of each calendar quarter. Such information generally remains online for 6 months, or as otherwise consistent with applicable regulations. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the funds. The funds may then forward the information to investors and consultants requesting it.

There are numerous mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the holdings of mutual funds and funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the funds and funds by these services and departments, the funds may distribute (or authorize their service providers to distribute) holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the holdings or results of the analysis to third parties, other departments or persons who are likely to use the information

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for purposes of purchasing or selling the funds before the holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the funds nor their service providers receive any compensation from such services and departments. Subject to such departures as the funds’ investment adviser and compliance department believe reasonable and consistent with reasonably protecting the confidentiality of the fund information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the funds (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement. The recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to a duty of confidentiality, including duties not to share the non-public information with an unauthorized source and not to trade on non-public information. Upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the Investment Adviser’s compliance department or the Trust’s Chief Compliance Officer (“CCO”) may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. Any exceptions to the policy must be consistent with the purposes of the policy. To the extent required by law, the CCO reports to the Board violations of policies and procedures on disclosure of portfolio holdings.

In addition, separate account and unregistered product clients of TAM, the sub-advisers of the funds, or their respective affiliates generally have access to information regarding the portfolio holdings of their own accounts. Prospective clients may also have access to representative portfolio holdings. These clients and prospective clients are not subject to the portfolio holdings disclosure policies described above. Some of these separate accounts and unregistered product clients have substantially similar or identical investment objectives and strategies to certain funds, and therefore may have substantially similar or nearly identical portfolio holdings as those funds.

BlackRock Fund Advisors

The S&P 500 Stock Master Portfolio’s Board of Trustees has adopted a policy regarding the disclosure of the portfolio’s portfolio holdings that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of the portfolio’s interestholders; (b) does not put the interests of BFA, the portfolio’s distributor, or any affiliated person of the portfolio, BFA or the portfolio’s distributor, above those of portfolio interestholders; (c) does not advantage any current or prospective portfolio interestholders over any other current or prospective portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the following procedures and to the extent appropriate confidentiality arrangements and/or control mechanisms (such as by virtue of duties to the portfolio) limiting the use of such information are in effect. None of the portfolio, BFA, or BTC reserve any compensation or other consideration in connection with the disclosure of portfolio holdings information pursuant to the arrangements described below.

Service Providers. Daily access to information concerning portfolio holdings is permitted, without any lag between the date of the information and the date on which such information is disclosed, (i) to personnel of BFA who manage the Master Portfolio’s assets (“Portfolio Managers”) or who provide administrative, operational, risk management, or other support to the Portfolio Managers (“Support Staff”), and (ii) to other personnel of BFA and the Master Portfolio’s service providers, such as BTC and State Street Bank and Trust Company (“State Street”), who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolio and the terms of its current registration statement. Portfolio Managers and Support Staff may also release and discuss portfolio holdings information with various broker-dealers, including broker dealers affiliated with BTC, in connection with managing the Master Portfolio’s assets and settling the Master Portfolio’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolio and the terms of its current registration statement.

From time to time, portfolio holdings information may also be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information), to other persons and entities, including, among others, the Master Portfolio’s Trustees; the auditors of the Master Portfolios; counsel to the Master Portfolios, and counsel to the Trustees who are not “interested persons” of the Master Portfolios (as such term is defined in the 1940 Act) (the “Independent Trustees”); pricing service vendors; proxy voting service providers; financial printers; regulatory authorities; stock exchanges and other listing organizations; rating or ranking organizations; or as otherwise required by law or regulation. The following is a list, as of March 31, 2010, of all such persons and entities with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information in the ordinary course of business without any lag as described above: Moody’s, S&P, Lipper, Inc. and

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Morningstar, Inc., as the rating organizations for certain of the Master Portfolios; and Interactive Data Corp. and Reuters, as pricing services for the Master Portfolios. Any additions, modifications or deletions to the foregoing list that have occurred since March 31, 2010 are not reflected.

Generally, the above persons and entities are subject to duties of confidentiality arising under law or contract that the Boards of Trustees of the Master Portfolios believe provide an adequate safeguard for such information.

Third-Party Feeder Funds. The Master Portfolio provides portfolio holdings information to the sponsors, administrators or other service providers for feeder funds sponsored by institutions not affiliated with BFA that invest in the Master Portfolio (each, a “third-party feeder fund”) as may be necessary to (i) conduct business of the third-party feeder funds in the ordinary course in a manner consistent with agreements with the third-party feeder funds and the terms of the Master Portfolio’s current registration statement, or (ii) satisfy legal requirements applicable to the third-party feeder funds. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each third-party feeder fund is subject to the terms and duties of confidentiality of its own portfolio holdings disclosure policy as adopted by its board of directors or trustees (which policy may be different than the Master Portfolio’s policy described herein), and none of BFA, BTC or the Board of Trustees of the Master Portfolio’s exercises control over any third-party feeder fund’s policies. The following is a list, as of March 31, 2010, of third-party feeder funds and their service providers with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information: BB&T Equity Index Funds, BB&T Funds, BE Creative, Inc., BISYS Fund Services Limited Partnership, Transamerica Partners Institutional Stock Index Fund, Transamerica Partners Funds Group, Diversified Investors Securities Corp., Homestead Funds, Inc., State Farm S&P 500 Index Fund, State Farm Mutual Fund Trust, and State Farm VP Management Corp. Such information is generally provided within five business days following month-end. Any additions, modifications or deletions to the foregoing list that have occurred since March 31, 2010 are not reflected.

BFA, BTC and the Master Portfolios may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential third-party feeder fund to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.

Securities and Exchange Commission Filings. The Master Portfolio will disclose its complete portfolio holdings schedule in public filings with the Securities and Exchange Commission on a quarterly basis, based on the Portfolio’s fiscal year, within 70 days after the end of the calendar quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

Other Public Disclosure. A Master Portfolio may voluntarily disclose portfolio holdings information in advance of required filings with the SEC to persons and entities that make such information generally available to interested persons, such as institutional investors and their advisers and representatives. These persons and entities may make such information available through a variety of methods, including without limitation via websites, e-mail and other forms of publication. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed, provided that such information is provided no earlier than the close of trading on the same business day as the date of such information. No conditions or restrictions are placed on the use of such information because the Master Portfolios intend that the persons and entities to which such information is provided will make such information generally available to all interested persons. The following is a list, as of March 31, 2010, of all such persons and entities with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information and the frequency with which such information is provided: Micropal (monthly) and Bloomberg (monthly). Any additions, modifications or deletions to the foregoing list that have occurred since March 31, 2010 are not reflected.

Approved Recipients. The Master Portfolios’ Chief Compliance Officer may also authorize disclosure of portfolio holdings information to approved recipients pursuant to the above policy. The Boards of Trustees of the Master Portfolios review the above policy and the procedures with respect to the disclosure of portfolio holdings information at least annually. There can be no assurance that the Master Portfolio’s policy and procedures with respect to disclosure of portfolio holdings information will prevent the misuse of such information by persons that receive such information.

Description of the Trust; Fund Shares

Transamerica Partners Trust is a Massachusetts business trust established under a Declaration of Trust dated as of April 23, 1993. Transamerica Partners Institutional Trust is a Massachusetts business trust established under a Declaration of Trust dated as of January 5, 1996. The authorized capital of each Trust consists of an unlimited number of shares of beneficial interest of $0.00001 par value which may be issued in separate series.

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Series and Classes. Currently, each Trust has twenty-one active series, although additional series may be established from time to time. Each Trust may also establish classes of shares within each series at any time. The Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class.

Each share of a series represents an equal proportionate interest in that series with each other share of that series, except that due to varying expenses borne by different classes, distributions and net asset values may be different for different classes. Shareholders of each series are entitled, upon liquidation or dissolution, to a pro rata share in the net assets of that series that are available for distribution to shareholders, except to the extent of different expenses borne by different classes as noted above. All consideration received by a Trust for shares of any series and all assets in which such consideration is invested belong to that series and are subject to the liabilities related thereto. Each share of a fund, as a series of a Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

The Declaration of Trust of each Trust provides that Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees, including, but not limited to, (i) the determination of the Trustees that direct or indirect ownership of shares of any fund has or may become concentrated in such shareholder to an extent that would disqualify that series as a regulated investment company under the Code, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) the failure of a shareholder to pay when due for the purchase of shares issued to that shareholder, (iv) the value of a shareholder’s shares being less than a minimum amount established from time to time by the Trustees, (v) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, or (vi) the determination by the Trustees or pursuant to policies adopted by the Trustees that ownership of shares by a particular shareholder is not in the best interests of the remaining shareholders of the Trust or applicable fund or class.

Shareholder Voting. Each Trust’s Declaration of Trust provides for shareholder voting as required by the Investment Company Act of 1940 or other applicable laws but otherwise permits, consistent with Massachusetts law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend a Trust’s Declaration of Trust or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

The funds are not required to hold an annual meeting of shareholders, but will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the applicable Declaration of Trust. The Declarations of Trust provide for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series of a Trust vote together, except where required by the 1940 Act to vote separately by series, or when the Trustees have determined that a matter affects only the interests of one or more series.

Election and Removal of Trustees. The Declaration of Trust of each Trust provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. Each Declaration of Trust also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declarations of Trust relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Amendments to the Declarations of Trust. The Trustees are authorized to amend the Declarations of Trust without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the declaration to persons who are or have been shareholders, Trustees, officers or, employees of the Trust or that limit the rights to indemnification or insurance provided in the Declarations of Trust with respect to actions or omissions of persons entitled to indemnification under the Declarations of Trust prior to the amendment.

Shareholder, Trustee and Officer Liability. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of each Trust provides that shareholders are not personally liable for the obligations of a fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. In addition, a fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Each Declaration of Trust further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or

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obligation of the Trust. Each Declaration of Trust also permits the limitation of a Trustee’s liability to the full extent permitted by law. The Declaration of Trust of each Trust requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declarations of Trust provide that any Trustee who serves as Chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions. Each Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The Declaration of Trust of each Trust further provides that shareholders owning shares representing at least 5% of the voting power of the affected fund must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the fund in connection with the consideration of the demand, if in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.

Each Declaration of Trust further provides that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declarations of Trust also require that actions by shareholders against a fund be brought only in federal court in the Southern District of New York, or if not permitted to be brought in federal court, then in the Business Litigation Session of Suffolk Superior Court in Massachusetts, and that the right to jury trial be waived to the full extent permitted by law.

Proxy Voting Guidelines and Procedures

As detailed in the funds’ Proxy Voting Policies and Procedures below, the funds use the proxy voting policies and procedures of the sub-advisers to determine how to vote proxies relating to securities held by the funds. The proxy voting policies and procedures of TAM, BFA and each sub-adviser are attached or summarized in Appendix A.

The funds file Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The latest filing of Form N-PX was made on August 30, 2009, for the 12 month-period ended June 30, 2009. The form is available without charge: (1) from the funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at www.sec.gov.

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Financial Statements

The financial statements and financial highlights of Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios and S&P 500 Stock Master Portfolio, a Portfolio of the Master Investment Portfolio, as of December 31, 2009 have been filed with the Securities and Exchange Commission as part of the annual reports of the Trusts and the Portfolio Trust (accession numbers: 0000950123-10-022476, 0000950123-10-022476, 0000950123-10-022469 and 0000897436-10-000093, respectively) and are hereby incorporated by reference into this SAI.

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Appendix A

TRANSAMERICA PARTNERS FUNDS GROUP
TRANSAMERICA PARTNERS FUNDS GROUP II
TRANSAMERICA PARTNERS PORTFOLIOS

PROXY VOTING POLICIES AND PROCEDURES

I.          Statement of Principle

The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds’ stockholders and have accordingly adopted these procedures.

II.          Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Each Fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Adviser”), as investment adviser to each Fund, which in turn delegates proxy voting authority for most portfolios of the Fund to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees/Directors of each Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

III.          Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the Funds and Adviser. Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the Funds or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to Legal department for inclusion in applicable SEC filings.

IV.          Securities on Loan

The Boards of Trustees/Directors of the Funds have authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the Funds. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the Fund wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Last Revised: November 13, 2009

Aronson+Johnson+Ortiz, LP

OVERVIEW

Aronson+Johnson+Ortiz, LP (AJO) exercises proxy voting responsibilities on behalf of many of its clients pursuant to express or implied authorization in the client’s investment management agreement, though some clients retain this authority. In the case of ERISA accounts AJO, as adviser to the plan, must vote all proxies for the securities managed by AJO, unless the authority to vote proxies is retained by another plan fiduciary.

Each client account is voted by the firm’s Proxy Manager, and our proxy voting is overseen by the firm’s Proxy Oversight Committee. We have adopted and implemented policies and procedures reasonably designed to ensure proxies are voted in the best interests of clients, in accordance with our fiduciary duties and the requirements of ERISA and of SEC Rule 206(4)-6 under the Investment Advisers Act of 1940.

AJO uses a quantitative approach to investment management, using publicly available data and a proprietary investment model. Our quantitative model does not include subjective analysis of companies and their officers and directors. Therefore, for detailed analyses of proxy issues AJO will rely primarily on one or more independent third party proxy voting services, and we will generally vote proxies in accordance with the recommendations we receive from these services. We have procedures in place to ensure the advice we receive is impartial and in the best interests of our clients. We vote each proxy individually and on rare occasions we will not follow the third party recommendation. We will only vote against the recommendation where it is in the portfolio’s best interests to do so and where AJO has no material conflict of interest. We rely solely on the third party recommendations in situations where AJO has a material conflict of interest (see “Conflicts of Interest,” below).

In some instances AJO may abstain from voting a client proxy, particularly when the effect on the client’s economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.

CONFLICTS OF INTEREST

Actual and potential conflicts of interest, including conflicts of interest of our third party proxy service, are monitored by AJO’s Proxy Oversight Committee. When a conflict is identified, the Committee first makes a determination as to whether the conflict is material. The Committee defines a material conflict as one reasonably likely to be viewed as important by the average shareholder. In the case of a material AJO conflict, we will vote the proxy in accordance with the third party recommendation, unless the client directs us otherwise or, in the case of an ERISA client, revokes our proxy voting authority in writing. In the case where both AJO and our primary proxy voting service each has a conflict of interest, the Committee will vote the proxy in accordance with the recommendation of our secondary proxy service.

RECORD - KEEPING

AJO will maintain all required proxy voting records for five years or for such longer time as applicable law or client guidelines require. AJO may satisfy some of its record-keeping obligations by utilizing third party service providers or by relying on records available on EDGAR, the SEC’s online document filing and retention system.

VOTE DISCLOSURE

Each proxy voted by AJO for a client account is disclosed to the client quarterly. Clients may receive additional reports of proxies voted on their behalf by AJO by calling us collect at 215/546-7500.

AJO treats proxy votes as the property of the client and will not disclose proxy votes to third parties.

BlackRock

PROXY VOTING POLICIES AND PROCEDURES

The following is a discussion of the proxy voting policies of the S&P 500 Stock Master Portfolio, Core Bond Portfolio and Inflation-Protected Securities Portfolio (“BlackRock Portfolios”).

Master Investment Portfolio and Transamerica Partners Portfolios (“Portfolio Trusts”) have adopted as their proxy voting policies for the BlackRock Portfolios the proxy voting guidelines of BFA and BFM (“BlackRock”), the investment advisers to the BlackRock Portfolios. The Portfolio Trusts have delegated to BlackRock the responsibility for voting proxies on the portfolio securities held by the BlackRock Portfolios. Therefore, the remainder of this section discusses the BlackRock Portfolios’ proxy voting guidelines and BlackRock’s role in implementing such guidelines.

BlackRock votes (or refrains from voting) proxies for the BlackRock Portfolios in a manner that BlackRock, in the exercise of its independent business judgment, concludes is in the best long-term economic interests of such BlackRock Portfolios. In some cases, BlackRock may determine that it is in the best long-term economic interests of the BlackRock Portfolios to refrain from exercising the BlackRock Portfolios’ proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time- consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is also driven by its clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on BlackRock’s evaluation of this relationship, BlackRock believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BlackRock’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BlackRock may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the BlackRock Portfolios. BlackRock votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the BlackRock Portfolios, the BlackRock Portfolios’ affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock Investments, LLC (“BRIL”) or BRIL’s affiliates. When voting proxies, BlackRock attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	The BlackRock Portfolios generally support the board’s nominees in uncontested elections of directors and generally support proposals that strengthen the independence of boards of directors;

•	The BlackRock Portfolios generally do not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the BlackRock Portfolios investing in such issuer; and

•

The BlackRock Portfolios generally vote against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BlackRock maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the BlackRock Portfolios, the BlackRock Portfolios’ affiliates (if any), BlackRock or BlackRock’s affiliates, or BRIL or BRIL’s affiliates, from having undue influence on BlackRock’s proxy voting activity. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.

Information with respect to how BlackRock voted BlackRock Portfolios proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-441-7762 (toll-free); and (ii) on the SEC’s website at www.sec.gov.

Columbus Circle Investors

PROXY VOTING POLICY
2009

I.	Procedures

Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients’ investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.

For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.

In addition to voting proxies for clients, Columbus Circle:

1)

provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;

2)	applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

3)

keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4)	monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

5)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;

Frank Cuttita, Columbus Circle’s Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle’s proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.

II.	Voting Guidelines

Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.

To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle’s client portfolios which provide information for appropriate monitoring of such delegated responsibilities.

Columbus Circle has delegated to ISS the authority to vote Columbus Circle’s clients’ proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.

A.	Management Proposals:

1.	When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

	w	“Normal” elections of directors

	w	Approval of auditors/CPA

	w	Directors’ liability and indemnification

	w	General updating/corrective amendments to charter

	w	Elimination of cumulative voting

	w	Elimination of preemptive rights

2.	When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:

	w	Capitalization changes that eliminate other classes of stock and voting rights

	w	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.

	w	Stock purchase plans with an exercise price of not less than 85% FMV

	w	Stock option plans that are incentive based and not excessive

	w	Reductions in supermajority vote requirements

	w	Adoption of antigreenmail provisions

3.	When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:

	w	Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

	w	Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

	w	Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

	w	Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

	w	Classified or single-slate boards of directors

	w	Reincorporation into a state that has more stringent anti-takeover and related provisions

	w	Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.

	w	Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case

	w	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

	w	Amending articles to relax quorum requirements for special resolutions

	w	Re-election of director(s) directly responsible for a company’s fraudulent or criminal act

	w	Re-election of director(s) who holds offices of chairman and CEO

	w	Re-election of director(s) who serve on audit, compensation and nominating committees

	w	Election of directors with service contracts of three years, which exceed best practice and any change in control provisions

	w	Adoption of option plans/grants to directors or employees of related companies

	w	Lengthening internal auditors’ term in office to four years

B.	Shareholder Proposals:

Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.

1.	When voting shareholder proposals, in general, initiatives related to the following items are supported:

	w	Auditors should attend the annual meeting of shareholders

	w	Election of the board on an annual basis

	w	Equal access to proxy process

	w	Submit shareholder rights plan poison pill to vote or redeem

	w	Undo various anti-takeover related provisions

	w	Reduction or elimination of super-majority vote requirements

	w	Anti-greenmail provisions

	w	Submit audit firm ratification to shareholder votes

	w	Audit firm rotations every five or more years

	w	Requirement to expense stock options

	w	Establishment of holding periods limiting executive stock sales

	w	Report on executive retirement benefit plans

	w	Require two-thirds of board to be independent

	w	Separation of chairman and chief executive posts

2.	When voting shareholder proposals, in general, initiatives related to the following items are not supported:

		w	Requiring directors to own large amounts of stock before being eligible to be elected

		w	Restoring cumulative voting in the election of directors

w

Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

w

Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.

		w	Restrictions banning future stock option grants to executives except in extreme cases

	3.	Additional shareholder proposals require case-by-case analysis

w

Prohibition or restriction of auditors from engaging in non-audit services (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

		w	Requirements that stock options be performance-based

		w	Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

		w	Shareholder access to nominate board members

		w	Requiring offshore companies to reincorporate into the United States

Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.

Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time. Should a particular equity company’s policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle’s staff participates in national forums and maintains contacts with corporate representatives.

III.	Conflicts of Interest

Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.

Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.

In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.

Eff. 01/20/2006

Cramer Rosenthal McGlynn, LLC

Proxy Voting Procedures

In most cases, CRM clients have delegated to the Firm the authority to vote proxies relating to equity securities on their behalf. In exercising its voting obligations, CRM is guided by general fiduciary principles. It must act prudently, solely in the interest of clients, and for the purpose of providing benefits to such clients. The CRM Compliance Committee (the “Compliance Committee”) has determined that these Policies and Procedures for Proxy Voting (these “Policies”) are reasonably designed to assure that CRM votes client proxies in the best interest of clients and to provide clients with information about how their proxies are voted. In addition, these Policies are designed to satisfy CRM’s obligations under Rule 206(4)-7 under the Advisers Act.

Proxy Voting Process

CRM’s policy seeks to monitor corporate actions, analyze proxy solicitation materials, and vote client proxies for stocks which are held in client accounts in a timely and appropriate manner. CRM will consider the factors that could affect the value of a Fund’s investment in its determination on a vote. CRM has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. CRM’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

The Voting Process

Review of Proxy Solicitation Materials/Independent Recommendations

CRM receives proxy materials through an independent third party, Institutional Shareholder Services (“ISS”). ISS provides analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value. ISS’s voting recommendations cover three categories: (i) voting recommendations for social and environmental shareholder proposals; (ii) voting recommendations for “Taft-Hartley” accounts that are in the best long-term economic interest of plan participants and beneficiaries conforming to AFL-CIO voting guidelines;1 and (iii) voting recommendations intended to generally maximize shareholder value.

In determining how to vote on a proxy issue, CRM will consider ISS analysis and recommendations, as well as the portfolio manager’s own knowledge of the company (including its management, operations, industry and the particular proxy issue) in rendering a decision, with the exception of separately-managed Taft-Hartley or accounts where the client specifically directs CRM to vote in a “socially responsible” manner; in these cases CRM would generally follow the particular ISS recommendations for that category.

[1] CRM receives an analysis intended to protect plan assets as required by the U.S. Department of Labor and the Employees Retirement Income Security Act of 1974 (“ERISA”).

ISS Standard Proxy Voting Guidelines Summary

The following is a summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines), which form the substantive basis of CRM’s Policy on Proxy Voting. 2 As described above, CRM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

Auditors

Vote for proposals to ratify auditors, unless any of the following apply:

An auditor has a financial interest in or association with the company, and is therefore not independent. Fees for non-audit services are excessive, or

There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a case-by-case basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be considered in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CRO pay.

Majority of Independent Directors/Establishment of Committees

Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make shareholder action by written consent.

Shareholder Ability to Call Special Meeting

[2] The full ISS recommendations are outlined in the ISS Proxy Guidelines, which are available to CRM clients upon request.

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholder to act independently of management.

Supermajority Vote Requirements

Vote against proposals to require a supermajority shareholder vote.

Vote for proposals to lower supermajority vote requirements.

Cumulative Voting

Vote against proposals to eliminate cumulating voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company’s other governance provisions.

Confidential Voting

Vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspector of election, as long as the proposal includes a provision for proxy contents as follows: IN the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in lace. If the dissidents will not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the factors that include the long-term financial performance, management’s track record, qualification of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote case-by-case. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

Mergers and Corporate Restructurings

Vote case-by-case on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a case-by-case basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. Vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote for proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock). Vote for proposals to create “decaled” blank check preferred stock (stock that cannot be used as a takeover defense).

Management Compensation

Director Compensation

Votes on compensation plans for directors are determined on a case-by-case basis, using a proprietary, quantitative model developed by ISS.

Employee, Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a case-by-case basis.

Shareholder Proposals regarding Executive and Director Pay

Generally, vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, and would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking to reprice options are evaluated on a case-by-case basis giving consideration to: historic trading patterns rationale for repricing, value-for-value exchange, options vesting, term of the options, exercise price, and participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a case-by-case basis.

Shareholder Proposals on Compensation

Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business and workplace diversity. In general, vote case-by-case. While a wide variety of factors are considered, the primary focus is on how the proposal will enhance the economic value of the company.

Securities on Loan

Securities over which CRM has voting authority in certain accounts are subject to being lent to other parties, including securities in private investment partnerships, registered mutual funds and certain other accounts. CRM has no role in the lending process; securities lending decisions are made by the custodian with the consent of and on behalf of the client. As a general matter, when a security is on “loan” as of the record date, CRM has no authority to vote, and shall not vote, a proxy for the security.

Clients Who Vote Their Own Proxies

CRM clients may retain the authority to vote their own proxies in their discretion.

Conflicts and Potential Conflicts of Interest

CRM’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. When a conflict or potential conflict has been identified, CRM will generally vote the proxy as recommended by ISS, subject to a review by the CRM Compliance Committee indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.

Disclosure

CRM, in its written brochure required under Rule 204-3 (the “Form ADV”) shall describe: (i) these Policies; (ii) how a client can obtain information from CRM on how it voted the client’s proxies; and (iii) how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

Recordkeeping

CRM shall retain the following books and records in, as appropriate, electronic or hard copy form: (i) a copy of each proxy statement received regarding client securities (which may be kept by relying on obtaining copies through the EDGAR system maintained by the Securities and Exchange Commission), (ii) a record of each vote cast on behalf of clients, (iii) internal documents created that were material to the decision on how to vote any proxies or that memorialize the basis for such a decision, including any documentation relating to decisions to vote proxies other than in accordance with ISS recommendations, (iv) copies of written client requests for proxy voting records and of the Firm’s written responses to either a written or oral request for information on how the Firm voted proxies on behalf of the requesting client, and (v) with respect to votes cast for securities held in any registered investment company, records of CUSIP numbers.

Records for the CRM Mutual Fund Trust shall be recorded and maintained by the Trust.

The above records shall be retained in an easily accessible place for a period of at least five (5) years from the end for the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of CRM.

Eaton Vance Management

Eaton Vance Management
Boston Management and Research
Eaton Vance Investment Counsel
Proxy Voting Policies and Procedures

I.	Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

Roles and Responsibilities

Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

Proxy Voting Guidelines (“Guidelines”)

General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V.     Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

A copy of the Advisers’ proxy voting policies and procedures;
Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
A record of each vote cast;
A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.     Assessment of Agent and Identification and Resolution of Conflicts with Clients

Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;
In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or
The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Adopted June 6, 2003
As Revised January 20, 2005
As Revised August 8, 2005
As Revised February 1, 2006

Fort Washington Investment Advisors, Inc.

Proxy Voting Policies and Procedures

Fort Washington Investment Advisors, Inc., (the “Adviser”) shall vote proxies related to securities held by our clients for which we serve as the investment adviser in the best interest of our clients. All references in these Proxy Voting Policies and Procedures are limited solely to clients for which we have agreed to vote such proxies. A client may reserve to itself the right to vote proxies.

The Adviser’s authority to vote the proxies of certain clients is established by advisory contracts or comparable documents. In addition to requirements of the Securities and Exchange Commission (“SEC”) governing advisers, our proxy voting policies reflect the fiduciary standards and responsibilities for ERISA accounts.

The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to act solely in the best interest of our clients at all times. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

maintain or strengthen the shared interests of stockholders and management;
increase shareholder value; and
maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where we perceive that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, we will generally vote against it. We believe that means for ensuring management accountability to shareholders, in the rare cases where is threatened, must not be compromised.

We generally support shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, our voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

We believe that proposals addressing strictly social or political issues are immaterial to the goal of maximizing the return on funds under our management. We will generally vote against such proposals, but will consider supporting proposals that seek to protect shareholder rights or minimize risks to shareholder value.

We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

We (and our employees) and/or an independent third party provider shall vote in a prudent and timely fashion, only after careful evaluation of the issue(s) presented on the ballot.

We review proxies to assess the extent, if any, to which there may be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”). If we determine that a potential conflict may exist, it shall be reported to our Proxy Voting Committee. The Proxy Voting Committee shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of our clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, the Proxy Voting Committee may resolve a potential conflict in any of the following manners:

If the proposal that is the subject of the proposed conflict is specifically addressed in these Proxy Voting Policies and Procedures, we may vote the proxy in accordance with such pre-determined policies and guidelines; provided that such pre-determined policy involves little discretion on our part; we may engage an independent third-party to determine how the proxy should be voted; or we may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

We will use commercially reasonable efforts to determine whether a potential conflict may exist.

We may abstain from voting a client proxy if we conclude that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

We may abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we will weigh the costs and benefits of voting proxy proposals and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.

Unless otherwise directed by a client in writing, we are responsible for voting all proxies related to securities that we manage for clients with respect to which we have accepted proxy-voting responsibility in writing. A client may from time to time direct us in writing to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction.

We shall maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy-voting information to a client for which we are responsible for voting proxies upon written request. Clients should contact our Director of Client Services to make such a request.

Our Proxy Voting Procedures and Policy will be reviewed annually. The Proxy Policy Committee will review present procedures and past decisions with the aim of developing the most coherent and understandable proxy voting policy possible. We believe that a careful and continually evolving policy is indispensable to the task of discharging our fiduciary duties as an investment adviser.

GE Asset Management

GE Asset Management Policies and Procedures
Proxy Voting Policy

General

GE Asset Management Incorporated (GE Asset Management) exercises its fiduciary responsibilities by carefully reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interest of its clients. Each proxy is reviewed individually, managed in accordance with this Proxy Voting Policy and voted consistent with the proxy guidelines (Proxy Guidelines) adopted by the Proxy Committee (as defined below) from time to time. In all cases the ultimate objective in voting proxies is to enhance shareholder value. The Proxy Voting Policy and Proxy Guidelines are provided to GE Asset Management personnel who have responsibility for managing the proxy voting process in an effort to maintain consistency and ensure compliance. Additionally, the Proxy Voting Policy has been adopted by the Board of Directors of GE Asset Management.

Certain clients expressly retain proxy voting responsibility or have entered into a relationship with another party who has been given authority to vote their proxies. Such clients are not subject to this Proxy Voting Policy or the Proxy Guidelines. Additionally, certain other clients have instructed GE Asset Management to vote proxies in accordance with each such client’s proxy voting guidelines. In such cases GE Asset Management will still follow the procedure set forth in the Proxy Voting Policy though the Proxy Guidelines will not be applicable.

For purposes of clarification, with respect to GEAM sponsored mutual funds, the Fund’s Boards of Trustees have delegated the responsibility for voting proxies to GEAM for all Funds (or allocation of Fund assets) that are managed by GEAM. For those Funds (or allocation of Fund assets) that are managed by a sub-adviser, the Fund’s Board of Trustees has delegated proxy voting responsibilities to that sub-adviser.

Proxy Committee

The Proxy Committee is comprised of between five (5) and ten (10) individuals, including both the Chief Executive Officer and General Counsel of GE Asset Management. Members of the Proxy Committee are appointed by the Board of Directors of GE Asset Management (Board) and will be evidenced by a resolution adopted by the Board. The Proxy Committee participates in the proxy voting process as detailed below and may amend the Proxy Guidelines at any time by unanimous written consent.

Proxies and Corporate Actions Analyst

The Proxies and Corporate Actions Analyst (Proxy Analyst) is an employee of GE Asset Management and has responsibility for facilitating the processing of all proxy votes for any annual or special meeting for all voting securities held in the various GE Asset Management portfolios and monitoring such process.

Annual Review of Proxy Voting Policy and Proxy Guidelines

The Proxy Committee will meet at least annually to review and analyze current issues and update, if necessary, the Proxy Guidelines and Proxy Voting Policy. Appropriate GE Asset Management personnel may also be requested to participate in this meeting.

Third Party Services

GE Asset Management currently utilizes the services of Institutional Shareholder Services, Inc. (ISS) for proxy research, voting, administrative and reporting functions and Investor Responsibility Research Center (IRRC) for research material.

Voting Procedure

1.	ISS receives proxy material from custodial banks, Automatic Data Processing (ADP) and directly from companies.

2.

For every proxy ISS receives, ISS reviews all proxy material and provides the Proxy Analyst with an analysis of such material, including management’s recommendation of how to vote the proxy, and a vote recommendation based on the Proxy Guidelines or specific client guidelines.

3.	The Proxy Analyst reviews each vote recommendation given by ISS and does the following:

	a.	Domestic and International Routine Corporate Governance Issues and Routine Social Issues: The Proxy Analyst votes in accordance with the ISS recommendation on routine issues.

b.

Domestic and International Non-Routine Corporate Governance Issues and Non-Routine Social Issues; Vote with Management: If the issue is determined to be non-routine by the Proxy Analyst, an analyst for the relevant asset class and a Proxy Committee member will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and not inconsistent with the Proxy Guidelines, the process will continue as provided in section (4) below.

c.

Domestic and International Non-Routine Corporate Governance Issues and Non-Routine Social Issues; Voting Against Management: If (a) the issue is determined to be non-routine by the Proxy Analyst and either the analyst for the relevant asset class or the Proxy Committee member recommends a vote against management or (b) an analyst seeks in any case to vote contrary to the Proxy Guidelines, then at least two (2) Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (See Material Conflict of Interest below).

4.	The vote decision is communicated to ISS. GE Asset Management may abstain from voting a proxy in a limited number of circumstances.

5.	ISS votes the proxy through ADP, the solicitors, or the custodian banks, as the case may be.

6.	Comprehensive reports of all proxy votes are reviewed semi-annually by the Proxy Analyst and annually by the Proxy Committee.

Issues Involving a Material Conflict of Interest

A material conflict of interest may arise in a situation where the Proxy Analyst or analyst or Proxy Committee member, if voting the proxy, has knowledge of a situation where either GE Asset Management or one of its affiliates would enjoy a substantial or significant benefit from casting its vote in a particular way. Examples of where a material conflict of interest may occur include, but are not limited to, the following examples:

•

General Electric Company, the parent of GE Asset Management, is soliciting proxies in connection with a transaction involving an issuer of securities that GE Asset Management holds in its client accounts.

•

A plan sponsor of a benefit plan to which GE Asset Management provides services is also the issuer of securities that GE Asset Management holds in its client accounts. However, absent extraordinary circumstances, this situation should not present a material conflict of interest and in no case would a material conflict of interest exist unless the assets of such benefit plan managed by GE Asset Management constituted more than 1% of GE Asset Management’s assets under management.

•	An officer or employee of GE Asset Management or one of its affiliates serves as a director of a company during a time when GE Asset Management has an opportunity to vote securities of that company.

If a material conflict of interest does arise, ISS will be solely responsible for determining how to vote the proxy based upon the Proxy Guidelines or specific client guidelines. Should this be impractical, an independent third party will be engaged to determine how to vote the proxy. Additionally, a material conflict of interest form in the form attached hereto (Material Conflict of Interest Form) will be completed and signed by the Proxy Analyst and at least one member of the Proxy Committee. Material Conflict of Interest Form(s), if any, will be provided to the Proxy Committee on an annual basis and, in the case of a mutual fund that holds the portfolio security in question, to the board of such mutual fund at its next regularly scheduled meeting.

Securities Lending Programs

Securities held by a client may be lent out to a borrower. In such an instance, the securities are typically transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where an asset class leader or primary analyst determines that a proxy vote is materially important to a client’s interest and where it is feasible to recall the security on a timely basis, GE Asset Management may use its reasonable efforts to recall the security. GE Asset Management disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the security before the record date and/or the deadline for voting, as applicable.

Record Retention Policy

GE Asset Management will maintain the following for a period of five (5) years:

•	Proxy Voting Policy.
•	Proxy Guidelines.
•	Written request for proxy voting records and a written response to such request.
•	Any document prepared by an analyst or Proxy Committee member that was material to the voting of a proxy.

GE Asset Management has hired ISS to maintain the following for a period of five (5) years:

•	Proxy statements received regarding client securities (unless available through the Securities and Exchange Commission’s EDGAR system).
•	Records of votes cast on behalf of clients.

Such records will be made available to GE Asset Management via a website hosted and maintained by ISS or upon request.

GE Lifestyle Funds

GE Asset Management is the adviser to the GE LifeStyle Funds that invest in underlying GE Funds and money market instruments. GE Asset Management is also the adviser to the GE Funds. The same Board of Trustees serves both the GE Funds and the GE LifeStyle Funds. GE LifeStyle Funds do not have the ability to vote proxies with respect to the portfolio securities held by the GE Funds. GE LifeStyle Funds may have the opportunity to vote the shares issued by the GE Funds. In this case, GE Asset Management will use the shadow or mirror voting technique described below to the extent permitted by applicable fund documents.

Shadow or Mirror Voting Technique: GE Asset Management will cast the proxies received by the GE LifeStyle Funds from the GE Funds in the same proportion as the vote cast by the other shareholders of the GE Funds that are not affiliated with GE Asset Management, to the extent that GE Asset Management has available information from the issuer or its agent to permit this form of voting.

Other GE Advisory Businesses

Each GE advisory business is individually responsible for developing a proxy voting policy and for voting its proxies accordingly. GE Asset Management will not knowingly share any information regarding its voting decisions directly with any of the other GE advisory businesses, nor will it seek to obtain any information from them regarding their voting decisions.

Form N-PX

GE Asset Management will file a Form N-PX in accordance with the law.

Obtaining Proxy Policy, Proxy Guidelines and Voting Records

GE Fund Shareholders

If a GE Fund shareholder wants to obtain a summary of the Proxy Policy and Proxy Guidelines or a Form N-PX (after August 31, 2004), such shareholder can (a) call a designated toll-free number during business hours, (b) view the GE Fund’s website, or (c) view the SEC’s website at www.sec.gov. If a request is received telephonically, the summary must be sent out within three (3) business days of receipt of the request by first-class mail or other means designed to ensure equally prompt delivery.

Advisory Clients

Non-mutual fund clients (Advisory Clients) are provided a summary of the Proxy Policy and Proxy Guidelines in Form ADV, Part II. Should an Advisory Client wish to obtain the Proxy Policy and/or Proxy Guidelines in full or information regarding how GE Asset Management voted proxies for their account, the Advisory Client can contact their account representative or the Proxy Analyst.

          Goldman Sachs Asset Management, L.P.

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

          Goldman Sachs Asset Management (the “Investment Adviser”) has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion. Under the Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect the Investment Adviser’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

          The principles and positions reflected in the Policy are designed to guide the Investment Adviser in voting proxies, and not necessarily in making investment decisions. The Investment Adviser periodically reviews the Policy to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

          Public Equity Investments. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”). The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Attached as Appendix A is a summary of the Guidelines.

          The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”)* to assist in the implementation of certain proxy voting-related functions. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues. While it is the Investment Adviser’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations.

          The Proxy Service assists in the implementation and administration of the proxy voting function. The Proxy Service assists the Investment Adviser in the proxy voting process by providing operational, recordkeeping and reporting services. In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.

          GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest. The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.

          The Investment Adviser has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include the Investment Adviser’s use of the Guidelines and Recommendations and the override process, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc.

          Fixed Income and Private Investments. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by the Investment Adviser based on its assessment of the particular transactions or other matters at issue.

*The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services, a unit of Risk Metrics Group.

Invesco Advisers, Inc.

PROXY VOTING POLICIES AND PROCEDURES

January 2010

A. POLICY STATEMENT

Invesco has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

Invesco believes that it has a duty to manage clients’ assets in the best economic interests of its clients and that the ability to vote proxies is a client asset.

Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

Voting of Proxies

Invesco will vote client proxies relating to equity securities in accordance with the procedures set forth below unless a non-ERISA client retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) of an ERISA client retains in writing the right to direct the plan trustee or a third party to vote proxies, or Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith. In addition, due to the distinct nature of proxy voting for interests in fixed income assets and stable value wrap agreements, the proxies for such fixed income assets and stable value wrap agreements will be voted in accordance with the procedures set forth in the “Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements” section below.

Best Economic Interests of Clients

In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

RiskMetrics’ Services

Invesco has contracted with RiskMetrics Group (“RiskMetrics,” formerly known as ISS), an independent third party service provider, to vote Invesco’s clients’ proxies according to RiskMetrics’ proxy voting recommendations determined by RiskMetrics pursuant to its then-current US Proxy Voting Guidelines, a summary of which can be found at http://www.riskmetrics.com and which are deemed to be incorporated herein. In addition, RiskMetrics will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, the Proxy Committee will review information obtained from RiskMetrics to ascertain whether RiskMetrics (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interests of Invesco’s clients. This may include a review of RiskMetrics’ Policies, Procedures and Practices Regarding Potential Conflicts of Interest and obtaining information about the work RiskMetrics does for corporate issuers and the payments RiskMetrics receives from such issuers.

Custodians forward to RiskMetrics proxy materials for clients who rely on Invesco to vote proxies. RiskMetrics is responsible for exercising the voting rights in accordance with the RiskMetrics proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged RiskMetrics to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) RiskMetrics recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the RiskMetrics vote recommendation, the Proxy Committee will review the issue and direct RiskMetrics how to vote the proxies as described below.

Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements

Some of Invesco’s fixed income clients hold interests in preferred stock of companies and some of Invesco’s stable value clients are parties to wrap agreements. From time to time, companies that have issued preferred stock or that are parties to wrap agreements request that Invesco’s clients vote proxies on particular matters. RiskMetrics does not currently provide proxy analysis or vote recommendations with respect to such proxy votes. Therefore, when a particular matter arises in this category, the investment team responsible for the particular mandate will review the matter and make a recommendation to the Proxy Manager as to how to vote the associated proxy. The Proxy Manager will complete the proxy ballots and send the ballots to the persons or entities identified in the ballots.

Proxy Committee

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate and who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote of those members in attendance at a meeting called for the purpose of determining how to vote a particular proxy. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of Invesco. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

The Proxy Manager shall call for a meeting of the Proxy Committee (1) when override submissions are made; and (2) in instances when RiskMetrics has recused itself or has not provided a vote recommendation with respect to an equity security. At such meeting, the Proxy Committee shall determine how proxies are to be voted in accordance with the factors set forth in the section entitled “Best Economic Interests of Clients,” above.

The Proxy Committee also is responsible for monitoring adherence to these procedures and engaging in the annual review described in the section entitled “RiskMetrics’ Services,” above.

Recusal by RiskMetrics or Failure of RiskMetrics to Make a Recommendation

When RiskMetrics does not make a recommendation on a proxy voting issue or recuses itself due to a conflict of interest, the Proxy Committee will review the issue and determine whether Invesco has a material conflict of interest as determined pursuant to the policies and procedures outlined in the “Conflicts of Interest” section below. If Invesco determines it does not have a material conflict of interest, Invesco will direct RiskMetrics how to vote the proxies. If Invesco determines it does have a material conflict of interest, the Proxy Committee will follow the policies and procedures set forth in such section.

Override of RiskMetrics’ Recommendation

There may be occasions where Invesco investment personnel, senior officers or a member of the Proxy Committee seek to override a RiskMetrics recommendation if they believe that a RiskMetrics recommendation is not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with a RiskMetrics recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the RiskMetrics recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee along with the certification attached as Appendix A hereto. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the RiskMetrics voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed any conflict of interest.

Proxy Committee Meetings

When a Proxy Committee Meeting is called, whether because of a RiskMetrics recusal or request for override of a RiskMetrics recommendation, the Proxy Committee shall request from the Chief Compliance Officer as to whether any Invesco person has reported a conflict of interest.

The Proxy Committee shall review the report from the Chief Compliance Officer to determine whether a real or perceived conflict of interest exists, and the minutes of the Proxy Committee shall:

(1)	describe any real or perceived conflict of interest,

(2)	determine whether such real or perceived conflict of interest is material,

(3)	discuss any procedure used to address such conflict of interest,

(4)	report any contacts from outside parties (other than routine communications from proxy solicitors), and

(5)	include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct RiskMetrics how to vote the proxies as provided herein.

Certain Proxy Votes May Not Be Cast

In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients, some of which may be related to requirements of having a representative in person attend the proxy meeting. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. Invesco will not vote if it determines that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Invesco.

CONFLICTS OF INTEREST

Procedures to Address Conflicts of Interest and Improper Influence

In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with RiskMetrics to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by RiskMetrics, each vote recommendation provided by RiskMetrics to Invesco shall include a representation from RiskMetrics that RiskMetrics has no conflict of interest with respect to the vote. In instances where RiskMetrics has recused itself or makes no recommendation on a particular matter, or if an override submission is requested, the Proxy Committee shall determine how to vote the proxy and instruct the Proxy Manager accordingly, in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and Invesco’s clients. For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any Invesco person, including Invesco’s affiliates. Accordingly, no Invesco person may put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship with Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each Invesco person avoid any situation that might compromise, or call into question, the exercise of fully independent judgment that is in the interests of Invesco’s clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Additional examples of situations where a conflict may exist include:

▪	Business Relationships – where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

▪

Personal Relationships – where an Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

▪

Familial Relationships – where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that the Proxy Committee determines that Invesco (or an affiliate) has a material conflict of interest, the Proxy Committee will not take into consideration the relationship giving rise to the conflict of interest and shall, in its sole discretion, either (a) decide to vote the proxies pursuant to RiskMetrics’ general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact Invesco’s client(s) for direction as to how to vote the proxies.

In the event an Invesco person has a conflict of interest and has knowledge of such conflict of interest, it is the responsibility of such Invesco person to disclose the conflict to the Chief Compliance Officer. When a Proxy Committee meeting is called, the Chief Compliance Officer will report to the Proxy Committee all real or potential conflicts of interest for the Proxy Committee to review and determine whether such conflict is material. If the Proxy Committee determines that such conflict is material and involves a person involved in the proxy voting process, the Proxy Committee may require such person to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how Invesco should vote such proxy. An Invesco person will not be considered to have a material conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote.

In order to ensure compliance with these procedures, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any Invesco person who submits a RiskMetrics override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A.

In addition, members of the Proxy Committee must notify Invesco’s Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence exerted by any Invesco person or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee. In the event that it is determined that improper influence was exerted, the Risk Management Committee will determine the appropriate action to take, which actions may include, but are not limited to, (1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and cooperating fully with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interests of clients.

C. RECORDKEEPING

Records are maintained in accordance with Invesco’s Recordkeeping Policy.

Proxy Voting Records

The proxy voting statements and records will be maintained by the Proxy Manager on-site (or accessible via an electronic storage site of RiskMetrics) for the first two (2) years. Copies of the proxy voting statements and records will be maintained for an additional five (5) years by Invesco (or will be accessible via an electronic storage site of RiskMetrics). Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to:

Proxy Manager, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

APPENDIX A

ACKNOWLEDGEMENT AND CERTIFICATION

I acknowledge that I have read the Invesco Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the Invesco Chief Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

Print Name

Signature

Date

Jennison Associates LLC

Proxy Voting Policy Summary

Conflicts of interest may also arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts. Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client.. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflicts exists..

In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.

For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.

It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

J. P. Morgan Investment Management Inc.

PROXY VOTING POLICIES AND PROCEDURES

As an investment adviser, JPMorgan may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMorgan and its affiliated advisers have adopted detailed proxy voting procedures (“Procedures”) that incorporate detailed proxy guidelines (“Guidelines”) for voting proxies on specific types of issues.

JPMorgan is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. As a general rule, in routine proxies of a particular security, the guidelines of the region in which the issuer of such security is organized will be applied.

Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.

To oversee and monitor the proxy-voting process, JPMorgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by JPMorgan. The procedures permit an independent voting service; currently Institutional Shareholder Services, Inc. in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

A copy of the JPMorgan proxy voting procedures and guidelines are available upon request by contacting your client service representative.

J. P. Morgan Investment Management Inc.

PROXY VOTING POLICIES AND PROCEDURES

As an investment adviser, JPMorgan may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMorgan and its affiliated advisers have adopted detailed proxy voting procedures (“Procedures”) that incorporate detailed proxy guidelines (“Guidelines”) for voting proxies on specific types of issues.

JPMorgan is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. As a general rule, in routine proxies of a particular security, the guidelines of the region in which the issuer of such security is organized will be applied.

Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.

To oversee and monitor the proxy-voting process, JPMorgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by JPMorgan. The procedures permit an independent voting service; currently Institutional Shareholder Services, Inc. in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

A copy of the JPMorgan proxy voting procedures and guidelines are available upon request by contacting your client service representative.

Merganser Capital Management, Inc.

Policies and Procedures

Proxy Voting Policy – Proxy Voting

Adopted: October 5, 2004
Amended: November 16, 2006

Purpose:
The purpose of this policy is to ensure that proxies are voted in accordance with our clients’ best interests or instructions.

Background:

Rule 275.206(4)-6 of the Investment Advisers Act of 1940 governs proxy voting by investment advisers. It requires advisers to implement written policies and procedures governing how they will vote proxies. It also requires them to disclose to clients, when requested, how they voted certain proxies and to furnish clients with a copy of the advisers’ policies and procedures on proxy voting.

Policy:

Merganser will notify the client giving them the opportunity to vote or instruct us how to vote their proxy. When a client specifically instructs Merganser not to contact them about proxies, Merganser will vote the proxy in a manner which in its best judgment reflects the client’s best economic interest and fosters good corporate governance. In other routine matters, Merganser will vote in accordance with management recommendations.

If requested, Merganser will offer our clients advice on proxy questions.

Merganser will facilitate the proxy voting so as to minimize the administrative burden on our clients.
If our contract assigns responsibility for proxy voting to the client or the client otherwise indicates a desire to vote proxies, Merganser will forward all materials to them for voting.

Procedures – Proxy Voting

Adopted: October 5, 2004
Amended: November 16, 2006

Definitions and Limitations:

Not applicable.

Procedures:

Receipt of proxies

Upon receipt of proxy material, Merganser will date stamp the ballot and forward all material to the Compliance Department (“Compliance”). Compliance will log the receipt on the Proxy Voting Control sheet. Document is in U:\POND\Compliance Documents\Compliance Testing Control Sheets\Proxy Voting Control Sheet.xls.

Review of proxy material

Compliance will review the proxy material. Compliance will then forward a copy of the ballot and other material to the Portfolio Manager (“PM”) for review and recommendation(s). Compliance will offer the PM recommendations where appropriate.

PM will review the proxy material and make recommendation(s) for the client’s consideration. The proxy material will be returned to Compliance with the PM’s recommendations.

Advising clients of our recommendations

Unless Merganser has been directed by the client to vote all proxies without consulting them, the Director of Client Service (“DCS”) will contact the client with our recommendations on voting the proxy and offer the opportunity to instruct us otherwise.

DCS will contact the client by telephone, letter or e-mail to review the proxy material and determine how the client wants to vote. If requested, the DCS, with assistance of the PM, may offer advice to the client. A letter with copies of proxy documents will be sent to the client upon request.

Voting proxies

The proxy material will be returned to Compliance for voting. The vote will be made via Internet whenever possible.

Recordkeeping

A record of the vote, PM recommendations and any client correspondence will be filed in the client legal folder. Compliance will update the Proxy Voting Control sheet.

Mesirow Financial Investment Management, Inc.

Proxy Voting Policies and Procedures

Introduction:

Currently, the following Proxy Voting Policies and Procedures apply only in the event that Mesirow Financial Investment Management, Inc. has agreed to, or has been instructed to, vote proxies on behalf of a client. Otherwise, it is the general policy of Mesirow Financial that the firm’s registered investment advisors do not vote proxies on behalf of clients.

Mesirow Financial Investment Management, Inc. (MFIM) has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of certain of our clients (as described below in the Statement of Policies, Paragraphs A. and B.), is established by certain of our advisory contracts executed by those clients, and our proxy voting policy and procedures have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

Statement of Policies:

A.   Except as otherwise agreed to in writing with an individual client, it is the long-standing policy of MFIM that it has no authority or obligation to take any action or render any advice with respect to the voting of proxies on behalf of its individual (non-institutional) clients.2 This position is stated in MFIM (non-institutional) client agreements. The agreements further state that the client expressly retains the authority and responsibility for the voting of proxies and that the client will be sent any applicable information and documents that MFIM receives to help the client take whatever action the client deems advisable.

B.   It is also the long-standing policy of MFIM to accept the discretionary authority to vote proxies on behalf of its institutional clients. This position of accepting such authority is clearly stated in standard MFIM (institutional) Advisory Agreements. These contracts or agreements further state that MFIM will accept such proxy voting authority unless the right to vote proxies is specifically and contractually reserved to the Portfolio’s Trustee(s) under the terms of the Portfolio’s Plan documents.

Policies and Procedures:

A.   Individual (Non-Institutional) Clients:

1)   As stated above, except as otherwise agreed to in writing with an individual client, it is the policy of MFIM to have no authority or obligation with respect to taking action or rendering advice with respect to the voting of proxies.

2)   Any and all proxy voting materials or documentation that MFIM may receive on behalf of an individual client for whom it is not obligated to take action with respect to the voting of proxies, will be sent to the client at the client’s address of record.

3)   In the event that a particular client advises MFIM that it does not wish to receive proxy voting materials, MFIM will prepare and send a letter of understanding (Exhibit A, attached) to that client at client’s address of record. Said letter will include client’s verification that MFIM has been instructed not to send proxy materials to the client, will reiterate MFIM’s position of taking no action with respect to proxy voting on the client’s behalf and will require the client’s signature acknowledging receipt and understanding of the contents of the letter. In the circumstance wherein MFIM has not received the executed acknowledgement as just described from the client, MFIM will be required to continue to mail any and all proxy voting materials to the client at the client’s address of record.

B.   Institutional Clients:

1)   Wherein MFIM has accepted discretionary authority to vote proxies on behalf of its institutional clients, MFIM has elected to utilize an outside, third party proxy voting service (the “Service”). The relationship of this Service to MFIM is independent; the Service is retained on a contractual basis that is reviewed for renewal annually.

2)   On an annual basis, the Service will establish and provide MFIM with comprehensive proxy voting guidelines as further described in section 4 below. The Service utilizes these guidelines as its sole basis for its underlying determination for each proxy voted on behalf of MFIM clients.1

3)   The comprehensive guidelines are reviewed and updated annually, or more often as needed, by MFIM’s Director of Operations. As stated in the introduction, the guidelines are selected and established in a manner reasonably designed to ensure that proxies are voted in the best interests of the clients in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940, as well as in accordance with the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 942,29 C.F.R. 2509.94-2 (July 29, 1994).

4)   There are two (2) separate sets of guidelines that are utilized by MFIM which are established by the Service, utilizing its expertise and standing within the financial services industry, as well as our own. One set is for Taft-Hartley clients, the other set is for non-Taft-Hartley clients. In reference to Taft-Hartley clients, MFIM has instructed the Service to vote Taft-Hartley accounts and other union related accounts in accordance with the Taft-Hartley proxy voting guidelines, as established by the Service. In reference to the non-Taft-Hartley accounts, the proxies are to be voted in accordance with a separate and mutually exclusive set of proxy voting guidelines, established by the Service.

5)   Wherein the comprehensive guidelines state that particular proxy items in certain categories are to be voted on a case-by-case basis, MFIM’s Director of Operations will read and review the appropriate proxy information; review the research that is available on the website of the Service; may consult with the appropriate portfolio manager(s); may call the contact personnel at the Service for additional guidance and input and then reach the decision on voting such proxy that best serves the interests of the client(s).

Communications/Availability of Information to Clients:

A.   Each institutional client of MFIM, and each individual client for whom it has been agreed to in writing that MFIM will vote proxies, is advised by MFIM at the time of executing the appropriate client agreement or contract that MFIM will be utilizing an outside proxy voting service on the client’s behalf. A standard letter is subsequently sent to the client (Exhibit B, attached) that provides background information and further describes the Service. A second standard letter is sent (Exhibit C, attached) to the client’s custodian to advise the custodian that the Service is being utilized, that identifies the Service and provides the necessary mailing information in order for the custodian to appropriately mail proxy information to the Service.

B.   In the event that a client of MFIM requests information as to how a particular proxy had been voted on that client’s behalf, MFIM will obtain that specific voting information from the Service and then provide it to the client in a timely manner. MFIM will maintain a record of all such requests and its subsequent responses to the client. Under no circumstance will MFIM disclose to a third party how a proxy had been voted by the Service on behalf of a client without that client’s express, written consent.

1 In those instances in which MFIM agrees to vote proxies for individual clients, such proxies will be voted in accordance with the policies and procedures set forth herein with respect to institutional clients.

C.   Each individual (non-institutional) client of MFIM, except as has been otherwise agreed to in writing with an individual client, is advised by MFIM at the time of executing the appropriate client agreement or contract that it is the policy of MFIM, as expressly stated in the client agreement, that MFIM will have no authority or obligation to take any action with respect to the voting of proxies. All proxy voting materials that MFIM may receive will be forwarded to the client at the client’s address of record. Should the client instruct MFIM that it does not wish to be sent the proxy information, as stated above in Paragraph A.3. of Section Policies and Procedures, the client will be required to sign and acknowledge a letter of understanding to that effect (Exhibit A, attached). MFIM will maintain a copy of all such executed letters of understanding.

D.   In the event that a client of MFIM (for whom/which MFIM votes proxies) requests a copy of MFIM’s Proxy Voting Policies and Procedures, MFIM will provide said Policies and Procedures within a reasonable amount of time to the client at client’s address of record. MFIM will maintain a record of all such requests and its subsequent responses to the client.

E.   At the time of executing the appropriate MFIM Client Agreement, a new MFIM client is provided a copy of MFIM’s Part II of Form ADV as required under the Brochure Rule. Such Part II of Form ADV includes a summary of MFIM’s Proxy Voting Policies and Procedures in Item 1.D. and is subsequently offered to MFIM clients on an annual basis.

Recordkeeping:

A.   It is the policy of MFIM to maintain all appropriate records and documentation pertaining to all aspects of its Proxy Voting Policies and Procedures in compliance with the recordkeeping requirements under General Rule 204-2 of the Investment Advisers Act of 1940. As such, all records and documentation will be maintained and preserved by MFIM in appropriate MFIM offices for two (2) years after such records and documentation are created and for three (3) additional years in an easily accessible place.

B.   Such records should include: (1) a copy of MFIM’s policies and procedures; (2) a copy of each set of annual guidelines and any and all amendments and/or updates;

(3)  Each written client request for proxy voting records and MFIM’s written response to any (written or oral) client request for such records; (4) each written client request for a copy of MFIM’s Proxy Voting Policies and Procedures and MFIM’s written response to any (written or oral) client request for said Policies and Procedures; (5) a copy of the annual contract with the Service; (6) a copy of any and all correspondence pertaining to proxy voting matters, including letter(s) of instruction as described above in Paragraph C. of Section Communications / Availability of Information to Clients.

Responsibility and Oversight:

A.   MFIM has designated its Director of Operations as responsible for administering and overseeing the proxy voting process.

B.   The responsibilities of the Director of Operations shall include (1) establishing and maintaining the relationship with the selected proxy voting Service; (2) ensuring that the contract with the Service is reviewed and updated prior to the annual renewal date and subsequently executing the contract; (3) updating the required information pertaining to the establishment of the “guidelines” at least annually and any time during the year as needed and promptly submitting such amendments to the Service;

(4)  conferring with MFIM’s portfolio managers and analysts to discuss and ensure that the guidelines continue to be formulated in the best interests of MFIM’s clients;

(5)  oversee and monitor the activities of the Service from time to time to ensure adherence with the guidelines;

(6)  oversee and supervise MFIM’s portfolio managers and administrative staff to ensure that both routine and special request documentation is provided to clients in a timely manner, and that all such documentation is retained in accordance with Rule 204-2 as described above.

Conflicts of Interest:

MFIM is currently not aware of any specific conflicts of interest. However, should MFIM become aware of a conflict of interest, it will rely on, and the Service shall vote in accordance with, its pre-determined policies as set forth in the guidelines if application of such policies to the matter at hand involves discretion on the part of MFIM.

EXHIBIT A
Date

Mr./Ms. Client

Re: Proxy Materials

Dear Client:

As is stated in your Client Agreement dated, Mesirow Financial Investment Management, Inc. has neither the authority nor obligation to vote proxies on your behalf. It is also stated in your Client Agreement that any proxy materials, documents and information, which we may receive on your behalf will be promptly mailed to you at your address of record.

Inasmuch as you have requested that we not mail proxy materials to you, we are required to reiterate that we are not voting proxies on your behalf. Further, since you do not wish to receive proxy materials, we must advise you that you are effectively abstaining from voting such proxies.

Please be advised that until we receive the enclosed copy of this letter with your signature and date acknowledging that you have read and understand the content of this letter, we will have no alternative but to mail you any and all proxy materials that we receive on your behalf.

Please feel free to call with any questions.

Sincerely, Client Acknowledgement:

(name, title)	signature(s)

enclosure
date

EXHIBIT B
Date

Client Name
Address

Dear:

Mesirow Financial Investment Management, Inc. is committed to excellence in client service. Maintaining open and informative communication with our clients is one of our primary objectives.

Pursuant to our contractual obligation as Portfolio fiduciaries to research and to vote on proxy issues for your account, we intend to engage Institutional Shareholder Services (ISS) as our agent to administer the proxy voting process for your portfolio. ISS is the both the oldest proxy research service and the oldest proxy voting agent. We have a very successful relationship with ISS acting as the voting agent for our clients. ISS helps us to maintain our proxy voting guidelines, ensures that all ballots are received and voted, ensures that we always vote within our stated guidelines and provides excellent reporting on proxy voting results.

In order to allow ISS to vote the proxies for your account, we will be sending a letter to your custodian designating ISS as the proxy voting agent for the account. The letter will instruct the custodian to send the proxies to ISS rather than sending them directly to Mesirow Financial. This letter represents a letter of authorization on our part to the custodian. You need do nothing in order for the process to continue. This letter only serves to keep you completely informed of our actions on behalf of your portfolio.

As always, we are more than happy to discuss this and any other issues with you. Please feel free to contact me at any time.

Sincerely,

Dan Leonard
Senior Vice President, Director of Operations

EXHIBIT C

(Date)

BANK NAME
BANK ADDRESS
BANK ADDRESS
BANK ADDRESS

RE: ACCOUNT #   ACCOUNT NAME

          ##### ACCOUNT NAME

This letter is to inform you that effective (insert date), Institutional Shareholder Services (ISS) will act as our proxy-voting agent.

Please send all proxies, cards and annual reports to ISS at the address listed below:

ISS
Proxy Voting Agent – MFIM
2099 Gaither Road, Suite 501
Rockville, MD 20850

Lynda Capon-Brown of ISS will call to verify implementation of this change. If you have any questions, you may call her directly at (240) 421-3982.

Sincerely,

Dan Leonard
Senior Vice President, Director of Operations

cc: Lynda Capon-Brown

OFI INSTITUTIONAL ASSET MANAGEMENT, INC.
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
(as of April 2, 2009) and
PROXY VOTING GUIDELINES (as of April 2, 2009)

          These Portfolio Proxy Voting Policies and Procedures, which include the attached Proxy Voting Guidelines (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OFI Institutional Asset Management, Inc. and its subsidiary, Trinity Investment Management Corporation (“OFII”) in voting portfolio proxies relating to securities held by clients, including separately managed accounts, private funds and registered investment companies advised or sub-advised by OFII (“Fund(s)”). References in the Proxy Voting Policies and Procedures and Guidelines to “Board of Directors/Trustees” and “OFI Fund Board(s)” shall be deemed to be references to OFII and OFII shall be deemed (i) the party responsible for taking any action or making any determination required to be made by the “Board of Directors/Trustees” and/or “OFI Fund Board(s)”, and/or (ii) the party with discretion to take any action or make any determination reserved to the discretion of the “Board of Directors/Trustees” and/or “OFI Fund Board(s)”. For avoidance of doubt, the term “OFI” shall refer to OppenheimerFunds, Inc., and any subsidiary registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) or exempt from registration under the Advisers Act and which provides proxy voting services to client accounts.

A.      Funds for which OFI has Proxy Voting Responsibility

          OFI Funds. Each Board of Directors/Trustees of the Funds advised by OFI (the “OFI Fund Board(s)”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

          Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards (“Sub-Advised Funds”). Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds. When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the sub-advised fund.

B.      Proxy Voting Committee

          OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies. The Committee has adopted a written charter that outlines its responsibilities.

          The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C.   Administration and Voting of Portfolio Proxies

1.	Fiduciary Duty and Objective

          As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

          In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

2.	Proxy Voting Agent

          On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

          In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3.	Material Conflicts of Interest

          OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;
•	a company that is a significant selling agent of OFI’s products and services solicits proxies;
•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or
•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

          OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI’s voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

•

If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

•

If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;
•

If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4.	Certain Foreign Securities

          Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.	Securities Lending Programs

          The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

          6.          Shares of Registered Investment Companies (Fund of Funds)

          Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the “Fund of Funds”). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called “mirror” or “echo” voting).

D.	Fund Board Reports and Recordkeeping
OFI will prepare periodic reports for submission to the Board describing:

•

any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

          In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

          OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.	Amendments to these Procedures

          In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F.	Proxy Voting Guidelines

          The Guidelines adopted by the Boards of the Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

Appendix A

OPPENHEIMERFUNDS, INC. AND OPPENHEIMER FUNDS
PORTFOLIO PROXY VOTING GUIDELINES
(dated as of March 27, 2009)

1.0	OPERATIONAL ITEMS

	1.1.1	Amend Quorum Requirements.
	•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

	1.1.2	Amend Articles of Incorporation/Association or Bylaws
	•	Vote amendments to the bylaws/charter on a CASE-BY-CASE basis.
	•	Vote FOR bylaw/charter changes if:
		o	shareholder rights are protected;
		o	there is a negligible or positive impact on shareholder value;
		o	management provides sufficiently valid reasons for the amendments; and/or
		o	the company is required to do so by law (if applicable); and
		o	they are of a housekeeping nature (updates or corrections).

	1.1.3	Change Company Name.
	•	Vote WITH Management.

	1.1.4	Change Date, Time, or Location of Annual Meeting.
	•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
	•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

	1.1.5	Transact Other Business.
	•	Vote AGAINST proposals to approve other business when it appears as voting item.

	1.1.6	Change in Company Fiscal Term
	•	Vote FOR resolutions to change a company’s fiscal term for sufficiently valid business reasons.
	•	Vote AGAINST if a company’s motivation for the change is to postpone its AGM.

AUDITORS

	1.2	Ratifying Auditors
	•	Vote FOR Proposals to ratify auditors, unless any of the following apply:
		o	an auditor has a financial interest in or association with the company, and is therefore not independent;
		o	fees for non-audit services are excessive;
		o	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
o

poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

	•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
	•	Vote AGAINST shareholder proposals asking for audit firm rotation.
	•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
	•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.
	•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

2.0	THE BOARD OF DIRECTORS

	2.1	Voting on Director Nominees
	•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
		o	composition of the board and key board committees;
		o	attendance at board meetings;
		o	corporate governance provisions and takeover activity;
		o	long-term company performance relative to a market index;
		o	directors’ investment in the company;
		o	whether the chairman is also serving as CEO;
		o	whether a retired CEO sits on the board.
•

WITHHOLD/AGAINST (whichever vote option is applicable on the ballot) VOTES: However, there are some actions by directors that should result in votes being WITHHELD/AGAINST. These instances include directors who:

		o	attend less than 75% of the board and committee meetings without a valid excuse;
		o	implement or renew a dead-hand or modified dead-hand poison pill;
		o	ignore a shareholder proposal that is approved by a majority of the shares outstanding;
		o	ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
		o	failed to act on takeover offers where the majority of the shareholders tendered their shares;
		o	are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees;
		o	re audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:
• the non-audit fees paid to the auditor are excessive;
•

a material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms;

•

there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

• the company receives an adverse opinion on the company’s financial statements from its auditors.
o

are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

• there is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy;
• the company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
• the company fails to submit one-time transfers of stock options to a shareholder vote;
• the company fails to fulfill the terms of a burn rate commitment they made to shareholders;
• the company has inappropriately backdated options; or
• the company has egregious compensation practices including, but not limited to, the following:

	•	egregious employment contracts;
	•	excessive perks/tax reimbursements;
	•	abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
	•	egregious pension/supplemental executive retirement plan (SERP) payouts;
	•	new CEO with overly generous new hire package;
	•	excessive severance and/or change in control provisions; or
	•	dividends or dividend equivalents paid on unvested performance shares or units.
o	enacted egregious corporate governance policies or failed to replace management as appropriate;
o	are inside directors or affiliated outside directors; and the full board is less than majority independent;
o

are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company). Vote should be WITHHELD only at their outside board elections;

o	serve on more than five public company boards. (The term “public company” excludes an investment company.)

•	WITHHOLD/AGAINST on all incumbents if the board clearly lacks accountability and oversight, coupled with sustained poor performance relative to its peers.
•	Additionally, the following should result in votes being WITHHELD/AGAINST (except from new nominees):
	o	if the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed; or
o

if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption;

• if a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2	Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4	Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.
•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5	Require Majority Vote for Approval of Directors

•

OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.6	Director and Officer Indemnification and Liability Protection
•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•

Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•

Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•

Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
	o	the director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company; and
	o	only if the director’s legal expenses would be covered.

2.7	Establish/Amend Nominee Qualifications
•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

•		Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•		Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.8		Filling Vacancies/Removal of Directors.
•		Vote AGAINST proposals that provide that directors may be removed only for cause.
•		Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
•		Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•		Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.9		Independent Chairman (Separate Chairman/CEO)
•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

		o	designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
		o	two-thirds independent board;
		o	all-independent key committees;
		o	established governance guidelines;
o

the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time (performance will be measured according to shareholder returns against index and peers from the performance summary table);

		o	the company does not have any problematic governance or management issues, examples of which include, but are not limited to:
• egregious compensation practices;
• multiple related-party transactions or other issues putting director independence at risk;
• corporate and/or management scandal;
• excessive problematic corporate governance provisions; or
• flagrant actions by management or the board with potential or realized negative impacts on shareholders.

2.10		Majority of Independent Directors/Establishment of Committees
•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•		Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
•

For purposes of Special Purpose Acquisition Corporations (SPAC), when a former CEO of a SPAC company serves on the board of an acquired company, that director will generally be classified as independent unless determined otherwise taking into account the following factors:

		o	the applicable listing standards determination of such director’s independence;
		o	any operating ties to the firm; and
		o	if there are any other conflicting relationships or related party transactions.
•

A director who is a party to an agreement to vote in line with management on proposals being brought to a shareholder vote shall be classified as an affiliated outside director. However, when dissident directors are parties to a voting agreement pursuant to a settlement arrangement, such directors shall be classified as independent unless determined otherwise taking into account the following factors:

		o	the terms of the agreement;
		o	the duration of the standstill provision in the agreement;
		o	the limitations and requirements of actions that are agreed upon;
		o	if the dissident director nominee(s) is subject to the standstill; and
		o	if there are any conflicting relationships or related party transactions.

2.11		Open Access

•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

	2.12	Stock Ownership Requirements
•

Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

	•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
o

whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

		o	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

	2.13	Age or Term Limits
	•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0	PROXY CONTESTS

	3.1	Voting for Director Nominees in Contested Elections
	•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
		o	long-term financial performance of the target company relative to its industry;
		o	management’s track record;
		o	background to the proxy contest;
		o	qualifications of director nominees (both slates);
		o	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
		o	stock ownership position.

	3.2	Reimbursing Proxy Solicitation Expenses
•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

	3.3	Confidential Voting
	•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

4.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

	4.1	Advance Notice Requirements for Shareholder Proposals/Nominations.
•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

	4.2	Amend Bylaws without Shareholder Consent
	•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
	•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

	4.3	Poison Pills

	•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
	•	Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
	•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.
	•	Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
		o	20% or higher flip-in or flip-over;
		o	two to three-year sunset provision;
		o	no dead-hand, slow-hand, no-hand or similar features;
o

shareholder redemption feature-if the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;

		o	considerations of the company’s existing governance structure including: board independence, existing takeover defenses, and any problematic governance concerns;
		o	for management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors will be considered:
			•	the trigger (NOL pills generally have a trigger slightly below 5%);
			•	the value of the NOLs;
			•	the term;
			•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
			•	other factors that may be applicable.

	4.4	Shareholder Ability to Act by Written Consent
	•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
	•	Vote FOR proposals to allow or make easier shareholder action by written consent.

	4.5	Shareholder Ability to Call Special Meetings
	•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
	•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

	4.6	Establish Shareholder Advisory Committee
	•	Vote on a CASE-BY-CASE basis.

	4.7	Supermajority Vote Requirements
	•	Vote AGAINST proposals to require a supermajority shareholder vote.
	•	Vote FOR proposals to lower supermajority vote requirements.

5.0	MERGERS AND CORPORATE RESTRUCTURINGS

	5.1	Appraisal Rights
	•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

	5.2	Asset Purchases
	•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

	o	purchase price;
	o	fairness opinion;
	o	financial and strategic benefits;
	o	how the deal was negotiated;
	o	conflicts of interest;
	o	other alternatives for the business; and
	o	non-completion risk.

5.3	Asset Sales
•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
	o	impact on the balance sheet/working capital;
	o	potential elimination of diseconomies;
	o	anticipated financial and operating benefits;
	o	anticipated use of funds;
	o	value received for the asset;
	o	fairness opinion;
	o	how the deal was negotiated; and
	o	conflicts of interest.

5.4	Bundled Proposals
•

Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5	Conversion of Securities
•

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
	o	dilution to existing shareholders’ position;
	o	terms of the offer;
	o	financial issues;
	o	management’s efforts to pursue other alternatives;
	o	control issues; and
	o	conflicts of interest.

•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7	Formation of Holding Company
•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
	o	the reasons for the change;
	o	any financial or tax benefits;
	o	regulatory benefits;
	o	increases in capital structure; and
	o	changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
	o	increases in common or preferred stock in excess of the allowable maximum as calculated by the RMG Capital Structure Model; and/or
	o	adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions
•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:
	o	offer price/premium;
	o	fairness opinion;
	o	how the deal was negotiated;
	o	conflicts of interests;
	o	other alternatives/offers considered; and
	o	non-completion risk.
•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
	o	whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
	o	cash-out value;
	o	whether the interests of continuing and cashed-out shareholders are balanced; and
	o	the market reaction to public announcement of the transaction.

5.9	Joint Venture
•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
	o	percentage of assets/business contributed;
	o	percentage of ownership;
	o	financial and strategic benefits;
	o	governance structure;
	o	conflicts of interest;
	o	other alternatives; and
	o	non-completion risk.

5.10	Liquidations
•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition
•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
	o	prospects of the combined company anticipated financial and operating benefits;
	o	offer price (premium or discount);
	o	fairness opinion;
	o	how the deal was negotiated;
	o	changes in corporate governance;
	o	changes in the capital structure; and
	o	conflicts of interest.

5.12	Private Placements/Warrants/Convertible Debenture
•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
	o	dilution to existing shareholders’ position;
	o	terms of the offer;
	o	financial issues;
	o	management’s efforts to pursue other alternatives;
	o	control issues; and
	o	conflicts of interest.
•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13	Spinoffs
•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
	o	tax and regulatory advantages;
	o	planned use of the sale proceeds;
	o	valuation of spinoff;
	o	fairness opinion;
	o	benefits to the parent company;
	o	conflicts of interest;
	o	managerial incentives;
	o	corporate governance changes; and
	o	changes in the capital structure.

5.14	Value Maximization Proposals
•

Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control
•	Review CASE-BY-CASE, with consideration give to RMG “transfer-of-wealth” analysis. (See section 8.2).

5.16	Special Purpose Acquisition Corporations (SPACs)
•	Vote on mergers and acquisitions involving SPAC will be voted on a CASE-BY-CASE using a model developed by RMG which takes in consideration:
	o	valuation;
	o	market reaction;
	o	deal timing;
	o	negotiations and process;
	o	conflicts of interest;
	o	voting agreements; and
	o	governance.

6.0	STATE OF INCORPORATION

	6.1	Control Share Acquisition Provisions
	•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
	•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
	•	Vote FOR proposals to restore voting rights to the control shares.

	6.2	Control Share Cashout Provisions
	•	Vote FOR proposals to opt out of control share cashout statutes.

	6.3	Disgorgement Provisions
	•	Vote FOR proposals to opt out of state disgorgement provisions.

	6.4	Fair Price Provisions
•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

	•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

	6.5	Freezeout Provisions
	•	Vote FOR proposals to opt out of state freezeout provisions.

	6.6	Greenmail
	•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
	•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

	6.7	Reincorporation Proposals
•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

	•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

	6.8	Stakeholder Provisions
	•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

	6.9	State Anti-takeover Statutes
•

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0	CAPITAL STRUCTURE

	7.1	Adjustments to Par Value of Common Stock
	•	Vote FOR management proposals to reduce the par value of common stock.

7.2	Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by RMG which considers the following factors:
	o	specific reasons/rationale for the proposed increase;
	o	the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
	o	the board’s governance structure and practices; and
	o	risks to shareholders of not approving the request.
•

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3	Dual-Class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
	o	it is intended for financing purposes with minimal or no dilution to current shareholders; and
	o	it is not designed to preserve the voting power of an insider or significant shareholder.

7.4	Issue Stock for Use with Rights Plan
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5	Preemptive Rights
•

Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6	Preferred Stock
•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.
•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
•

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
•

Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7	Recapitalization
•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
	o	more simplified capital structure;
	o	enhanced liquidity;
	o	fairness of conversion terms;
	o	impact on voting power and dividends;

		o	reasons for the reclassification;
		o	conflicts of interest; and
		o	other alternatives considered.

	7.8	Reverse Stock Splits
	•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
	•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by RMG.

	7.9	Share Purchase Programs
	•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

	7.10	Stock Distributions: Splits and Dividends
•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

	7.11	Tracking Stock
•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0	EXECUTIVE AND DIRECTOR COMPENSATION

	8.1	Equity-based Compensation Plans
	•	Vote compensation proposals on a CASE-BY-CASE basis.
•

OFI analyzes stock option plans, paying particular attention to their dilutive effect. OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

	•	Vote AGAINST equity proposal and compensation committee members if any of the following factors apply:
		o	the total cost of the company’s equity plans is unreasonable;
		o	the plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
o

the CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

o

the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

		o	the plan is a vehicle for poor pay practices.
•

For Real Estate Investment Trusts (REITs), common shares issuable upon conversion of outstanding Operating Partnership (OP) units will be included in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

	8.2	Director Compensation
•

Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

	•	Vote FOR the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

	o	director stock ownership guidelines with a minimum of three times the annual cash retainer;
	o	vesting schedule or mandatory holding/deferral period:
• a minimum vesting of three years for stock options or restricted stock; or
• deferred stock payable at the end of a three-year deferral period;
	o	mix between cash and equity:
• a balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
• if the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;
	o	no retirement/benefits and perquisites provided to non-employee directors; and
o

detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3	Bonus for Retiring Director
•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4	Cash Bonus Plan
•

Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5	Stock Plans in Lieu of Cash
•

Generally vote FOR management proposals, unless OFI believe the proposal is excessive. In casting its vote, OFI reviews the RMG recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6	Pre-Arranged Trading Plans (10b5-1 Plans)
•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
	o	adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
	o	amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
	o	ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
	o	reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
	o	an executive may not trade in company stock outside the 10b5-1 Plan; and
	o	trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7	Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
	o	historic trading patterns;
	o	rationale for the repricing;
	o	value-for-value exchange;
	o	option vesting;
	o	term of the option;
	o	exercise price; and
	o	participation.

8.8	Employee Stock Purchase Plans
•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
•	Votes FOR employee stock purchase plans where all of the following apply:
	o	purchase price is at least 85% of fair market value;
	o	offering period is 27 months or less; and
	o	the number of shares allocated to the plan is 10% or less of the outstanding shares.
•	Votes AGAINST employee stock purchase plans where any of the following apply:
	o	purchase price is at least 85% of fair market value;
	o	offering period is greater than 27 months; and
	o	the number of shares allocated to the plan is more than 10% of the outstanding shares.

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

•	Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s definition of director independence.

8.10	Employee Stock Ownership Plans (ESOPs)
•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote on a CASE-BY-CASE basis.

8.12	Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal
•	Vote on a CASE-BY-CASE basis considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
	o	Relative considerations:
		•	assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;
		•	evaluation of peer groups used to set target pay or award opportunities;
		•	alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
		•	assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs);
	o	Design considerations:
		•	balance of fixed versus performance-driven pay;
		•	assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates;

	o	Communication considerations:
•

evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

		•	assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

8.13	401(k) Employee Benefit Plans
•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14	Shareholder Proposals Regarding Executive and Director Pay
•

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•

Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15	Performance-Based Stock Options
•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
	o	the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or
	o	the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

8.16	Pay-for-Performance
•

Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

	o	What aspects of the company’s short-term and long-term incentive programs are performance-driven?
	o	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?
	o	What type of industry does the company belong to?
	o	Which stage of the business cycle does the company belong to?

8.17	Golden Parachutes and Executive Severance Agreements
•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
	o	the parachute should be less attractive than an ongoing employment opportunity with the firm;
	o	the triggering mechanism should be beyond the control management;
	o	the amount should not exceed three times base salary plus guaranteed benefits; and
o

change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

8.18	Pension Plan Income Accounting
•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.19	Supplemental Executive Retirement Plans (SERPs)
•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

	8.20	Claw-back of Payments under Restatements
	•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
		o	the coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement;
		o	the nature of the proposal where financial restatement is due to fraud;
		o	whether or not the company has had material financial problems resulting in chronic restatements; and/or
		o	the adoption of a robust and formal bonus/equity recoupment policy.
	•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
	•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

	8.21	Tax Gross-Up Proposals

•

Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

9.0	SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

	•	OFI will only vote “FOR” a proposal that would clearly:
		o	have a discernable positive impact on short-term or long-term share value; or
		o	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:
•

prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business;

•

reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:
	•	what percentage of sales, assets and earnings will be affected;
•

the degree to which the company’s stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

	•	whether the issues presented should be dealt with through government or company-specific action;
	•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;
	•	whether the company’s analysis and voting recommendation to shareholders is persuasive;
	•	what other companies have done in response to the issue;
	•	whether the proposal itself is well framed and reasonable;
	•	whether implementation of the proposal would achieve the objectives sought in the proposal;
	•	whether the subject of the proposal is best left to the discretion of the board;
	•	whether the requested information is available to shareholders either from the company or from a publicly available source; and
	•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

OPPENHEIMERFUNDS, INC. AND OPPENHEIMER FUNDS
INTERNATIONAL POLICY GUIDELINES

These international voting guidelines shall apply in non-US markets only as a supplement to the general OFI voting guidelines. In cases where the international guidelines and the primary guidelines conflict, the international guidelines shall take precedence for non-US market proposals. If the international guidelines do not cover the subject matter of a non-US market proposal, the primary guidelines should be followed.

1.0	OPERATIONAL ITEMS

	1.1.7	Financial Results/Director and Auditor Reports
	•	Vote FOR approval of financial statements and director and auditor reports, unless:
		o	there are material concerns about the financials presented or audit procedures used; or
		o	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

	1.1.8	Allocation of Income and Dividends
	•	Vote FOR approval of allocation of income and distribution of dividends, unless:
		o	the dividend payout ratio has been consistently below 30% without an adequate explanation; or
		o	the payout ratio is excessive given the company’s financial position.

	1.1.9	Stock (Scrip) Dividend Alternative
	•	Vote FOR reasonable stock (scrip) dividend proposals that allow for cash options.
	•	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

	1.1.10	Lower Disclosure Threshold for Stock Ownership
	•	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless compelling reasons exist to implement a lower threshold.

AUDITORS

	1.3	Appointment of Internal Statutory Auditors
	•	Vote FOR the appointment and reelection of statutory auditors, unless:
		o	there are serious concerns about the statutory reports presented or the audit procedures used;
		o	questions exist concerning any of the statutory auditors being appointed; or
		o	the auditors have previously served the company is an executive capacity or can otherwise be considered affiliated with the company.

	1.4	Remuneration of Auditors
•

Vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company or the scope of the services provided.

	1.5	Indemnification of Auditors
	•	Vote AGAINST proposals to indemnify auditors.

2.0	THE BOARD OF DIRECTORS

	2.14	Discharge of Board and Management
	•	Vote FOR discharge of the board and management, unless:
		o	there are serious questions about actions of the board or management for the year in questions, including reservations from auditors; or
		o	material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

3.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

	3.3	Poison Pills
•

Votes on poison pills or shareholder rights plans, are determined on a CASE-BY-CASE basis. A plan is supportable if its scope is limited to the following two purposes and it conforms to ‘new generation’ rights plan guidelines:

		o	to give the board more time to find an alternative value enhancing transaction; and
		o	to ensure the equal treatment of shareholders.
	•	Vote AGAINST plans that go beyond this purpose by giving discretion to the board to either:
		o	determine whether actions by shareholders constitute a change in control;
		o	amend material provisions without shareholder approval;
		o	interpret other provisions;
		o	redeem the plan without a shareholder vote; or
		o	prevent a bid from going to shareholders.
	•	Vote AGAINST plans that have any of the following characteristics:
		o	unacceptable key definitions;
		o	flip-over provision;
		o	permitted bid period greater than 60 days;
		o	maximum triggering threshold set at less than 20% of outstanding shares;
		o	does not permit partial bids;
		o	bidder must frequently update holdings;
		o	requirement for a shareholder meeting to approve a bid; or
		o	requirement that the bidder provide evidence of financing.

	•	In addition to the above, a plan must include:
		o	an exemption for a “permitted lock up agreement”;
		o	clear exemptions for money managers, pension funds, mutual funds, trustees and custodians who are not making a takeover bid; and
		o	exclude reference to voting agreements among shareholders.

	3.8	Renew Partial Takeover Provision
	•	Vote FOR proposals to renew partial takeover provision.

	3.9	Depositary Receipts and Priority Shares
	•	Vote on a CASE-BY-CASE basis on the introduction of depositary receipts.
	•	Vote AGAINST the introduction of priority shares.

	3.10	Issuance of Free Warrants
	•	Vote AGAINST the issuance of free warrants.

3.11 Defensive Use of Share Issuances
	•	Vote AGAINST management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

4.0	MERGERS AND CORPORATE RESTRUCTURINGS

	4.16	Mandatory Takeover Bid Waivers
	•	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

	4.17	Related-Party Transactions
•

Vote related-party transactions on a CASE-BY-CASE basis. Shareholder approval of these transactions is meant to protect shareholders from potential insider trading abuses resulting from business transactions between a parent company and its subsidiary, or a company’s dealings with entities that employ the company’s directors. Related-party transactions are typically supportable unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

	4.18	Expansion of Business Activities

•

Vote favorable expansion of business lines WITH MANAGEMENT unless the proposed new business takes the company into endeavors that are not justified from a shareholder risk/reward perspective. If the risk/reward is unclear, vote on a CASE-BY-CASE basis.

5.0	CAPITAL STRUCTURE

	5.12	Pledge of Assets for Debt
•

OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

	5.13	Increase in Authorized Capital
•

Vote FOR nonspecific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

	•	Vote FOR specific proposals to increase authorized capital to any amount, unless:
		o	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet OFI guidelines for the purpose being proposed; or
		o	the increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.
	•	Vote AGAINST proposals to adopt unlimited capital authorization.

	5.14	Share Issuance Requests

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

	•	Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

	•	Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

	5.15	Reduction of Capital

	•	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Examples of routine capital reduction proposals found overseas include:

o

reduction in the stated capital of the company’s common shares to effect a reduction in a company’s deficit and create a contributed surplus. If net assets are in danger of falling below the aggregate of a company’s liabilities and stated capital, some corporate law statutes prohibit the company from paying dividends on its shares.
o

Reduction in connection with a previous buyback authorization, as typically seen in Scandinavia, Japan, Spain, and some Latin American markets. In most instances, the amount of equity that may be cancelled is usually limited to 10% by national law.

•	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis, considering individual merits of each request.

5.16	Convertible Debt Issuance Requests
•

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the above guidelines on equity issuance requests.

5.17	Debt Issuance Requests (Non-convertible)

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to100% is considered acceptable.

•	Vote FOR debt issuances for companies when the gearing level is between zero and 100%.
•

Proposals involving the issuance of debt that result in the gearing level being greater than 100% are considered on a CASE-BY-CASE basis. Any proposed debt issuance is compared to industry and market standards.

5.18	Reissuance of Shares Repurchased
•	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the recent past.

5.19	Capitalization of Reserves for Bonus Issues/Increase in Par Value

•	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

5.20	Control and Profit Agreements/Affiliation Agreements with Subsidiaries

•	Vote FOR management proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

5.0	EXECUTIVE AND DIRECTOR COMPENSATION

5.21	Director Remuneration
•	Vote FOR proposals to award cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry.
•	Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
•	Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
•	Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5.22	Retirement Bonuses for Directors and Statutory Auditors
•

Vote AGAINST the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company or where one or more of the individuals to whom the grants are being proposed has not served in their current role with the company for the last five consecutive years.

•	Vote AGAINST the payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.

Perimeter Capital Partners LLC

US
PROXY PAPER POLICY GUIDELINES

AN OVERVIEW OF THE GLASS LEWIS APPROACH TO
PROXY ADVICE FOR U.S. COMPANIES FOR 2009

I. ELECTION OF DIRECTORS

Board of Directors

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Board Composition

We look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.

We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the five years prior to the inquiry are usually considered to be “current” for purposes of this test.

In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 25% or more of the company’s voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will recommend voting against directors (or withholding where applicable, here and following) for the following reasons:

•	A director who attends less than 75% of the board and applicable committee meetings.
•	A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).
•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.
•	All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.

We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:

•	CFO who presently sits on the board.
•	Director who presently sits on an excessive number of boards
•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.
•	Director with an interlocking directorship.

Board Committee Composition

All key committees including audit, compensation, governance, and nominating committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders. We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.

Review of the Compensation Discussion and Analysis Report

We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. In our evaluation of the CD&A, we examine, among other factors, the extent to which the company has used performance goals in determining overall compensation, how well the company has disclosed performance metrics and goals and the extent to which the performance metrics, targets and goals are implemented to enhance company performance. We would recommend voting against the chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

Review of Risk Management Controls

We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.

Separation of the roles of Chairman and CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.

We view an independent chairman as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

We do not recommend voting against CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.

In the absence of an independent chairman, we support the appointment of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.

Majority Voting for the Election of Directors

Glass Lewis will generally support proposals calling for the election of directors by a majority vote in place of plurality voting. If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

Classified Boards

Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.

Mutual Fund Boards

Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund’s adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, the following differences from the guidelines at operating companies apply at mutual funds:

1.

We believe three-fourths of the boards of investment companies should be made up of independent directors, a stricter standard than the two-thirds independence standard we employ at operating companies.

2.

We recommend voting against the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund is the same person and the fund does not have an independent lead or presiding director.

II. FINANCIAL REPORTING

Auditor Ratification

We believe that role of the auditor is crucial in protecting shareholder value. In our view, shareholders should demand the services of objective and well-qualified auditors at every company in which they hold an interest. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.

Glass Lewis generally supports management’s recommendation regarding the selection of an auditor. However, we recommend voting against the ratification of auditors for the following reasons:

•	When audit fees added to audit-related fees total less than one-third of total fees.
•

When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.
•	When the company has poor disclosure or lack of transparency in financial statements.
•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.
•

When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Auditor Rotation

We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Pension Accounting Issues

Proxy proposals sometimes raise the question as to whether pension accounting should have an effect on the company’s net income and therefore be reflected in the performance of the business for purposes of calculating payments to executives. It is our view that pension credits should not be included in measuring income used to award performance-based compensation. Many of the assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income.

III. COMPENSATION

Equity Based Compensation Plans

Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We evaluate option plans based on ten overarching principles:

•	Companies should seek additional shares only when needed.
•	The number of shares requested should be small enough that companies need shareholder approval every three to four years (or more frequently).
•	If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.
•	Annual net share count and voting power dilution should be limited.
•	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.
•	The expected annual cost of the plan should be proportional to the value of the business.
•	The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.
•	Plans should deliver value on a per-employee basis when compared with programs at peer companies.
•	Plans should not permit re-pricing of stock options.

Option Exchanges

Option exchanges are reviewed on a case-by-case basis, although they are approached with great skepticism. Repricing is tantamount to a re-trade. We will support a repricing only if the following conditions are true:

•	Officers and board members do not participate in the program.
•	The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude.
•	The exchange is value neutral or value creative to shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs.
•	Management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.

Performance Based Options

We generally recommend that shareholders vote in favor of performance-based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.

Linking Pay with Performance

Executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis grades companies on an A to F scale based on our analysis of executive compensation relative to performance and that of the company’s peers and will recommend voting against the election of compensation committee members at companies that receive a grade of F.

Director Compensation Plans

Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals.

Advisory Votes on Compensation

We closely review companies’ compensation practices and disclosure as outlined in their CD&As and other company filings to evaluate management-submitted advisory compensation vote proposals. In evaluating these non-binding proposals, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of compensation in comparison to company performance and that of its peers. Glass Lewis will generally recommend voting in favor of shareholder proposals to allow shareholders an advisory vote on compensation.

Limits on Executive Compensation

Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue.

Limits on Executive Stock Options

We favor the grant of options to executives. Options are a very important component of compensation packages designed to attract and retain experienced executives and other key employees. Tying a portion of an executive’s compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically vote against caps on executive stock options.

IV. GOVERNANCE STRUCTURE

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.

We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.

In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.

Right of Shareholders to Call a Special Meeting

We will vote in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.

Shareholder Action by Written Consent

We will vote in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.

Authorized Shares

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:

1.	Stock split
2.	Shareholder defenses
3.	Financing for acquisitions
4.	Financing for operations

Unless we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend in favor of the authorization of additional shares.

Voting Structure

Cumulative Voting

Glass Lewis will vote for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting generally operates as a safeguard for by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board.

Supermajority Vote Requirements

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.

Shareholder Proposals

Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.

Transamerica Asset Management, Inc.

PROXY VOTING POLICIES AND PROCEDURES (“TAM Proxy Policy”)

I.	Purpose

The TAM Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and TAM’s fiduciary and other duties to its clients. The purpose of the TAM Proxy Policy is to ensure that where TAM exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TAM clients exercise voting authority with respect to TAM client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TAM client.

II.	TAM’s Advisory Activities

TAM acts as investment adviser to Transamerica Funds, Transamerica Income Shares, Inc., Transamerica Partners Portfolios, Transamerica Asset Allocation Variable Funds, The Transamerica Partners Funds Group, The Transamerica Partners Funds Group II and Transamerica Series Trust (collectively, the “Funds”). For most of the investment portfolios comprising the Funds, TAM has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TAM and each sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and approved by the Board of Trustees/Directors of the client Fund (the “Board”). TAM serves as a “manager of managers” with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

III.	Summary of the TAM Proxy Policy

TAM delegates the responsibility to exercise voting authority with respect to securities held in the Funds’ portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TAM will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TAM is called upon to exercise voting authority with respect to client securities, TAM generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. (“ISS”) or another qualified independent third party, except that if TAM believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TAM will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV.	Delegation of Proxy Voting Authority to Sub-Advisers

TAM delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser’s proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a “Sub-Adviser Proxy Policy” and collectively, the “Sub-Adviser Proxy Policies”).

V.	Administration, Review and Submission to Board of Sub-Adviser Proxy Policies

	A.	Appointment of Proxy Administrator

          TAM will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the “Proxy Administrator”).

B.	Initial Review

	1.	The Proxy Administrator will collect from each Sub-Adviser:
a) its Sub-Adviser Proxy Policy;

                              b)     a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser’s interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

c) a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund’s registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

                              d)     The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TAM making a recommendation to the Board. In conducting its review, TAM recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator’s review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

e) whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

                              f)      whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

                              g)     whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

                      2.    The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

                      3.     TAM will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator’s review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

4. TAM will follow the same procedure in connection with the engagement of any new Sub-Adviser.

C.	Subsequent Review

          TAM will request that each Sub-Adviser provide TAM with prompt notice of any material change in its Sub-Adviser Proxy Policy. TAM will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TAM will request that each Sub-Adviser provide TAM with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TAM and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

D.	Record of Proxy Votes Exercised by Sub-Adviser

          The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

VI.	TAM Exercise of Proxy Voting Authority

	A.	Use of Independent Third Party

          If TAM is called upon to exercise voting authority on behalf of a Fund client, TAM will vote in accordance with the recommendations of ISS or another qualified independent third party (the “Independent Third Party”), provided that TAM agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

B.	Conflict with View of Independent Third Party

          If, in its review of the Independent Third Party recommendation, TAM believes that the recommendation is not in the best interests of the Fund client, TAM will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TAM or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TAM’s proposed vote.

C.	Asset Allocation Portfolios

          For any asset allocation portfolio managed by TAM and operated, in whole or in part, as a “fund of funds”, TAM will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TAM will seek Board (or Committee) consent with respect to TAM’s proposed vote in accordance with the provisions of Section VI.B.

VII.	Conflicts of Interest Between TAM or Its Affiliates and the Funds

The TAM Proxy Voting Policy addresses material conflicts that may arise between TAM or its affiliates and the Funds by, in every case where TAM exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

VIII.	Recordkeeping
	A.	Records Generally Maintained
In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TAM to maintain the following records:
		1.	the TAM Proxy Voting Policy; and
		2.	records of Fund client requests for TAM proxy voting information.

	B.	Records for TAM Exercise of Proxy Voting Authority

          In accordance with Rule 204-2(c)(2) under the Advisers Act, if TAM exercises proxy voting authority pursuant to Section VI above, TAM, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

		1.	proxy statements received regarding matters it has voted on behalf of Fund clients;
		2.	records of votes cast by TAM; and
		3.	copies of any documents created by TAM that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

	C.	Records Pertaining to Sub-Adviser Proxy Policies
The Proxy Administrator will cause TAM and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

		1.	each Sub-Adviser Proxy Policy; and

		2.	the materials delineated in Article V above.
If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

	D.	Time Periods for Record Retention

          All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TAM.

IX.	Provision of TAM Proxy Policy to Fund Clients
The Proxy Administrator will provide each Fund’s Board (or a Board Committee) a copy of the TAM Proxy Policy at least once each calendar year.

Last Revised: November 13,, 2009

Thornburg Investment Management, Inc.

THORNBURG INVESTMENT MANAGEMENT, INC.
AND
THORNBURG INVESTMENT TRUST

POLICY ON PROXY VOTING

Policy Objectives

This Policy has been adopted by Thornburg Investment Management, Inc. (“Thornburg”) to facilitate the voting of proxies relating to portfolio securities in what it perceives to be the best interests of persons for whom Thornburg performs investment management services and is authorized and required to vote or consider voting proxies.

Thornburg Investment Trust has delegated to Thornburg the authority to vote proxies relating to its portfolio securities in accordance with this Policy.

This Policy is intended by Thornburg to constitute “written policies and procedures” as described in Rule 206(4)—6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). This Policy is intended by Thornburg Investment Trust to constitute proxy voting policies and procedures referred to in Item 13 of Form N-1A adopted under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Please see the Glossary of Terms for definitions of terms used in this Policy.

Voting Objectives

This Policy defines procedures for voting securities in each Account managed by Thornburg, for the benefit of and in the best interest of the Investment Client. The objective of voting a security in each case under this Policy is to seek to enhance the value of the security, or to reduce potential for a decline in the security’s value. This Policy does not prescribe voting requirements or specific voting considerations. Instead, this Policy provides procedures for assembling voting information and applying the informed expertise and judgment of Thornburg’s personnel on a timely basis in pursuit of the above stated voting objectives.

A further element of this Policy is that while voting on all issues presented should be considered, voting on all issues is not required by this Policy unless specifically directed or required by an Investment Client. Some issues presented for a vote of security holders may not be relevant to this Policy’s voting objectives, or it may not be reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, unless an Investment Client requires Thornburg to vote all proxies with respect to securities in an Account, Thornburg may abstain from voting or decline a vote in those cases where there appears to be no relationship between the issue and the enhancement or preservation of an investment’s value.

It is also important to the pursuit of the Policy’s voting objectives that Thornburg be able to substitute its judgment in any specific situation for a presumption in this Policy where strict adherence to the presumption could reasonably be expected by Thornburg, based upon the information then available (including but not limited to media and expert commentary and outside professional advice and recommendations sought by Thornburg on the issue), to be inconsistent with the objectives of this Policy. Accordingly, Thornburg understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by the Investment Client or this Policy.

Thornburg is not responsible for voting proxies relating to proxy materials that are not forwarded on a timely basis. Thornburg does not control the setting of record dates, shareholder meeting dates, or the timing of distribution of proxy materials and ballots relating to shareholder votes. In addition, administrative matters beyond Thornburg’s control may at times prevent Thornburg from voting proxies in certain non-US markets (see “Voting Restrictions in Certain Non-US Markets,” below).

ERISA Accounts

Portfolio managers should recognize, in considering proxy votes for ERISA Accounts:

(a)	Plan trustees are ordinarily responsible for voting securities held by a plan, unless the plan documents direct Thornburg or another person to vote the proxies.

(b)	If Thornburg is delegated authority to vote proxies, voting may be subject to specific written guidelines issued by the plan’s trustees or other officials.

(c)	Thornburg may not delegate authority to vote proxies, unless the plan documents or other written agreement expressly permit delegation.

Proxy Voting Coordinator

The President shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following functions in effectuating this Policy:

(a)

Collecting and assembling proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

(b)

Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Thornburg and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

(c)	Providing to appropriate portfolio managers any specific voting instructions from Investment Clients;

(d)

Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Thornburg);

(e)

Accumulating Voting Results as set forth in this Policy (which may be performed by proxy voting services or agents engaged by Thornburg) and transmitting or arranging for the transmission of that information in accordance with “Communicating Votes,” below; and

(f)	Participating in the annual review of policy function as set forth in this Policy.

The Proxy Voting Coordinator may, with the President’s approval, delegate any portion or all of any one or more of these functions to one or more other individuals employed by Thornburg. Any portion or all of any one or more of these functions may be performed by service providers engaged by Thornburg.

Assembling Voting Information

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Thornburg may engage service providers and other third parties to assemble this information, digest or abstract the information where necessary or desirable, and deliver it to the portfolio managers or others to evaluate proxy voting issues.

Portfolio Managers

The portfolio manager responsible for management of a specific Account is responsible for timely voting (or determining not to vote in appropriate cases) proxies relating to securities in the Account in accordance with this Policy. The President may exercise this authority in any instance. The portfolio manager or President may delegate voting responsibilities to one or more other portfolio managers or other individuals. Persons exercising voting authority under this paragraph are authorized to consider voting recommendations and other information and analysis from service providers (including proxy voting services) engaged by Thornburg.

Accumulating Voting Results

The Proxy Voting Coordinator is responsible for accumulating the following information as to each matter relating to a portfolio security held by any Account, considered at any shareholder meeting, and with respect to which the Account was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The CUSIP number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(g)	Whether a vote was cast on the matter;

(h)	How we cast the vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether we cast the vote for or against management.

Thornburg may use third party service providers to record and cumulate the foregoing information. The Proxy Voting Coordinator may, with the President’s approval, delegate any portion or all of these functions to one or more other individuals employed by Thornburg.

Resolution of Conflicts of Interest

In any case where a portfolio manager determines that a proxy vote involves an actual Conflict of Interest, and the proxy vote relates to the election of a director in an uncontested election or ratification of selection of independent accountants, the portfolio manager shall vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the proxy vote involves any other matters, the portfolio manager shall immediately refer the vote to the Investment Client (or in the case of any Investment Company as to which Thornburg is the adviser or sub-adviser and is authorized to vote proxies, to the chairman of its audit committee) for direction on the voting of the proxy or consent to vote in accordance with the portfolio manager’s recommendation. In all cases where such a vote is referred to the Investment Client, Thornburg shall disclose the Conflict of Interest to the Investment Client.

Communicating Votes

The Proxy Voting Coordinator shall (i) communicate to Thornburg’s fund accounting department proxy voting information respecting votes on portfolio securities held by Investment Clients which are Investment Companies, sufficient to permit fund accounting to prepare Form N-PX filings for the Investment Companies; and (ii) provide in writing to any Investment Client requesting information on voting of proxies with respect to portfolio securities, the information described under the caption “Accumulating Voting Results,” for the period or periods specified by the Investment Client. If the information requested by the Investment Client pertains to a period which is not readily available, or is not described above under the caption “Accumulating Voting Results,” the Proxy Voting Coordinator will confer with the Chief Compliance Officer. The Proxy Voting Coordinator may, with the President’s approval, delegate any portion or all of this function to one or more individuals employed by Thornburg. Thornburg may engage one or more service providers to facilitate timely communication of proxy votes.

Record of Voting Delegation

The Proxy Voting Coordinator shall maintain a list of all Accounts, with a specification as to each Account whether or not Thornburg is authorized to vote proxies respecting the Account’s portfolio securities.

Comment on Voting

It is the Policy of Thornburg not to comment on specific proxy votes with respect to securities in an Account in response to inquiries from persons who are not specifically authorized representatives as to the Account. Attention is directed in this regard to the Thornburg Investment Management Internal Confidentiality and Privacy Protection Policy and the Thornburg Investment Trust Policy and Procedures for Disclosure of Portfolio Securities Holdings, as in effect from time to time. Customer service representatives and other persons who may receive such inquiries should advise persons presenting the inquiries that Thornburg does not comment on proxy voting, and that as to Investment Companies for which Thornburg is required to disclose proxy votes, the information is available on the Investment Company’s website. The President may authorize comments in specific cases, in his discretion.

Joining Insurgent or Voting Committees

It is the policy of Thornburg, for itself and the Accounts, not to join any insurgent or voting committee or similar group. The President may approve participation in any such committee or group in his discretion, and shall advise the authorized representatives for the Account of any such action.

Social Issues

It is the presumption of this Policy that proxies shall not be voted on Social Issues. The President may approve voting of any security in an Account on any Social Issue.

Voting Restrictions in Certain Non-US Markets

Proxy voting in certain countries requires “share blocking.” During this blocking period, shares that will be voted at the meeting may not be sold until the meeting has taken place and the shares are returned to the Investment Clients’ custodian banks. Thornburg may choose not to vote an Investment Client’s shares in a share blocking market if Thornburg believes that the benefit to the Investment Client of being able to sell the shares during this share blocking period outweighs the benefit of exercising the vote. Thornburg will exercise its judgment in the voting condition described above while adhering to Investment Client instructions and this policy.
Certain non-US markets require that Thornburg provide a power of attorney to give local agents authority to carry out Thornburg’s voting instructions. The duration of a power of attorney varies depending on the market. While Thornburg may seek to provide the requisite power of attorney in each instance where Thornburg is exercising its voting authority, Thornburg may at times be unable to provide the power of attorney. Failure to provide an effective power of attorney in a particular non-US market may prevent Thornburg from being able to vote an Investment Client’s shares in that market.

Annual Review of Policy Function

Pursuant to the review requirements of Rule 206(4)-7 under the Advisers Act and Rule 38a-1 under the Investment Company Act, the Chief Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

(a)

Review a sample of the record of voting delegation maintained by the Proxy Voting Coordinator against Voting Results to determine if Thornburg is exercising its authority to vote proxies on portfolio securities held in the selected Accounts;

(b)	Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the period reviewed;

(c)	Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this Policy;

(d)

Evaluate the performance of any proxy voting services or agents employed by Thornburg, including whether or not the service or agent maintains its independence with respect to companies the securities of which are the subject of voting recommendations, information or analysis from the service or agent; and

(e)	Prepare written reports respecting the foregoing items to the President, the Trustees of Thornburg Investment Trust, and any Investment Company Clients for which such a report is required.

Recordkeeping

The Proxy Voting Coordinator shall maintain the following records:

(i)	Copies of this Policy as from time to time revised or supplemented;

(ii)

A copy of each proxy statement that Thornburg receives regarding Investment Client securities. In maintaining a record of proxy statements referred to in this item, the Proxy Voting Coordinator may rely on obtaining copies from the Securities and Exchange Commission’s EDGAR system;

(iii)	Voting Results for each Investment Client;

(iv)	A copy of any document created by Thornburg that was material to making a decision how to vote proxies on behalf of an Investment Client or that memorializes the basis for that decision;

(v)

A copy of each written Investment Client request for information on how Thornburg voted proxies on behalf of the Investment Client, and a copy of any written response by Thornburg to any (written or oral) Investment Client request for information on how Thornburg voted proxies on behalf of the requesting Investment Client;

(vi)	Communications to Investment Clients respecting Conflicts of Interest; and The Chief Compliance Officer shall maintain the following records:

(vii)	All written reports arising from annual reviews of policy function.

The Proxy Voting Coordinator and Chief Compliance Officer shall maintain and preserve the foregoing records in an easily accessible place for a period of not less than five years (the first two years in Thornburg’s offices) from the end of the fiscal year of Thornburg during which the last entry was made on the record. The President may authorize the Proxy Voting Coordinator to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with then applicable governmental regulations, and (2) each service provider provides a written undertaking to furnish the records to Thornburg promptly upon request.

Glossary of Terms

“Account” means any discrete account or portfolio as to which Thornburg has discretionary investment authority. An Investment Client may have multiple Accounts. Each series of any Investment Company as to which Thornburg is the adviser or sub-adviser is an Account.

“Chief Compliance Officer” means the Chief Compliance Officer of Thornburg.

“Conflict of Interest” means as to any Account, any conflict between a pecuniary interest of Thornburg or any affiliate, and the duties of Thornburg to the Investment Client who is the owner of the Account.

“ERISA” means the Employee Retirement Income Security Act of 1975, as amended. Reference to an “ERISA Account” means an account for an employee benefit plan governed by ERISA.

“Investment Client” means any person with whom Thornburg has a contract to perform discretionary investment management services, including a series of an Investment Company, and for whom Thornburg is authorized by the contract or required by applicable law to vote or consider voting securities in the Investment Client’s Account.

“Investment Company” means a company registered as such under the Investment Company Act.

“President” means the president of Thornburg, or in the event of his unavailability any individual who is a vice president and managing director of Thornburg.

“Proxy Voting Coordinator” means the individual appointed from time to time by the President to perform the proxy voting coordination functions described in this Policy.

“Social Issues” means any issue presented for a vote of holders of any security which is held in an Account, which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objectives of this Policy, and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the security.

“Thornburg” means Thornburg Investment Management, Inc.

“Voting Results” means the specific information described under the caption “Accumulating Voting Results.”

As adopted July 17, 2003; revised July 20, 2005; revised April 19, 2006, revised April 21, 2008.

Wellington Management Company, LLP

Introduction         Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policy and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policy	As a matter of policy, Wellington Management:

1	Takes responsibility for voting client proxies only upon a client’s written request.

2	Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3

Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4

Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6	Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7	Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8

Provides all clients, upon request, with copies of these Global Proxy Policy and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9

Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight

Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policy and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group. In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures	Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting	Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.
Receipt of Proxy

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation

To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

▪

Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.

▪

Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input. Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

▪

Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.

▪

Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•

Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending

Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policy and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

          Dated: July 8, 2009

Western Asset Management Company Western Asset Management Company Limited

Procedure:	Proxy Voting

Departments Impacted:	Investment Management, Compliance, Investment Support, Client Services

References:	WA Compliance Manual –Section R - Proxy Voting
WAML Compliance Manual – Section 4.11 - Proxy Voting
Investment Advisers Act Rule 206(4)-6 and Rule 204-2
ERISA DOL Bulletin 94-2 C.F.R. 2509.94-2

Effective:	August 1, 2003

Background

Western Asset Management Company (“WA”) and Western Asset Management Company Limited (“WAML”) (together “Western Asset”) have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (except that WA and WAML may so consult and agree with each other) regarding the voting of any securities owned by its clients.

Policy
Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

Procedures

Responsibility and Oversight

The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.

Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.

If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.

Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.

f.	Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:
1. Issuer name;
2. Exchange ticker symbol of the issuer’s shares to be voted;
3. Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;
4. A brief identification of the matter voted on;
5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;
6. Whether a vote was cast on the matter;
7. A record of how the vote was cast; and
8. Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Part II of both the WA Form ADV and the WAML Form ADV contain a description of Western Asset’s proxy policies. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.

Whether Western Asset (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.

Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.	Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.

Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

	b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

	c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

	d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

	a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

	b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

	a.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

b.

Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

	a.	Western Asset votes for proposals relating to the authorization of additional common stock.

	b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

	c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

		a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

		b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

	6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

		a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

		b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II.	Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

	1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

	2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

	3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III.	Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.

Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.

Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.	Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in foreign issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

	1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

	2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.

Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.

Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

Appendix B

DESCRIPTION OF SECURITY RATINGS

Standard & Poor’s

Corporate and Municipal Bonds

Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB’ indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The “AA” to “CCC” ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

N.R.: Not rated.

i — The letter “i” subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp N.R.i” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L — Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p — The letter “p” subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp N.R.i” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi — Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr — The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

t — This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (“AAA”, “AA”, “A”, “BBB”, commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

Short-Term Issuer Credit Ratings

A-1 — An obligor rated “A-1” has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2 — An obligor rated “A-2” has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 — An obligor rated “A-3” has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B — An obligor rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — An obligor rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R — An obligor rated “R” is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R. — An issuer designated N.R. is not rated.

Commercial Paper

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A” for the highest-quality obligations to “D” for the lowest. These categories are as follows:

A-1 — This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

A-3 — Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B — Issues rated “B” are regarded as having only speculative capacity for timely payment.

C — This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D — Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Moody’s

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers “1”, “2” and “3” in each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Short-Term Rating

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

International Long-Term Credit Ratings

International Long-Term Credit Ratings are more commonly referred to as simply “Long-Term Ratings”. The following scale applies to foreign currency and local currency ratings.

International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction.

Investment Grade

AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB — Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B — Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D — Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

International Short-Term Credit Ratings

International Short-Term Credit Ratings are more commonly referred to as simply “Short-Term Ratings”. The following scale applies to foreign currency and local currency ratings.

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction.

F1 — Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 — Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B — Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — Default. Denotes actual or imminent payment default.

“+” may be appended to an “F1” rating class to denote relative status within the category.

“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Appendix C

MORE ON STRATEGIES AND RISKS

How to Use This Section

In the discussions of the individual fund(s) in which you invest, you found descriptions of the principal strategies and risks associated with such fund(s). In those pages, you were referred to this section for more information. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI of the funds, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

Asset Allocation Funds as Investors

The Funds described in this prospectus (other than the Asset Allocation Funds) are offered for investment to asset allocation funds. These asset allocation funds may own a significant portion of the assets of the underlying Funds. Transactions by the allocation funds, such as rebalancings or redemptions, may be disruptive to an underlying Fund. Redemptions by one or more asset allocation funds also may have the effect of rendering an underlying Fund too small effectively to pursue its investment goal, and may also increase the underlying Fund’s expenses, perhaps significantly.

Investing in Common Stocks

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of a fund’s investments will go up and down.

Investing in Preferred Stocks

Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. Preferred stocks may pay fixed or adjustable rates of return. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.

Investing in Convertibles

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company’s common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price inversely to interest rates as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

Volatility

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

Investing in Bonds

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

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Changes in Interest Rates. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

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Length of Time to Maturity. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

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Defaults. Bond issuers make at least two promises: (1) to pay interest during the bond’s term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

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Declines in Ratings. At the time of issue, most bonds are rated by professional rating services, such as Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond’s rating. This is virtually certain to cause the bond to drop in price.

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Low Quality. High-yield/high-risk securities (commonly known as “junk bonds”) have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, are subject to greater price volatility and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, a sub-adviser of a fund may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

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Loss of Liquidity. If a bond is downgraded, or for other reasons drops in price, or if the bond is a type of investment that falls out of favor with investors, the market demand for it may “dry up.” In that case, the bond may be hard to sell or “liquidate” (convert to cash).

Investing in Foreign Securities

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

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Changes in Currency Values. Foreign securities may be sold in currencies other than U.S. dollars. If a currency’s value drops relative to the dollar, the value of your fund shares could drop, too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country’s overseas investments; and intervention by banks. Some funds also invest in American Depositary Receipts (“ADRs”) and American Depositary Shares (“ADSs”). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

•	Currency Speculation. The foreign currency market is largely unregulated and subject to speculation. A fund’s investments in foreign currency-denominated securities may reduce the returns of the fund.

•	Differing Accounting and Reporting Practices. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

•	Less Information Available to the Public. Foreign companies usually make far less information available to the public.

•	Less Regulation. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

•	More Complex Negotiations. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

•	Less Liquidity/More Volatility. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

•	Settlement Delays. “Settlement” is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

•	Higher Custodial Charges. Fees charged by the fund’s custodian for holding shares are higher for foreign securities than those of domestic securities.

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Vulnerability to Seizure and Taxes. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

•	Political Instability and Small Markets. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

•	Different Market Trading Days. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before a transaction occurs.

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Hedging. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund’s currency exposure from one currency to another removes the fund’s opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser’s projection of future exchange rates is inaccurate.

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Emerging Market Risk. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid, more difficult to value and more volatile than investments in developed countries. In addition, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Investing in Futures, Options and Other Derivatives

Besides conventional securities, your fund may seek to increase returns by investing in financial contracts such as futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps, caps, floors, collars, indexed securities, various mortgage-related obligations, structured or synthetic financial instruments and other derivative instruments (collectively, “Financial Instruments”) related to its primary investments. Such Financial Instruments involve additional risks and costs.

Certain of the funds use Financial Instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts involves additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and a fund may incur substantial losses.

Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal than it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A fund’s use of Financial Instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all Financial Instruments that may be used by the funds:

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a Financial Instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity risk exists when particular investments are difficult to sell. Although most of a fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by the fund, particularly during periods of market turmoil. If there is no market or the fund is not successful in its negotiations, the fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the fund is forced to sell these investments to meet redemptions or for other cash needs, the fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

Suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund’s ability to use Financial Instruments may be limited by certain regulatory and tax considerations.

Like most other investments, Financial Instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a fund’s interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving Financial Instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions. While the position remains open, the portfolio continues to be subject to investment risk on the Financial Instrument. The portfolio may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.

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A fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in Financial Instruments. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against a fund’s position, such fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to a fund. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If a fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the fund will continue to be subject to investment risk on the assets. Segregation, cover, margin and collateral requirements may impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require a fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

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Certain Financial Instruments transactions may have a leveraging effect on the funds, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When the funds engage in transactions that have a leveraging effect, the value of the fund is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.

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Many Financial Instruments may be difficult to value or may be valued subjectively. Inaccurate valuations can result in increased payment requirements to counterparties or a loss of value to the funds.

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In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in the fund incurring substantial losses and/or not achieving anticipated gains.

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Hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, the fund might be in a better position had it not attempted to hedge at all.

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Financial Instruments transactions used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that the fund enters into a derivatives transaction as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the derivatives transaction itself.

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Certain Financial Instruments transactions involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

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Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such over-the-counter (or “OTC”) derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the fund bears greater risk of default by the counterparties to such transactions. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

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Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. The risk of operational failures may be higher for OTC derivatives transactions. For derivatives not guaranteed by an exchange, the fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies.

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Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders, including in a fund that invests largely in municipal securities.

Investing in Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, derivatives, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a fund to leverage risks or carry liquidity risks.

Investing in Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund’s securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund’s limitations on investing in illiquid securities. If a fund’s manager makes the incorrect prediction, the opportunity for loss can be magnified.

Investing in Fixed-Income Instruments

Some funds invest in “Fixed-Income Instruments,” which as used in the relative fund’s prospectus include, among others:

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securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, including issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements and reverse repurchase agreements;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Some funds may invest in derivatives based on Fixed-Income Instruments.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s portfolio managers will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a fund may become the holders of underlying assets. In that case, a fund may become the holder of securities that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Investing in Structured Securities

Some funds may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued.

Subordination Risk

Some funds may invest in securities, such as certain structured securities or high-yield debt securities, which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

Investing in Warrants and Rights

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

Investing in Distressed Securities

Certain funds may invest in distressed securities, including securities of issuers in bankruptcy. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

Variable Rate Demand Instruments

Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The funds may treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

Investing in Small- or Medium-Sized Companies

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Mortgage-Related Securities

Mortgage-related securities in which the Fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies or government-related fluctuation organizations, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Real estate markets have been particularly affected by the current financial crisis, which has had an adverse effect on mortgage-related securities. Mortgage-related securities are subject to special risks. The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to the Fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by the Fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. The Fund’s investments in mortgage-related securities are also exposed to prepayment or call risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the Fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. This is known as extension risk.

Investing in Asset-Backed Securities

Some funds may purchase asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage-related securities described above, except that asset-backed securities may be backed by non-real-estate loans, leases or receivables such as auto, credit card or home equity loans.

Investing in REITs

Real estate markets have been particularly affected by the financial crisis. Equity REITs can be affected by any changes in the value of the properties owned. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

Investing in Loans

Certain funds may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund’s liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

Portfolio Turnover

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager’s ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are generally subject to tax in the same manner as ordinary income for taxable investors.

Securities Lending

Certain funds may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a fund.

Initial Public Offerings (IPOs)

IPOs are subject to specific risks which include:

•	high volatility;

•	no track record for consideration;

•	securities may be illiquid;

•	earnings are less predictable.

Temporary Defensive Strategies

For temporary defensive purposes, a fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

Swaps and Swap-Related Products

A fund’s sub-adviser may enter into swap transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

•

Commodity Swaps. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

•

Interest Rate Swaps. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian. If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund’s sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

Illiquid and Restricted/144A Securities

Certain funds may invest in illiquid securities (i.e., securities that are not readily marketable). In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the “1933 Act”). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Rule 144A under the 1933 Act established a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a fund could, however, adversely affect the marketability of such security and the fund might be unable to dispose of such security promptly or at reasonable prices.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Investment Strategies

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the fund’s Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the funds’ SAI.

Diversification

A diversified fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, a fund can invest more than 5% of its assets in one issuer. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and only the assets and revenues of such entity back the security, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if only the assets and revenues of the nongovernmental user back that bond, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.

Investment Adviser

Transamerica Asset Management, Inc.
570 Carillon Parkway
St Petersburg, FL 33716

S&P 500 Stock Master Portfolio

BlackRock Fund Advisors
400 Howard Street
San Francisco, CA 94105

Investment Sub-Advisers of the Portfolios

Balanced Portfolio:
Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London, England EC2A 2EN

Core Bond Portfolio:
BlackRock Financial Management, Inc.
55 East 52nd Street
New York, NY 10022

High Quality Bond Portfolio:
Merganser Capital Management, Inc.
99 High Street
Boston, MA 02110

High Yield Bond Portfolio:
Eaton Vance Management
Two International Place
Boston, MA 02110

Inflation-Protected Securities Portfolio:
BlackRock Financial Management, Inc.
55 East 52nd Street
New York, NY 10022

International Equity Portfolio:
Thornburg Investment Management, Inc.
2300 North Ridgetop Road
Santa Fe, NM 87506

Large Core Portfolio:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Large Growth Portfolio:
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

OFI Institutional Asset Management, Inc.
2 World Financial Center
225 Liberty Street
New York, NY 10281

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Large Value Portfolio:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Mid Growth Portfolio:
Columbus Circle Investors
One Station Place
Stamford, CT 06902

Mid Value Portfolio:
Cramer, Rosenthal, McGlynn, LLC
520 Madison Avenue
New York, NY 10022

J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, NY 10167

Money Market Portfolio:
GE Asset Management, Incorporated
3001 Summer Street, P.O. Box 120031
Stamford, CT 06912

Small Core Portfolio:
Invesco Advisers, Inc.
Two Peachtree Pointe
1555 Peachtree St. NE, Suite 1800
Atlanta, GA 30309

Fort Washington Investment Advisors, Inc.
303 Broadway, Suite 1200
Cincinnati, OH 45202

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Small Growth Portfolio:
Perimeter Capital Partners, LLC
5 Concourse Parkway, Suite 2725
Atlanta, GA 30328

Small Value Portfolio:
Mesirow Financial Management, Inc.
350 North Clark Street
Chicago, Illinois 60654

Administrator and Transfer Agent

Transamerica Fund Services, Inc.
570 Carillon Parkway
St. Petersburg, Florida 33716

Distributor

Transamerica Capital, Inc.
4600 South Syracuse Street, Suite 1100
Denver, CO 80237

Custodian

State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Amended and Restated Declaration of Trust of the Registrant (3)

(b)	By-Laws of the Registrant (3)

(d)(1)	Investment Advisory Agreement between the Registrant and Transamerica Asset Management Inc. (“TAM”) (3)

(d)(2)	Amended Schedule A, effective: May 1, 2008, to the Investment Advisory Agreement dated November 1, 2007 between the Registrant and TAM (5)

(e)	Underwriting Agreement between the Registrant and Transamerica Capital Inc. (“TCI”) (3)

(f)	Amended and Restated Board Members Deferred Compensation Plan dated January 1, 2010 (filed herein)

(g)(1)	Custodian Agreement between the Registrant and Investors Bank & Trust Company (1)

(g)(2)	Amended Custodian Contract Fee Schedule dated February 1, 2008 (4)

(h)(1)	Administrative Services Agreement between the Registrant and Transamerica Fund Services, Inc. (“TFS”) (3)

(h)(2)	Transfer Agent Agreement between the Registrant and TFS (3)

(h)(3)	Expense Reimbursement Letter Agreement between the Registrant and TAM (3)

(h)(4)	Third Party Feeder Agreement between the Registrant, and Master Investment Portfolio (2)

(i)(1)	Opinion of Counsel from Bingham Dana & Gould LLP dated April 25, 1996 (3)

(i)(2)	Opinion and Consent of Counsel (filed herein)

(j)	Consent of Independent Registered Public Accounting Firm (filed herein)

(l)	Investor Representation Letter of Initial Shareholder (1)

(m)	Amended and Restated Distribution Plan (3)

(o)	Reserved

(p)(1)	Code of Ethics of TAM and the Registrant (3)

(p)(2)	Code of Ethics of TCI (3)

(p)(3)	Code of Ethics of Aronson+Johnson+Ortiz (filed herein)

(p)(4)	Code of Ethics for BlackRock Affiliated Companies (filed herein)

(p)(5)	Code of Ethics for Columbus Circle Investors (filed herein)

(p)(6)	Code of Ethics for Cramer, Rosenthal, McGlynn, LLC (filed herein)

(p)(7)	Code of Ethics for Eaton Vance Management (filed herein)

(p)(8)	Code of Ethics for Fort Washington Investment Advisors, Inc. (filed herein

(p)(9)	Code of Ethics for GE Asset Management, Inc. (filed herein)

(p)(10)	Code of Ethics for Goldman Sachs Asset Management, L.P. (filed herein)

(p)(11)	Code of Ethics for Invesco Advisers, Inc. (filed herein)

(p)(12)	Code of Ethics for Jennison Associates, LLC (filed herein)

(p)(13)	Code of Ethics for J.P. Morgan Investment Management, Inc. (filed herein)

(p)(14)	Code of Ethics for Merganser Capital Management L.P. (filed herein)

(p)(15)	Code of Ethics for Mesirow Financial Management, Inc. (filed herein)

(p)(16)	Code of Ethics for OFI Institutional Asset Management, Inc. (filed herein)

(p)(17)	Code of Ethics for Perimeter Capital Partners (filed herein)

(p)(18)	Code of Ethics for Thornburg Investment Management, Inc. (filed herein)

(p)(19)	Code of Ethics for Wellington Management Company, LLP (filed herein)

(p)(20)	Code of Ethics for Western Asset Management and Western Asset Management Company (filed herein)

(q)(1)	Powers of Attorney (3)

(q)(2)	Power of Attorney for David W. Jennings (6))

(q)(3)	Power of Attorney for Master Investment Portfolio (6)

(1)	Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Commission on May 3, 1996.

(2)	Incorporated herein by reference from Post-Effective Amendment No. 8 to the Registration Statement as filed with the Commission on June 28, 2000.

(3)	Incorporated herein by reference from Post-Effective Amendment No. 27 to the Registration Statement as filed with the Commission on February 28, 2008.

(4)	Incorporated herein by reference from Post-Effective Amendment No. 95 to the Registration Statement of Transamerica Funds (File No. 811-04556) as filed with the Commission on February 27, 2009.

(5)	Incorporated by reference from Post-Effective Amendment No. 29 to the Registration Statement as filed with the Commission on April 30, 2009.

(6)	Incorporated by reference from Post-Effective No. 30 to the Registration Statement as filed with the Commission on February 26, 2010.

Item 29. Persons Controlled by or Under Common Control with Registrant.

To the knowledge of the Registrant, neither the Registrant nor any series thereof controls or is under common control with any other person. The Registrant has no subsidiaries.

Item 30. Indemnification.

Reference is made to Article IX of the Registrant’s Declaration of Trust, previously filed as an Exhibit to the Registration Statement.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the Trust’s Declaration of Trust, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

Item 31. Business and Other Connections of Investment Advisers.

Transamerica Asset Management, Inc. (“TAM”) is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples and Dennis P. Gallagher, directors of TAM, are described in the Statement of Additional Information under the section entitled “Management of the Fund.” Additionally, the following describes the principal occupations of other persons who serve as executive officers of TAM: Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer, TAM, and Senior Vice President and Treasurer of Transamerica Fund Services, Inc. and other related entities.

* * *

Aronson+Johnson+Ortiz, LP, located at 230 South Board Street, Philadelphia, PA 19102, serves as sub-adviser to Transamerica Partners Large Core and Transamerica Partners Large Value. Theodore R. Aronson, Managing Principal and Limited Partner; Stefani Cranston, Principal and Limited Partner; Joseph F. Dietrick, Principal, Limited Partner, and Chief Compliance Officer; Douglas D. Dixon, Principal and Limited Partner; Paul Dodge, Principal and Limited Partner; Kevin M. Johnson, Principal and Limited Partner; Stuart P. Kaye, Principal and Limited Partner; Gina Marie N. Moore, Principal and Limited Partner; Martha E. Ortiz, Principal and Limited Partner; Gregory J. Rogers, Principal and Limited Partner; R. Brian Wenzinger, Principal and Limited Partner.

* * *

Barclays Fund Advisors (“BFA”), a wholly-owned subsidiary of BlackRock Institutional Trust Company, N.A. BTC, located at 400 Howard Street, San Francisco, California 94105, serves as adviser to S&P 500 Stock Master

Portfolio in which Transamerica Partners Stock Index invests in. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

 The information required by this Item 31 about officers and directors of BFA, together with information as to an other business profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV, filed by BFA pursuant to the Investment Advisers Act of 1940 (File No. 801-22609).

* * *

BlackRock Financial Management, Inc, East 52nd Street, New York, New York 10055, serves as sub-adviser to Transamerica Partners Large Core, Transamerica Partners Core Bond and Transamerica Partners Inflation-Protected Securities. Laurence Fink, Chief Executive Officer; Robert Kapito, President; Scott America, Vice Chairman; Paul Audet, Vice Chairman; Robert Connolly, General Counsel, Secretary and Managing Director; Robert Doll, Vice Chairman; Robert Fairbairn, Vie Chairman; Amy Engel, Treasurer and Managing Director; Bennett Golub, Vice Chairman and Chief Risk Officer; Richard Kushel, Vice Chairman; Richard Kushel, Vice Chairman; Barbara Novick, Vice Chairman; Ann Marie Petach, Chief Financial Officer and Managing Director; Susan Wagner, Vice Chairman and Co-Chief Operating Officer, and Kendrick Wilson, Vice Chairman.

* * *

Columbus Circle Investors, Metro Center, One Station Pl, 8th Floor South, Stamford, CT 06902, serves as sub-adviser to Transamerica Partners Mid Growth. Anthony Rizza, Senior Managing Director; Clifford G. Fox, Senior Managing Director, Frank Cuttita, Chief Administrative Officer, Senior Managing Director and Chief Compliance Officer; Karl W. Anderson, Senior Managing Director.

Cramer Rosenthal McGlynn LLC, 520 Madison Avenue, 20th Floor, New York, NY 10022, serves as sub-adviser to Transamerica Partners Mid Value. Ronald H. McGlynn, Chairman, CEO; Jay B. Abramson, President and Chief Investment Officer; Ted. T. Cecala, Member of Board of Managers; Carlos A. Leal, Chief Financial Officer, Director of Operations and Executive Vice President; David R. Gibson, Member of Board of Managers; Steven A. Yadegari, Chief Legal Officer, Chief Compliance Officer and Senior Vice President; Christopher C. Barnett, Executive Vice President.

* * *

Eaton Vance Management, Two International Place, Boston, MA 02110, serves as sub-adviser to Transamerica Partners High Yield Bond. Jeffrey P. Beale, Chief Administrative Officer and Vice President; Thomas E. Faust, Chief Executive Officer and President; Paul O’Neil, Chief Compliance Officer and Vice President; Robert J. Whelan, Vice President, Treasurer and Chief Financial Officer, Duncan W. Richardson, Executive Vice President and Chief Equity Investment Officer; Payson F. Swaffield, Vice President and Chief Income Investment Officer; and Frederick S. Marius, Vice President and Chief Legal Officer.

* * *

Fort Washington Investment Advisors, Inc., 303 Broadway, Suite 1200, Cincinnati, OH 45202, serves as sub-adviser to Transamerica Partners Small Core. The business and other connections of J.P. Morgan Investment Management, Inc.’s directors and principal executive officers are set forth below.

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

John F. Barrett, Chairman of the Board, President & Chief	(1) Chairman of Board & CEO – The

Executive Officer of Western & Southern Financial Group	Western and Southern Life Insurance Co.
(2) Chairman of Board & CEO – Western & Southern Financial Group, Inc.
(3) Chairman of Board & CEO – Western-Southern Life Assurance Company
(4) Director & Chairman – Columbus Life Insurance Co.
(5) Director & Chairman – Integrity Life Insurance Co.
(6) Director & Chairman – National Integrity Life Insurance Co.
(7) Director – Eagle Realty Group, Inc.
(8) Director – Eagle Realty Investments, Inc.
(9) Director – Capital Analysts, Inc.
(10) Director, Chairman & CEO – West Ad, Inc
(11) President & Trustee – Western & Southern Financial fund, Inc.
(12) Board Member – Convergys Corp.
Donald J. Wuebbling, Senior Vice President & General Counsel of Western & Southern Financial Group	(1) Board Member – Cincinnati Symphony Orchestra
(2) Board Member – Cincinnati May Festival
(3) Vice-President & General Counsel – The Western and Southern Life Insurance Company
(4) Chief Legal Officer, Secretary & Director – Touchstone Advisors, Inc.
(5) Senior VP & Secretary – Columbus Life Insurance Co.
(6) Secretary & Director – Eagle Realty Group, LLC
(7) Secretary & Director – IFS Financial Services, Inc.
(8) Director – Touchstone Securities, Inc.
(9) Director – IFS Agency Services, Inc.
(10) Director – W&S Financial Group Distributors, Inc.
(11) Director – IFS Systems, Inc.
(12) Director – Integrated Fund Services, Inc.
(13) Director – IFS Holdings, Inc.
(14) Director – Capital Analysts Incorporated
Director – Integrity Life Insurance Company
Robert L. Walker, Senior Vice President & Chief Financial Officer of Western & Southern Financial Group	(1) Board Member – Computer Services, Inc. (CSI)
(2) Board Member – Tri-Health
(3) Board of Trustees – Bethesda, Inc
(4) Director – Eagle Realty Group, LLC
(5) Director – Integrity Life Insurance Company
(6) Director – National Integrity Life
(7) Director – Fort Washington
(8) Director – Lafayette Life Insurance

(9) Director – Columbus Life Insurance
(10) CFO – The Western and Southern Life Insurance Company
James J. Vance, Vice President & Treasurer of Western & Southern Financial Group	Investment Committee – Church of the Redeemer

Terrie A. Wiedenheft, Senior Vice President & Chief Financial Officer of IFS Financial Services, Inc.	N/A

Maribeth S. Rahe, President & Chief Executive Officer of Fort Washington Investment Advisers, Inc.	(1) Board Member, Budget/Finance Committee – Cincinnati USA Regional Chamber
(2) Advisory Council – Center for Women’s Business Research
(3) Life Trustee – New York Landmarks Conservancy
(4) Life Trustee – Rush-Presbyterian-St. Luke’s Medical Center
(5) Chairman of the Board– Capital Analysts, Inc.
(6) Board Member - Consolidated Communications Illinois Holdings, Inc.
(7) Chairperson / Chief Volunteer Officer – 2009 Go Red for Women (American Heart Association)
(8) Vice Chairman – Cincinnati Arts Association
(9) Advisory Board – Sisters of Notre Dame de Namur
(10) Advisory Board – Xavier University
(11) Advisory Board – CincyTechUSA
(12) Investment Committee – United Way of Cincinnati
(13) Cabinet Member – Strategic Development Cabinet of the United Way of Cincinnati
(14) Treasurer – Women’s Capital Club
(15) Board of Governors – Cincinnati Country Club
Nicholas P. Sargen, Senior Vice President & Chief Investment Officer of Western & Southern Financial Group and Fort Washington Investment Advisers, Inc.	(1) Board of Trustees, Treasurer – Good Samaritan Hospital Foundation
(2) Board Member – Integrity Life Insurance
(3) Chairman – Xavier Department of Finance Advisory Board
(4) Investment Committee – Christ Church Cathedral (non-voting)
Margaret C. Bell, Managing Director of Business Develop for Fort Washington Investment Advisers, Inc.	Endowment Committee Head for Armstrong Chapel United Methodist Church
Mark A. Frietch, Managing Director of Client Services, Investment Operations and Marketing for Fort Washington Investment Advisers, Inc.	N/A
Michele Hawkins, Vice President & Chief Compliance Officer for Fort Washington Investment Advisers, Inc.	(1) Member Investment Committee – Greater Cincinnati Foundation
(2) Committee Member – National Society of Compliance Professionals

* * *

GE Asset Management, Incorporated, 3001 Summer Street, Stamford, CT 06904, serves as sub-adviser to Transamerica Partners Money Market. Michael J. Cosgrove, Director; Ralph R. Layman, Director, Donald W. Torey, Director; John J. Walker, Director and Chief Operations Officer; Amiel H. Goldberg, Director; Maureen B. Mitchell, Director; David W. Wiederecht, Director; Judith A. Studer, Director; Matthew J. Simpson, Director and Chief Legal Officer; James W. Ireland III, Director and Chief Executive Officer; Cheryl H. Beacock, Director; Paul M. Colonna, Director; Daniel O. Colao, Director and Chief Financial Officer.

* * *

Goldman Sachs Asset Management, LP, 200 West Street, New York, NY 10282, serves as sub-adviser to Transamerica Partners Balanced. Ellen Porges, General Counsel, Investment Management Division (Chief Legal Officer); Judith Shandling, Chief Compliance Officer; Ed Forst, Co-Head Investment Management Division (Co-Chief Executive Officer); Timothy J. O’Neill, Co-Head Investment Management Division (Co-Chief Executive Officer).

* * *

Invesco Advisers, Inc., 1555 Peachtree Pointe, 1555 Peachtree Street, N.E. Atlanta, GA 30309, serves as sub-adviser to Transamerica Partners Small Core. Martin Flanagin, Chairman; Mark Armour, Co-President, Co-Chief Executive Officer and Director; Philip Taylor, Co-President, Co-Chief Executive Officer and Director; Loren Starr, Director; Kevin Carome, Director and Secretary; Todd L. Spillane, Chief Compliance Officer and Senior Vice President..

* * *

Jennison Associated LLC, 466 Lexington Avenue, New York, NY 10017, serves as sub-adviser to Transamerica Partners Large Growth. Jennison is organized under the laws of Delaware as a single member liability company whose sole member is Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc. Jennison provides investment management services primarily to corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker dealers.

The business and other connections of Jennison’s directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

Name and Address	Principal Occupation

Dennis M. Kass

Director, Chairman and Chief Executive Officer, Jennison. Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”).

Spiros Segalas	Director, President and Chief Investment Officer, Jennison.
Mehdi A. Mahmud	Director, Vice Chairman, Managing Director and Chief Operating Officer, Jennison.
Kathleen A. McCarragher	Director and Managing Director, Jennison.
Bernard B. Winograd	Director, Jennison. Executive Vice President, The Prudential Insurance Company of America (“PICA”). Executive Vice President, Prudential Financial, Inc.
Gateway Center Three, 15th Floor 100 Mulberry Street Newark, NJ 07102
Charles F. Lowrey	Director, Jennison. Executive Vice President, Prudential Investment

Management Services LLC. President, Chairman, Chief Executive Officer and Director, PIM. Chairman, Chief Executive Officer and Manager, Prudential Asset Management Holding Company LLC.
Ronald K. Andrews Gateway Center Three, 100 Mulberry Street Newark, New Jersey 07102	Director, Jennison. Senior Vice President, Prudential Investments LLC (“PI”). Member, Board of Managers, QM.
Mirry M. Hwang	Secretary, Vice President and Chief Legal Officer, Jennison. Assistant Secretary, Prudential Trust Company.
Joseph M. Carrabes	Executive Vice President, Jennison.
Kenneth Moore	Treasurer, Executive Vice President and Chief Financial Officer, Jennison. Chief Financial Officer, Manager and Vice President, QM. Vice President, PIM. Director, Prudential Trust Company.
Stuart S. Parker	Executive Vice President, Jennison. Senior Vice President, PI. Vice President, QM.
Leslie S. Rolison	Executive Vice President, Jennison. Vice President, QM.

* * *

J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, NY 10167, serves as sub-adviser to Transamerica Partners Mid Value. The business and other connections of J.P. Morgan Investment Management, Inc.’s directors and principal executive officers are set forth below.

Name and Position with Investment Adviser Company	Name of Other Company	Connection with Other

Evelyn V. Guernsey	JPMorgan Investment	Chairperson, President
and CEO
President, Director, Managing Director	Advisors Inc.
George C.W. Gatch	—	—
Director, Managing Director
Seth P. Bernstein	—	—
Global Head of Fixed Income, Managing Director
Lawrence M. Unrein	—	—
Director, Managing Director
Martin R. Porter	—	—
Global Head of Equities, Managing Director
Clive S. Brown	—	—
Director, Managing Director
Scott E. Richter	—	—
Secretary
Joseph K. Azelby	—	—
Director, Managing Director
Paul A. Quinsee	—	—
Director, Managing Director
John H. Hunt	—	—
Director, Managing Director
Richard T. Madsen	—	—
Director, Managing Director
Joseph J. Bertini	—	—
Chief Compliance Officer

Merganser Capital Management, Inc. 99 High Street, 28th Floor, Boston, MA 02110, serves as sub-adviser to Transamerica Partners High Quality Bond. Edward R. Bedrosian, President and Chief Executive Officer; Jeffrey Addis, Chief Administrative Officer; Douglas A. Kelly, Chief Investment Officer; Michael Siciliano, Director of Sales and Marketing. After Michael Siciliano; Ronald D. Kazel, Member of Management Committee; Jeremy Diamond, Member of Management Committee; Daniel Wickey, Treasurer; Eric C. Szabo, Member of Management Committee, Rose-Marie Lyght, Member of Management Committee; and Jennifery Wynn, Portfolio Manager.

* * *

Mesirow Financial Investment Management, Inc., 353 N. Clark Street, Chicago, IL 60654, is sub-adviser to Transamerica Partners Small Value. James C. Tyree, Chairman, Chief Executive Officer and Director; A. Brad Busscher, Senior Managing Director and Secretary; Kristie P. Paskvan, Chief Financial Officer, Treasurer and Director; Jeffrey M. Levine, Senior Vice President and Chief Compliance Officer; Michael A. Crowe, Senior Managing Director and Chief Investment Officer; Gary Klopfenstein, Senior Managing Director and Chief Investment Officer; Julie E. Vander Weele, Senior Managing Director; Lester A. Morris, Senior Managing Director; Steven P. Luetger, Senior Manager Director; Norman D. Schlismann, Senior Managing Director; Leila B. Heckman, Senior Managing Director.

* * *

OFI Institutional Asset Management, Inc., 301 North Spring Street, Bellefonte, PA 16823, serves as sub-adviser to Transamerica Partners Large Growth.

* * *

Perimeter Capital Partners LLC, Five Concourse Parkway, Suite 2725, Atlanta, GA 30328, serves as sub-adviser to Transamerica Partners Small Growth. George B. Ball, Chief Executive Officer and President; Mark D. Garfinkel, Chief Investment Officer; Adam C. Stewart, Chief Compliance Officer.

* * *

Thornburg Investment Management, Inc., 2300 North Ridgetop Road, Santa Fe, NM 87506, serves as sub-adviser to Transamerica Partners International Equity. Harold G. Thornburg, Chairman; Brian J. McMahon, President; Stephen Velie, Chief Compliance Officer; Carolyn M. Dobbs, Treasurer and Corporate Secretary.

* * *

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, serves as sub-adviser to Transamerica Partners Large Growth and Transamerica Partners Small Core. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company, LLP, investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

* * *

Western Asset Management Company, 385 E. Colorado Blvd., Pasadena, CA 91101, serves as sub-adviser to Transamerica Partners Balanced. The business and other connections of J.P. Morgan Investment Management, Inc.’s directors and principal executive officers are set forth below.

NAME AND POSITION WITH WESTERN ASSET	NAME OF COMPANY AND/OR PRINCIPAL BUSINESS OTHER THAN WESTERN ASSET	POSITION

James William Hirschmann, III, President and Chief Executive Officer	WAMCL(66)	Director
Ronald Dewhurst	LM Asset Management Australia(20)	Director
Non-Employee Director	LM Asset Management Japan(21)	Director
	LM Poland I(26)	Member Supervisory Board
	LM Poland II(26)	Member Supervisory Board
	LM Holdings Limited(26)	Director
	WAMCL(66)	Director
	WAM Japan (67)	Director
	WAM Australia(68)	Director
	WAM Singapore(70)	Director
	WAM Holdings UK(69)	Director
Tom Lemke	Barrett Associates, Inc.(3)	Director
Non-Employee Director	LMCM(18)	Director
	Legg Mason, Inc.(26)	Senior Vice President and General Counsel
	Royce Associates, LLC(63)	Manager
Jefferey A. Nattans,	Legg Mason, Inc.(26)	Vice President
Non-Employee Director	Barrett(3)	Director
	LMCM(18)	Director
	LMIC(31)	Manager
	NS(1)	Director
	Bartlett(4)	Director
	Clear Adv(13)	Manager
	Clear Asset(14)	Manager
	GCIM(17)	Manager
	LMREC(37)	Director
	LMREC II(38)	Director
	PCM I(60)	Director
	PCM II(61)	Director
	Royce(63)	Manager
	WAMCL(66)	Director
	WAM Tokyo(67)	Director
	WAM Australia(68)	Director
	WAM Singapore(70)	Director
David A. Odenath,	Legg Mason, Inc.(26)	Senior Vice President
Non-Employee Director	Batterymarch(5)	Director

	Brandywine(8)	Manager
	LMCM(18)	Director
	LMGAA(25)	Director
	BGIM(9)	Director
	Brandywine Singapore(10)	Director
	Clear Adv(13)	Manager
	Clear Asset(14)	Manager
	GCIM(17)	Manager
	LMPFA(34)	Manager
	LMPPG(34)	Manager
	WAMCL(66)	Director
	WAM Tokyo(67)	Director
	WAM Australia(68)	Director
	WAM Singapore(70)	Director
Michael B Zelouf, Director of International Business and Head of London Operations	—	—
Suzanne Taylor-King, Finance Office	—	—
James J. Click, Director of Global Client Service & Marketing	—	—
Bruce Daniel Alberts, Chief Financial Officer	—	—
Charles A. (Tony) Ruys de Perez, General Counsel and Secretary; Head of Legal & Compliance	—	—
Brett B. Canon, Director of Risk Management & Operations	—	—
Daniel E. Giddings, Assistant Secretary;	—	—
Gavin L. James, Director of Portfolio Operations	—	—

Addresses:

1
3040692 Nova Scotia Company (“NS”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

2
The Baltimore Company (“The Baltimore Co”)
100 International Drive
Baltimore, MD 21202

3
Barrett Associates, Inc. (“Barrett”)
565 Fifth Avenue
New York, NY 10017

4
Bartlett & Co. (“Bartlett”)
36 East Fourth Street
Cincinnati, OH 45202

5
Batterymarch Financial Management, Inc. (“Batterymarch”)
200 Clarendon Street
Boston, MA 02116

6
Batterymarch GP, LLC
200 Clarendon Street
Boston, MA 02116

7
BMML, Inc. (“BMML”)
100 International Drive
Baltimore, MD 21202

8
Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8th Floor
Philadelphia, PA 19104

9
Brandywine Global Investment Management (“BGIM”)
Level 9, Leaf B, Tower 42
25 Old Broad Street
London, England EC2N 1HQ

10
Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)
36 Robinson House, #18
City House
Singapore

11
BRE Group, Inc. (“BRE”)
36 East Fourth Street
Cincinnati, OH 45202

12
Citi Fund Management Inc. (“Citi Funds”)
100 First Stamford Place
Stamford, CT 06902-6729

13
Clearbridge Advisors, LLC (“Clear Adv”)
620 Eight Avenue
New York, NY 10018

14
Clearbridge Asset Management, Inc. (“Clear Asset”)
620 Eight Avenue
New York, NY 10018

15
Fairfield Group, Inc. (“FG”)
200 Gibraltor Road
Horsham, PA 19044

16
Gray Seifert & Co (“GS”)
100 International Drive
Baltimore, MD 21202

17
Global Currents Investment Management, LLC (“GCIM”)
100 International Drive
Baltimore, MD 21202

18
Legg Mason Capital Management, Inc. (“LMCM”)
100 International Drive
Baltimore, MD 21202

19
Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

20
Legg Mason Asset Management Australia Limited
Level 13, 120 Collins Street
Melbourne, Victoria 3000
Australia

21
Legg Mason Securities (Japan) Co., Ltd.
Ote Center Building, 1-1-3 Otemachi Chiyoda-ku
Tokyo 100-0004
Japan

22
Legg Mason Charitable Foundation, Inc. (“LMCF”)
100 International Drive
Baltimore, MD 21202

23
Legg Mason Fund Adviser, Inc. (“LMFA”)
100 International Drive
Baltimore, MD 21202

24
Legg Mason Funding, Corp. (“LMFC”)
100 International Drive
Baltimore, MD 21202

25
Legg Mason Global Asset Allocation, LLC (“LMGAA”)
620 8th Ave.
New York, NY 10018

26
Legg Mason, Inc.
100 International Drive
Baltimore, MD 21202

27
Legg Mason & Co. LLC (“LeggCo”)
100 International Drive
Baltimore, MD 21202

28
Legg Mason International Holdings, LLC (“LMIH”)
100 International Drive
Baltimore, MD 21202

29
Legg Mason International Holdings II, LLC (“LMIH II”)
100 International Drive
Baltimore, MD 21202

30
Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)
El Regidor No 66
Piso 10
Las Condes, Santiago
Chile

31
Legg Mason Investment Counsel, LLC (“LMIC”)
100 International Drive
Baltimore, MD 21202

32
Legg Mason Investor Services, LLC “(LMIS”)
100 International Drive
Baltimore, MD 21202

33
Legg Mason Marketing Co, LLC (“LM Marketing”)
100 International Drive
Baltimore, MD 21202

34
Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
399 Park Ave.
New York, NY 10022

35
Legg Mason Political Action Committee (“LMPAC”)
100 International Drive
Baltimore, MD 21202

36
Legg Mason Properties, Inc. (“LM Properties”)
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

37
Legg Mason Real Estate Capital, Inc. (“LMREC”)
10880 Wilshire Blvd., Suite 1750
Los Angeles, CA 90024

38
Legg Mason Real Estate Capital, Inc. II (“LMREC II”)
10880 Wilshire Blvd., Suite 1750
Los Angeles, CA 90024

39
Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 International Drive
Baltimore, MD 21202

40
Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)
100 International Drive
Baltimore, MD 21203

41
Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 International Drive
Baltimore, MD 21202

42
Legg Mason Realty Capital, Inc. (“LMRC”)
100 International Drive
Baltimore, MD 21202

43
Legg Mason Realty Group, Inc. (“LMRG”)
100 International Drive
Baltimore, MD 21202

44
Legg Mason Realty Partners, Inc. (“LMRP”)
100 International Drive
Baltimore, MD 21202

45
Legg Mason Technology Services, Inc. (“LMTS”)
100 International Drive
Baltimore, MD 21202

46
Legg Mason Tower, Inc. (“LM Tower”)
100 International Drive
Baltimore, MD 21202

47
Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)
100 International Drive
Baltimore, MD 21202

48
LM BAM, Inc. (“LM BAM”)
46 Public Square, Suite 700
Wilkes Barre, PA 18701

49
LM Capital Company (“LMCC”)
100 International Drive
Baltimore, MD 21202

50
LM Capital Support I (“LMCS I”)
100 International Drive
Baltimore, MD 21202

51
LM Capital Support II (“LMCS II”)
100 International Drive
Baltimore, MD 21202

52
LM Capital Support III (“LMCS III”)
100 International Drive
Baltimore, MD 21202

53
LM Capital Support IV (“LMCS IV”)
100 International Drive
Baltimore, MD 21202

54
LM Capital Support V (“LMCS V”)
100 International Drive
Baltimore, MD 21202

55
LM Holdings, Limited (“LM Holdings”)
155 Bishopsgate
London EC2M 3TY
England

56
LMRC II, Inc. (“LMRC II”)
100 International Drive
Baltimore, MD 21202

57
LMRC Properties, Inc. (“LMRC Properties”)
100 International Drive
Baltimore, MD 21202

58
LMM LLC (“LMM”)
100 International Drive
Baltimore, MD 21202

59
LMRES Holdings (“LMRES Hldgs”)
100 International Drive
Baltimore, MD 21202

60
PCM Holdings I, Inc. (“PCM I”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

61
PCM Holdings II, LLC (“PCM II”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

62
Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022

63
Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY 10019

64
Smith Barney Fund Management (“SBFM”)
300 First Stamford Place
Stamford, CT 06902

65
Western Asset Management Company (“WAM”)
385 East Colorado Boulevard
Pasadena, CA 91101

66
Western Asset Management Company Limited (“WAMCL”)
10 Exchange Square
Primrose Street
London EC2A 2EN
England

67
Western Asset Management Company Ltd (“WAM Tokyo”)
Ote Center Building
1-1-3 Otemachi Chiyoda-ku
Tokyo 100-0004
Japan

68
Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 13
120 Collins Street
GPO Box 507
Melbourne Victoria 3000
Australia

69
Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A 2EN
England

70
Western Asset Management Company Pte, Ltd (“WAM Singapore”)
1 George Street, #23-01
Singapore 049145

Item 32. Principal Underwriter.

(a)

Transamerica Capital, Inc. (“TCI”) is the principal underwriter for TST. TCI, whose address is 4600 South Syracuse Street, Denver, Colorado 80237-2719, currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant

David W. Hopewell	(1)	Director	N/A

Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A

Thomas A. Swank	(1)	Director	N/A

Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant

Blake S. Bostwick	(2)	Chief Operations Officer and Vice President	N/A

David R. Paulsen	(2)	Executive Vice President	N/A

Anne M. Spaes	(3)	Executive Vice President	N/A

Michael G. Petko	(2)	Executive Vice President	N/A

Frank A. Camp	(1)	Secretary	N/A

Courtney John	(2)	Vice President and Chief Compliance Officer	N/A

Karen D. Heburn	(4)	Vice President	N/A

Wesley J. Hodgson	(2)	Vice President	N/A

Amy Angle	(1)	Assistant Vice President	N/A

Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary

Elizabeth Belanger	(6)	Assistant Vice President	N/A

Kyle A. Keelan	(4)	Assistant Vice President	N/A

John Fischer	(4)	Assistant Vice President	N/A

Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A

Margaret A. Cullem-Fiore	(4)	Assistant Vice President	N/A

Christy Post-Rissin	(4)	Assistant Vice President	N/A

Brenda L. Smith	(4)	Assistant Vice President	N/A

Darin D. Smith	(1)	Assistant Vice President	N/A

Arthur D. Woods	(4)	Assistant Vice President	N/A

Tamara D. Barkdoll	(2)	Assistant Secretary	N/A

Erin K. Burke	(1)	Assistant Secretary	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S. Syracuse Street, Suite 1100, Denver, CO 80237-2719

(3)	400 W. Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 N. Charles Street, Baltimore, MD 21202

(6)	4 Manhattanville Road, Purchase, NY 10577

Item 33. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.

(b)	Certain shareholder and accounting records are maintained by a sub-transfer agent, Diversified Investment Advisors, Inc.

(c)

All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, FL 33716 and are in the physical possession of the officers of the Trust, or at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Partners Funds Group II has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 27th day of April, 2010.

.

TRANSAMERICA PARTNERS FUNDS GROUP II

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	April 27, 2010
John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	April 27, 2010

Sandra N. Bane*

/s/ Leo J. Hill	Trustee	April 27, 2010

Leo J. Hill*

/s/ David W. Jennings	Trustee	April 27, 2010

David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	April 27, 2010

Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	April 27, 2010

Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	April 27, 2010

Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	April 27, 2010

Joyce G. Norden*

/s/ Patricia Sawyer	Trustee	April 27, 2010

Patricia Sawyer*

/s/ John W. Waechter	Trustee	April 27, 2010

John W. Waechter*

/s/ Robert A. DeVault, Jr.	Vice President, Treasurer and
Robert A. DeVault, Jr.	Principal Financial Officer	April 27, 2010

* By: /s/ Dennis P. Gallagher	April 27, 2010
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney as previously filed.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Transamerica Partners Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Transamerica Partners Funds Group II to be signed on its behalf by the undersigned, thereunto duly authorized in the city of St. Petersburg and the state of Florida, on the 27th day of April 2010.

TRANSAMERICA PARTNERS PORTFOLIOS

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A of Transamerica Partners Funds Group II has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	April 27, 2010
/s/ Sandra N. Bane Sandra N. Bane*	Trustee	April 27, 2010
/s/ Leo J. Hill Leo J. Hill*	Trustee	April 27, 2010
/s/ David W. Jennings David W. Jennings*	Trustee	April 27, 2010
/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	April 27, 2010
/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	April 27, 2010
/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	April 27, 2010
/s/ Joyce G. Norden Joyce G. Norden*	Trustee	April 27, 2010
/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	April 27, 2010
/s/ John W. Waechter John W. Waechter*	Trustee	April 27, 2010
/s/ Robert A. DeVault, Jr. Robert A. DeVault, Jr.	Vice President, Treasurer and Principal Financial Officer	April 27, 2010
*By: /s/ Dennis P. Gallagher Dennis P. Gallagher** Secretary		April 27, 2010

**   Attorney-in-fact pursuant to powers of attorney previously filed.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Transamerica Partners Funds Group II (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 29, 2010. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO
S&P 500 INDEX MASTER PORTFOLIO

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
President and Chief Executive Officer
(Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on April 29, 2010. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ Anne F. Ackerley	President and Chief Executive Officer	April 29, 2010
Anne F. Ackerley	(Chief Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer	April 29, 2010
Neal J. Andrews

/s/ Richard S. Davis	Trustee	April 29, 2010
Richard S. Davis*

/s/ Henry Gabbay	Trustee	April 29, 2010
Henry Gabbay*

/s/ David O. Beim	Trustee	April 29, 2010
David O. Beim*

/s/ Ronald W. Forbes	Trustee	April 29, 2010
Ronald W. Forbes*

/s/ Dr. Matina S. Horner	Trustee	April 29, 2010
Dr. Matina S. Horner*

/s/ Rodney D. Johnson	Trustee	April 29, 2010
Rodney D. Johnson*

/s/ Herbert I London	Trustee	April 29, 2010
Herbert I. London*

/s/ Cynthia A. Montgomery	Trustee	April 29, 2010
Cynthia A. Montgomery*

/s/ Robert c. Robb, Jr.	Trustee	April 29, 2010
Robert C. Robb, Jr.*

/s/ Toby Rosenblatt	Trustee	April 29, 2010
Toby Rosenblatt*

/s/ Kenneth L. Urish	Trustee	April 29, 2010
Kenneth L. Urish*

/s/ Frederick W. Winter	Trustee	April 29, 2010
Frederick W. Winter*

/s/ Joseph P. Platt, Jr.	Trustee	April 29, 2010
Joseph P. Platt, Jr.*

By:	/s/ Edward B. Baer
Edward B. Baer (Attorney-in-Fact)

* As Attorney-in-Fact pursuant to the power of attorney, dated December 3, 2009, as filed with Post-Effective Amendment No. 30.

WASHINGTON, DC 20549
SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With
Post-Effective Amendment No. 31 to
Registration Statement on
Form N-1A

Transamerica Partners Funds Group II
Registration No. 333-00295

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Exhibit 28

(f)	Amended and Restated Board Members Deferred Compensation Plan dated January 1, 2010

(i)(2)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Accounting Firm

(p)(3)	Code of Ethics of Aronson+Johnson+Ortiz

(p)(4)	Code of Ethics for BlackRock Affiliated Companies

(p)(5)	Code of Ethics for Columbus Circle Investors

(p)(6)	Code of Ethics for Cramer, Rosenthal, McGlynn, LLC

(p)(7)	Code of Ethics for Eaton Vance Management

(p)(8)	Code of Ethics for Fort Washington Investment Advisors, Inc.

(p)(9)	Code of Ethics for GE Asset Management, Inc.

(p)(10)	Code of Ethics for Goldman Sachs Asset Management, L.P.

(p)(11)	Code of Ethics for Invesco Advisers, Inc.

(p)(12)	Code of Ethics for Jennison Associates, LLC

(p)(13)	Code of Ethics for J.P. Morgan Investment Management, Inc.

(p)(14)	Code of Ethics for Merganser Capital Management L.P.

(p)(15)	Code of Ethics for Mesirow Financial Management, Inc.

(p)(16)	Code of Ethics for OFI Institutional Asset Management, Inc.

(p)(17)	Code of Ethics for Perimeter Capital Partners

(p)(18)	Code of Ethics for Thornburg Investment Management, Inc.

(p)(19)	Code of Ethics for Wellington Management Company, LLP

(p)(20)	Code of Ethics for Western Asset Management and Western Asset Management Company